UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

WisdomTree Trust

Semi-Annual Report

February 29, 2020

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Mortgage Plus Bond Fund (MTGP)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Managed Futures Strategy Fund (WTMF)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	96.9%
Exchange-Traded Funds	2.6%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 1.58%, 4/16/20	29.5%
U.S. Treasury Bill, 1.57%, 3/12/20	47.2%
U.S. Treasury Bill, 1.56%, 5/21/20	20.2%
WisdomTree Floating Rate Treasury Fund (USFR)	2.6%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree Fund, please see page 38 of this report.

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”). The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to potentially benefit as the U.S. dollar appreciates in value relative to a basket of global currencies. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,005.30	0.50%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.53%	4.39%	1.23%	1.68%	3.36%
Fund Market Price Returns	0.57%	4.95%	1.42%	1.79%	3.46%
Bloomberg Dollar Total Return Index	0.25%	3.82%	0.81%	1.56%	3.43%
Bloomberg Dollar Spot Index	-0.58%	1.65%	-0.81%	0.63%	2.77%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	63.8%
Repurchase Agreement	30.9%
Exchange-Traded Funds	4.7%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 1.54%, 3/12/20	32.5%
U.S. Treasury Bill, 1.58%, 4/16/20	31.3%
Citigroup, Inc., tri-party repurchase agreement, 1.61%, 3/2/20††	30.9%
WisdomTree Floating Rate Treasury Fund (USFR)	4.7%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree Fund, please see page 38 of this report.

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Chinese Yuan Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Chinese currency and money market rates. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,036.50	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.65%	-2.16%	2.37%	0.60%	1.08%
Fund Market Price Returns	3.03%	-2.29%	2.19%	0.54%	1.01%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	4.95%	-0.76%	3.35%	2.14%	2.06%
Chinese yuan	1.52%	-4.64%	-0.64%	-2.58%	-0.26%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	71.0%
Repurchase Agreement	27.4%
Exchange-Traded Funds	4.5%
Other Assets less Liabilities‡	-2.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 1.58%, 4/16/20	35.7%
U.S. Treasury Bill, 1.54%, 3/12/20	35.3%
Citigroup, Inc., tri-party repurchase agreement, 1.61%, 3/2/20††	27.4%
WisdomTree Floating Rate Treasury Fund (USFR)	4.5%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree Fund, please see page 38 of this report.

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$993.90	0.55%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.61%	-3.02%	0.43%	-0.03%	-0.78%
Fund Market Price Returns	-0.40%	-2.76%	0.60%	0.05%	-0.78%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	1.27%	-0.65%	1.88%	1.30%	0.30%
Equal-Weighted Emerging Currency Composite	0.07%	-1.59%	1.53%	0.98%	0.11%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown†

Country	% of Net Assets
Brazil	10.2%
Russia	7.3%
India	6.9%
China	6.6%
Colombia	6.0%
Mexico	5.8%
United Arab Emirates	5.8%
Indonesia	4.8%
Turkey	4.5%
Chile	4.4%
Peru	4.2%
Israel	3.1%
South Korea	2.5%
Luxembourg	2.2%
Kuwait	2.2%
Thailand	1.9%
South Africa	1.9%
Netherlands	1.9%
Kazakhstan	1.8%
Saudi Arabia	1.7%
Morocco	1.6%
Singapore	1.6%
Philippines	1.3%
Malaysia	1.2%
Egypt	1.2%
Ireland	1.0%
Others*	4.1%
Other Assets less Liabilities‡	2.3%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).
*	Includes countries that are less than 1% of assets.

Top Ten Holdings*

Description	% of Net Assets
Abu Dhabi National Energy Co. PJSC, 4.38%, 6/22/26, Reg S	3.0%
Woori Bank, 4.75%, 4/30/24, Reg S	1.9%
KazMunayGas National Co. JSC, 4.75%, 4/19/27, Reg S	1.8%
Reliance Industries Ltd., 3.67%, 11/30/27	1.8%
Bank of China Ltd., 5.00%, 11/13/24, Reg S	1.8%
Bharti Airtel Ltd., 4.38%, 6/10/25, Reg S	1.8%
Cemex S.A.B. de C.V., 7.75%, 4/16/26, Reg S	1.7%
China Construction Bank Corp., 3.88%, 5/13/25, Reg S	1.6%
Oversea-Chinese Banking Corp., Ltd., 4.25%, 6/19/24, Reg S	1.5%
NBK Tier 1 Financing 2 Ltd., 4.50%, 11/27/25	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,038.40	0.60%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.84%	9.47%	5.46%	4.85%	4.36%
Fund Market Price Returns	2.90%	8.62%	5.08%	4.81%	4.24%
JP Morgan CEMBI Diversified Index	4.12%	10.73%	5.94%	6.15%	5.49%
JP Morgan CEMBI Broad Index[2]	4.32%	11.21%	6.18%	6.29%	5.58%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on March 8, 2012.
[2]

Prior to January 1, 2018, the Fund’s comparative broad-based index was the JP Morgan CEMBI Broad Index. Effective January 1, 2018, the Fund’s comparative broad-based index was changed to the JP Morgan CEMBI Diversified Index, which WisdomTree Asset Management, Inc., the Fund’s adviser, believes is a more appropriate performance comparison.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown†

Country	% of Net Assets
Brazil	11.1%
Russia	10.7%
Colombia	7.6%
United States	7.4%
Indonesia	7.0%
Mexico	5.7%
Supranational Bonds	5.3%
Thailand	5.1%
Poland	5.1%
South Africa	4.5%
India	3.9%
China	3.9%
Malaysia	3.8%
Peru	3.7%
Turkey	3.4%
Philippines	2.0%
Romania	2.0%
Hungary	1.9%
Chile	1.9%
Other Assets less Liabilities‡	4.0%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 1.61%, 3/2/20††	7.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27, Series F	1.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23, Series F	1.9%
Colombian TES, 10.00%, 7/24/24, Series B	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/25, Series F	1.8%
Brazil Letras do Tesouro Nacional, 8.51%, 1/1/22, Series LTN	1.5%
Republic of Poland Government Bond, 2.50%, 7/25/26, Series 0726	1.4%
Thailand Government Bond, 3.40%, 6/17/36	1.4%
Republic of Poland Government Bond, 2.50%, 7/25/27, Series 0727	1.3%
Peruvian Government International Bond, 6.95%, 8/12/31, Reg S	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,015.40	0.55%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.76

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.54%	3.46%	2.44%	1.39%	0.55%
Fund Market Price Returns	2.09%	3.57%	2.52%	1.36%	0.49%
JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index	1.27%	3.73%	3.95%	2.01%	1.22%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 9, 2010.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	99.9%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Floating Rate Note, 1.65%, 4/30/21	27.3%
U.S. Treasury Floating Rate Note, 1.73%, 7/31/21	27.1%
U.S. Treasury Floating Rate Note, 1.81%, 10/31/21	26.9%
U.S. Treasury Floating Rate Note, 1.67%, 1/31/22	18.6%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Treasury Floating Rate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in floating rate public obligations of the U.S. Treasury. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,010.80	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%	$0.75

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.08%	2.09%	1.73%	1.17%	0.95%
Fund Market Price Returns	1.04%	2.05%	1.83%	1.22%	0.93%
Bloomberg U.S. Treasury Floating Rate Bond Index	1.11%	2.22%	1.90%	1.33%	1.10%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 4, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Corporate Bonds	81.7%
Foreign Corporate Bonds	14.3%
Other Assets less Liabilities‡	4.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Sprint Corp., 7.88%, 9/15/23	0.8%
Community Health Systems, Inc., 6.25%, 3/31/23	0.7%
EMC Corp., 3.38%, 6/1/23	0.6%
Tenet Healthcare Corp., 8.13%, 4/1/22	0.6%
T-Mobile USA, Inc., 4.00%, 4/15/22	0.6%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	0.5%
Tenet Healthcare Corp., 6.75%, 6/15/23	0.5%
DISH DBS Corp., 5.88%, 7/15/22	0.5%
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24	0.5%
Telecom Italia SpA, 5.30%, 5/30/24	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Interest Rate Hedged High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index (the “Index”). In seeking to track the Index, the Fund invests mainly in short-term non-investment grade U.S. corporate fixed income securities having effective maturities generally shorter than five years and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,000.90	0.43%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	0.43%	$2.16

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.09%	1.00%	3.22%	3.66%	3.15%
Fund Market Price Returns	-0.04%	1.26%	3.09%	3.73%	3.11%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index	-0.12%	0.54%	3.41%	4.06%	3.60%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	41.2%
U.S. Government Agencies	27.1%
U.S. Corporate Bonds	21.7%
Foreign Corporate Bonds	3.6%
Repurchase Agreement	2.0%
Commercial Mortgage-Backed Securities	1.9%
Foreign Government Agencies	1.3%
Foreign Government Obligations	1.0%
Supranational Bonds	0.9%
Municipal Bonds	0.5%
Asset-Backed Securities	0.3%
Other Assets less Liabilities‡	-1.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 1.61%, 3/2/20††	2.0%
U.S. Treasury Note, 1.25%, 8/31/24	1.1%
U.S. Treasury Bond, 2.50%, 5/15/46	1.0%
U.S. Treasury Bond, 1.63%, 8/15/29	0.9%
U.S. Treasury Note, 1.75%, 5/15/23	0.8%
U.S. Treasury Note, 1.50%, 8/15/26	0.8%
U.S. Treasury Note, 2.13%, 3/31/24	0.7%
Uniform Mortgage-Backed Security, 3.00%, 3/1/50	0.7%
U.S. Treasury Note, 2.50%, 3/31/23	0.7%
U.S. Treasury Note, 2.00%, 4/30/24	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,011.90	0.23%	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.72	0.23%	$1.16

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.19%	2.88%	2.33%	1.62%	1.39%
Fund Market Price Returns	1.45%	3.01%	2.39%	1.69%	1.46%
Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration	0.99%	2.34%	2.23%	1.77%	1.66%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Agencies	54.1%
Collateralized Mortgage Obligations	28.9%
Collateralized Loan Obligations	6.1%
Commercial Mortgage-Backed Securities	5.7%
Asset-Backed Securities	4.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Federal National Mortgage Association, 4.00%, 10/1/48	9.9%
Federal National Mortgage Association, 3.00%, 11/1/49	9.7%
Government National Mortgage Association, 2.16%, 7/20/64	5.5%
Federal National Mortgage Association, 3.00%, 3/1/50	5.0%
Federal National Mortgage Association, 3.50%, 3/1/50	4.8%
Government National Mortgage Association, 3.50%, 7/20/47	4.5%
Federal Home Loan Mortgage Corp., 3.50%, 9/1/47	3.7%
Federal Home Loan Mortgage Corporation REMIC, 4.00%, 1/15/41, Series 4179, Class AZ	3.6%
Federal National Mortgage Association, 4.00%, 11/1/43	3.5%
Federal National Mortgage Association, 4.00%, 5/1/47	3.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,026.80	0.45%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26
[1]

Fund commenced operations on November 14, 2019. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 108/366 (to reflect the period since commencement of operations).

10	WisdomTree Trust

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Corporate Bonds	87.0%
Foreign Corporate Bonds	11.2%
Other Assets less Liabilities‡	1.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Community Health Systems, Inc., 6.25%, 3/31/23	1.1%
EMC Corp., 3.38%, 6/1/23	1.0%
DISH DBS Corp., 6.75%, 6/1/21	0.9%
T-Mobile USA, Inc., 4.00%, 4/15/22	0.8%
Jaguar Land Rover Automotive PLC, 5.63%, 2/1/23	0.8%
Tenet Healthcare Corp., 8.13%, 4/1/22	0.8%
Sprint Corp., 7.88%, 9/15/23	0.7%
Freeport-McMoRan, Inc., 3.88%, 3/15/23	0.7%
Nielsen Finance LLC, 5.00%, 4/15/22	0.7%
Solera LLC, 10.50%, 3/1/24	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Negative Duration High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index (the “Index”). In seeking to track the Index, the Fund invests mainly in short-term non-investment grade U.S. corporate fixed income securities having effective maturities generally shorter than five years and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates negative seven years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$965.90	0.48%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.48%	$2.41

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-3.41%	-11.25%	-1.44%	0.59%	-1.27%
Fund Market Price Returns	-2.84%	-11.32%	-1.88%	0.45%	-1.37%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index	-2.71%	-10.53%	-0.55%	1.72%	-0.05%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	35.6%
U.S. Government Agencies	28.7%
U.S. Corporate Bonds	23.0%
Foreign Corporate Bonds	3.4%
Repurchase Agreement	2.7%
Commercial Mortgage-Backed Securities	2.4%
Supranational Bonds	1.5%
Foreign Government Obligations	1.0%
Foreign Government Agencies	0.7%
Asset-Backed Securities	0.7%
Municipal Bonds	0.4%
U.S. Government Agencies Sold Short	-1.3%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 1.61%, 3/2/20††	2.7%
U.S. Treasury Note, 1.63%, 10/31/23	1.4%
U.S. Treasury Note, 2.00%, 2/15/25	1.3%
U.S. Treasury Note, 1.25%, 3/31/21	1.0%
U.S. Treasury Note, 1.38%, 9/30/23	1.0%
Federal National Mortgage Association, 3.50%, 12/1/47	1.0%
U.S. Treasury Note, 2.88%, 5/15/28	1.0%
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	0.8%
U.S. Treasury Note, 2.13%, 2/29/24	0.8%
U.S. Treasury Note, 2.25%, 11/15/24	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Negative Duration U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates negative five years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$994.00	0.28%	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	0.28%	$1.41

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.60%	-5.35%	-0.72%	-0.24%	-1.60%
Fund Market Price Returns	-0.55%	-5.05%	-0.73%	-0.21%	-1.52%
Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration	-0.86%	-5.96%	-0.63%	0.18%	-1.11%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

Country Breakdown†

Country	% of Net Assets
United States	44.9%
Italy	12.2%
Germany	10.4%
United Kingdom	8.5%
France	6.2%
Spain	3.6%
Supranational Bonds	2.6%
Austria	2.4%
Japan	2.4%
Netherlands	2.3%
Belgium	2.0%
Ireland	1.2%
Luxembourg	0.6%
Sweden	0.4%
Portugal	0.3%
Poland	0.2%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)	43.4%
Spain Government Bond, 4.20%, 1/31/37, Reg S	1.2%
French Republic Government Bond OAT, 2.50%, 5/25/30, Reg S	1.0%
BMW Finance N.V., 0.38%, 9/24/27, Reg S	1.0%
United Kingdom Gilt, 4.25%, 9/7/39, Reg S	0.9%
Italy Buoni Poliennali Del Tesoro, 2.30%, 10/15/21, Reg S	0.8%
United Kingdom Gilt, 1.75%, 9/7/37, Reg S	0.8%
Italy Buoni Poliennali Del Tesoro, 5.75%, 2/1/33	0.8%
United Kingdom Gilt, 3.75%, 9/7/21, Reg S	0.7%
United Kingdom Gilt, 1.63%, 10/22/71, Reg S	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree Fund, please see pages 89-125 of this report.

The WisdomTree Yield Enhanced Global Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Global Aggregate Enhanced Yield Index (USD Hedged) (the “Index”). In seeking to track the Index, the Fund mainly invests in global investment grade fixed income securities while attempting to neutralize the exposure to the fluctuation in the value of foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Fund may invest in exchange-traded funds (each, an “Underlying Fund”) that invests in component securities of the Index or securities that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,021.50	0.15%[1]	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%[1]	$0.75
[1]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in each Underlying Fund through December 31, 2021, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason. The “Annualized Net Expense Ratio” does not include the impact of AFFEs. If the impact of AFFEs had been included (as shown in the net expense ratio in the Fund’s prospectus) the “Annualized Net Expense Ratio” would have been higher.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.15%	12.82%	12.74%
Fund Market Price Returns	2.28%	12.67%	12.17%
Bloomberg Barclays Global Aggregate Enhanced Yield Index (USD Hedged)	2.43%	13.41%	13.28%
Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)	2.07%	10.22%	10.10%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 13, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Corporate Bonds	34.2%
U.S. Government Agencies	24.9%
U.S. Government Obligations	17.8%
Foreign Corporate Bonds	7.4%
Commercial Mortgage-Backed Securities	6.8%
Repurchase Agreement	3.0%
Foreign Government Obligations	2.3%
Municipal Bonds	1.7%
Asset-Backed Securities	1.4%
Foreign Government Agencies	0.4%
Supranational Bonds	0.1%
Other Assets less Liabilities‡	0.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 1.61%, 3/2/20††	3.0%
Federal National Mortgage Association, 3.50%, 9/1/45	0.5%
Federal National Mortgage Association, 3.00%, 9/1/49	0.5%
Federal National Mortgage Association, 3.00%, 10/1/46	0.4%
Federal National Mortgage Association, 3.50%, 6/1/49	0.4%
Federal National Mortgage Association, 3.50%, 5/1/49	0.3%
Federal National Mortgage Association, 3.00%, 10/1/49	0.3%
U.S. Treasury Note, 2.00%, 2/15/25	0.3%
U.S. Treasury Bond, 6.25%, 5/15/30	0.3%
Federal National Mortgage Association, 3.00%, 8/1/49	0.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays U.S. Aggregate Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,037.00	0.12%[1]	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	0.12%[1]	$0.60
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.12% through December 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	3.70%	13.88%	5.80%	4.84%
Fund Market Price Returns	3.56%	13.60%	5.72%	4.82%
Bloomberg Barclays U.S. Aggregate Enhanced Yield Index	3.91%	14.12%	6.08%	5.08%
Bloomberg Barclays U.S. Aggregate Index	3.39%	11.68%	5.01%	4.09%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Corporate Bonds	48.0%
U.S. Government Obligations	26.9%
Commercial Mortgage-Backed Securities	10.7%
Foreign Corporate Bonds	8.4%
Foreign Government Obligations	2.7%
Asset-Backed Securities	2.4%
U.S. Government Agencies	2.0%
Foreign Government Agencies	0.1%
Supranational Bond	0.0%	*
Other Assets less Liabilities‡	-1.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Note, 2.00%, 5/31/24	2.6%
U.S. Treasury Note, 1.50%, 11/30/24	2.5%
U.S. Treasury Note, 2.13%, 3/31/24	2.5%
U.S. Treasury Note, 2.50%, 8/15/23	2.3%
U.S. Treasury Note, 2.88%, 9/30/23	2.1%
U.S. Treasury Bill, 1.56%, 3/31/20	2.0%
JP Morgan Chase Commercial Mortgage Securities Trust, 4.17%, 12/15/46, Series 2013-C16, Class A4	1.9%
Uniform Mortgage-Backed Security, 2.50%, 4/1/35	1.9%
U.S. Treasury Note, 1.50%, 10/31/24	1.9%
U.S. Treasury Bond, 7.63%, 11/15/22	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in short-term U.S. investment grade fixed income securities having effective maturities generally shorter than five years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,024.40	0.12%[1]	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	0.12%[1]	$0.60
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.12% through December 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.44%	6.79%	3.30%
Fund Market Price Returns	2.52%	6.68%	3.32%
Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index	2.32%	6.37%	3.05%
Bloomberg Barclays U.S. Short Aggregate Composite Index	2.65%	7.25%	3.60%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on May 18, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	104.6%
Exchange-Traded Funds	4.5%
Other Assets less Liabilities‡	-9.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 1.55%, 5/14/20	68.7%
U.S. Treasury Bill, 1.58%, 5/21/20	35.9%
WisdomTree Floating Rate Treasury Fund (USFR)	4.5%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree Fund, please see page 38 of this report.

The WisdomTree CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CBOE S&P 500 PutWrite Index (the “Index”), utilizing a strategy of writing put options on the S&P 500 Index. The strategy is designed to receive a premium from the option buyer by selling (i.e. writing) a sequence of one-month, at-the-money, S&P 500 Index put options.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$965.20	0.40%[1]	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.40%[1]	$2.01
[1]	WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.38% through December 31, 2019. On December 31, 2019, the contractual waiver expired.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-3.48%	-0.51%	1.17%	4.34%
Fund Market Price Returns	-4.27%	-1.24%	0.82%	4.08%
CBOE S&P 500 PutWrite Index	-3.45%	-0.22%	1.67%	4.87%
S&P 500® Index	1.92%	8.19%	9.87%	13.45%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 24, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of February 29, 2020 (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	86.6%
Exchange-Traded Funds	4.7%
Other Assets less Liabilities‡	8.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 1.56%, 3/19/20	84.1%
WisdomTree Floating Rate Treasury Fund (USFR)	4.7%
U.S. Treasury Bill, 1.55%, 3/12/20	2.5%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree Fund, please see page 38 of this report.

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy and invests in a combination of diversified futures contracts for commodities, currencies and interest rates.

Shareholder Expense Example (for the six-month period ended February 29, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$928.40	0.65%[1]	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%[1]	$3.27
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.65% through December 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-7.16%	-6.58%	-2.46%	-2.82%	-2.93%
Fund Market Price Returns	-7.14%	-6.50%	-2.43%	-2.85%	-2.95%
Diversified Trends Indicator/WisdomTree Managed Futures Spliced Index[2]	-6.74%	-5.77%	-1.49%	-1.86%	-1.89%
S&P Diversified Trends Indicator Index	-7.10%	-3.69%	-1.78%	-1.61%	-1.67%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on January 5, 2011.

[2]	Diversified Trends Indicator Index through June 30, 2016; WisdomTree Managed Futures Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Bloomberg Barclays Global Aggregate Bond Index (Hedged):

The Bloomberg Barclays Global Aggregate Bond Index (Hedged) represents the Bloomberg Barclays Global Aggregate Index hedged into USD.

Bloomberg Barclays Global Aggregate Enhanced Yield Index:

The Bloomberg Barclays Global Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays Global Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration:

The Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration combines long positions in the Bloomberg Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of -5 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration:

The Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Bloomberg Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Barclays U.S. Aggregate Enhanced Yield Index:

The Bloomberg Barclays U.S. Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays U.S. Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays U.S. Short Aggregate Composite Index:

The Bloomberg Barclays U.S. Short Aggregate Composite Index measures the performance of the short-term U.S. investment-grade bond market.

Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index:

The Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays U.S. Aggregate Bond Index that generally have effective maturities shorter than 5 years and seeks to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays U.S. Aggregate Index:

The Bloomberg Barclays U.S. Aggregate Index represents the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, as well as mortgage- and asset-backed securities.

Bloomberg Dollar Spot Index:

The Bloomberg Dollar Spot Index tracks the performance of a basket of 10 leading global currencies versus the U.S. dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and foreign exchange (FX) liquidity.

18	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is the total return version of the Bloomberg Dollar Spot Index (BBDXY). It is generated by adding the daily forward implied yield of each currency, and U.S. funding rate, to BBDXY returns.

Bloomberg U.S. Treasury Floating Rate Bond Index:

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating rate coupon U.S. Treasuries which have a maturity greater than 12 months.

Bond Spread:

A bond spread is the difference between the yields of two bonds with differing credit ratings. Most often, a corporate bond with a certain amount of risk is compared to a standard risk-free Treasury Bond. The bond spread will show the additional yield that could be earned from a bond which has a higher risk. Generally, bond spreads are often a good barometer of economic health - widening (bad) and narrowing (good).

CBOE® S&P 500 PutWrite Index:

The CBOE® S&P 500 PutWrite Index tracks the value of a cash-secured (i.e. collateralized) put option sales strategy, which consists of selling (or “writing”) S&P 500® Index put options and investing the sale proceeds in one- and three-month Treasury bills.

Consumer Price Index:

The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Diversified Trends Indicator Index:

The Diversified Trends Indicator (“DTI”) Index is a long/short rules-based index that consists of ten commodity sectors and eight financial sectors. Each month the DTI Index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 40% commodities and 60% financials (when energy is flat). Each sector (other than the energy sector) is positioned either long or short depending on the current market environment (the energy sector is positioned as either “long” or “flat” (i.e., no exposure)). The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index, are subject to change at any time.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. The composite tracks the returns for the currencies using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

Gross Domestic Product:

Gross Domestic Product (GDP) is the total monetary or market value of all the finished goods and services produced within a country’s borders in a specific time period. As a

WisdomTree Trust	19

Description of Terms and Indexes (unaudited) (continued)

broad measure of overall domestic production, it functions as a comprehensive scorecard of a country’s economic health.

ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index:

The ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on-the-run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a negative seven year duration. Market values of long and short positions are rebalanced at month-end.

ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index:

The ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on-the-run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

ICE BofA Merrill Lynch U.S. Corporate Master Option-Adjusted Spread and the ICE BofA Merrill Lynch U.S. High Yield Option-Adjusted Spread:

The ICE BofA Merrill Lynch Option-Adjusted Spreads (“OAS”) are the calculated spreads between a computed OAS index of all bonds in a given rating category and a spot Treasury curve. An OAS index is constructed using each constituent bond weighted by market capitalization. The ICE BofA Merrill Lynch U.S. Corporate Master OAS uses an index of bonds that are considered investment grade (those rated BBB or better) and the ICE BofA Merrill Lynch U.S. High Yield Master OAS uses an index of bonds that are below investment grade (those rated BB or below).

JP Morgan CEMBI Broad Index:

The JP Morgan CEMBI Broad Index is a market capitalization-weighted index consisting of U.S. dollar-denominated emerging market corporate bonds. The index serves as a global corporate benchmark representing Asia, Latin America, Europe and Middle East/Africa. U.S. dollar-denominated corporate issues from index-eligible countries are narrowed further by only including issues with more than $300 million current face outstanding and at least five years to maturity (at the time of inclusion into the index).

JP Morgan CEMBI Diversified Index:

The JP Morgan CEMBI Diversified Index is an alternatively weighted version of the JP Morgan CEMBI Index (a comprehensive U.S. dollar-denominated emerging market corporate bond index) which limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns

20	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

of an investment in Chinese yuan money market instruments. The returns are reported inU.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM)

Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

MSCI Emerging Markets Index:

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

Purchasing Managers’ Index:

The Purchasing Managers’ Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. It consists of a diffusion index that summarizes whether market conditions, as viewed by purchasing managers, are expanding, staying the same, or contracting.

Risk-on and Risk-off:

Investors’ appetites for risk rise and fall over time. During periods when risk is perceived as low, the risk-on risk-off theory states that investors tend to engage in higher-risk investments (i.e. “Risk-on”). When risk is perceived to be high, investors have the tendency to gravitate toward lower-risk investments (i.e. “Risk-off”).

S&P 500® Index:

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

S&P Diversified Trends Indicator Index:

The S&P Diversified Trends Indicator Index is a diversified composite of global commodity and financial futures that are highly liquid.

Spot Rate and NDF Rate Returns:

A “spot” rate is the foreign exchange rate on foreign exchange contracts settled generally within two business days from the trade date. The NDF rate is the foreign exchange rate on non-deliverable forward currency contracts settled on a future date that is generally greater than two business days from the trade date. The Brazilian real spot return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot and the beginning of period spot rate using WM/Reuters London closing rates. The Chinese yuan NDF return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period NDF rate and the beginning of period NDF rate using WM/Reuters Singapore closing rates.

WisdomTree Managed Futures Index:

The WisdomTree Managed Futures Index is a long/short, rules-based index designed to provide exposure to a portfolio consisting of diversified futures contracts for

WisdomTree Trust	21

Description of Terms and Indexes (unaudited) (continued)

commodities, currencies and interest rates. On a monthly basis, assets with lower realized volatility will be selected, and a determination to go long or short the futures contracts of the selected assets under a proprietary composite momentum framework will be made. The composite momentum framework incorporates multiple momentum signals to decide the direction and weight in the index.

* * * * * *

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) or Bloomberg licensors own all proprietary rights in the BLOOMBERG BARCLAYS INDICES. Neither Bloomberg nor Barclays Bank Plc or Barclays Capital Inc. or their affiliates (collectively “Barclays”) guarantee the timeliness, accuracy or completeness of any data or information relating to BLOOMBERG BARCLAYS INDICES or make any warranty, express or implied, as to the BLOOMBERG BARCLAYS INDICES or any data or values relating thereto or results to be obtained therefrom, and expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect thereto. It is not possible to invest directly in an index. Back-tested performance is not actual performance. Past performance is not an indication of future results. To the maximum extent allowed by law, Bloomberg and its licensors, and their respective employees, contractors, agents, suppliers and vendors shall have no liability or responsibility whatsoever for any injury or damages — whether direct, indirect, consequential, incidental, punitive or otherwise — arising in connection with BLOOMBERG BARCLAYS INDICES or any data or values relating thereto — whether arising from their negligence or otherwise. This documentconstitutes the provision of factual information, rather than financial product advice. Nothing in the BLOOMBERG BARCLAYS INDICES shall constitute or be construed as an offering of financial instruments or as investment advice or investment recommendations (i.e., recommendations as to whether or not to “buy,” “sell,” “hold” or enter into any other transaction involving a specific interest) by Bloomberg or its affiliates or licensors or a recommendation as to an investment or other strategy. Data and other information available via the BLOOMBERG BARCLAYS INDICES should not be considered as information sufficient upon which to base an investment decision. All information provided by the BLOOMBERG BARCLAYS INDICES is impersonal and not tailored to the needs of any specific person, entity or group of persons. Bloomberg and its affiliates express no opinion on the future or expected value of any security or other interest and do not explicitly or implicitly recommend or suggest an investment strategy of any kind. In addition, Barclays is not the issuer or producer of the BLOOMBERG BARCLAYS INDICES and has no responsibilities, obligations or duties to investors in these indices. While Bloomberg may for itself execute transactions with Barclays in or relating to the BLOOMBERG BARCLAYS INDICES, investors in the BLOOMBERG BARCLAYS INDICES do not enter into any relationship with Barclays and Barclays does not sponsor, endorse, sell or promote, and Barclays makes no representation regarding the advisability or use of, the BLOOMBERG BARCLAYS INDICES or any data included therein. Investors should consider obtaining independent advice before making any financial decisions.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“ICE BofA Merrill Lynch”) indices and related information, the name “ICE BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from ICE BofA Merrill Lynch, and may not be copied, used, or distributed without ICE BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by ICE BofA Merrill Lynch. ICE BofA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

The CBOE S&P 500 PutWrite Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and CBOE® and has been licensed for use by WisdomTree. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial

22	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

Services LLC (“S&P”); Dow Jones® is registered trademark of Dow Jones Trademarks Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by WisdomTree. CBOE® is a trademark of the Chicago Board Options Exchange, Incorporated, and has been licensed for use by SPDJI and WisdomTree. The WisdomTree CBOE S&P 500 PutWrite Strategy Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or the Chicago Board Options Exchange, Incorporated, and none of such parties make any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions or interruptions of the CBOE S&P 500 PutWrite Index.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

*    *    *    *    *    *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	GBP	British pound	PHP	Philippine peso
BRL	Brazilian real	HUF	Hungary forint	PLN	Polish zloty
CAD	Canadian dollar	IDR	Indonesian rupiah	RON	Romanian leu
CHF	Swiss franc	INR	Indian rupee	RUB	Russian ruble
CLP	Chilean peso	JPY	Japanese yen	THB	Thai baht
CNH	Offshore Chinese renminbi	KRW	South Korean won	TRY	Turkish new lira
CNY	Chinese yuan	MXN	Mexican peso	USD	U.S. dollar
COP	Colombian peso	MYR	Malaysian ringgit	ZAR	South African rand
EUR	Euro	PEN	Peruvian nuevo sol

Other abbreviations:
IO	Interest Only
PIK	Payment In Kind
Reg S	Regulation S. This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

WisdomTree Trust	23

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 29, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 96.9%

U.S. Treasury Bills – 96.9%
1.57%, 3/12/20*	$25,905,000	$25,894,429
1.58%, 4/16/20*	16,204,000	16,176,499
1.56%, 5/21/20*	11,100,000	11,068,766
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $53,126,750)		53,139,694
Investments	Shares	Value

EXCHANGE-TRADED FUND – 2.6%

United States – 2.6%
WisdomTree Floating Rate Treasury Fund(a)
(Cost: $1,455,768)	58,000	$1,455,220

TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $54,582,518)		54,594,914

Other Assets less Liabilities – 0.5%		259,391

NET ASSETS – 100.0%		$54,854,305
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See below table for additional information on investments in affiliates during the fiscal period.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2020 were as follows:

Investment In Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$1,854,440	$—	$400,902	$(778)	$2,460	$1,455,220	$14,484

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	3/4/2020	104,000	AUD	69,466	USD	$—	$(1,713)
Bank of America N.A.	3/4/2020	873,810	AUD	569,244	USD	15	—
Bank of America N.A.	3/4/2020	214,000	CAD	161,783	USD	—	(2,348)
Bank of America N.A.	3/4/2020	1,794,660	CAD	1,337,014	USD	46	—
Bank of America N.A.	3/4/2020	62,000	CHF	63,082	USD	1,185	—
Bank of America N.A.	3/4/2020	522,480	CHF	541,571	USD	10	—
Bank of America N.A.	3/4/2020	284,000	CNH	40,482	USD	215	—
Bank of America N.A.	3/4/2020	2,382,660	CNH	341,425	USD	8	—
Bank of America N.A.	3/4/2020	398,000	EUR	430,548	USD	8,852	—
Bank of America N.A.	3/4/2020	3,339,420	EUR	3,686,676	USD	115	—
Bank of America N.A.	3/4/2020	118,000	GBP	152,559	USD	—	(1,261)
Bank of America N.A.	3/4/2020	990,570	GBP	1,270,061	USD	35	—
Bank of America N.A.	3/4/2020	2,865,000	INR	39,975	USD	—	(280)
Bank of America N.A.	3/4/2020	24,040,800	INR	332,975	USD	114	—
Bank of America N.A.	3/4/2020	21,486,000	JPY	193,262	USD	5,952	—
Bank of America N.A.	3/4/2020	180,271,140	JPY	1,671,403	USD	33	—
Bank of America N.A.	3/4/2020	55,370,000	KRW	46,424	USD	—	(833)
Bank of America N.A.	3/4/2020	481,777,800	KRW	401,314	USD	—	(4,621)
Bank of America N.A.	3/4/2020	2,556,000	MXN	137,405	USD	—	(7,566)
Bank of America N.A.	3/4/2020	22,181,040	MXN	1,126,706	USD	37	—
Bank of America N.A.	3/4/2020	366,373	USD	547,050	AUD	9,987	—
Bank of America N.A.	3/4/2020	1,110,474	USD	1,660,000	AUD	29,036	—
Bank of America N.A.	3/4/2020	850,475	USD	1,125,600	CAD	11,880	—
Bank of America N.A.	3/4/2020	2,564,511	USD	3,400,000	CAD	31,440	—
Bank of America N.A.	3/4/2020	342,976	USD	329,700	CHF	1,222	—
Bank of America N.A.	3/4/2020	997,914	USD	980,000	CHF	—	(17,915)
Bank of America N.A.	3/4/2020	213,972	USD	1,499,400	CNH	—	(891)
Bank of America N.A.	3/4/2020	640,556	USD	4,490,000	CNH	—	(2,858)
Bank of America N.A.	3/4/2020	2,340,059	USD	2,106,300	EUR	14,659	—
Bank of America N.A.	3/4/2020	6,773,970	USD	6,270,000	EUR	—	(148,245)
Bank of America N.A.	3/4/2020	825,598	USD	624,750	GBP	24,551	—
Bank of America N.A.	3/4/2020	2,418,783	USD	1,860,000	GBP	33,915	—
Bank of America N.A.	3/4/2020	211,371	USD	15,135,750	INR	1,663	—

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 29, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	3/4/2020	630,589	USD	45,270,000	INR	$3,367	$—
Bank of America N.A.	3/4/2020	1,046,938	USD	113,270,850	JPY	—	(3,285)
Bank of America N.A.	3/4/2020	3,101,886	USD	340,535,000	JPY	—	(55,482)
Bank of America N.A.	3/4/2020	243,154	USD	289,705,500	KRW	4,611	—
Bank of America N.A.	3/4/2020	744,504	USD	888,000,000	KRW	13,329	—
Bank of America N.A.	3/4/2020	67,448	USD	82,000,000	KRW	—	(70)
Bank of America N.A.	3/4/2020	706,255	USD	13,401,150	MXN	25,509	—
Bank of America N.A.	3/4/2020	2,193,291	USD	40,855,000	MXN	117,957	—
Bank of America N.A.	4/8/2020	601,727	USD	922,950	AUD	—	(19)
Bank of America N.A.	4/8/2020	1,379,911	USD	1,852,200	CAD	—	(46)
Bank of America N.A.	4/8/2020	554,252	USD	533,400	CHF	—	(24)
Bank of America N.A.	4/8/2020	347,354	USD	2,426,550	CNH	—	(34)
Bank of America N.A.	4/8/2020	3,792,971	USD	3,428,250	EUR	—	(8)
Bank of America N.A.	4/8/2020	1,332,738	USD	1,038,450	GBP	—	(34)
Bank of America N.A.	4/8/2020	341,938	USD	24,790,500	INR	—	(284)
Bank of America N.A.	4/8/2020	1,692,117	USD	182,163,450	JPY	—	(69)
Bank of America N.A.	4/8/2020	401,006	USD	481,287,450	KRW	4,524	—
Bank of America N.A.	4/8/2020	1,156,955	USD	22,903,650	MXN	—	(85)
Citibank N.A.	3/4/2020	873,810	AUD	569,270	USD	—	(10)
Citibank N.A.	3/4/2020	1,794,660	CAD	1,337,053	USD	6	—
Citibank N.A.	3/4/2020	522,480	CHF	541,582	USD	0	—
Citibank N.A.	3/4/2020	2,382,660	CNH	341,441	USD	—	(8)
Citibank N.A.	3/4/2020	3,339,420	EUR	3,686,810	USD	—	(18)
Citibank N.A.	3/4/2020	990,570	GBP	1,270,099	USD	—	(3)
Citibank N.A.	3/4/2020	24,040,800	INR	332,662	USD	427	—
Citibank N.A.	3/4/2020	180,271,140	JPY	1,671,468	USD	—	(32)
Citibank N.A.	3/4/2020	481,777,800	KRW	401,548	USD	—	(4,855)
Citibank N.A.	3/4/2020	22,181,040	MXN	1,126,762	USD	—	(19)
Citibank N.A.	3/4/2020	366,383	USD	547,050	AUD	9,997	—
Citibank N.A.	3/4/2020	850,490	USD	1,125,600	CAD	11,894	—
Citibank N.A.	3/4/2020	342,983	USD	329,700	CHF	1,229	—
Citibank N.A.	3/4/2020	213,972	USD	1,499,400	CNH	—	(891)
Citibank N.A.	3/4/2020	2,340,093	USD	2,106,300	EUR	14,692	—
Citibank N.A.	3/4/2020	825,618	USD	624,750	GBP	24,571	—
Citibank N.A.	3/4/2020	210,896	USD	15,135,750	INR	1,188	—
Citibank N.A.	3/4/2020	1,046,957	USD	113,270,850	JPY	—	(3,266)
Citibank N.A.	3/4/2020	242,431	USD	289,705,500	KRW	3,889	—
Citibank N.A.	3/4/2020	706,253	USD	13,401,150	MXN	25,507	—
Citibank N.A.	4/8/2020	601,722	USD	922,950	AUD	—	(25)
Citibank N.A.	4/8/2020	1,379,928	USD	1,852,200	CAD	—	(30)
Citibank N.A.	4/8/2020	554,262	USD	533,400	CHF	—	(13)
Citibank N.A.	4/8/2020	347,382	USD	2,426,550	CNH	—	(6)
Citibank N.A.	4/8/2020	3,792,707	USD	3,428,250	EUR	—	(272)
Citibank N.A.	4/8/2020	1,332,736	USD	1,038,450	GBP	—	(36)
Citibank N.A.	4/8/2020	340,538	USD	24,790,500	INR	—	(1,684)
Citibank N.A.	4/8/2020	1,692,120	USD	182,163,450	JPY	—	(66)
Citibank N.A.	4/8/2020	401,126	USD	481,287,450	KRW	4,644	—
Citibank N.A.	4/8/2020	1,156,943	USD	22,903,650	MXN	—	(98)
HSBC Holdings PLC	3/4/2020	873,810	AUD	569,259	USD	1	—
HSBC Holdings PLC	3/4/2020	1,794,660	CAD	1,337,056	USD	3	—
HSBC Holdings PLC	3/4/2020	522,480	CHF	541,584	USD	—	(2)
HSBC Holdings PLC	3/4/2020	2,382,660	CNH	341,412	USD	22	—
HSBC Holdings PLC	3/4/2020	3,339,420	EUR	3,686,790	USD	2	—
HSBC Holdings PLC	3/4/2020	990,570	GBP	1,270,101	USD	—	(5)
HSBC Holdings PLC	3/4/2020	24,040,800	INR	332,823	USD	266	—

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 29, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

HSBC Holdings PLC	3/4/2020	180,271,140	JPY	1,671,452	USD	$—	$(17)
HSBC Holdings PLC	3/4/2020	481,777,800	KRW	401,428	USD	—	(4,734)
HSBC Holdings PLC	3/4/2020	22,181,040	MXN	1,126,760	USD	—	(17)
HSBC Holdings PLC	3/4/2020	366,384	USD	547,050	AUD	9,998	—
HSBC Holdings PLC	3/4/2020	850,497	USD	1,125,600	CAD	11,902	—
HSBC Holdings PLC	3/4/2020	342,987	USD	329,700	CHF	1,233	—
HSBC Holdings PLC	3/4/2020	213,969	USD	1,499,400	CNH	—	(894)
HSBC Holdings PLC	3/4/2020	2,340,129	USD	2,106,300	EUR	14,728	—
HSBC Holdings PLC	3/4/2020	825,617	USD	624,750	GBP	24,570	—
HSBC Holdings PLC	3/4/2020	210,707	USD	15,135,750	INR	999	—
HSBC Holdings PLC	3/4/2020	1,046,956	USD	113,270,850	JPY	—	(3,268)
HSBC Holdings PLC	3/4/2020	241,911	USD	289,705,500	KRW	3,369	—
HSBC Holdings PLC	3/4/2020	706,276	USD	13,401,150	MXN	25,530	—
HSBC Holdings PLC	4/8/2020	601,743	USD	922,950	AUD	—	(3)
HSBC Holdings PLC	4/8/2020	1,379,921	USD	1,852,200	CAD	—	(37)
HSBC Holdings PLC	4/8/2020	554,263	USD	533,400	CHF	—	(13)
HSBC Holdings PLC	4/8/2020	347,370	USD	2,426,550	CNH	—	(18)
HSBC Holdings PLC	4/8/2020	3,792,995	USD	3,428,250	EUR	16	—
HSBC Holdings PLC	4/8/2020	1,332,766	USD	1,038,450	GBP	—	(6)
HSBC Holdings PLC	4/8/2020	340,964	USD	24,790,500	INR	—	(1,258)
HSBC Holdings PLC	4/8/2020	1,692,189	USD	182,163,450	JPY	4	—
HSBC Holdings PLC	4/8/2020	400,996	USD	481,287,450	KRW	4,514	—
HSBC Holdings PLC	4/8/2020	1,157,030	USD	22,903,650	MXN	—	(11)
JP Morgan Chase Bank N.A.	3/4/2020	873,810	AUD	569,253	USD	7	—
JP Morgan Chase Bank N.A.	3/4/2020	1,794,660	CAD	1,337,030	USD	30	—
JP Morgan Chase Bank N.A.	3/4/2020	522,480	CHF	541,575	USD	7	—
JP Morgan Chase Bank N.A.	3/4/2020	2,382,660	CNH	341,434	USD	—	(1)
JP Morgan Chase Bank N.A.	3/4/2020	3,339,420	EUR	3,686,716	USD	75	—
JP Morgan Chase Bank N.A.	3/4/2020	990,570	GBP	1,270,074	USD	22	—
JP Morgan Chase Bank N.A.	3/4/2020	24,040,800	INR	332,708	USD	381	—
JP Morgan Chase Bank N.A.	3/4/2020	180,271,140	JPY	1,671,410	USD	25	—
JP Morgan Chase Bank N.A.	3/4/2020	481,777,800	KRW	401,542	USD	—	(4,848)
JP Morgan Chase Bank N.A.	3/4/2020	22,181,040	MXN	1,126,729	USD	14	—
JP Morgan Chase Bank N.A.	3/4/2020	279,134	USD	416,800	AUD	7,602	—
JP Morgan Chase Bank N.A.	3/4/2020	647,971	USD	857,600	CAD	9,041	—
JP Morgan Chase Bank N.A.	3/4/2020	261,309	USD	251,200	CHF	926	—
JP Morgan Chase Bank N.A.	3/4/2020	163,014	USD	1,142,400	CNH	—	(691)
JP Morgan Chase Bank N.A.	3/4/2020	1,782,873	USD	1,604,800	EUR	11,140	—
JP Morgan Chase Bank N.A.	3/4/2020	629,028	USD	476,000	GBP	18,707	—
JP Morgan Chase Bank N.A.	3/4/2020	160,523	USD	11,532,000	INR	746	—
JP Morgan Chase Bank N.A.	3/4/2020	797,642	USD	86,301,600	JPY	—	(2,528)
JP Morgan Chase Bank N.A.	3/4/2020	184,594	USD	220,728,000	KRW	2,847	—
JP Morgan Chase Bank N.A.	3/4/2020	538,061	USD	10,210,400	MXN	19,397	—
JP Morgan Chase Bank N.A.	3/4/2020	183,617	USD	3,510,000	MXN	5,317	—
JP Morgan Chase Bank N.A.	4/8/2020	601,684	USD	922,950	AUD	—	(62)
JP Morgan Chase Bank N.A.	4/8/2020	1,379,854	USD	1,852,200	CAD	—	(104)
JP Morgan Chase Bank N.A.	4/8/2020	554,244	USD	533,400	CHF	—	(32)
JP Morgan Chase Bank N.A.	4/8/2020	347,347	USD	2,426,550	CNH	—	(41)
JP Morgan Chase Bank N.A.	4/8/2020	3,792,975	USD	3,428,250	EUR	—	(5)
JP Morgan Chase Bank N.A.	4/8/2020	1,332,701	USD	1,038,450	GBP	—	(72)
JP Morgan Chase Bank N.A.	4/8/2020	340,665	USD	24,790,500	INR	—	(1,557)
JP Morgan Chase Bank N.A.	4/8/2020	1,692,087	USD	182,163,450	JPY	—	(99)
JP Morgan Chase Bank N.A.	4/8/2020	401,217	USD	481,287,450	KRW	4,735	—
JP Morgan Chase Bank N.A.	4/8/2020	1,156,916	USD	22,903,650	MXN	—	(125)
Morgan Stanley & Co. International	3/4/2020	665,760	AUD	433,715	USD	7	—

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 29, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	3/4/2020	1,367,360	CAD	1,018,723	USD	$—	$(11)
Morgan Stanley & Co. International	3/4/2020	398,080	CHF	412,599	USD	34	—
Morgan Stanley & Co. International	3/4/2020	1,815,360	CNH	260,135	USD	4	—
Morgan Stanley & Co. International	3/4/2020	2,544,320	EUR	2,808,599	USD	386	—
Morgan Stanley & Co. International	3/4/2020	754,720	GBP	967,574	USD	119	—
Morgan Stanley & Co. International	3/4/2020	18,316,800	INR	253,292	USD	490	—
Morgan Stanley & Co. International	3/4/2020	137,349,440	JPY	1,273,369	USD	105	—
Morgan Stanley & Co. International	3/4/2020	367,068,800	KRW	305,752	USD	—	(3,509)
Morgan Stanley & Co. International	3/4/2020	16,899,840	MXN	858,854	USD	—	(383)
Morgan Stanley & Co. International	3/4/2020	366,400	USD	547,050	AUD	10,014	—
Morgan Stanley & Co. International	3/4/2020	851,022	USD	1,125,600	CAD	12,427	—
Morgan Stanley & Co. International	3/4/2020	342,531	USD	329,700	CHF	777	—
Morgan Stanley & Co. International	3/4/2020	213,951	USD	1,499,400	CNH	—	(912)
Morgan Stanley & Co. International	3/4/2020	2,338,284	USD	2,106,300	EUR	12,883	—
Morgan Stanley & Co. International	3/4/2020	824,159	USD	624,750	GBP	23,113	—
Morgan Stanley & Co. International	3/4/2020	210,611	USD	15,135,750	INR	903	—
Morgan Stanley & Co. International	3/4/2020	1,046,648	USD	113,270,850	JPY	—	(3,575)
Morgan Stanley & Co. International	3/4/2020	242,221	USD	289,705,500	KRW	3,679	—
Morgan Stanley & Co. International	3/4/2020	705,416	USD	13,401,150	MXN	24,670	—
Morgan Stanley & Co. International	4/8/2020	458,430	USD	703,200	AUD	—	(43)
Morgan Stanley & Co. International	4/8/2020	1,051,416	USD	1,411,200	CAD	20	—
Morgan Stanley & Co. International	4/8/2020	422,238	USD	406,400	CHF	—	(67)
Morgan Stanley & Co. International	4/8/2020	264,660	USD	1,848,800	CNH	—	(16)
Morgan Stanley & Co. International	4/8/2020	2,889,473	USD	2,612,000	EUR	—	(416)
Morgan Stanley & Co. International	4/8/2020	1,015,252	USD	791,200	GBP	—	(194)
Morgan Stanley & Co. International	4/8/2020	259,525	USD	18,888,000	INR	—	(1,215)
Morgan Stanley & Co. International	4/8/2020	1,289,138	USD	138,791,200	JPY	—	(146)
Morgan Stanley & Co. International	4/8/2020	305,469	USD	366,695,200	KRW	3,387	—
Morgan Stanley & Co. International	4/8/2020	881,837	USD	17,450,400	MXN	282	—
						$713,787	$(290,238)

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 29, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 63.8%

U.S. Treasury Bills – 63.8%
1.54%, 3/12/20*	$8,181,000	$8,177,662
1.58%, 4/16/20*	7,909,000	7,895,577
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $16,070,592)		16,073,239

	Shares

EXCHANGE-TRADED FUND – 4.7%

United States – 4.7%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $1,169,777)	46,600	1,169,194
Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 30.9%

United States – 30.9%

Citigroup, Inc., tri-party repurchase agreement dated 02/28/20 (tri-party custodian: The Bank of New York Mellon Corp.), 1.61% due 3/2/20; Proceeds at maturity – $7,791,045 (fully collateralized by Fannie Mae Interest STRIPS, 4.50% due 11/1/41, Fannie Mae Pool, 2.50% – 4.50% due 11/1/27 – 9/1/49, Federal Home Loan Bank, 3.50% due 9/8/28, Freddie Mac Gold Pool, 4.00% – 4.50% due 3/1/44 – 1/1/49, Freddie Mac Pool, 3.50% – 4.50% due 11/1/48 – 1/1/50, Ginnie Mae I Single Family, 3.50% – 4.50% due 2/15/26 – 12/15/41, U.S. Treasury Bond, 3.00% due 11/15/44, U.S. Treasury Bond Coupon STRIPS, zero coupon due 5/15/26 – 5/15/40 and U.S. Treasury Bond Principal STRIPS, zero coupon due 11/15/27 – 2/15/43; Market value including accrued interest – $8,114,690)

(Cost: $7,790,000)	$7,790,000	$7,790,000

TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $25,030,369)		25,032,433

Other Assets less Liabilities – 0.6%		159,558

NET ASSETS – 100.0%		$25,191,991
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See below table for additional information on investments in affiliates during the fiscal period.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2020 were as follows:

Investment In Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$1,167,796	$—	$—	$—	$1,398	$1,169,194	$10,224

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	3/12/2020	126,706	USD	890,000	CNH	$—	$(587)
HSBC Holdings PLC	3/12/2020	44,500,000	CNH	6,316,621	USD	47,993	—
HSBC Holdings PLC	3/12/2020	294,983	USD	2,075,000	CNH	—	(1,794)
HSBC Holdings PLC	3/12/2020	5,923,544	USD	41,535,000	CNH	—	(17,001)
HSBC Holdings PLC	4/15/2020	11,690,000	CNH	1,670,960	USD	—	(602)
HSBC Holdings PLC	4/15/2020	39,649,820	CNY	5,665,879	USD	2,616	—
HSBC Holdings PLC	4/15/2020	78,969	USD	556,000	CNH	—	(476)
HSBC Holdings PLC	4/15/2020	547,336	USD	3,851,000	CNY	—	(3,218)
HSBC Holdings PLC	5/18/2020	24,699,300	CNY	3,514,414	USD	14,590	—
HSBC Holdings PLC	5/18/2020	327,252	USD	2,305,000	CNY	—	(2,083)
HSBC Holdings PLC	6/11/2020	42,000,000	CNH	5,975,202	USD	17,093	—
Morgan Stanley & Co. International	4/15/2020	41,268,180	CNY	5,896,718	USD	3,144	—
Morgan Stanley & Co. International	5/18/2020	23,730,700	CNY	3,377,074	USD	13,538	—
						$98,974	$(25,761)

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 29, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 71.0%

U.S. Treasury Bills – 71.0%
1.54%, 3/12/20*	$6,268,000	$6,265,442
1.58%, 4/16/20*	6,352,000	6,341,220
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $12,604,554)		12,606,662

	Shares

EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $793,239)	31,600	792,844
Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 27.4%

United States – 27.4%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/20 (tri-party custodian: The Bank of New York Mellon Corp.), 1.61% due 3/2/20; Proceeds at maturity – $4,860,652 (fully collateralized by Fannie Mae Interest STRIPS, 3.50% due 2/1/47, Fannie Mae Pool, 3.00% – 6.00% due 11/1/28 – 9/1/49, Federal Home Loan Bank, 3.50% due 9/8/28, Freddie Mac Gold Pool, 4.50% – 5.00% due 6/1/20 – 1/1/49, Freddie Mac Gold STRIPS, 5.50% due 12/1/32, Freddie Mac Participation Certificate, 6.20% due 10/20/27, Freddie Mac Pool, 4.00% due 10/1/38, Ginnie Mae I Single Family, 5.50% – 7.00% due 3/15/28 – 7/15/37, Ginnie Mae I Single Family Platinum, 6.00% due 2/15/24, Resolution Funding Corporation Bond, 8.62% due 1/15/21, Sallie Mae, zero coupon due 10/3/22, U.S. Treasury Bond, 3.00% due 11/15/44, U.S. Treasury Bond Coupon STRIPS zero coupon due 11/15/25 – 5/15/49, U.S. Treasury Bond Principal STRIPS, zero coupon due 11/15/27 – 11/15/28, U.S. Treasury Inflation Indexed Bond, 0.63% due 7/15/21 and U.S. Treasury Notes, 1.38% – 2.50% due 1/31/21 – 1/31/25; Market value including accrued interest – $4,943,484)

(Cost: $4,860,000)	$4,860,000	$4,860,000

TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $18,257,793)		18,259,506

Other Assets less Liabilities – (2.9)%		(520,282)

NET ASSETS – 100.0%		$17,739,224
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See below table for additional information on investments in affiliates during the fiscal period.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2020 were as follows:

Investment In Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2020	Dividend Income

WisdomTree Floating Rate Treasury Fund	$791,896	$—	$—	$—	$948	$792,844	$6,933

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 29, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	5/12/2020	4,215,345,000	COP	1,230,363	USD	$—	$(46,267)
Bank of America N.A.	5/12/2020	23,355,000	MXN	1,228,823	USD	—	(61,772)
Citibank N.A.	5/12/2020	5,215,000	BRL	1,223,949	USD	—	(72,259)
Citibank N.A.	5/12/2020	974,825,000	CLP	1,222,811	USD	—	(34,048)
HSBC Holdings PLC	5/12/2020	38,115,000	THB	1,215,537	USD	—	(6,086)
JP Morgan Chase Bank N.A.	5/12/2020	8,610,000	CNH	1,227,664	USD	1,665	—
JP Morgan Chase Bank N.A.	5/12/2020	7,500,000	TRY	1,226,055	USD	—	(63,948)
JP Morgan Chase Bank N.A.	5/12/2020	18,230,000	ZAR	1,220,866	USD	—	(73,775)
Morgan Stanley & Co. International	5/12/2020	5,040,000	MYR	1,232,575	USD	—	(38,638)
Royal Bank of Canada	5/12/2020	16,939,395,000	IDR	1,228,204	USD	—	(54,945)
Royal Bank of Canada	5/12/2020	88,805,000	INR	1,228,285	USD	—	(7,060)
Royal Bank of Canada	5/12/2020	1,446,830,000	KRW	1,223,711	USD	—	(31,128)
Royal Bank of Canada	5/12/2020	62,835,000	PHP	1,228,326	USD	—	(568)
UBS AG	5/12/2020	4,795,000	PLN	1,233,377	USD	—	(17,173)
UBS AG	5/12/2020	78,095,000	RUB	1,220,340	USD	—	(68,661)
						$1,665	$(576,328)

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 0.1%

U.S. Treasury Bond – 0.1%
3.50%, 2/15/39
(Cost: $21,246)	$20,000	$26,780

FOREIGN CORPORATE BONDS – 94.7%

Argentina – 0.9%

YPF S.A. 8.50%, 6/27/29(a)	400,000	332,000

Brazil – 10.2%

Banco BTG Pactual S.A. 4.50%, 1/10/25, Reg S	325,000	332,719

Banco do Brasil S.A. 4.63%, 1/15/25(a)(b)	350,000	371,328

Banco Votorantim S.A. 4.50%, 9/24/24(a)	200,000	210,844

Braskem Finance Ltd. 6.45%, 2/3/24(b)	300,000	329,459

Braskem Netherlands Finance B.V. 4.50%, 1/31/30(a)	200,000	196,810

Centrais Eletricas Brasileiras S.A. 4.63%, 2/4/30(a)(b)	370,000	375,088

Fibria Overseas Finance Ltd. 5.50%, 1/17/27	200,000	219,156

Itau Unibanco Holding S.A. 4.63%, 2/27/25, (4.625% fixed rate until 2/27/25; 5-year Constant Maturity Treasury Rate + 3.222% thereafter)(a)(b)(c)(d)	300,000	286,500

Klabin Finance S.A. 4.88%, 9/19/27(a)(b)	300,000	316,125

Minerva Luxembourg S.A. 5.88%, 1/19/28(a)	400,000	405,812

Petrobras Global Finance B.V. 5.75%, 2/1/29(b)	335,000	380,493

St Marys Cement, Inc. 5.75%, 1/28/27, Reg S	300,000	339,000

Total Brazil		3,763,334

Chile – 4.4%

Celulosa Arauco y Constitucion S.A. 4.20%, 1/29/30(a)	200,000	205,937
5.50%, 11/2/47(b)	325,000	352,472

Colbun S.A. 3.95%, 10/11/27(a)	325,000	346,176

Inversiones CMPC S.A. 4.75%, 9/15/24, Reg S	250,000	268,555

SACI Falabella 3.75%, 10/30/27(a)	250,000	259,844

Telefonica Chile S.A. 3.88%, 10/12/22, Reg S	200,000	207,450

Total Chile		1,640,434

China – 6.6%

Bank of China Ltd. 5.00%, 11/13/24, Reg S	600,000	665,344

China Construction Bank Corp. 3.88%, 5/13/25, Reg S, (3.875% fixed rate until 5/13/20; 5-year Constant Maturity Treasury Rate + 2.425% thereafter)(c)	600,000	602,437

China Evergrande Group 8.75%, 6/28/25, Reg S	200,000	166,830

CNAC HK Finbridge Co., Ltd. 4.88%, 3/14/25, Reg S	300,000	336,609
5.13%, 3/14/28, Reg S	200,000	233,531

CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	200,000	207,594

Tencent Holdings Ltd. 3.60%, 1/19/28(a)	200,000	216,152

Total China		2,428,497

Colombia – 6.0%

Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.88%, 4/21/25, Reg S	200,000	215,844

Banco de Bogota S.A. 4.38%, 8/3/27, Reg S	400,000	428,250

Bancolombia S.A. 4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate +2.944% thereafter)(c)	300,000	307,641

Ecopetrol S.A.
5.38%, 6/26/26	410,000	461,250
5.88%, 5/28/45	149,000	178,893

Grupo Aval Ltd. 4.38%, 2/4/30(a)	400,000	398,500

Transportadora de Gas Internacional S.A. ESP 5.55%, 11/1/28(a)	200,000	236,026

Total Colombia		2,226,404

Ghana – 0.4%

Tullow Oil PLC 6.25%, 4/15/22, Reg S	200,000	147,000

India – 6.9%

Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(a)	400,000	424,578

Bharti Airtel Ltd. 4.38%, 6/10/25, Reg S	625,000	660,547

ICICI Bank Ltd. 3.25%, 9/9/22, Reg S	200,000	205,562

Reliance Industries Ltd. 3.67%, 11/30/27(a)(b)	617,000	666,456

Vedanta Resources Ltd. 6.38%, 7/30/22, Reg S	500,000	465,234
7.13%, 5/31/23, Reg S	150,000	138,831

Total India		2,561,208

Indonesia – 4.1%

Medco Bell Pte Ltd. 6.38%, 1/30/27(a)	400,000	364,236

Pertamina Persero PT 3.10%, 1/21/30(a)	500,000	496,700

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2020

Investments	Principal Amount	Value

Perusahaan Listrik Negara PT 4.13%, 5/15/27(a)	$380,000	$408,797
4.13%, 5/15/27, Reg S	220,000	236,672

Total Indonesia		1,506,405

Ireland – 1.0%

C&W Senior Financing DAC 6.88%, 9/15/27, Reg S	350,000	369,250

Israel – 3.1%

Bank Leumi Le-Israel BM 3.28%, 1/29/31, Reg S, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity TreasuryRate + 1.631% thereafter)(a)(c)	300,000	300,810

Israel Electric Corp., Ltd. 6.88%, 6/21/23, Reg S(b)	200,000	228,969

Teva Pharmaceutical Finance Netherlands III B.V. 2.80%, 7/21/23	250,000	234,336
3.15%, 10/1/26	450,000	392,539

Total Israel		1,156,654

Jamaica – 0.5%

Digicel Ltd. 6.00%, 4/15/21, Reg S	250,000	199,414

Kazakhstan – 1.8%

KazMunayGas National Co. JSC 4.75%, 4/19/27, Reg S	600,000	666,739

Kuwait – 2.2%

Equate Petrochemical B.V. 3.00%, 3/3/22, Reg S	280,000	282,975

NBK Tier 1 Financing 2 Ltd. 4.50%, 11/27/25, (4.50% fixed rate until 11/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(a)(c)(d)	500,000	511,406

Total Kuwait		794,381

Luxembourg – 2.2%

Altice Financing S.A. 7.50%, 5/15/26, Reg S	250,000	264,687

Millicom International Cellular S.A. 6.00%, 3/15/25, Reg S	330,000	339,333
5.13%, 1/15/28(a)	216,000	223,425

Total Luxembourg		827,445

Malaysia – 1.2%

Petronas Capital Ltd. 3.50%, 3/18/25, Reg S	400,000	430,813

Mexico – 5.8%

Alpek S.A.B. de C.V. 4.25%, 9/18/29(a)	400,000	417,688

Banco Mercantil del Norte S.A. 7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(b)(c)(d)	200,000	228,344

BBVA Bancomer S.A. 6.75%, 9/30/22, Reg S(b)	250,000	271,695

Cemex S.A.B. de C.V. 7.75%, 4/16/26, Reg S	600,000	636,450

Grupo Bimbo S.A.B. de C.V. 5.95%, 4/17/23, (5.95% fixed rate until 7/17/23; 5-year Constant Maturity Treasury Rate + 3.28% until 7/17/28; 5-year Constant Maturity Treasury Rate + 3.53% until 7/17/43; 5-year Constant Maturity Treasury Rate + 4.28% thereafter)(a)(b)(c)(d)	250,000	265,078

Orbia Advance Corp. S.A.B. de C.V. 4.00%, 10/4/27(a)	320,000	336,850

Total Mexico		2,156,105

Morocco – 1.6%

OCP S.A. 5.63%, 4/25/24, Reg S	300,000	333,750
6.88%, 4/25/44, Reg S	200,000	264,813

Total Morocco		598,563

Netherlands – 1.9%

Sigma Finance Netherlands B.V. 4.88%, 3/27/28(a)	300,000	329,250

VEON Holdings B.V. 4.00%, 4/9/25(a)(b)	350,000	361,375

Total Netherlands		690,625

Oman – 0.7%

Oztel Holdings SPC Ltd. 5.63%, 10/24/23, Reg S	250,000	263,398

Peru – 4.2%

Banco de Credito del Peru 6.13%, 4/24/27, Reg S, (6.125% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 7.043% thereafter)(b)(c)	450,000	480,727

Banco Internacional del Peru S.A.A. Interbank 3.25%, 10/4/26(a)	200,000	203,134

Inkia Energy Ltd. 5.88%, 11/9/27, Reg S	200,000	209,875

Inretail Pharma S.A. 5.38%, 5/2/23, Reg S	100,000	105,453

Kallpa Generacion S.A. 4.13%, 8/16/27, Reg S	250,000	263,789

Southern Copper Corp. 5.25%, 11/8/42	260,000	304,281

Total Peru		1,567,259

Philippines – 1.3%

Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/24, Reg S	400,000	495,250

Russia – 7.3%

Alfa Bank AO via Alfa Bond Issuance PLC 6.95%, 4/30/23, Reg S, (6.95% fixed rate until 4/30/23; 5-year Constant Maturity Treasury Rate + 4.572% thereafter)(c)(d)	250,000	255,469
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(a)(c)	350,000	357,492

ALROSA Finance S.A. 4.65%, 4/9/24(a)	200,000	212,348

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2020

Investments	Principal Amount	Value

Evraz PLC 5.25%, 4/2/24(a)	$275,000	$296,184

Gazprom Neft OAO via GPN Capital S.A. 6.00%, 11/27/23, Reg S	325,000	362,273

Gazprom PJSC via Gaz Capital S.A. 4.95%, 3/23/27, Reg S	335,000	371,588

Novolipetsk Steel via Steel Funding DAC 4.00%, 9/21/24, Reg S	250,000	262,852

Severstal OAO Via Steel Capital S.A. 3.15%, 9/16/24(a)	200,000	200,500

VTB Bank OJSC via VTB Capital S.A. 6.95%, 10/17/22, Reg S	353,000	378,592

Total Russia		2,697,298

Saudi Arabia – 1.7%

SABIC Capital II B.V. 4.50%, 10/10/28(a)	350,000	397,141

Saudi Electricity Global Sukuk Co. 2 5.06%, 4/8/43, Reg S	200,000	233,500

Total Saudi Arabia		630,641

Singapore – 1.6%

Oversea-Chinese Banking Corp., Ltd. 4.25%, 6/19/24, Reg S(b)	525,000	573,070

South Africa – 1.9%

AngloGold Ashanti Holdings PLC 5.13%, 8/1/22	200,000	212,500
6.50%, 4/15/40(b)	162,000	192,021

Gold Fields Orogen Holdings BVI Ltd. 5.13%, 5/15/24(a)	275,000	301,039

Total South Africa		705,560

South Korea – 2.5%

Kookmin Bank 4.35%, 7/2/24, (4.35% fixed rate until 7/2/24; 5-year Constant Maturity Treasury Rate + 2.639% thereafter)(a)(c)(d)	200,000	206,969

Woori Bank 4.75%, 4/30/24, Reg S(b)	650,000	714,390

Total South Korea		921,359

Thailand – 1.9%

Bangkok Bank PCL 4.45%, 9/19/28(a)	300,000	347,250

PTTEP Treasury Center Co., Ltd. 3.90%, 12/6/59(a)	325,000	370,703

Total Thailand		717,953

Turkey – 4.5%

QNB Finansbank AS 6.88%, 9/7/24(a)(b)	200,000	207,084

Turk Telekomunikasyon AS 6.88%, 2/28/25(a)	200,000	211,156

Turkiye Garanti Bankasi AS 5.88%, 3/16/23, Reg S(b)	350,000	352,188

Turkiye Is Bankasi AS 6.13%, 4/25/24, Reg S	200,000	197,031

Turkiye Sinai Kalkinma Bankasi A/S 6.00%, 1/23/25(a)	200,000	194,750

Turkiye Sise ve Cam Fabrikalari AS 6.95%, 3/14/26(a)	300,000	315,609

Turkiye Vakiflar Bankasi TAO 5.25%, 2/5/25(a)(b)	200,000	185,500

Total Turkey		1,663,318

United Arab Emirates – 5.8%

Abu Dhabi National Energy Co. PJSC 4.38%, 6/22/26, Reg S	1,000,000	1,117,812

DP World Crescent Ltd. 3.91%, 5/31/23, Reg S	200,000	207,115

DP World PLC 6.85%, 7/2/37, Reg S	100,000	126,594

First Abu Dhabi Bank PJSC 5.25%, 6/17/20, Reg S, (5.25% fixed rate until 6/17/20; 5-year U.S. dollar Swap Rate + 3.35% thereafter)(c)(d)	200,000	200,750

MAF Global Securities Ltd. 4.75%, 5/7/24, Reg S	200,000	214,125

MHP Lux S.A. 6.25%, 9/19/29(a)	275,000	273,625

Total United Arab Emirates		2,140,021

Zambia – 0.5%

First Quantum Minerals Ltd. 6.88%, 3/1/26(a)	200,000	191,719
TOTAL FOREIGN CORPORATE BONDS (Cost: $33,479,694)		35,062,117

FOREIGN GOVERNMENT OBLIGATIONS – 2.9%

Egypt – 1.2%

Egypt Government International Bond 7.60%, 3/1/29(a)	400,000	430,312

Ghana – 0.5%

Ghana Government International Bond 6.38%, 2/11/27, Series 144A(a)	200,000	198,250

Indonesia – 0.7%

Indonesia Government International Bond 4.75%, 2/11/29	210,000	243,232

Nigeria – 0.5%

Nigeria Government International Bond 6.50%, 11/28/27, Reg S	200,000	199,938
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,009,471)		1,071,732

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.5%

United States – 11.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%(e)
(Cost: $4,252,403)(f)	4,252,403	4,252,403

TOTAL INVESTMENTS IN SECURITIES – 109.2% (Cost: $38,762,814)		40,413,032

Other Assets less Liabilities – (9.2)%		(3,418,213)

NET ASSETS – 100.0%		$36,994,819

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2020

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 29, 2020 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 29, 2020 on securities with variable or step rates.

(d)	The security has a perpetual maturity; the date displayed is the next call date.

(e)	Rate shown represents annualized 7-day yield as of February 29, 2020.

(f)

At February 29, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,778,883 and the total market value of the collateral held by the Fund was $4,920,219. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $667,816.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	29	6/19/20	$(3,907,750)	$(63,870)
U.S. Treasury Long Bond	1	6/19/20	(170,250)	(4,524)
Ultra 10 Year U.S. Treasury Note	13	6/19/20	(1,952,844)	(39,203)
			$(6,030,844)	$(107,597)

Long Exposure
2 Year U.S. Treasury Note	18	6/30/20	$3,929,907	$24,188
5 Year U.S. Treasury Note	12	6/30/20	1,473,000	18,000
U.S. Treasury Ultra Long Term Bond	4	6/19/20	830,000	24,875
			$6,232,907	$67,063
Total – Net			$202,063	$(40,534)
†	As of February 29, 2020, deposits at broker for futures contracts of $38,286 included cash collateral of $51,758 and previously settled variation margin losses on open futures contracts of $13,472.

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2020

Investments	Principal Amount†		Value

FOREIGN GOVERNMENT OBLIGATIONS – 83.3%

Brazil – 11.1%

Brazil Letras do Tesouro Nacional
10.26%, 7/1/21, Series LTN(a)	5,000,000	BRL	$1,046,300
8.51%, 1/1/22, Series LTN(a)	12,785,000	BRL	2,604,020
6.26%, 7/1/22, Series LTN(a)	11,000,000	BRL	2,173,496
6.65%, 7/1/23, Series LTN(a)	8,030,000	BRL	1,482,857

Brazil Notas do Tesouro Nacional
10.00%, 1/1/21, Series F	7,593,000	BRL	1,762,787
10.00%, 1/1/23, Series F	13,435,000	BRL	3,337,733
10.00%, 1/1/25, Series F	12,249,000	BRL	3,151,033
10.00%, 1/1/27, Series F	12,840,000	BRL	3,386,149
10.00%, 1/1/29, Series F	2,460,000	BRL	661,297

Total Brazil			19,605,672

Chile – 1.9%

Bonos de la Tesoreria de la Republica en pesos
4.00%, 3/1/23, Reg S(b)	350,000,000	CLP	447,075
4.50%, 3/1/26	790,000,000	CLP	1,037,525
4.70%, 9/1/30, Reg S(b)	275,000,000	CLP	368,422
5.00%, 3/1/35	665,000,000	CLP	922,411
6.00%, 1/1/43, Series 30YR	415,000,000	CLP	653,547

Total Chile			3,428,980

China – 3.9%

China Government Bond
3.25%, 7/4/21	4,000,000	CNY	578,375
2.36%, 8/18/21, Reg S	2,500,000	CNY	357,184
3.10%, 6/29/22	4,000,000	CNY	580,578
3.16%, 6/27/23	3,000,000	CNY	438,548
3.29%, 10/18/23, Series 1823	3,000,000	CNY	441,368
3.19%, 4/11/24, Series 1904	5,100,000	CNY	748,766
2.94%, 10/17/24, Series 1913	2,000,000	CNY	291,539
3.22%, 12/6/25, Series 1828	5,000,000	CNY	734,735
3.25%, 6/6/26, Series 1907	6,000,000	CNY	882,931
3.12%, 12/5/26, Series 1916	2,000,000	CNY	292,551
3.25%, 11/22/28, Series 1827	4,000,000	CNY	591,760
3.29%, 5/23/29, Series 1906	4,000,000	CNY	596,546
3.13%, 11/21/29, Series 1915	2,000,000	CNY	295,797

Total China			6,830,678

Colombia – 7.6%

Colombia Government International Bond 7.75%, 4/14/21	749,000,000	COP	217,147

Colombian TES
7.00%, 5/4/22, Series B	5,691,700,000	COP	1,682,372
10.00%, 7/24/24, Series B	9,452,700,000	COP	3,171,843
6.25%, 11/26/25, Series B	2,397,300,000	COP	703,298
7.50%, 8/26/26, Series B	6,409,200,000	COP	1,996,250
6.00%, 4/28/28, Series B	7,093,200,000	COP	2,023,957
7.75%, 9/18/30, Series B	5,362,200,000	COP	1,740,894
7.00%, 6/30/32, Series B	5,237,500,000	COP	1,590,449
7.25%, 10/18/34, Series B	1,000,000,000	COP	304,881

Total Colombia			13,431,091

Hungary – 1.9%

Hungary Government Bond
7.50%, 11/12/20, Series 20/A	35,880,000	HUF	122,412
7.00%, 6/24/22, Series 22/A	119,950,000	HUF	447,613
1.75%, 10/26/22, Series 22/B	188,360,000	HUF	626,753
3.00%, 6/26/24, Series 24/B	318,610,000	HUF	1,116,543
3.00%, 10/27/27, Series 27/A	322,740,000	HUF	1,129,427

Total Hungary			3,442,748

India – 3.9%

India Government Bond
7.68%, 12/15/23	30,000,000	INR	441,051
8.40%, 7/28/24	134,000,000	INR	2,026,712
7.59%, 3/20/29	100,000,000	INR	1,476,669
7.88%, 3/19/30	100,000,000	INR	1,505,179
9.20%, 9/30/30	90,920,000	INR	1,488,630

Total India			6,938,241

Indonesia – 7.0%

Indonesia Treasury Bond
8.25%, 7/15/21, Series FR53	6,636,000,000	IDR	483,449
7.00%, 5/15/22, Series FR61	10,109,000,000	IDR	730,124
8.38%, 3/15/24, Series FR70	24,665,000,000	IDR	1,872,116
8.38%, 9/15/26, Series FR56	23,181,000,000	IDR	1,771,595
9.00%, 3/15/29, Series FR71	23,875,000,000	IDR	1,851,675
8.75%, 5/15/31, Series FR73	24,189,000,000	IDR	1,859,590
8.25%, 6/15/32, Series FR58	15,549,000,000	IDR	1,163,333
8.38%, 3/15/34, Series FR68	16,000,000,000	IDR	1,202,161
8.25%, 5/15/36, Series FR72	14,563,000,000	IDR	1,068,309
7.50%, 5/15/38, Series FR75	300,000,000	IDR	20,700
8.75%, 2/15/44, Series FR67	4,390,000,000	IDR	330,455

Total Indonesia			12,353,507

Malaysia – 3.8%

Malaysia Government Bond
4.16%, 7/15/21, Series 0111	1,088,000	MYR	263,602
3.42%, 8/15/22, Series 0112	1,743,000	MYR	421,014
4.18%, 7/15/24, Series 0114	3,385,000	MYR	852,315
3.96%, 9/15/25, Series 0115	5,000,000	MYR	1,260,642
3.90%, 11/16/27, Series 0417	4,410,000	MYR	1,125,762
3.89%, 8/15/29, Series 0219	3,500,000	MYR	902,955
4.76%, 4/7/37, Series 0317	1,700,000	MYR	483,127

Malaysia Government Investment Issue
3.95%, 4/14/22, Series 0317	895,000	MYR	218,078
4.09%, 11/30/23, Series 0318	5,000,000	MYR	1,246,087

Total Malaysia			6,773,582

Mexico – 5.7%

Mexican Bonos
6.50%, 6/9/22, Series M	9,987,000	MXN	503,368
10.00%, 12/5/24, Series M 20	32,353,000	MXN	1,860,120
7.50%, 6/3/27, Series M 20	22,000,000	MXN	1,162,305
8.50%, 5/31/29, Series M 20	7,455,000	MXN	421,583
7.75%, 5/29/31, Series M	25,133,000	MXN	1,359,771
7.75%, 11/23/34, Series M	11,319,000	MXN	616,389
10.00%, 11/20/36, Series M 30	9,237,000	MXN	606,554
8.50%, 11/18/38, Series M 30	24,854,000	MXN	1,440,192
7.75%, 11/13/42, Series M	19,142,000	MXN	1,035,398

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2020

Investments	Principal Amount†		Value
8.00%, 11/7/47, Series M	20,000,000	MXN	$1,115,829

Total Mexico			10,121,509

Peru – 3.7%

Peru Government Bond 6.15%, 8/12/32, Reg S(b)	101,000	PEN	33,614

Peruvian Government International Bond
5.70%, 8/12/24, Reg S	2,935,000	PEN	954,064
8.20%, 8/12/26, Reg S	3,868,000	PEN	1,422,791
6.95%, 8/12/31, Reg S	6,421,000	PEN	2,269,871
6.90%, 8/12/37, Reg S	5,405,000	PEN	1,908,068

Total Peru			6,588,408

Philippines – 2.0%

Philippine Government International Bond
4.95%, 1/15/21	44,000,000	PHP	872,963
3.90%, 11/26/22	39,000,000	PHP	766,564
6.25%, 1/14/36	80,000,000	PHP	1,971,039

Total Philippines			3,610,566

Poland – 5.1%

Republic of Poland Government Bond
4.00%, 10/25/23, Series 1023	7,301,000	PLN	2,017,557
3.25%, 7/25/25, Series 0725	5,565,000	PLN	1,530,991
2.50%, 7/25/26, Series 0726	9,495,000	PLN	2,528,966
2.50%, 7/25/27, Series 0727	8,905,000	PLN	2,381,671
2.75%, 10/25/29, Series 1029	1,750,000	PLN	481,275

Total Poland			8,940,460

Romania – 2.0%

Romania Government Bond
3.25%, 3/22/21, Series 5Y	1,700,000	RON	388,545
5.95%, 6/11/21, Series 10Y	2,560,000	RON	604,377
4.00%, 10/27/21, Series 3Y	400,000	RON	92,445
5.85%, 4/26/23, Series 10Y	3,470,000	RON	850,000
4.75%, 2/24/25, Series 10Y	3,010,000	RON	722,532
5.80%, 7/26/27, Series 15Y	2,880,000	RON	736,003
5.00%, 2/12/29, Series 10Y	500,000	RON	121,984

Total Romania			3,515,886

Russia – 10.7%

Russian Federal Bond – OFZ
7.00%, 12/15/21, Series 5083	76,235,000	RUB	1,160,995
7.00%, 1/25/23, Series 6211	124,349,000	RUB	1,909,830
7.00%, 8/16/23, Series 6215	95,305,000	RUB	1,469,952
6.50%, 2/28/24, Series 6223	119,910,000	RUB	1,820,937
7.40%, 7/17/24, Series 6227	120,000,000	RUB	1,882,598
7.10%, 10/16/24, Series 6222	100,000,000	RUB	1,542,850
7.75%, 9/16/26, Series 6219	128,000,000	RUB	2,066,324
7.05%, 1/19/28, Series 6212	119,885,000	RUB	1,874,550
6.90%, 5/23/29, Series 6224	55,000,000	RUB	851,362
7.65%, 4/10/30, Series 6228	11,000,000	RUB	179,305
8.50%, 9/17/31, Series 6218	76,040,000	RUB	1,321,280
7.70%, 3/23/33, Series 6221	83,865,000	RUB	1,378,937
7.25%, 5/10/34, Series 6225	90,000,000	RUB	1,422,964

Total Russia			18,881,884

South Africa – 4.5%

Republic of South Africa Government Bond
8.00%, 1/31/30, Series 2030	1,955,000	ZAR	115,431
7.00%, 2/28/31, Series R213	30,067,000	ZAR	1,608,708
8.25%, 3/31/32, Series 2032	8,000,000	ZAR	462,100
6.25%, 3/31/36, Series R209	17,301,600	ZAR	777,648
8.50%, 1/31/37, Series 2037	8,000,000	ZAR	444,287
9.00%, 1/31/40, Series 2040	30,000,000	ZAR	1,713,782
8.75%, 1/31/44, Series 2044	19,155,000	ZAR	1,056,449
8.75%, 2/28/48, Series 2048	31,120,000	ZAR	1,706,195

Total South Africa			7,884,600

Thailand – 5.1%

Thailand Government Bond
3.85%, 12/12/25	5,480,000	THB	202,346
2.13%, 12/17/26	36,000,000	THB	1,230,005
2.88%, 12/17/28	12,615,000	THB	461,657
4.88%, 6/22/29	37,602,000	THB	1,588,992
3.65%, 6/20/31	55,000,000	THB	2,198,790
3.40%, 6/17/36	58,800,000	THB	2,414,622
2.88%, 6/17/46	22,985,000	THB	913,817

Total Thailand			9,010,229

Turkey – 3.4%

Turkey Government Bond
9.40%, 7/8/20	10,335,000	TRY	1,644,421
11.00%, 3/2/22	8,420,000	TRY	1,316,372
8.00%, 3/12/25	10,557,000	TRY	1,397,070
11.00%, 2/24/27	5,955,000	TRY	873,823
10.50%, 8/11/27	4,910,000	TRY	702,804

Total Turkey			5,934,490
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $160,063,838)			147,292,531

SUPRANATIONAL BONDS – 5.3%

European Bank for Reconstruction & Development 6.45%, 12/13/22	12,910,000,000	IDR	911,799

European Investment Bank
7.63%, 1/12/22	18,000,000	MXN	926,618
8.13%, 12/21/26	24,740,000	ZAR	1,697,981
8.00%, 5/5/27, Reg S	28,200,000	ZAR	1,895,144

International Bank for Reconstruction & Development 8.25%, 12/21/26	14,000,000	ZAR	952,096

International Finance Corp.
7.50%, 1/18/28	37,000,000	MXN	1,930,975
5.50%, 2/28/28	75,850,000	RUB	1,149,201
TOTAL SUPRANATIONAL BONDS (Cost: $9,580,503)			9,463,814

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2020

Investments	Principal Amount†	Value

REPURCHASE AGREEMENT – 7.4%

United States – 7.4%

Citigroup, Inc., tri-party repurchase agreement dated 28/2/20 (tri-party custodian: The Bank of New York Mellon Corp.), 1.61% due 3/2/20; Proceeds at maturity – $13,121,760 (fully collateralized by Fannie Mae Interest STRIPS, zero coupon – 6.50% due 5/1/24 – 2/1/48, Fannie Mae Pool, 3.00% – 8.00% due 9/1/25 – 2/1/50, Freddie Mac Gold Pool, 2.00% – 8.50% due 5/1/20 – 5/1/49, Freddie Mac Gold STRIPS, zero coupon – 6.50% due 12/15/27 – 12/15/40 and Freddie Mac Pool, 2.50% – 8.50% due 8/1/20 – 2/1/50; Market value including accrued interest – $13,619,559)

(Cost: $13,120,000)	$13,120,000	$13,120,000

TOTAL INVESTMENTS IN SECURITIES – 96.0% (Cost: $182,764,341)		169,876,345

Other Assets less Liabilities – 4.0%		7,014,864

NET ASSETS – 100.0%		$176,891,209
†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 29, 2020.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	3/18/2020	7,644,000	RUB	118,779	USD	$—	$(5,260)
Citibank N.A.	3/18/2020	7,644,000	RUB	118,862	USD	—	(5,343)
Citibank N.A.	3/18/2020	1,050,181	USD	19,950,000	MXN	44,796	—
Goldman Sachs	3/18/2020	7,644,000	RUB	118,876	USD	—	(5,357)
JP Morgan Chase Bank N.A.	3/18/2020	5,824,000	RUB	90,528	USD	—	(4,038)
JP Morgan Chase Bank N.A.	3/18/2020	111,387	USD	8,000,000	INR	707	—
JP Morgan Chase Bank N.A.	3/18/2020	75,768	USD	5,500,000	INR	—	(324)
JP Morgan Chase Bank N.A.	3/18/2020	258,526	USD	7,800,000	THB	11,272	—
JP Morgan Chase Bank N.A.	3/18/2020	598,613	USD	18,120,000	THB	24,222	—
Morgan Stanley & Co. International	3/18/2020	17,890,000	PLN	4,684,956	USD	—	(147,372)
Royal Bank of Canada	3/18/2020	108,463,000	MXN	5,561,247	USD	—	(95,225)
Societe Generale	3/18/2020	157,945,000	THB	5,213,157	USD	—	(206,421)
State Street Bank and Trust	3/2/2020	154,436	USD	2,413,845	ZAR	995	—
UBS AG	3/3/2020	3,544,984	USD	70,000,000	MXN	9,006	—
UBS AG	3/18/2020	70,000,000	MXN	3,536,750	USD	—	(9,081)
UBS AG	3/18/2020	7,644,000	RUB	118,678	USD	—	(5,159)
						$90,998	$(483,580)

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

February 29, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 99.9%

U.S. Treasury Notes – 99.9%

U.S. Treasury Floating Rate Notes
1.65%, 4/30/21, (3-month U.S. Treasury Bill Money Market Yield + 0.139%)*	$465,449,000	$465,658,857
1.73%, 7/31/21, (3-month U.S. Treasury Bill Money Market Yield + 0.22%)*	461,939,000	462,923,521
1.81%, 10/31/21, (3-month U.S. Treasury Bill Money Market Yield + 0.30%)*	457,823,000	459,618,033

1.67%, 1/31/22, (3-month U.S. Treasury Bill Money Market Yield + 0.154%)*	317,329,000	317,321,965

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,703,167,391)		1,705,522,376

Other Assets less Liabilities – 0.1%		2,304,574

NET ASSETS – 100.0%		$1,707,826,950
*	Floating rate note. Coupon shown is in effect at February 29, 2020. Date represents the ultimate maturity date.

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 81.7%

United States – 81.7%

Acadia Healthcare Co., Inc. 5.13%, 7/1/22	$27,000	$27,076
5.63%, 2/15/23	685,000	691,566

ACE Cash Express, Inc. 12.00%, 12/15/22(a)	50,000	40,625

Acrisure LLC 8.13%, 2/15/24(a)	411,000	439,123

ADT Security Corp. (The) 6.25%, 10/15/21	360,000	376,034
3.50%, 7/15/22	403,000	403,118
4.13%, 6/15/23	410,000	418,030

Advanced Micro Devices, Inc. 7.50%, 8/15/22	258,000	289,847

AECOM 5.88%, 10/15/24	100,000	109,959

AES Corp. 4.88%, 5/15/23	560,000	555,999

Ahern Rentals, Inc. 7.38%, 5/15/23(a)	221,000	171,625

Air Medical Group Holdings, Inc. 6.38%, 5/15/23(a)	131,000	125,487

AK Steel Corp. 7.63%, 10/1/21	159,000	159,151
7.50%, 7/15/23	150,000	155,563

Albertsons Cos. LLC 6.63%, 6/15/24	542,000	558,255

Aleris International, Inc. 10.75%, 7/15/23(a)	252,000	260,646

Allegheny Technologies, Inc. 7.88%, 8/15/23	480,000	510,137

Ally Financial, Inc. 7.50%, 9/15/20	268,000	276,482

AMC Networks, Inc. 4.75%, 12/15/22(b)	274,000	276,543
5.00%, 4/1/24	503,000	506,773

American Airlines Group, Inc. 4.63%, 3/1/20(a)(b)	244,000	244,000
5.00%, 6/1/22(a)(b)	544,000	546,323

American Axle & Manufacturing, Inc. 6.63%, 10/15/22(b)	175,000	176,258

American Energy- Permian Basin LLC 12.00%, 10/1/24(a)	244,000	171,410

American Midstream Partners L.P. 9.50%, 12/15/21(a)	229,000	227,374

AmeriGas Partners L.P. 5.63%, 5/20/24	248,000	258,463

AMN Healthcare, Inc. 5.13%, 10/1/24(a)	236,000	242,588

Anixter, Inc. 5.13%, 10/1/21	79,000	82,114
5.50%, 3/1/23	340,000	360,541

Antero Midstream Partners L.P. 5.38%, 9/15/24	294,000	224,175

Antero Resources Corp. 5.38%, 11/1/21(b)	395,000	331,081
5.13%, 12/1/22(b)	348,000	216,379
5.63%, 6/1/23	343,000	186,078

Apex Tool Group LLC 9.00%, 2/15/23(a)(b)	169,000	146,537

APX Group, Inc. 8.75%, 12/1/20(b)	176,000	176,378
7.88%, 12/1/22	434,000	441,592
7.63%, 9/1/23(b)	159,000	151,513

Archrock Partners L.P. 6.00%, 10/1/22	68,000	68,121

Arconic, Inc. 6.15%, 8/15/20	512,000	519,946
5.40%, 4/15/21	747,000	755,605
5.87%, 2/23/22	183,000	192,664
5.13%, 10/1/24	412,000	442,362

Ascent Resources Utica Holdings LLC 10.00%, 4/1/22(a)	472,000	403,425

Ashland LLC 4.75%, 8/15/22(b)	73,000	76,103

Avantor, Inc. 6.00%, 10/1/24(a)(b)	579,000	608,914

Ball Corp. 5.00%, 3/15/22	286,000	298,664
4.00%, 11/15/23(b)	679,000	699,397

Bausch Health Cos., Inc. 6.50%, 3/15/22(a)	648,000	657,688
5.50%, 3/1/23(a)	59,000	59,098
5.88%, 5/15/23(a)	77,000	77,337
7.00%, 3/15/24(a)	843,000	869,694

BCD Acquisition, Inc. 9.63%, 9/15/23(a)	447,000	463,758

Berry Global, Inc. 5.50%, 5/15/22	244,000	245,828
6.00%, 10/15/22	106,000	107,989
5.13%, 7/15/23	429,000	430,278

Blue Cube Spinco LLC 9.75%, 10/15/23	259,000	273,323

Blue Racer Midstream LLC 6.13%, 11/15/22(a)(b)	411,000	376,484

BMC East LLC 5.50%, 10/1/24(a)	80,000	82,633

Brinker International, Inc. 3.88%, 5/15/23(b)	134,000	134,335

Bruin E&P Partners LLC 8.88%, 8/1/23(a)	229,000	122,038

Buckeye Partners L.P. 4.15%, 7/1/23(b)	258,000	260,554
4.35%, 10/15/24	172,000	172,430
6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(b)(c)	295,000	237,013

C&S Group Enterprises LLC 5.38%, 7/15/22(a)(b)	190,000	193,344

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Principal Amount	Value

Cablevision Systems Corp. 5.88%, 9/15/22	$283,000	$297,696

California Resources Corp. 8.00%, 12/15/22(a)	865,000	196,788

Callon Petroleum Co. 6.25%, 4/15/23	247,000	209,335
6.13%, 10/1/24	342,000	272,813

Calpine Corp. 5.50%, 2/1/24(b)	533,000	525,010
5.75%, 1/15/25	350,000	351,925

Calumet Specialty Products Partners L.P. 7.63%, 1/15/22(b)	244,000	242,094
7.75%, 4/15/23	94,000	90,514

Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/24(a)	255,000	256,381

Carlson Travel, Inc. 6.75%, 12/15/23(a)(b)	200,000	200,583

Carpenter Technology Corp. 5.20%, 7/15/21	184,000	191,477
4.45%, 3/1/23	101,000	107,280

Carvana Co. 8.88%, 10/1/23(a)	249,000	258,340

CCO Holdings LLC 5.25%, 9/30/22	517,000	523,581
5.13%, 2/15/23	391,000	394,906
4.00%, 3/1/23(a)(b)	199,000	201,486
5.13%, 5/1/23(a)	520,000	527,168
5.75%, 9/1/23	194,000	196,207
5.88%, 4/1/24(a)	761,000	783,286

CDK Global, Inc. 5.00%, 10/15/24	100,000	108,669

CDW LLC 5.50%, 12/1/24	250,000	275,521

CEC Entertainment, Inc. 8.00%, 2/15/22	79,000	76,852

Cengage Learning, Inc. 9.50%, 6/15/24(a)(b)	252,000	220,133

Centene Corp. 4.75%, 5/15/22	652,000	661,115
6.13%, 2/15/24	392,000	404,230
4.75%, 1/15/25(a)	500,000	513,482

Century Aluminum Co. 7.50%, 6/1/21(a)	143,000	142,342

CenturyLink, Inc. 5.63%, 4/1/20, Series V	362,000	363,110
6.45%, 6/15/21, Series S	459,000	477,108
5.80%, 3/15/22, Series T	689,000	719,785
6.75%, 12/1/23, Series W	263,000	289,772
7.50%, 4/1/24, Series Y(b)	411,000	460,149

CF Industries, Inc. 3.45%, 6/1/23(b)	424,000	430,364

CGG Holding U.S., Inc. 9.00%, 5/1/23(a)	200,000	206,400

Chemours Co. (The) 6.63%, 5/15/23	368,000	356,697

Chesapeake Energy Corp. 11.50%, 1/1/25(a)	1,000,000	572,500

Cincinnati Bell, Inc. 7.00%, 7/15/24(a)	298,000	314,015

Cinemark USA, Inc. 4.88%, 6/1/23	425,000	423,411

CIT Group, Inc. 5.00%, 8/15/22	577,000	604,703
5.00%, 8/1/23	288,000	306,960
4.75%, 2/16/24(b)	392,000	416,990

CITGO Petroleum Corp. 6.25%, 8/15/22(a)	292,000	292,728

Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24(a)(b)	844,000	899,210

Clearwater Paper Corp. 4.50%, 2/1/23(b)	60,000	60,450

Cleaver-Brooks, Inc. 7.88%, 3/1/23(a)(b)	134,000	132,381

Cloud Crane LLC 10.13%, 8/1/24(a)	87,000	92,184

CNG Holdings, Inc. 12.50%, 6/15/24(a)	126,000	119,437

CNX Resources Corp. 5.88%, 4/15/22	551,000	509,014

Cogent Communications Group, Inc. 5.38%, 3/1/22(a)	244,000	250,786

Colfax Corp. 6.00%, 2/15/24(a)	417,000	433,115

Commercial Metals Co. 4.88%, 5/15/23	114,000	118,119

CommScope, Inc. 5.50%, 3/1/24(a)	466,000	475,173
5.50%, 6/15/24(a)	577,000	549,644

Community Health Systems, Inc. 6.25%, 3/31/23	1,492,000	1,484,540
9.88%, 6/30/23(a)(c)	616,000	585,517
8.63%, 1/15/24(a)	244,000	254,221
8.13%, 6/30/24(a)	526,000	482,600

Consolidated Communications, Inc. 6.50%, 10/1/22(b)	216,000	208,440

CoreCivic, Inc. 5.00%, 10/15/22	168,000	173,092
4.63%, 5/1/23(b)	290,000	291,363

Cornerstone Chemical Co. 6.75%, 8/15/24(a)	278,000	249,390

Covanta Holding Corp. 5.88%, 3/1/24	250,000	253,541

CPG Merger Sub LLC 8.00%, 10/1/21(a)	223,000	224,204

Credit Acceptance Corp. 7.38%, 3/15/23	234,000	238,399
5.13%, 12/31/24(a)	152,000	156,940

Crestwood Midstream Partners L.P. 6.25%, 4/1/23	523,000	498,045

Crown Americas LLC 4.50%, 1/15/23	411,000	417,777

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Principal Amount	Value

CSC Holdings LLC 6.75%, 11/15/21	$513,000	$543,919
5.38%, 7/15/23(a)	455,000	467,051
5.25%, 6/1/24(b)	398,000	430,670

CSI Compressco L.P. 7.25%, 8/15/22	94,000	84,806

CVR Partners L.P. 9.25%, 6/15/23(a)	397,000	405,768

DaVita, Inc. 5.13%, 7/15/24	956,000	969,943

DCP Midstream L.P. 7.38%, 12/15/22, Series A, (7.375% fixed rate until 12/15/22; 3-month U.S. dollar London Interbank Offered Rate + 5.148% thereafter)(b)(c)(d)	197,000	179,614

DCP Midstream Operating L.P. 5.35%, 3/15/20(a)	168,000	168,213
4.75%, 9/30/21(a)	223,000	222,208
4.95%, 4/1/22	131,000	133,661
3.88%, 3/15/23	184,000	184,918
5.85%, 5/21/43, (5.85% fixed rate until 5/21/23; 3-month U.S. dollar London Interbank Offered Rate + 3.85% thereafter)(a)(b)(c)	206,000	186,108

Dell International LLC 5.88%, 6/15/21(a)	100,000	100,720
7.13%, 6/15/24(a)	600,000	628,500

Dell, Inc. 4.63%, 4/1/21	289,000	292,800

Denbury Resources, Inc. 9.00%, 5/15/21(a)	325,000	285,106
9.25%, 3/31/22(a)	386,000	309,885
7.75%, 2/15/24(a)	171,000	95,848

Diamond Offshore Drilling, Inc. 3.45%, 11/1/23	79,000	56,004

Diamond Resorts International, Inc. 7.75%, 9/1/23(a)(b)	204,000	204,508
10.75%, 9/1/24(a)(b)	222,000	229,862

Diebold Nixdorf, Inc. 8.50%, 4/15/24(b)	40,000	36,117

DISH DBS Corp. 5.13%, 5/1/20	527,000	529,071
6.75%, 6/1/21	925,000	959,530
5.88%, 7/15/22	982,000	1,026,416
5.00%, 3/15/23	639,000	644,649
5.88%, 11/15/24	500,000	513,907

Diversified Healthcare Trust 4.75%, 5/1/24(b)	289,000	309,021

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/23(a)	104,000	105,343

DriveTime Automotive Group, Inc. 8.00%, 6/1/21(a)	78,000	77,951

Edgewell Personal Care Co. 4.70%, 5/19/21	442,000	448,188
4.70%, 5/24/22	268,000	275,068

EIG Investors Corp. 10.88%, 2/1/24	221,000	231,450

Elanco Animal Health, Inc. 4.66%, 8/27/21	235,000	246,498
5.02%, 8/28/23	481,000	515,529

EMC Corp. 2.65%, 6/1/20	193,000	192,604
3.38%, 6/1/23	1,238,000	1,243,868

Encompass Health Corp. 5.13%, 3/15/23	235,000	236,273

Endo Finance LLC 6.00%, 7/15/23(a)(b)	749,000	589,905

Energy Transfer Operating L.P.
6.25%, 2/15/23, Series A, (6.25% fixed rate until 2/15/23; 3-month U.S. dollar London Interbank Offered Rate + 4.028% thereafter)(b)(c)(d)	410,000	366,235

Energy Ventures Gom LLC 11.00%, 2/15/23(a)	243,000	241,278

Enerpac Tool Group Corp. 5.63%, 6/15/22	306,000	308,390

EnerSys 5.00%, 4/30/23(a)	199,000	208,867

EnLink Midstream Partners L.P.
6.00%, 12/15/22, Series C, (6.00% fixed rate until 12/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.11% thereafter)(c)(d)	157,000	104,159
4.40%, 4/1/24	293,000	268,159

Enova International, Inc. 8.50%, 9/1/24(a)	222,000	209,698

Enterprise Development Authority (The) 12.00%, 7/15/24(a)	294,000	337,487

Exela Intermediate LLC 10.00%, 7/15/23(a)	408,000	137,700

Ferrellgas L.P. 6.50%, 5/1/21(b)	139,000	119,943
6.75%, 1/15/22	181,000	152,549
6.75%, 6/15/23	250,000	209,271

Ferroglobe PLC 9.38%, 3/1/22(a)	160,000	112,450

Flex Acquisition Co., Inc. 6.88%, 1/15/25(a)	350,000	343,879

Foresight Energy LLC 11.50%, 4/1/23(a)(e)	193,000	7,238

Forestar Group, Inc. 8.00%, 4/15/24(a)	214,000	232,546

Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/22(a)	248,000	248,942

Forum Energy Technologies, Inc. 6.25%, 10/1/21	184,000	155,094

Freedom Mortgage Corp. 10.75%, 4/1/24(a)	87,000	89,458
8.13%, 11/15/24(a)	240,000	231,700

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Principal Amount	Value

Freeport-McMoRan, Inc. 3.55%, 3/1/22	$1,099,000	$1,110,737
3.88%, 3/15/23	693,000	698,118
4.55%, 11/14/24	226,000	229,296

Fresh Market, Inc. (The) 9.75%, 5/1/23(a)	226,000	106,909

Frontier Communications Corp. 8.75%, 4/15/22	159,000	75,177
10.50%, 9/15/22	812,000	370,728
7.13%, 1/15/23	330,000	153,450

FS Energy & Power Fund 7.50%, 8/15/23(a)	340,000	351,334

FTS International, Inc. 6.25%, 5/1/22	281,000	187,480

GameStop Corp. 6.75%, 3/15/21(a)(b)	107,000	101,415

Gap, Inc. (The) 5.95%, 4/12/21	100,000	101,886

Genesis Energy L.P. 6.00%, 5/15/23	234,000	222,982

Genworth Holdings, Inc. 7.20%, 2/15/21(b)	78,000	79,006
7.63%, 9/24/21(b)	242,000	249,035
4.90%, 8/15/23(b)	262,000	254,795
4.80%, 2/15/24(b)	358,000	348,155

GEO Group, Inc. (The) 5.13%, 4/1/23(b)	74,000	70,130

Gogo Intermediate Holdings LLC 9.88%, 5/1/24(a)	440,000	448,485

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/23(b)	368,000	366,046

Graphic Packaging International LLC 4.75%, 4/15/21	204,000	207,645
4.88%, 11/15/22	285,000	297,914

Great Lakes Dredge & Dock Corp. 8.00%, 5/15/22	226,000	237,054

Great Western Petroleum LLC 9.00%, 9/30/21(a)	83,000	74,941

Grinding Media, Inc. 7.38%, 12/15/23(a)	368,000	364,206

Group 1 Automotive, Inc. 5.00%, 6/1/22(b)	150,000	149,814

GTT Communications, Inc. 7.88%, 12/31/24(a)(b)	200,000	153,500

Guitar Center, Inc. 9.50%, 10/15/21(a)	453,000	434,631

Gulfport Energy Corp. 6.63%, 5/1/23(b)	341,000	179,131
6.00%, 10/15/24	78,000	26,130

Hanesbrands, Inc. 4.63%, 5/15/24(a)	703,000	736,101

HAT Holdings I LLC 5.25%, 7/15/24(a)	197,000	206,276

HCA Healthcare, Inc. 6.25%, 2/15/21	444,000	461,505

HCA, Inc. 7.50%, 2/15/22	764,000	845,733
5.88%, 5/1/23	595,000	651,278

Hecla Mining Co. 6.88%, 5/1/21	401,000	402,784

Hertz Corp. (The) 7.63%, 6/1/22(a)	209,000	211,090
6.25%, 10/15/22	195,000	191,122
5.50%, 10/15/24(a)(b)	122,000	117,049

HighPoint Operating Corp. 7.00%, 10/15/22(b)	104,000	90,772

Hillman Group, Inc. (The) 6.38%, 7/15/22(a)	244,000	219,524

Hilton Domestic Operating Co., Inc. 4.25%, 9/1/24	516,000	519,222

Hornbeck Offshore Services, Inc. 5.00%, 3/1/21	197,000	71,166

Hughes Satellite Systems Corp. 7.63%, 6/15/21	413,000	435,665

Icahn Enterprises L.P. 6.25%, 2/1/22	566,000	576,697
6.75%, 2/1/24	236,000	244,948
4.75%, 9/15/24(a)	132,000	134,805

Immucor, Inc. 11.13%, 2/15/22(a)	234,000	232,318

Infor U.S., Inc. 6.50%, 5/15/22	791,000	793,547

Ingles Markets, Inc. 5.75%, 6/15/23	133,000	134,331

Ingram Micro, Inc. 5.00%, 8/10/22	25,000	25,470
5.45%, 12/15/24	300,000	312,741

International Game Technology PLC 6.25%, 2/15/22(a)(b)	712,000	734,763

Iron Mountain, Inc. 4.38%, 6/1/21(a)	248,000	247,695
6.00%, 8/15/23	298,000	303,836
5.75%, 8/15/24	250,000	252,498

iStar, Inc. 4.75%, 10/1/24	279,000	285,377

Jaguar Holding Co. II 6.38%, 8/1/23(a)	472,000	487,047

JC Penney Corp., Inc. 5.88%, 7/1/23(a)	189,000	156,777

Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(a)	211,000	219,441

KB Home 7.00%, 12/15/21	394,000	419,275
7.50%, 9/15/22	134,000	150,792
7.63%, 5/15/23	78,000	87,782

Kenan Advantage Group, Inc. (The) 7.88%, 7/31/23(a)(b)	178,000	175,849

Kennedy-Wilson, Inc. 5.88%, 4/1/24	537,000	547,074

KFC Holding Co. 5.00%, 6/1/24(a)	328,000	331,269

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Principal Amount	Value

KGA Escrow LLC 7.50%, 8/15/23(a)	$231,000	$239,758

L Brands, Inc. 5.63%, 2/15/22(b)	245,000	257,098
5.63%, 10/15/23	513,000	553,827

Ladder Capital Finance Holdings LLLP 5.25%, 3/15/22(a)	497,000	508,179

Lamar Media Corp. 5.00%, 5/1/23	345,000	348,447

Lee Enterprises, Inc. 9.50%, 3/15/22(a)(b)	236,000	236,590

Lennar Corp. 6.63%, 5/1/20	184,000	185,451
8.38%, 1/15/21	232,000	242,788
4.75%, 4/1/21	306,000	311,529
6.25%, 12/15/21	220,000	230,813
4.13%, 1/15/22(b)	272,000	278,316
4.75%, 11/15/22	214,000	224,319
4.88%, 12/15/23	144,000	154,020
4.50%, 4/30/24	328,000	349,046
5.88%, 11/15/24(b)	136,000	148,868

Level 3 Financing, Inc. 5.13%, 5/1/23	435,000	436,994
5.38%, 1/15/24	385,000	385,167

Lexmark International, Inc. 7.13%, 3/15/20	148,000	147,772

Lions Gate Capital Holdings LLC 6.38%, 2/1/24(a)	324,000	318,327
5.88%, 11/1/24(a)	314,000	304,616

Lonestar Resources America, Inc. 11.25%, 1/1/23(a)	78,000	51,285

Louisiana-Pacific Corp. 4.88%, 9/15/24	372,000	380,524

LSB Industries, Inc. 9.63%, 5/1/23(a)	155,000	156,486

LTF Merger Sub, Inc. 8.50%, 6/15/23(a)	412,000	417,578

Mack-Cali Realty L.P. 3.15%, 5/15/23	334,000	336,730

Mallinckrodt International Finance S.A. 4.88%, 4/15/20(a)	252,000	236,424
5.75%, 8/1/22(a)	276,000	210,450
5.63%, 10/15/23(a)	310,000	179,154

Martin Midstream Partners L.P. 7.25%, 2/15/21	412,000	382,295

MasTec, Inc. 4.88%, 3/15/23	184,000	184,678

Match Group, Inc. 6.38%, 6/1/24	100,000	103,679

Mattel, Inc. 3.15%, 3/15/23(b)	344,000	339,843

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/24(a)(b)	664,000	662,964

McGraw-Hill Global Education Holdings LLC 7.88%, 5/15/24(a)(b)	258,000	220,052

MDC Holdings, Inc. 5.50%, 1/15/24	411,000	447,133

MDC Partners, Inc. 6.50%, 5/1/24(a)	582,000	532,530

MEDNAX, Inc. 5.25%, 12/1/23(a)	445,000	436,472

Meritage Homes Corp. 7.00%, 4/1/22	253,000	274,584

Meritor, Inc. 6.25%, 2/15/24	218,000	223,845

MGIC Investment Corp. 5.75%, 8/15/23	355,000	388,872

MGM Growth Properties Operating Partnership L.P. 5.63%, 5/1/24(b)	500,000	542,292

MGM Resorts International 7.75%, 3/15/22	511,000	559,177
6.00%, 3/15/23	458,000	493,877

Midas Intermediate Holdco II LLC 7.88%, 10/1/22(a)	166,000	159,931

Mohegan Gaming & Entertainment 7.88%, 10/15/24(a)	232,000	230,164

Molina Healthcare, Inc. 5.38%, 11/15/22	354,000	369,045

Montage Resources Corp. 8.88%, 7/15/23	245,000	179,387

MPH Acquisition Holdings LLC 7.13%, 6/1/24(a)(b)	711,000	663,157

MSCI, Inc. 5.25%, 11/15/24(a)	100,000	102,949

Murray Energy Corp. 11.25%, 4/15/21(a)(e)	84,000	106

Nabors Industries, Inc. 5.00%, 9/15/20	89,000	89,479
4.63%, 9/15/21	29,000	28,920

Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/23(a)	422,000	439,633

Navient Corp. 8.00%, 3/25/20	212,000	213,106
5.00%, 10/26/20	268,000	270,908
5.88%, 3/25/21	411,000	420,145
6.63%, 7/26/21	245,000	252,784
7.25%, 1/25/22	278,000	293,090
6.50%, 6/15/22	421,000	439,945
5.50%, 1/25/23	305,000	312,625
7.25%, 9/25/23	375,000	404,059
6.13%, 3/25/24(b)	328,000	339,477

Navios Maritime Acquisition Corp. 8.13%, 11/15/21(a)	245,000	164,089

Navios Maritime Holdings, Inc. 7.38%, 1/15/22(a)	134,000	67,670

NCL Corp. Ltd. 3.63%, 12/15/24(a)(b)	100,000	92,891

NCR Corp. 5.00%, 7/15/22	401,000	403,506
6.38%, 12/15/23	249,000	254,342

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Principal Amount	Value

Netflix, Inc. 5.38%, 2/1/21(b)	$244,000	$249,429
5.50%, 2/15/22	382,000	401,463
5.75%, 3/1/24(b)	338,000	373,630

New Home Co., Inc. (The) 7.25%, 4/1/22	346,000	352,163

Newell Brands, Inc. 4.00%, 6/15/22	80,000	83,281
3.85%, 4/1/23	700,000	727,451

Newmark Group, Inc. 6.13%, 11/15/23	139,000	152,869

NextEra Energy Operating Partners L.P. 4.25%, 9/15/24(a)	516,000	520,533

NGL Energy Partners L.P. 7.50%, 11/1/23(b)	319,000	295,869

Nielsen Co. Luxembourg SARL (The) 5.50%, 10/1/21(a)	386,000	387,351

Nielsen Finance LLC 5.00%, 4/15/22(a)	975,000	973,557

Noble Holding International Ltd. 7.75%, 1/15/24	214,000	87,116

Northern Oil and Gas, Inc. 8.50%, 5/15/23	291,000	293,183

Northwest Acquisitions ULC 7.13%, 11/1/22(a)	104,000	79,225

Northwest Hardwoods, Inc. 7.50%, 8/1/21(a)	79,000	41,574

NortonLifeLock, Inc. 4.20%, 9/15/20(b)	414,000	415,899
3.95%, 6/15/22	78,000	79,718

NuStar Logistics L.P. 4.80%, 9/1/20	330,000	333,015
6.75%, 2/1/21	108,000	110,484
4.75%, 2/1/22	79,000	80,802

Oasis Petroleum, Inc. 6.88%, 3/15/22(b)	304,000	239,400
6.88%, 1/15/23(b)	137,000	106,518

Ocwen Loan Servicing LLC 8.38%, 11/15/22(a)	154,000	136,723

OI European Group B.V. 4.00%, 3/15/23(a)	103,000	104,459

Omnimax International, Inc. 12.00%, 8/15/20(a)	113,000	112,196

Ortho-Clinical Diagnostics, Inc. 6.63%, 5/15/22(a)(b)	668,000	664,455

Outfront Media Capital LLC 5.63%, 2/15/24	201,000	205,188

Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22(a)	232,000	239,373
5.88%, 8/15/23(a)(b)	481,000	509,718

Party City Holdings, Inc. 6.13%, 8/15/23(a)(b)	126,000	101,745

Pattern Energy Group, Inc. 5.88%, 2/1/24(a)	327,000	334,493

PBF Logistics L.P. 6.88%, 5/15/23	403,000	413,796

PDC Energy, Inc. 6.13%, 9/15/24(b)	222,000	208,195

Peabody Energy Corp. 6.00%, 3/31/22(a)(b)	244,000	209,108

Penske Automotive Group, Inc. 5.75%, 10/1/22	255,000	258,186

Performance Food Group, Inc. 5.50%, 6/1/24(a)	222,000	224,867

PetSmart, Inc. 7.13%, 3/15/23(a)	786,000	768,079

Pioneer Energy Services Corp. 6.13%, 3/15/22(e)	84,000	18,690

Pitney Bowes, Inc. 4.63%, 5/15/22	48,000	49,095
5.20%, 4/1/23	87,000	87,254
4.63%, 3/15/24(b)	31,000	29,282

Plains All American Pipeline L.P. 6.13%, 11/15/22, Series B, (6.125% fixed rate until 11/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.11% thereafter)(c)(d)	480,000	425,162

Plantronics, Inc. 5.50%, 5/31/23(a)	275,000	250,940

Polaris Intermediate Corp. 8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	512,000	436,528

PolyOne Corp. 5.25%, 3/15/23(b)	331,000	353,339

Popular, Inc. 6.13%, 9/14/23	181,000	190,351

PQ Corp. 6.75%, 11/15/22(a)	344,000	352,168

Prestige Brands, Inc. 6.38%, 3/1/24(a)	242,000	249,965

Prime Security Services Borrower LLC 5.25%, 4/15/24(a)(b)	497,000	515,431

Pyxus International, Inc. 8.50%, 4/15/21(a)	68,000	65,790
9.88%, 7/15/21	223,000	82,510

QEP Resources, Inc. 5.38%, 10/1/22	219,000	200,317
5.25%, 5/1/23	290,000	255,635

Quorum Health Corp. 11.63%, 4/15/23(b)	154,000	132,119

QVC, Inc. 5.13%, 7/2/22	408,000	433,360
4.38%, 3/15/23	444,000	459,977
4.85%, 4/1/24	60,000	62,988

Qwest Corp. 6.75%, 12/1/21	413,000	436,876

Rackspace Hosting, Inc. 8.63%, 11/15/24(a)(b)	446,000	428,160

Radiate Holdco LLC 6.88%, 2/15/23(a)	85,000	85,661

Range Resources Corp. 5.88%, 7/1/22	81,000	69,230

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Principal Amount	Value
5.00%, 8/15/22(b)	$177,000	$145,583
5.00%, 3/15/23(b)	246,000	178,889

Realogy Group LLC 5.25%, 12/1/21(a)	394,000	396,857
4.88%, 6/1/23(a)	337,000	335,947

Resolute Forest Products, Inc. 5.88%, 5/15/23(b)	244,000	241,051

Revlon Consumer Products Corp. 5.75%, 2/15/21(b)	187,000	164,981

Reynolds Group Issuer, Inc. 5.13%, 7/15/23(a)	809,000	818,777
7.00%, 7/15/24(a)	100,000	101,126

RHP Hotel Properties L.P. 5.00%, 4/15/23	375,000	381,249

Rite Aid Corp. 6.13%, 4/1/23(a)	465,000	427,219
7.50%, 7/1/25(a)	269,000	269,000

Riverbed Technology, Inc. 8.88%, 3/1/23(a)	219,000	149,468

RR Donnelley & Sons Co. 6.50%, 11/15/23	263,000	267,054

Ruby Pipeline LLC 6.50%, 4/1/22(a)	167,546	169,625

Sabre GLBL, Inc. 5.38%, 4/15/23(a)	217,000	217,452
5.25%, 11/15/23(a)	399,000	399,076

Sanchez Energy Corp. 7.25%, 2/15/23(a)(e)	193,000	110,010

SBA Communications Corp. 4.00%, 10/1/22	489,320	495,932
4.88%, 9/1/24	350,000	360,428

Scientific Games International, Inc. 6.63%, 5/15/21	98,000	98,162

Sealed Air Corp. 4.88%, 12/1/22(a)	69,000	71,782
5.25%, 4/1/23(a)	326,000	344,473

Sensata Technologies B.V. 4.88%, 10/15/23(a)(b)	219,000	231,590
5.63%, 11/1/24(a)	155,000	167,503

SESI LLC 7.13%, 12/15/21(a)	298,000	245,105

Sirius XM Radio, Inc. 3.88%, 8/1/22(a)	596,000	596,073
4.63%, 5/15/23(a)(b)	301,000	303,885
4.63%, 7/15/24(a)	410,000	423,544

SM Energy Co. 6.13%, 11/15/22(b)	224,000	201,110
5.00%, 1/15/24	197,000	154,130

Solera LLC 10.50%, 3/1/24(a)	820,000	868,655

Sophia L.P. 9.00%, 9/30/23(a)	214,000	220,241

Southwestern Energy Co. 6.20%, 1/23/25	310,000	230,172

Spirit AeroSystems, Inc. 3.95%, 6/15/23	350,000	351,459

Springleaf Finance Corp. 8.25%, 12/15/20	268,000	278,988
7.75%, 10/1/21	404,000	431,205
6.13%, 5/15/22	489,000	516,687
5.63%, 3/15/23	527,000	544,465
6.13%, 3/15/24	403,000	425,701

Sprint Communications, Inc. 7.00%, 3/1/20(a)	245,000	245,000
7.00%, 8/15/20	391,000	399,270
11.50%, 11/15/21(b)	244,000	279,214
6.00%, 11/15/22	614,000	659,669

Sprint Corp. 7.25%, 9/15/21	821,000	872,863
7.88%, 9/15/23	1,350,000	1,545,190
7.13%, 6/15/24	410,000	466,033

SPX FLOW, Inc. 5.63%, 8/15/24(a)	247,000	255,903

Standard Industries, Inc. 5.38%, 11/15/24(a)	515,000	522,771

Starwood Property Trust, Inc. 5.00%, 12/15/21	474,000	469,743

Stericycle, Inc. 5.38%, 7/15/24(a)	232,000	244,412

Suburban Propane Partners L.P. 5.50%, 6/1/24	365,000	362,084

Summit Materials LLC 6.13%, 7/15/23	311,000	313,721

Summit Midstream Holdings LLC 5.50%, 8/15/22	124,000	106,524

Sunoco L.P. 4.88%, 1/15/23(b)	510,000	509,967

Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(c)	184,000	189,596
5.90%, 2/7/29, (5.90% fixed rate until 2/7/24; 5-year U.S. dollar Swap Rate + 3.379% thereafter)(c)	302,000	325,413

T-Mobile USA, Inc. 4.00%, 4/15/22	1,149,000	1,182,026
6.00%, 4/15/24	403,000	412,446

Tallgrass Energy Partners L.P. 4.75%, 10/1/23(a)	214,000	205,977
5.50%, 9/15/24(a)	284,000	264,146

Tapstone Energy LLC 9.75%, 6/1/22(a)(e)	79,000	672

Targa Resources Partners L.P. 5.25%, 5/1/23(b)	375,000	374,882
4.25%, 11/15/23	239,000	235,842

Taylor Morrison Communities, Inc. 5.88%, 4/15/23(a)	393,000	421,656
6.00%, 9/1/23(a)	452,000	468,295

Teekay Corp. 9.25%, 11/15/22(a)	97,000	101,638

Teekay Offshore Partners L.P. 8.50%, 7/15/23(a)	465,000	456,530

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Principal Amount	Value

TEGNA, Inc. 4.88%, 9/15/21(a)	$80,000	$80,218

Tempur Sealy International, Inc. 5.63%, 10/15/23	189,000	192,896

Tenet Healthcare Corp. 8.13%, 4/1/22	1,093,000	1,186,156
6.75%, 6/15/23	975,000	1,049,768
4.63%, 7/15/24	606,000	607,276
4.63%, 9/1/24(a)	516,000	525,030

TerraForm Power Operating LLC 4.25%, 1/31/23(a)	97,000	98,820

TIBCO Software, Inc. 11.38%, 12/1/21(a)(b)	405,000	416,958

Titan International, Inc. 6.50%, 11/30/23	164,000	125,118

TMX Finance LLC 11.13%, 4/1/23(a)(b)	175,000	162,240

Toll Brothers Finance Corp. 5.88%, 2/15/22	195,000	204,750
4.38%, 4/15/23	245,000	257,658
5.63%, 1/15/24(b)	196,000	215,681

TPC Group, Inc. 10.50%, 8/1/24(a)	369,000	375,304

TransDigm, Inc. 6.50%, 7/15/24	528,000	540,981

Transocean Guardian Ltd. 5.88%, 1/15/24(a)	135,270	134,268

Transocean Sentry Ltd. 5.38%, 5/15/23(a)	278,000	269,657

TreeHouse Foods, Inc. 4.88%, 3/15/22	235,000	235,073
6.00%, 2/15/24(a)	350,000	362,105

TRI Pointe Group, Inc. 5.88%, 6/15/24	278,000	302,093

Trinity Industries, Inc. 4.55%, 10/1/24	225,000	235,824

Triumph Group, Inc. 5.25%, 6/1/22	223,000	218,470
6.25%, 9/15/24(a)(b)	200,000	208,167

Truck Hero, Inc. 8.50%, 4/21/24(a)	333,000	343,684

U.S. Concrete, Inc. 6.38%, 6/1/24	294,000	299,787

Unit Corp. 6.63%, 5/15/21	271,000	106,300

United Airlines Holdings, Inc. 6.00%, 12/1/20	229,000	233,242
4.25%, 10/1/22	183,000	183,229
5.00%, 2/1/24(b)	226,000	229,390

Uniti Group L.P. 6.00%, 4/15/23(a)	273,000	267,540
8.25%, 10/15/23	473,000	441,073

Univision Communications, Inc. 5.13%, 5/15/23(a)(b)	958,000	926,386

Urban One, Inc. 7.38%, 4/15/22(a)	113,000	112,470

Vericast Corp. 9.25%, 3/1/21(a)(b)	402,000	403,005
8.38%, 8/15/22(a)	402,000	334,790

VeriSign, Inc. 4.63%, 5/1/23	234,000	236,414

Veritas US, Inc. 10.50%, 2/1/24(a)(b)	590,000	506,170

ViacomCBS, Inc. 5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	585,800	598,614

Vine Oil & Gas L.P. 8.75%, 4/15/23(a)	245,000	106,575
9.75%, 4/15/23(a)	164,000	71,340

Vista Outdoor, Inc. 5.88%, 10/1/23	244,000	236,781

Vistra Energy Corp. 5.88%, 6/1/23	412,000	416,886

Voyager Aviation Holdings LLC 8.50%, 8/15/21(a)	250,000	252,600

W&T Offshore, Inc. 9.75%, 11/1/23(a)	241,000	214,488

Warrior Met Coal, Inc. 8.00%, 11/1/24(a)(b)	200,000	205,605

Washington Prime Group L.P. 6.45%, 8/15/24(b)	500,000	412,918

Watco Cos. LLC 6.38%, 4/1/23(a)	222,000	224,312

Weatherford International Ltd. 11.00%, 12/1/24(a)	800,000	767,120

WESCO Distribution, Inc. 5.38%, 12/15/21	182,000	183,014

WEX, Inc. 4.75%, 2/1/23(a)	251,000	252,673

Whiting Petroleum Corp. 5.75%, 3/15/21	275,000	158,744
6.25%, 4/1/23	100,000	45,250

Williams Scotsman International, Inc. 7.88%, 12/15/22(a)	209,000	217,948
6.88%, 8/15/23(a)	84,000	86,765

WMG Acquisition Corp. 5.00%, 8/1/23(a)	318,000	324,492

Wolverine Escrow LLC 8.50%, 11/15/24(a)	450,000	439,778

WPX Energy, Inc. 8.25%, 8/1/23	593,080	663,013
5.25%, 9/15/24	78,000	78,028

WR Grace & Co-Conn 5.13%, 10/1/21(a)	382,000	392,887

Wyndham Destinations, Inc. 5.63%, 3/1/21	121,000	124,065
4.25%, 3/1/22	226,000	223,738
3.90%, 3/1/23	305,000	305,114
5.40%, 4/1/24	214,000	230,139

Wynn Las Vegas LLC 4.25%, 5/30/23(a)(b)	196,000	199,428

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Principal Amount	Value

Xerox Corp. 3.50%, 8/20/20	$338,000	$338,646
4.50%, 5/15/21	647,000	659,565
4.13%, 3/15/23	517,000	528,472
3.80%, 5/15/24	229,000	232,519

XPO Logistics, Inc. 6.50%, 6/15/22(a)	413,000	413,487
6.13%, 9/1/23(a)	219,000	224,428
6.75%, 8/15/24(a)	676,000	714,589

Yum! Brands, Inc. 3.88%, 11/1/20	79,000	79,623
3.75%, 11/1/21	204,000	204,908
3.88%, 11/1/23	417,000	429,045
TOTAL U.S. CORPORATE BONDS (Cost: $169,595,966)		165,567,569

FOREIGN CORPORATE BONDS – 14.3%

Australia – 0.6%

FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22(a)	490,000	499,540
5.13%, 5/15/24(a)(b)	497,000	515,223

Virgin Australia Holdings Ltd. 7.88%, 10/15/21(a)	132,000	122,813

Total Australia		1,137,576

Belgium – 0.1%

LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/23(a)(b)	254,000	257,285

Canada – 5.2%

1011778 BC ULC 4.25%, 5/15/24(a)	682,000	684,070

Air Canada 7.75%, 4/15/21(a)	201,000	210,125

Athabasca Oil Corp. 9.88%, 2/24/22(a)	254,000	208,042

Bombardier, Inc. 8.75%, 12/1/21(a)	830,000	880,439
5.75%, 3/15/22(a)	224,000	228,879
6.00%, 10/15/22(a)(b)	467,000	458,827
6.13%, 1/15/23(a)	488,000	490,091
7.50%, 12/1/24(a)	250,000	252,396

Brookfield Residential Properties, Inc. 6.13%, 7/1/22(a)	252,000	255,440

Cooke Omega Investments, Inc. 8.50%, 12/15/22(a)	149,000	153,144

Ensign Drilling, Inc. 9.25%, 4/15/24(a)(b)	386,000	347,886

Fairstone Financial, Inc. 7.88%, 7/15/24(a)	319,000	347,045

Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/24(a)	274,000	282,334

GFL Environmental, Inc. 5.63%, 5/1/22(a)	127,000	128,945
5.38%, 3/1/23(a)	266,000	273,647

Hudbay Minerals, Inc. 7.25%, 1/15/23(a)	205,000	206,623
7.63%, 1/15/25(a)(b)	200,000	193,667

Kissner Holdings L.P. 8.38%, 12/1/22(a)	259,000	271,497

Kronos Acquisition Holdings, Inc. 9.00%, 8/15/23(a)	352,000	340,706

MEG Energy Corp. 7.00%, 3/31/24(a)	234,000	222,203

Mountain Province Diamonds, Inc. 8.00%, 12/15/22(a)	120,000	117,414

New Gold, Inc. 6.25%, 11/15/22(a)	244,000	246,438

Norbord, Inc. 6.25%, 4/15/23(a)	139,000	148,961

NOVA Chemicals Corp. 5.25%, 8/1/23(a)	192,000	192,478
4.88%, 6/1/24(a)(b)	496,000	480,086

Open Text Corp. 5.63%, 1/15/23(a)	459,000	465,036

Quebecor Media, Inc. 5.75%, 1/15/23	610,000	648,177

Rockpoint Gas Storage Canada Ltd. 7.00%, 3/31/23(a)	345,000	325,306

Seven Generations Energy Ltd. 6.75%, 5/1/23(a)	214,000	211,994
6.88%, 6/30/23(a)	336,000	338,659

Taseko Mines Ltd. 8.75%, 6/15/22(a)	150,000	135,422

Teine Energy Ltd. 6.88%, 9/30/22(a)(b)	119,000	118,740

Tervita Corp. 7.63%, 12/1/21(a)	183,000	185,242

Videotron Ltd. 5.00%, 7/15/22	339,000	350,866

Xplornet Communications, Inc. 9.63%, 6/1/22, Toggle PIK (9.625% Cash or 10.625% PIK)(a)	87,675	89,894

Total Canada		10,490,719

Cayman Islands – 0.5%

Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/24, Toggle PIK (6.50% Cash or 7.25% PIK)(a)	783,000	773,212

Vantage Drilling International 9.25%, 11/15/23(a)	244,000	217,059

Total Cayman Islands		990,271

Denmark – 0.3%

DKT Finance ApS 9.38%, 6/17/23(a)	306,000	325,875

Welltec A/S 9.50%, 12/1/22(a)	200,000	202,562

Total Denmark		528,437

Finland – 0.1%

Nokia Oyj 3.38%, 6/12/22	200,000	201,003

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Principal Amount	Value

Germany – 0.6%

Atotech Alpha 2 B.V. 8.75%, 6/1/23, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	$200,000	$201,083

Deutsche Bank AG 4.30%, 5/24/28, (4.296% fixed rate until 5/24/23; 5-year U.S. dollar Swap Rate + 2.248% thereafter)(c)	650,000	628,131

Mercer International, Inc. 6.50%, 2/1/24	303,000	311,079
7.38%, 1/15/25	150,000	151,469

Total Germany		1,291,762

Ireland – 0.6%

AerCap Holdings N.V. 5.88%, 10/10/79, (5.875% fixed rate until 10/10/24; 5-year Constant Maturity Treasury Rate + 4.535% thereafter)(b)(c)	400,000	406,710

Ardagh Packaging Finance PLC 4.25%, 9/15/22(a)	558,000	557,449

Fly Leasing Ltd. 6.38%, 10/15/21(b)	210,000	213,019

Total Ireland		1,177,178

Italy – 0.8%

Intesa Sanpaolo SpA 5.02%, 6/26/24(a)	663,000	696,764

Telecom Italia SpA 5.30%, 5/30/24(a)	939,000	1,004,720

Total Italy		1,701,484

Jersey – 0.1%

Aston Martin Capital Holdings Ltd. 6.50%, 4/15/22(a)(b)	250,000	231,250

Liberia – 0.0%

Eletson Holdings, Inc. 9.63%, 1/15/22, Series Ai(e)	42,264	13,419

Luxembourg – 1.7%

INEOS Group Holdings S.A. 5.63%, 8/1/24(a)(b)	300,000	301,872

Intelsat Connect Finance S.A. 9.50%, 2/15/23(a)(b)	1,060,000	628,050

Intelsat Jackson Holdings S.A. 9.50%, 9/30/22(a)(b)	196,000	222,521
5.50%, 8/1/23(b)	781,000	673,289
8.00%, 2/15/24(a)	410,000	421,105
8.50%, 10/15/24(a)(b)	1,179,000	1,020,324

Intelsat Luxembourg S.A. 8.13%, 6/1/23	308,000	131,670

Total Luxembourg		3,398,831

Netherlands – 0.7%

InterGen N.V. 7.00%, 6/30/23(a)(b)	300,000	295,500

Koninklijke KPN N.V. 7.00%, 3/28/73, (7.00% fixed rate until 3/28/23; 10-year U.S. dollar Swap Rate + 5.21% until 3/28/43; 10-year U.S. dollar Swap Rate + 5.96% thereafter)(a)(b)(c)	450,000	482,285

OCI N.V. 6.63%, 4/15/23(a)	360,000	374,220
5.25%, 11/1/24(a)	250,000	256,250

Total Netherlands		1,408,255

New Zealand – 0.1%

Trilogy International Partners LLC 8.88%, 5/1/22(a)	294,000	272,593

Norway – 0.2%

Aker BP ASA 6.00%, 7/1/22(a)	359,000	369,134

Spain – 0.1%

Cirsa Finance International SARL 7.88%, 12/20/23(a)	229,000	239,852

Sweden – 0.4%

Stena AB 7.00%, 2/1/24(a)(b)	250,000	250,729

Telefonaktiebolaget LM Ericsson 4.13%, 5/15/22	483,000	498,453

Total Sweden		749,182

United Kingdom – 2.2%

Algeco Global Finance PLC 8.00%, 2/15/23(a)	200,000	197,998

Ardonagh Midco 3 PLC 8.63%, 7/15/23(a)(b)	400,000	404,834

Avon International Capital PLC 6.50%, 8/15/22(a)	100,000	102,911

Avon International Operations, Inc. 7.88%, 8/15/22(a)	193,000	196,878

Avon Products, Inc. 7.00%, 3/15/23	389,000	424,015

Fiat Chrysler Automobiles N.V. 4.50%, 4/15/20	665,000	667,025
5.25%, 4/15/23	600,000	628,500

Global Ship Lease, Inc. 9.88%, 11/15/22(a)(b)	200,000	206,662

Ithaca Energy North Sea PLC 9.38%, 7/15/24(a)	225,000	230,060

Jaguar Land Rover Automotive PLC 5.63%, 2/1/23(a)(b)	749,000	727,271

KCA Deutag UK Finance PLC 9.88%, 4/1/22(a)	218,000	135,773

Valaris PLC 4.88%, 6/1/22	368,000	240,235
8.00%, 1/31/24	450,000	217,312

Total United Kingdom		4,379,474
TOTAL FOREIGN CORPORATE BONDS (Cost: $29,766,075)		28,837,705

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 29, 2020

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.5%

United States – 13.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%(f)
(Cost: $27,377,523)(g)	27,377,523	$27,377,523

TOTAL INVESTMENTS IN SECURITIES – 109.5% (Cost: $226,739,564)		221,782,797

Other Assets less Liabilities – (9.5)%		(19,212,118)

NET ASSETS – 100.0%		$202,570,679

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 29, 2020 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 29, 2020 on securities with variable or step rates.

(d)	The security has a perpetual maturity; the date displayed is the next call date.

(e)	Security in default on interest payments.

(f)	Rate shown represents annualized 7-day yield as of February 29, 2020.

(g)

At February 29, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,276,020 and the total market value of the collateral held by the Fund was $28,297,258. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $919,735.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	503	6/30/20	$(109,819,047)	$(616,861)
5 Year U.S. Treasury Note	289	6/30/20	(35,474,750)	(404,099)
			$(145,293,797)	$(1,020,960)
†	As of February 29, 2020, deposits at broker for futures contracts of $437,777 included cash collateral of $827,672 and previously settled variation margin losses on open futures contracts of $389,895.

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 27.1%

Federal Home Loan Bank – 0.8%
1.13%, 7/14/21	$40,000	$40,086
3.00%, 9/10/21	70,000	72,166
3.00%, 10/12/21	75,000	77,469
3.38%, 9/8/23	70,000	75,808
3.38%, 12/8/23	65,000	70,751
1.50%, 8/15/24	85,000	87,015
3.25%, 11/16/28	65,000	75,244
5.50%, 7/15/36	140,000	213,563

Total Federal Home Loan Bank		712,102

Federal Home Loan Mortgage Corporation – 6.4%
2.38%, 1/13/22	155,000	159,039
2.50%, 3/1/28	38,166	39,390
3.50%, 1/1/29	37,637	39,570
2.50%, 6/1/29	71,147	73,425
3.00%, 8/1/29	34,566	36,266
2.50%, 1/1/30	40,628	41,930
2.50%, 2/1/30	60,340	62,274
3.00%, 4/1/30	61,191	63,624
3.00%, 5/1/30	31,464	32,715
2.50%, 12/1/31	60,167	62,100
3.00%, 12/1/31	57,799	60,101
6.25%, 7/15/32	94,000	144,541
2.50%, 11/1/32	36,050	37,208
3.00%, 1/1/33	35,433	36,843
4.00%, 11/1/33	33,067	34,768
4.00%, 5/1/34	53,891	58,136
3.50%, 8/1/34	32,634	34,488
3.00%, 5/1/37	35,191	36,707
3.00%, 2/1/38	63,002	65,567
5.50%, 4/1/38	41,355	47,657
4.50%, 12/1/40	60,129	66,658
4.00%, 2/1/41	245,507	267,776
3.50%, 3/1/42	72,736	77,450
3.00%, 6/1/43	77,130	80,666
3.00%, 7/1/43	85,327	90,242
3.00%, 8/1/43	116,669	122,109
4.00%, 12/1/43	26,942	29,198
3.00%, 1/1/44	113,908	119,268
3.50%, 9/1/44	110,956	118,121
4.00%, 9/1/44	81,797	88,615
3.50%, 1/1/45	51,345	54,569
3.00%, 4/1/45	181,205	189,455
4.50%, 7/1/45	38,492	42,442
3.50%, 8/1/45	86,801	91,855
4.00%, 8/1/45	47,377	51,136
3.50%, 9/1/45	116,860	123,621
4.00%, 11/1/45	53,417	57,596
3.50%, 3/1/46	62,760	66,389
3.00%, 4/1/46	19,330	20,236
3.50%, 4/1/46	104,883	110,881
3.00%, 5/1/46	160,759	168,922
3.50%, 5/1/46	27,785	29,365
3.00%, 9/1/46	43,546	45,581
4.50%, 9/1/46	99,024	109,775
3.00%, 10/1/46	106,235	111,061
3.00%, 11/1/46	91,237	95,319
4.00%, 11/1/46	28,267	30,269
3.50%, 12/1/46	126,482	133,467
3.00%, 2/1/47	19,117	19,966
4.00%, 2/1/47	28,749	30,743
4.50%, 4/1/47	29,864	32,331
3.50%, 5/1/47	33,836	35,672
4.50%, 5/1/47	52,730	57,129
3.50%, 8/1/47	177,264	186,874
4.00%, 8/1/47	75,449	80,542
4.50%, 9/1/47	28,184	30,515
3.00%, 10/1/47	100,850	104,739
3.50%, 10/1/47	211,069	222,522
4.00%, 2/1/48	43,047	45,847
4.50%, 2/1/48	108,361	117,379
3.50%, 6/1/48	151,655	158,847
4.00%, 7/1/48	203,562	221,902
4.00%, 9/1/48	78,602	83,162
4.00%, 10/1/48	138,237	146,110
5.00%, 3/1/49	147,896	160,151

Total Federal Home Loan Mortgage Corporation		5,492,822

Federal National Mortgage Association – 10.9%
5.50%, 10/1/25	42,132	45,871
4.00%, 7/1/26	7,794	8,189
1.88%, 9/24/26	94,000	98,353
3.50%, 10/1/26	50,094	52,501
3.50%, 12/1/26	11,045	11,577
3.00%, 6/1/27	44,883	46,690
2.50%, 8/1/28	31,948	32,960
3.00%, 11/1/28	15,076	15,732
3.00%, 7/1/29	63,915	66,331
7.25%, 5/15/30	100,000	155,582
3.00%, 9/1/30	35,931	37,345
3.50%, 4/1/31	34,580	36,360
2.50%, 6/1/31	30,016	30,969
2.50%, 7/1/31	30,185	31,143
2.50%, 10/1/31	106,115	109,518
2.50%, 4/1/32	30,655	31,877
2.50%, 9/1/32	84,594	88,085
3.00%, 10/1/32	57,326	59,796
2.50%, 12/1/32	18,591	19,181
3.50%, 1/1/33	38,426	40,405
3.00%, 3/1/33	44,146	45,879
3.00%, 4/1/33	73,476	76,354
6.00%, 2/1/34	54,287	62,305
3.00%, 6/1/34	40,733	42,204
2.50%, 7/1/34	89,480	91,931
4.00%, 8/1/34	18,402	19,787
3.50%, 1/1/36	21,116	22,327
3.50%, 7/1/36	58,151	61,166
3.00%, 11/1/36	86,362	91,127
3.00%, 2/1/37	89,993	93,846
3.50%, 4/1/38	39,137	41,177
4.50%, 9/1/39	25,287	27,883
4.50%, 8/1/40	49,977	55,084
5.50%, 9/1/40	70,796	81,618
3.50%, 6/1/42	18,819	20,031
4.00%, 7/1/42	102,097	111,205
4.00%, 9/1/42	319,779	346,773

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value
3.00%, 1/1/43	$94,427	$99,587
3.00%, 4/1/43	104,601	109,478
3.50%, 5/1/43	27,115	28,860
3.00%, 6/1/43	109,537	115,794
4.00%, 6/1/43	11,152	12,116
3.00%, 8/1/43	203,574	214,462
3.50%, 8/1/43	230,211	245,075
4.00%, 11/1/43	22,438	24,299
3.00%, 2/1/44	82,663	86,512
4.00%, 2/1/44	138,532	150,298
4.50%, 2/1/44	161,478	182,033
4.50%, 5/1/44	17,684	19,314
4.00%, 9/1/44	88,035	95,378
4.00%, 10/1/44	148,096	160,448
3.50%, 2/1/45	154,471	164,339
5.00%, 2/1/45	76,454	84,764
3.50%, 3/1/45	96,944	102,575
3.50%, 4/1/45	99,746	106,320
3.50%, 6/1/45	155,963	166,585
4.00%, 8/1/45	164,351	177,458
3.50%, 12/1/45	331,234	350,474
3.00%, 1/1/46	159,139	166,552
3.50%, 1/1/46	116,330	123,040
3.50%, 2/1/46	62,712	66,352
3.50%, 4/1/46	26,046	27,542
4.00%, 4/1/46	22,725	24,427
3.00%, 5/1/46	129,326	135,325
3.50%, 5/1/46	202,246	213,298
4.50%, 5/1/46	111,132	121,364
4.00%, 7/1/46	65,729	70,525
3.00%, 9/1/46	107,163	111,972
3.00%, 10/1/46	72,574	75,843
4.00%, 10/1/46	31,977	34,265
2.50%, 11/1/46	20,259	20,805
3.00%, 11/1/46	209,319	219,062
3.50%, 11/1/46	35,542	37,606
3.00%, 1/1/47	77,380	80,771
3.00%, 2/1/47	39,729	41,491
4.00%, 2/1/47	32,119	34,331
3.50%, 3/1/47	17,020	17,932
4.00%, 3/1/47	35,260	37,668
4.00%, 5/1/47	100,538	107,351
4.00%, 8/1/47	104,021	111,863
3.50%, 11/1/47	304,737	320,361
4.50%, 11/1/47	61,143	66,512
3.00%, 12/1/47	169,692	177,273
3.50%, 12/1/47	115,760	122,059
3.00%, 1/1/48	41,507	42,977
3.50%, 1/1/48	131,248	138,205
4.00%, 7/1/48	36,795	38,948
4.50%, 7/1/48	126,511	135,641
4.00%, 8/1/48	200,597	211,972
4.50%, 9/1/48	59,415	63,568
4.00%, 3/1/49	153,282	161,484
5.50%, 4/1/49	60,575	66,154
4.00%, 6/1/49	120,591	127,177
3.00%, 8/1/49	108,015	111,364
3.50%, 9/1/49	507,407	528,504
2.50%, 1/1/50	173,905	177,521

Total Federal National Mortgage Association		9,374,436

Government National Mortgage Association – 7.5%
3.00%, 4/20/33	74,061	77,118
5.00%, 2/20/43	43,127	48,216
3.50%, 3/20/43	223,257	236,216
4.00%, 5/20/43	44,282	47,507
4.00%, 6/20/43	82,057	88,059
3.00%, 8/20/43	112,122	116,971
5.00%, 4/20/44	93,880	104,807
3.50%, 7/20/44	143,572	151,332
4.00%, 7/20/44	28,013	30,055
5.00%, 7/20/44	16,853	18,722
3.50%, 8/20/44	180,470	190,226
5.00%, 8/20/44	16,196	18,094
3.00%, 9/20/44	81,419	85,178
4.50%, 9/20/44	62,624	67,824
3.00%, 1/20/45	34,518	36,036
4.00%, 4/20/45	166,568	178,709
3.00%, 7/20/45	251,686	263,795
3.50%, 11/20/45	152,254	160,486
3.00%, 12/20/45	193,444	201,983
3.50%, 12/20/45	268,942	283,482
4.50%, 12/20/45	64,680	70,046
3.00%, 5/20/46	33,976	35,508
3.50%, 9/20/46	166,953	175,875
3.00%, 10/20/46	48,082	50,158
4.00%, 10/20/46	109,053	115,268
3.00%, 12/20/46	23,148	24,125
4.00%, 12/20/46	50,314	53,086
4.00%, 1/20/47	48,701	51,254
4.50%, 1/20/47	54,272	58,657
3.50%, 2/20/47	67,307	70,379
4.00%, 2/20/47	48,273	50,794
3.50%, 3/20/47	138,121	144,776
3.50%, 4/20/47	100,290	105,060
3.00%, 5/20/47	100,224	104,493
4.00%, 7/20/47	71,462	76,080
3.00%, 8/20/47	92,472	96,411
4.00%, 8/20/47	58,726	62,283
3.50%, 9/20/47	138,454	145,795
4.50%, 10/20/47	27,035	28,802
3.00%, 11/20/47	114,696	119,324
3.00%, 12/20/47	96,704	100,561
3.50%, 1/20/48	308,273	324,815
4.00%, 1/20/48	32,054	33,937
3.00%, 2/20/48	167,006	173,605
4.50%, 6/20/48	75,976	80,690
3.50%, 7/20/48	109,231	113,957
4.00%, 9/20/48	110,014	116,026
4.50%, 9/20/48	69,067	73,170
5.50%, 10/20/48	77,615	83,218
4.50%, 1/20/49	81,646	86,092
5.00%, 3/20/49	73,812	78,713
4.00%, 4/20/49	123,449	129,286
4.50%, 6/20/49	200,000	210,573
3.50%, 8/20/49	220,089	228,214
4.00%, 10/20/49	349,644	366,634

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value
2.50%, 3/1/50(a)	$25,000	$25,669
3.00%, 3/1/50(a)	25,000	25,837
3.50%, 3/1/50(a)	25,000	25,910
4.00%, 3/1/50(a)	75,000	78,126

Total Government National Mortgage Association		6,398,023

Uniform Mortgage-Backed Securities – 1.5%
2.00%, 3/1/35(a)	50,000	50,742
2.50%, 3/1/35(a)	100,000	102,711
3.00%, 3/1/35(a)	50,000	51,796
3.50%, 3/1/35(a)	100,000	104,750
4.00%, 3/1/35(a)	25,000	26,249
2.50%, 3/1/50(a)	50,000	51,020
3.00%, 3/1/50(a)	600,000	618,094
4.50%, 3/1/50(a)	200,000	213,535
5.00%, 3/1/50(a)	50,000	54,141

Total Uniform Mortgage-Backed Securities		1,273,038
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $22,213,626)		23,250,421

U.S. GOVERNMENT OBLIGATIONS – 41.2%

U.S. Treasury Bonds – 10.1%
7.63%, 11/15/22	188,000	221,924
6.88%, 8/15/25	377,000	496,307
5.25%, 2/15/29	259,000	351,031
1.63%, 8/15/29	750,000	783,765
6.13%, 8/15/29	75,000	108,876
6.25%, 5/15/30	94,000	140,466
5.38%, 2/15/31	23,500	33,700
5.00%, 5/15/37	24,000	37,433
4.38%, 2/15/38	75,000	110,666
4.50%, 5/15/38	24,000	35,966
3.50%, 2/15/39	122,000	163,728
4.25%, 5/15/39	66,000	97,051
4.50%, 8/15/39	118,000	178,936
4.38%, 11/15/39	106,000	158,652
4.63%, 2/15/40	82,000	126,722
4.38%, 5/15/40	50,000	75,151
3.88%, 8/15/40	34,000	48,118
3.00%, 5/15/42	94,000	118,644
2.88%, 5/15/43	71,000	87,976
3.63%, 8/15/43	263,500	365,982
3.75%, 11/15/43	146,000	206,707
3.63%, 2/15/44	141,000	196,315
3.38%, 5/15/44	118,000	158,510
3.13%, 8/15/44	282,000	364,816
3.00%, 11/15/44	145,000	184,028
2.50%, 2/15/45	71,000	82,879
3.00%, 5/15/45	94,000	119,606
2.88%, 8/15/45	94,000	117,302
3.00%, 11/15/45	141,000	179,957
2.50%, 2/15/46	141,000	165,179
2.50%, 5/15/46	715,000	838,840
2.25%, 8/15/46	28,000	31,390
2.88%, 11/15/46	94,000	118,335
3.00%, 2/15/47	240,000	309,436
3.00%, 5/15/47	221,000	285,099
2.75%, 8/15/47	94,000	116,209
2.75%, 11/15/47	169,000	209,240
3.00%, 2/15/48	141,000	182,802
3.13%, 5/15/48	84,000	111,549
3.00%, 8/15/48	141,000	183,655
3.38%, 11/15/48	160,000	222,791
3.00%, 2/15/49	50,000	65,402
2.25%, 8/15/49	425,000	482,690

Total U.S. Treasury Bonds		8,673,831

U.S. Treasury Notes – 31.1%
1.25%, 3/31/21	200,000	200,422
2.25%, 3/31/21	200,000	202,566
2.38%, 4/15/21	200,000	202,937
1.38%, 4/30/21	376,000	377,307
2.25%, 4/30/21	506,000	513,125
2.63%, 5/15/21	393,000	400,430
1.38%, 5/31/21	188,000	188,808
2.00%, 5/31/21	282,000	285,371
2.13%, 5/31/21	200,000	202,727
2.63%, 6/15/21	282,000	287,805
1.13%, 6/30/21	452,000	452,644
1.63%, 6/30/21	200,000	201,648
2.13%, 6/30/21	200,000	203,000
1.13%, 7/31/21	188,000	188,382
2.25%, 7/31/21	200,000	203,574
2.13%, 8/15/21	94,100	95,666
1.13%, 8/31/21	254,000	254,585
1.13%, 9/30/21	71,000	71,186
2.13%, 9/30/21	282,000	287,210
1.25%, 10/31/21	99,000	99,518
2.00%, 10/31/21	89,000	90,559
2.00%, 11/15/21	113,000	115,053
1.38%, 1/31/22	200,000	201,836
1.50%, 1/31/22	188,000	190,141
1.88%, 1/31/22	188,000	191,466
2.00%, 2/15/22	200,000	204,289
2.50%, 2/15/22	200,000	206,184
1.75%, 2/28/22	200,000	203,375
1.88%, 2/28/22	200,000	203,844
2.38%, 3/15/22	200,000	206,012
1.75%, 4/30/22	250,000	254,614
1.88%, 4/30/22	250,000	255,273
1.75%, 5/15/22	278,000	283,305
1.75%, 6/30/22	500,000	510,039
1.88%, 7/31/22	500,000	511,855
1.63%, 8/15/22	184,000	187,364
1.63%, 8/31/22	188,000	191,474
1.88%, 8/31/22	188,000	192,616
1.75%, 9/30/22	188,000	192,208
1.88%, 9/30/22	188,000	192,817
1.38%, 10/15/22	150,000	151,934
1.63%, 11/15/22	491,000	500,753
1.50%, 1/15/23	500,000	508,818
1.75%, 1/31/23	282,000	289,105
2.38%, 1/31/23	282,000	294,123
1.38%, 2/15/23	200,000	202,941
1.50%, 3/31/23	212,000	216,016
2.50%, 3/31/23	565,000	592,897
2.75%, 4/30/23	188,000	198,939
1.75%, 5/15/23	706,000	725,263

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value
2.75%, 5/31/23	$188,000	$199,203
1.38%, 6/30/23	127,000	129,041
1.25%, 7/31/23	94,000	95,155
2.50%, 8/15/23	188,000	198,292
1.38%, 9/30/23	188,000	191,158
1.63%, 10/31/23	94,000	96,490
2.25%, 12/31/23	376,000	395,130
2.25%, 1/31/24	104,000	109,389
2.75%, 2/15/24	132,000	141,475
2.13%, 2/29/24	329,000	344,717
2.13%, 3/31/24	612,000	641,907
2.00%, 4/30/24	541,000	565,081
2.50%, 5/15/24	282,000	300,490
2.00%, 5/31/24	235,000	245,644
2.38%, 8/15/24	329,000	349,980
1.25%, 8/31/24	900,000	913,254
1.50%, 9/30/24	150,000	153,937
1.50%, 10/31/24	300,000	307,998
2.25%, 10/31/24	250,000	265,171
2.25%, 11/15/24	419,000	444,590
2.13%, 11/30/24	321,000	338,912
2.25%, 12/31/24	349,000	370,833
2.50%, 1/31/25	99,000	106,504
2.00%, 2/15/25	485,000	510,188
2.75%, 2/28/25	99,000	107,794
2.63%, 3/31/25	250,000	270,928
2.88%, 4/30/25	188,000	206,301
2.13%, 5/15/25	282,000	298,925
2.88%, 5/31/25	400,000	439,453
2.75%, 6/30/25	350,000	382,573
2.00%, 8/15/25	254,000	267,985
2.25%, 11/15/25	282,000	301,900
1.63%, 2/15/26	300,000	310,934
1.50%, 8/15/26	682,000	702,274
2.25%, 2/15/27	94,000	101,654
2.38%, 5/15/27	235,000	256,760
2.25%, 8/15/27	207,000	224,842
2.25%, 11/15/27	58,000	63,117
2.75%, 2/15/28	183,000	206,561
2.88%, 5/15/28	235,000	268,203
2.88%, 8/15/28	337,000	385,668
3.13%, 11/15/28	191,000	223,116
2.63%, 2/15/29	400,000	451,742
2.38%, 5/15/29	50,000	55,499
1.75%, 11/15/29	150,000	158,520
2.88%, 5/15/49	200,000	256,152
2.38%, 11/15/49	100,000	116,643

Total U.S. Treasury Notes		26,656,107
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $32,613,148)		35,329,938

U.S. CORPORATE BONDS – 21.7%

United States – 21.7%

3M Co.
2.25%, 9/19/26(b)	5,000	5,149
3.13%, 9/19/46	23,000	23,425
3.63%, 10/15/47	18,000	20,002

Abbott Laboratories
3.40%, 11/30/23	14,000	14,973
6.15%, 11/30/37	28,000	41,775
4.75%, 4/15/43	10,000	13,313

AbbVie, Inc.
3.60%, 5/14/25	57,000	61,525
4.70%, 5/14/45	48,000	56,885

Activision Blizzard, Inc.
2.30%, 9/15/21	5,000	5,053
2.60%, 6/15/22	23,000	23,574

Aetna, Inc.
4.75%, 3/15/44(b)	18,000	21,093
3.88%, 8/15/47(b)	43,000	45,531

Air Lease Corp.
3.38%, 6/1/21	34,000	34,724
2.63%, 7/1/22	5,000	5,068
3.88%, 7/3/23	5,000	5,282
4.25%, 9/15/24	5,000	5,375
3.63%, 4/1/27(b)	23,000	24,414
3.63%, 12/1/27	94,000	100,284

Aircastle Ltd. 5.00%, 4/1/23	5,000	5,445

Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	94,000	100,232
4.00%, 1/15/24(b)	5,000	5,460
3.45%, 4/30/25	18,000	19,501

Allergan Funding SCS
3.45%, 3/15/22	23,000	23,836
4.55%, 3/15/35	10,000	11,977
4.75%, 3/15/45	5,000	6,094

Allstate Corp. (The) 3.28%, 12/15/26	18,000	19,587

Altria Group, Inc.
2.85%, 8/9/22	71,000	72,995
4.80%, 2/14/29	25,000	28,590
5.38%, 1/31/44	48,000	56,672

Amazon.com, Inc.
4.05%, 8/22/47	23,000	29,635
4.25%, 8/22/57	117,000	157,339

Ameren Illinois Co. 3.80%, 5/15/28(b)	48,000	55,231

American Express Co.
3.63%, 12/5/24(b)	94,000	102,410
4.05%, 12/3/42	18,000	22,776

American Express Credit Corp.
2.70%, 3/3/22	94,000	96,318
3.30%, 5/3/27(b)	10,000	10,986

American Honda Finance Corp.
1.70%, 9/9/21	23,000	23,127
3.38%, 12/10/21	18,000	18,670
2.90%, 2/16/24	5,000	5,258
2.30%, 9/9/26	5,000	5,198

American International Group, Inc.
4.88%, 6/1/22(b)	5,000	5,331
4.70%, 7/10/35	5,000	6,163
4.75%, 4/1/48(b)	28,000	35,919

American Tower Corp. 3.60%, 1/15/28	33,000	35,681

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

American Water Capital Corp.
2.95%, 9/1/27(b)	$29,000	$30,815
3.75%, 9/1/47	5,000	5,704

AmerisourceBergen Corp. 3.40%, 5/15/24	18,000	19,150

Amgen, Inc.
2.25%, 8/19/23(b)	5,000	5,104
4.66%, 6/15/51	82,000	101,682

Anthem, Inc.
3.50%, 8/15/24	5,000	5,346
6.38%, 6/15/37(b)	18,000	24,912
4.65%, 1/15/43	65,000	76,307

Apple, Inc.
2.40%, 5/3/23	18,000	18,595
3.00%, 2/9/24	18,000	19,094
2.85%, 5/11/24	48,000	50,706
3.00%, 6/20/27	23,000	24,929
2.20%, 9/11/29	75,000	76,779
4.45%, 5/6/44(b)	18,000	23,238
4.38%, 5/13/45	18,000	23,023
3.75%, 11/13/47	23,000	27,259

Aptiv Corp. 4.15%, 3/15/24	5,000	5,457

Archer-Daniels-Midland Co.
3.38%, 3/15/22	94,000	97,842
4.02%, 4/16/43	24,000	29,478

Ares Capital Corp. 4.25%, 3/1/25	18,000	19,306

Ascension Health 4.85%, 11/15/53	24,000	34,432

Assurant, Inc.
4.00%, 3/15/23	18,000	19,163
4.20%, 9/27/23(b)	18,000	19,385

AT&T, Inc.
4.45%, 5/15/21(b)	23,000	23,761
3.00%, 2/15/22	23,000	23,634
3.20%, 3/1/22	48,000	49,525
3.55%, 6/1/24	19,000	20,282
3.80%, 2/15/27	74,000	81,196
4.30%, 2/15/30	50,000	57,277
5.38%, 10/15/41	5,000	6,199
4.30%, 12/15/42(b)	50,000	56,191
5.35%, 12/15/43(b)	24,000	29,747
4.35%, 6/15/45	96,000	108,366
4.75%, 5/15/46	10,000	11,747
5.45%, 3/1/47	10,000	13,012

AutoNation, Inc.
3.50%, 11/15/24	18,000	19,072
4.50%, 10/1/25(b)	18,000	20,150

AutoZone, Inc. 3.25%, 4/15/25	18,000	19,360

AXIS Specialty Finance LLC 3.90%, 7/15/29	50,000	55,572

Baker Hughes a GE Co. LLC 3.34%, 12/15/27	48,000	50,470

Bank of America Corp.
3.50%, 5/17/22, (3.499% fixed rate until 5/17/21; 3-month U.S. dollar London Interbank Offered Rate + 0.63% thereafter)(c)	10,000	10,229
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	155,000	160,687
4.13%, 1/22/24	48,000	52,021
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(c)	10,000	10,529
4.20%, 8/26/24	48,000	52,514
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	94,000	101,664
7.75%, 5/14/38	100,000	162,024
5.88%, 2/7/42	10,000	14,728
5.00%, 1/21/44	10,000	13,568
4.75%, 4/21/45, Series L	10,000	12,914
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)	18,000	21,780

BankUnited, Inc. 4.88%, 11/17/25(b)	18,000	20,579

Baylor Scott & White Holdings 4.19%, 11/15/45	24,000	29,993

Becton Dickinson and Co. 2.89%, 6/6/22	19,000	19,489

Bemis Co., Inc. 4.50%, 10/15/21(d)	5,000	5,191

Berkshire Hathaway Energy Co.
3.25%, 4/15/28(b)	23,000	25,174
3.80%, 7/15/48	25,000	28,724

Berkshire Hathaway Finance Corp. 4.20%, 8/15/48(b)	20,000	24,473

Berkshire Hathaway, Inc. 3.75%, 8/15/21	5,000	5,178

BlackRock, Inc. 3.50%, 3/18/24	18,000	19,441

Boardwalk Pipelines L.P.
4.95%, 12/15/24	5,000	5,475
4.45%, 7/15/27	18,000	18,903

Boeing Co. (The)
2.25%, 6/15/26	5,000	5,026
5.88%, 2/15/40	10,000	13,437

Boston Properties L.P.
3.85%, 2/1/23	5,000	5,314
3.13%, 9/1/23	19,000	20,028
3.65%, 2/1/26	5,000	5,488
2.75%, 10/1/26	24,000	25,419

BP Capital Markets America, Inc.
2.75%, 5/10/23	28,000	29,095
3.12%, 5/4/26	5,000	5,344

Bristol-Myers Squibb Co.
4.00%, 8/15/23(d)	18,000	19,532
3.45%, 11/15/27(d)	28,000	31,196
3.40%, 7/26/29(d)	50,000	56,133
4.25%, 10/26/49(d)	50,000	64,268

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

Brixmor Operating Partnership L.P. 3.65%, 6/15/24	$5,000	$5,378

Broadcom Corp.
3.63%, 1/15/24	109,000	114,484
3.13%, 1/15/25	5,000	5,171
3.88%, 1/15/27	23,000	24,057
3.50%, 1/15/28	5,000	5,149

Burlington Northern Santa Fe LLC
3.00%, 4/1/25	18,000	19,279
7.00%, 12/15/25(b)	47,000	60,597
6.15%, 5/1/37	10,000	14,537
5.15%, 9/1/43	48,000	65,007
3.90%, 8/1/46	5,000	5,884

Burlington Resources LLC 7.40%, 12/1/31	14,000	20,239

Capital One Financial Corp.
3.45%, 4/30/21	23,000	23,449
4.75%, 7/15/21	5,000	5,213
3.50%, 6/15/23	28,000	29,677

Carlisle Cos., Inc. 3.75%, 12/1/27	18,000	19,859

Caterpillar Financial Services Corp.
3.15%, 9/7/21(b)	5,000	5,139
2.85%, 6/1/22	5,000	5,156
2.40%, 6/6/22(b)	5,000	5,111
3.75%, 11/24/23	33,000	35,877

Cboe Global Markets, Inc. 3.65%, 1/12/27	5,000	5,555

CBRE Services, Inc. 4.88%, 3/1/26	5,000	5,750

Celanese U.S. Holdings LLC 5.88%, 6/15/21	5,000	5,262

Celgene Corp. 4.00%, 8/15/23	3,000	3,221

CenterPoint Energy Resources Corp.
3.55%, 4/1/23	9,000	9,515
4.10%, 9/1/47(b)	5,000	5,881

CenterPoint Energy, Inc. 3.85%, 2/1/24	18,000	19,492

Charter Communications Operating LLC
4.50%, 2/1/24	18,000	19,663
5.05%, 3/30/29	50,000	57,997
6.38%, 10/23/35	5,000	6,611
6.83%, 10/23/55(b)	23,000	31,159

Chubb INA Holdings, Inc.
2.70%, 3/13/23	68,000	70,720
3.15%, 3/15/25(b)	18,000	19,459

Church & Dwight Co., Inc. 2.88%, 10/1/22	5,000	5,180

Cigna Corp.
4.75%, 11/15/21(d)	5,000	5,260
3.40%, 3/1/27(d)	10,000	10,708
6.13%, 11/15/41(d)	94,000	128,472
3.88%, 10/15/47(d)	5,000	5,303

Cintas Corp. No. 2
2.90%, 4/1/22	5,000	5,127
3.25%, 6/1/22	28,000	28,924
3.70%, 4/1/27	23,000	25,959

Cisco Systems, Inc.
1.85%, 9/20/21	10,000	10,074
3.00%, 6/15/22	5,000	5,212
2.60%, 2/28/23(b)	5,000	5,194
5.90%, 2/15/39	15,000	22,341

Citigroup, Inc.
2.70%, 3/30/21	94,000	95,003
3.30%, 4/27/25(b)	9,000	9,637
5.50%, 9/13/25	75,000	88,017
3.70%, 1/12/26	9,000	9,871
4.45%, 9/29/27(b)	89,000	100,587
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	74,000	80,646
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(b)(c)	50,000	56,650
6.63%, 6/15/32	5,000	7,014
6.68%, 9/13/43(b)	19,000	29,395

Cleco Corporate Holdings LLC 3.74%, 5/1/26	23,000	24,861

CME Group, Inc.
3.00%, 3/15/25	5,000	5,328
5.30%, 9/15/43	5,000	7,191
4.15%, 6/15/48(b)	5,000	6,495

CNH Industrial Capital LLC 4.38%, 4/5/22	5,000	5,253

Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/22	5,000	6,074

Comcast Corp.
3.13%, 7/15/22	5,000	5,213
3.70%, 4/15/24	23,000	24,998
3.30%, 2/1/27	23,000	25,029
3.55%, 5/1/28	236,000	262,705
6.45%, 3/15/37	27,000	39,821
3.40%, 7/15/46	10,000	10,774
3.97%, 11/1/47	28,000	32,993
4.05%, 11/1/52	28,000	33,406
4.95%, 10/15/58(b)	28,000	38,471

CommonSpirit Health 3.35%, 10/1/29(b)	27,000	28,704

Commonwealth Edison Co. 4.70%, 1/15/44	15,000	19,304

Conagra Brands, Inc. 7.00%, 10/1/28	19,000	24,651

Concho Resources, Inc. 3.75%, 10/1/27	23,000	23,927

Connecticut Light & Power Co. (The) 4.30%, 4/15/44	15,000	19,167

ConocoPhillips 6.50%, 2/1/39	18,000	26,678

Consolidated Edison Co. of New York, Inc. 4.00%, 11/15/57, Series C	18,000	21,072

Constellation Brands, Inc.
3.15%, 8/1/29(b)	50,000	52,571
5.25%, 11/15/48	94,000	122,781

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

Continental Resources, Inc. 4.50%, 4/15/23	$5,000	$5,241

Corning, Inc. 5.85%, 11/15/68	18,000	22,118

Costco Wholesale Corp.
2.30%, 5/18/22	5,000	5,124
3.00%, 5/18/27(b)	5,000	5,443

Crown Castle International Corp.
5.25%, 1/15/23	101,000	110,877
3.15%, 7/15/23	18,000	18,779

CSX Corp. 4.50%, 8/1/54	18,000	22,361

CVS Health Corp.
4.00%, 12/5/23	48,000	51,576
6.25%, 6/1/27	48,000	59,150
3.25%, 8/15/29(b)	25,000	26,374
4.88%, 7/20/35	48,000	58,095
5.30%, 12/5/43(b)	48,000	59,442
5.05%, 3/25/48	10,000	12,314

Darden Restaurants, Inc. 3.85%, 5/1/27	18,000	19,745

Dell International LLC
4.42%, 6/15/21(d)	15,000	15,458
8.35%, 7/15/46(d)	23,000	31,381

Digital Realty Trust L.P. 3.95%, 7/1/22	19,000	19,944

Discovery Communications LLC
4.38%, 6/15/21	5,000	5,171
4.88%, 4/1/43(b)	23,000	26,021
5.20%, 9/20/47	10,000	11,807

Dominion Energy South Carolina, Inc. 5.10%, 6/1/65	34,000	49,054

Dominion Energy, Inc.
3.90%, 10/1/25	5,000	5,525
5.95%, 6/15/35, Series B(b)	5,000	6,756
4.60%, 3/15/49, Series A	50,000	62,540

Dover Corp. 3.15%, 11/15/25	23,000	24,866

Dow Chemical Co. (The)
3.00%, 11/15/22(b)	5,000	5,219
7.38%, 11/1/29	5,000	6,875
4.25%, 10/1/34	23,000	25,665
9.40%, 5/15/39(b)	5,000	8,540
4.38%, 11/15/42	5,000	5,538

DR Horton, Inc. 4.38%, 9/15/22	18,000	19,104

Duke Energy Carolinas LLC 3.70%, 12/1/47	48,000	55,032

Duke Energy Corp. 3.15%, 8/15/27(b)	23,000	24,691

Duke Energy Florida LLC 6.40%, 6/15/38	43,500	65,670

Duke Energy Ohio, Inc. 3.80%, 9/1/23(b)	18,000	19,252

DXC Technology Co. 4.75%, 4/15/27(b)	10,000	11,006

Eagle Materials, Inc. 4.50%, 8/1/26(b)	15,000	15,388

Eastman Chemical Co.
3.50%, 12/1/21	18,000	18,628
4.80%, 9/1/42	23,000	27,177

Eaton Vance Corp. 3.50%, 4/6/27	18,000	19,593

Ecolab, Inc.
3.25%, 1/14/23	18,000	18,934
2.70%, 11/1/26	5,000	5,356

Emerson Electric Co. 2.63%, 2/15/23	5,000	5,182

Enable Midstream Partners L.P. 3.90%, 5/15/24(b)	23,000	23,470

Enbridge Energy Partners L.P. 5.88%, 10/15/25	5,000	5,989

Energy Transfer Operating L.P.
4.65%, 6/1/21	94,000	96,980
4.20%, 9/15/23, Series 5Y	5,000	5,363
4.90%, 3/15/35	88,000	96,373
6.63%, 10/15/36(b)	19,000	22,874

Entergy Louisiana LLC 4.00%, 3/15/33	5,000	6,051

Enterprise Products Operating LLC
3.35%, 3/15/23	82,000	85,646
6.88%, 3/1/33, Series D	19,000	26,946
4.25%, 2/15/48	94,000	100,778

Equitable Holdings, Inc. 4.35%, 4/20/28	48,000	54,047

ERP Operating L.P. 3.00%, 7/1/29	50,000	54,011

Exelon Corp. 5.10%, 6/15/45	33,000	42,733

Expedia Group, Inc. 3.80%, 2/15/28	5,000	5,145

Exxon Mobil Corp.
3.04%, 3/1/26	23,000	24,692
3.57%, 3/6/45	23,000	25,552

FedEx Corp.
4.00%, 1/15/24	5,000	5,413
3.20%, 2/1/25	18,000	19,157
4.20%, 10/17/28(b)	18,000	20,128
3.90%, 2/1/35	94,000	102,369
3.88%, 8/1/42	5,000	5,062
4.75%, 11/15/45	5,000	5,654
4.40%, 1/15/47	18,000	19,143

Fidelity National Information Services, Inc. 3.50%, 4/15/23	23,000	24,360

Fifth Third Bancorp 8.25%, 3/1/38(b)	20,000	33,371

FirstEnergy Corp.
3.90%, 7/15/27, Series B	18,000	19,960
7.38%, 11/15/31, Series C	5,000	7,310

Flex Ltd. 5.00%, 2/15/23	5,000	5,434

Florida Power & Light Co.
3.70%, 12/1/47	5,000	5,816
4.13%, 6/1/48(b)	28,000	35,759

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

Ford Motor Co.
6.63%, 10/1/28(b)	$5,000	$5,766
7.45%, 7/16/31	50,000	56,788
4.75%, 1/15/43	25,000	21,544

General Dynamics Corp.
2.13%, 8/15/26	18,000	18,530
3.75%, 5/15/28	23,000	26,137

General Electric Co.
4.65%, 10/17/21	51,000	53,203
6.75%, 3/15/32, Series A	28,000	38,126
6.15%, 8/7/37	24,000	31,554
5.88%, 1/14/38	74,000	96,341

General Mills, Inc. 4.55%, 4/17/38(b)	28,000	33,692

General Motors Co. 4.20%, 10/1/27	71,000	74,598

General Motors Financial Co., Inc.
3.55%, 4/9/21(b)	5,000	5,082
3.45%, 4/10/22	5,000	5,129
3.15%, 6/30/22	5,000	5,119
4.00%, 1/15/25	76,000	80,640
4.30%, 7/13/25	5,000	5,316
4.35%, 1/17/27(b)	5,000	5,377

George Washington University (The) 4.13%, 9/15/48, Series 2018	26,000	33,360

Georgia Power Co. 4.30%, 3/15/43	47,000	56,149

Georgia-Pacific LLC 7.75%, 11/15/29	5,000	7,450

Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	5,421
3.65%, 3/1/26	94,000	103,452
5.65%, 12/1/41	38,000	54,054
4.50%, 2/1/45	18,000	22,146

Global Payments, Inc. 3.75%, 6/1/23	23,000	24,376

GLP Capital L.P.
5.38%, 11/1/23	18,000	19,682
5.75%, 6/1/28	18,000	21,143

Goldman Sachs Capital I 6.35%, 2/15/34	19,000	26,480

Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	28,000	29,390
3.00%, 4/26/22(b)	10,000	10,166
3.63%, 1/22/23	28,000	29,549
3.20%, 2/23/23	28,000	29,264
3.75%, 2/25/26	5,000	5,471
5.95%, 1/15/27	23,000	28,210
3.85%, 1/26/27	23,000	25,282
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(b)(c)	23,000	25,175
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)	71,000	78,370
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(b)(c)	50,000	56,755
6.13%, 2/15/33	9,000	12,472
5.15%, 5/22/45	18,000	23,203

Halliburton Co. 6.70%, 9/15/38	18,000	24,831

HCA, Inc. 4.13%, 6/15/29(b)	50,000	54,927

Healthcare Trust of America Holdings L.P. 3.75%, 7/1/27	5,000	5,527

Healthpeak Properties, Inc.
3.15%, 8/1/22	28,000	28,969
3.88%, 8/15/24(b)	5,000	5,446

Hershey Co. (The) 2.30%, 8/15/26	23,000	24,155

Hess Corp. 6.00%, 1/15/40(b)	23,000	25,721

Hewlett Packard Enterprise Co.
4.40%, 10/15/22	48,000	51,194
6.20%, 10/15/35	23,000	28,806

Home Depot, Inc. (The)
3.25%, 3/1/22	94,000	97,589
2.80%, 9/14/27	23,000	24,527
5.88%, 12/16/36	15,000	21,684

Honeywell International, Inc. 2.50%, 11/1/26	10,000	10,645

HP, Inc. 4.30%, 6/1/21	76,000	78,152

Hubbell, Inc. 3.15%, 8/15/27	23,000	24,390

Hudson Pacific Properties L.P. 3.95%, 11/1/27	5,000	5,541

Humana, Inc. 4.80%, 3/15/47(b)	23,000	28,121

Hyatt Hotels Corp. 3.38%, 7/15/23	48,000	50,511

Illinois Tool Works, Inc. 2.65%, 11/15/26(b)	5,000	5,384

Intel Corp.
3.30%, 10/1/21(b)	10,000	10,319
4.10%, 5/11/47	18,000	22,008

Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	5,522
3.10%, 9/15/27(b)	5,000	5,423

International Business Machines Corp.
6.22%, 8/1/27(b)	34,000	43,960
5.88%, 11/29/32	24,000	33,245
4.00%, 6/20/42(b)	50,000	59,477

International Flavors & Fragrances, Inc. 5.00%, 9/26/48(b)	5,000	5,893

International Lease Finance Corp. 5.88%, 8/15/22	76,000	82,957

International Paper Co.
3.80%, 1/15/26	5,000	5,554
7.30%, 11/15/39(b)	5,000	7,408
4.80%, 6/15/44	5,000	5,751
4.35%, 8/15/48	10,000	11,383

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

Invesco Finance PLC 4.00%, 1/30/24(b)	$18,000	$19,702

ITC Holdings Corp. 5.30%, 7/1/43	15,000	20,346

Jabil, Inc. 4.70%, 9/15/22	5,000	5,362

Jefferies Group LLC 6.45%, 6/8/27	25,000	30,217

John Deere Capital Corp.
2.80%, 3/6/23(b)	24,000	25,099
3.45%, 6/7/23(b)	5,000	5,336
2.80%, 9/8/27(b)	69,000	74,452

Johnson & Johnson
2.63%, 1/15/25	48,000	50,814
4.50%, 9/1/40	19,000	25,188

Johnson Controls International PLC 6.00%, 1/15/36	18,000	23,821

JPMorgan Chase & Co.
4.63%, 5/10/21	10,000	10,373
4.50%, 1/24/22	104,000	109,643
3.20%, 1/25/23	142,000	148,941
3.56%, 4/23/24, (3.559% fixed rate until 4/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.73% thereafter)(c)	5,000	5,290
3.30%, 4/1/26	10,000	10,893
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)	50,000	54,738
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	23,000	25,140
5.50%, 10/15/40	35,000	48,605
5.63%, 8/16/43(b)	68,000	95,786
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(c)	48,000	57,257

Kaiser Foundation Hospitals
3.15%, 5/1/27(b)	24,000	26,216
4.15%, 5/1/47	9,000	11,383

Keurig Dr. Pepper, Inc.
2.55%, 9/15/26(b)	23,000	23,524
4.42%, 12/15/46	23,000	26,927

KeyCorp 4.15%, 10/29/25(b)	19,000	21,371

Kimco Realty Corp.
3.30%, 2/1/25(b)	18,000	19,308
2.80%, 10/1/26(b)	5,000	5,251

Kinder Morgan Energy Partners L.P.
3.45%, 2/15/23	5,000	5,219
3.50%, 9/1/23	5,000	5,227
5.50%, 3/1/44	93,000	111,177
5.40%, 9/1/44	69,000	80,105

Kinder Morgan, Inc. 7.75%, 1/15/32	5,000	7,293

KLA Corp. 4.13%, 11/1/21	5,000	5,200

Kroger Co. (The)
3.70%, 8/1/27(b)	18,000	20,047
5.15%, 8/1/43	18,000	22,586

Laboratory Corp. of America Holdings 3.20%, 2/1/22(b)	71,000	73,019

Lam Research Corp. 2.80%, 6/15/21(b)	5,000	5,082

Legg Mason, Inc. 5.63%, 1/15/44(b)	5,000	6,874

Lincoln National Corp. 3.80%, 3/1/28	5,000	5,608

Lockheed Martin Corp.
6.15%, 9/1/36, Series B(b)	39,000	56,593
4.09%, 9/15/52	24,000	30,898

Loews Corp. 3.75%, 4/1/26	18,000	20,088

Lowe’s Cos., Inc.
3.80%, 11/15/21	5,000	5,183
3.12%, 4/15/22	5,000	5,147
2.50%, 4/15/26	5,000	5,176
4.05%, 5/3/47(b)	15,000	16,912

Lubrizol Corp. (The) 6.50%, 10/1/34	14,000	21,216

LYB International Finance B.V. 4.88%, 3/15/44	5,000	5,863

LYB International Finance II B.V. 3.50%, 3/2/27	23,000	24,988

LyondellBasell Industries N.V. 4.63%, 2/26/55	20,000	22,386

Macy’s Retail Holdings, Inc. 3.63%, 6/1/24(b)	5,000	5,078

Marathon Oil Corp.
2.80%, 11/1/22	24,000	24,418
3.85%, 6/1/25	5,000	5,288
6.80%, 3/15/32	5,000	6,274

Marathon Petroleum Corp. 5.38%, 10/1/22(b)	18,000	18,186

Marriott International, Inc. 3.13%, 10/15/21, Series N	5,000	5,104

Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	18,000	18,878
4.20%, 3/1/48(b)	5,000	6,002

Martin Marietta Materials, Inc. 3.50%, 12/15/27	5,000	5,490

Marvell Technology Group Ltd. 4.20%, 6/22/23	5,000	5,355

Massachusetts Institute of Technology 3.89%, 7/1/2116	19,000	25,528

McCormick & Co., Inc. 2.70%, 8/15/22	5,000	5,143

McDonald’s Corp.
3.38%, 5/26/25(b)	5,000	5,403
6.30%, 10/15/37	19,000	27,640
3.70%, 2/15/42	19,000	20,739
3.63%, 9/1/49	25,000	27,295

McKesson Corp. 3.95%, 2/16/28	5,000	5,536

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

Merck & Co., Inc.
2.35%, 2/10/22(b)	$51,000	$51,834
2.40%, 9/15/22	5,000	5,105

MetLife, Inc. 3.60%, 11/13/25(b)	94,000	103,685

Microsoft Corp.
3.30%, 2/6/27	142,000	157,419
4.10%, 2/6/37(b)	48,000	59,603
3.50%, 11/15/42	23,000	26,873
4.25%, 2/6/47	18,000	23,643
4.50%, 2/6/57(b)	18,000	25,047

MidAmerican Energy Co. 4.80%, 9/15/43	15,000	20,217

Molson Coors Beverage Co. 5.00%, 5/1/42(b)	5,000	5,672

Moody’s Corp.
3.25%, 6/7/21	5,000	5,113
2.75%, 12/15/21	5,000	5,123
3.25%, 1/15/28(b)	18,000	19,625

Morgan Stanley
5.50%, 7/28/21	109,000	114,883
4.88%, 11/1/22	94,000	101,465
3.75%, 2/25/23	28,000	29,755
3.70%, 10/23/24	105,000	113,912
4.00%, 7/23/25	9,000	9,982
3.88%, 1/27/26	9,000	9,955
3.13%, 7/27/26	9,000	9,601
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)	32,000	35,030
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	24,000	26,688
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(b)(c)	19,000	22,020
4.38%, 1/22/47	34,000	42,992

Mosaic Co. (The)
4.88%, 11/15/41	10,000	10,819
5.63%, 11/15/43	5,000	5,978

Motorola Solutions, Inc. 3.50%, 3/1/23	5,000	5,215

Mount Sinai Hospitals Group, Inc. 3.98%, 7/1/48, Series 2017	5,000	5,877

MPLX L.P. 4.00%, 3/15/28(b)	18,000	18,972

Mylan N.V. 3.95%, 6/15/26	10,000	10,883

National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28(b)	5,000	5,618
3.90%, 11/1/28	18,000	20,967
4.02%, 11/1/32(b)	18,000	22,190

NBCUniversal Media LLC 5.95%, 4/1/41	5,000	7,276

NIKE, Inc.
3.88%, 11/1/45(b)	5,000	6,166
3.38%, 11/1/46	5,000	5,757

NiSource, Inc.
3.65%, 6/15/23	5,000	5,285
5.25%, 2/15/43	5,000	6,487
5.65%, 2/1/45	5,000	6,826
3.95%, 3/30/48	18,000	20,377

Noble Energy, Inc. 3.90%, 11/15/24(b)	5,000	5,323

Nordstrom, Inc. 6.95%, 3/15/28(b)	5,000	6,189

Norfolk Southern Corp.
3.25%, 12/1/21	5,000	5,138
2.90%, 2/15/23	10,000	10,382
3.15%, 6/1/27(b)	23,000	24,911
4.05%, 8/15/52	5,000	5,959
5.10%, 8/1/2118(b)	25,000	32,833

Northrop Grumman Corp.
3.50%, 3/15/21	5,000	5,102
3.25%, 8/1/23	48,000	50,921
3.20%, 2/1/27	23,000	24,696

NVIDIA Corp. 2.20%, 9/16/21(b)	5,000	5,062

NVR, Inc. 3.95%, 9/15/22	5,000	5,290

Occidental Petroleum Corp.
3.50%, 6/15/25	43,000	44,400
5.55%, 3/15/26	25,000	28,363
3.40%, 4/15/26	5,000	5,120

Omega Healthcare Investors, Inc.
4.50%, 4/1/27(b)	18,000	20,072
4.75%, 1/15/28(b)	23,000	25,884

Oncor Electric Delivery Co. LLC
5.75%, 3/15/29	109,000	142,208
5.30%, 6/1/42(b)	48,000	68,460

ONEOK, Inc.
4.00%, 7/13/27	18,000	19,603
4.55%, 7/15/28	78,000	87,426

Oracle Corp.
3.63%, 7/15/23	23,000	24,704
2.65%, 7/15/26(b)	71,000	75,033
4.50%, 7/8/44(b)	23,000	29,248
4.00%, 11/15/47(b)	18,000	21,821

Owens Corning 4.30%, 7/15/47	23,000	25,625

Packaging Corp. of America 4.50%, 11/1/23	18,000	19,755

Parker-Hannifin Corp.
3.50%, 9/15/22(b)	5,000	5,243
3.30%, 11/21/24	18,000	19,302
6.25%, 5/15/38	15,000	21,389

People’s United Financial, Inc. 3.65%, 12/6/22	5,000	5,227

PepsiCo, Inc.
3.00%, 10/15/27	28,000	30,546
4.25%, 10/22/44	23,000	28,849

Pfizer, Inc.
3.00%, 12/15/26(b)	10,000	10,898
7.20%, 3/15/39	89,000	151,053
4.30%, 6/15/43(b)	5,000	6,443

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

Philip Morris International, Inc.
2.50%, 8/22/22(b)	$23,000	$23,663
4.88%, 11/15/43(b)	32,000	40,032

Plains All American Pipeline L.P.
3.65%, 6/1/22	114,500	117,756
6.65%, 1/15/37(b)	23,000	27,834

PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	28,000	30,299
3.45%, 4/23/29	50,000	55,238

Procter & Gamble Co. (The) 2.15%, 8/11/22(b)	28,000	28,738

Prologis L.P. 4.38%, 9/15/48	5,000	6,632

Prudential Financial, Inc.
5.70%, 12/14/36(b)	5,000	7,166
6.63%, 12/1/37	19,000	28,885
5.88%, 9/15/42, (5.875% fixed rate until 9/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.175% thereafter)(c)	5,000	5,318
4.60%, 5/15/44	5,000	6,306
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	5,000	5,468
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(b)(c)	5,000	5,662

PSEG Power LLC 3.85%, 6/1/23(b)	5,000	5,323

Public Service Co. of Colorado 4.30%, 3/15/44	29,000	36,588

Public Service Electric & Gas Co.
2.38%, 5/15/23	118,000	121,458
3.00%, 5/15/27	19,000	20,556

QUALCOMM, Inc.
3.00%, 5/20/22(b)	10,000	10,363
2.60%, 1/30/23(b)	10,000	10,315
2.90%, 5/20/24	122,000	128,489

Quest Diagnostics, Inc. 4.70%, 4/1/21	5,000	5,162

Realty Income Corp.
3.25%, 10/15/22	28,000	29,302
3.00%, 1/15/27	5,000	5,368

Republic Services, Inc. 5.25%, 11/15/21	5,000	5,331

Rockwell Collins, Inc.
2.80%, 3/15/22	18,000	18,515
4.80%, 12/15/43	10,000	13,167

Roper Technologies, Inc.
2.80%, 12/15/21	18,000	18,440
3.80%, 12/15/26	5,000	5,562

Royal Caribbean Cruises Ltd. 7.50%, 10/15/27(b)	9,000	11,674

RWJ Barnabas Health, Inc. 3.95%, 7/1/46	24,000	28,479

Ryder System, Inc. 3.75%, 6/9/23	48,000	51,210

Sabra Health Care L.P. 5.13%, 8/15/26	18,000	20,033

Santander Holdings USA, Inc. 4.40%, 7/13/27	23,000	25,242

Seagate HDD Cayman 4.25%, 3/1/22	17,000	17,363

Sempra Energy
2.88%, 10/1/22	5,000	5,156
4.05%, 12/1/23	5,000	5,415
3.25%, 6/15/27(b)	23,000	24,601

Service Properties Trust 5.00%, 8/15/22	5,000	5,306

Sherwin-Williams Co. (The)
2.75%, 6/1/22(b)	3,000	3,089
4.50%, 6/1/47(b)	5,000	6,079
3.80%, 8/15/49	20,000	21,985

Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	10,000	10,136

Simon Property Group L.P.
2.35%, 1/30/22	5,000	5,070
2.75%, 2/1/23	5,000	5,153
3.75%, 2/1/24(b)	5,000	5,384
3.30%, 1/15/26	5,000	5,432
3.25%, 11/30/26	23,000	25,115

SITE Centers Corp. 4.70%, 6/1/27	28,000	31,516

Southern California Edison Co. 4.65%, 10/1/43	74,000	91,104

Southern California Gas Co. 4.13%, 6/1/48, Series UU	5,000	6,113

Southern Co. (The) 3.25%, 7/1/26(b)	5,000	5,367

Southern Co. Gas Capital Corp. 4.40%, 6/1/43(b)	5,000	5,875

Southern Power Co. 5.15%, 9/15/41	19,000	23,735

Spectra Energy Partners L.P. 3.50%, 3/15/25	5,000	5,346

Spirit AeroSystems, Inc.
3.95%, 6/15/23	5,000	5,021
4.60%, 6/15/28	18,000	17,893

Starbucks Corp.
3.10%, 3/1/23(b)	5,000	5,244
2.45%, 6/15/26(b)	5,000	5,218
4.00%, 11/15/28	5,000	5,723

State Street Corp.
2.65%, 5/15/23, (2.653% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 0.635% thereafter)(c)	5,000	5,113
3.10%, 5/15/23	48,000	50,337

Stryker Corp. 3.38%, 5/15/24	5,000	5,327

Sunoco Logistics Partners Operations L.P. 3.90%, 7/15/26	5,000	5,291

Synchrony Financial 3.70%, 8/4/26	5,000	5,265

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

Synovus Financial Corp. 3.13%, 11/1/22	$5,000	$5,133

Sysco Corp. 3.30%, 7/15/26	5,000	5,442

Tampa Electric Co. 4.30%, 6/15/48	18,000	22,971

Tapestry, Inc. 4.13%, 7/15/27(b)	5,000	5,278

Target Corp.
2.90%, 1/15/22	23,000	23,708
2.50%, 4/15/26(b)	5,000	5,308

TC PipeLines L.P. 4.38%, 3/13/25	19,000	20,519

TD Ameritrade Holding Corp. 2.95%, 4/1/22	10,000	10,258

Texas Instruments, Inc.
2.90%, 11/3/27	28,000	29,963
4.15%, 5/15/48	89,000	113,154

Time Warner Cable LLC
6.75%, 6/15/39	45,500	59,012
5.50%, 9/1/41(b)	5,000	5,853
4.50%, 9/15/42	10,000	10,420

Toyota Motor Credit Corp.
2.90%, 4/17/24(b)	5,000	5,294
2.15%, 2/13/30	50,000	50,694

Travelers Cos., Inc. (The)
6.25%, 6/15/37	10,000	14,904
4.00%, 5/30/47	23,000	28,553

Trimble, Inc. 4.15%, 6/15/23	5,000	5,318

Truist Financial Corp.
2.05%, 5/10/21	5,000	5,036
3.20%, 9/3/21(b)	5,000	5,134
2.85%, 10/26/24	94,000	98,563

TWDC Enterprises 18 Corp.
2.95%, 6/15/27(b)	23,000	25,176
3.70%, 12/1/42	5,000	5,812
3.00%, 7/30/46(b)	48,000	51,061

Tyson Foods, Inc. 2.25%, 8/23/21(b)	5,000	5,040

U.S. Bancorp
2.63%, 1/24/22, Series V(b)	5,000	5,121
3.90%, 4/26/28(b)	28,000	32,808

Union Electric Co. 2.95%, 6/15/27	18,000	19,341

Union Pacific Corp.
3.50%, 6/8/23	52,000	55,299
3.75%, 7/15/25	5,000	5,526
3.25%, 8/15/25(b)	5,000	5,431
2.75%, 3/1/26(b)	5,000	5,254
4.00%, 4/15/47	19,000	21,733
3.84%, 3/20/60(d)	24,000	26,501
4.38%, 11/15/65	5,000	5,984

United Parcel Service, Inc.
2.45%, 10/1/22(b)	5,000	5,130
2.40%, 11/15/26(b)	5,000	5,206
3.05%, 11/15/27	23,000	24,921
3.40%, 11/15/46	5,000	5,203

United Technologies Corp.
1.95%, 11/1/21(b)	23,000	23,238
3.75%, 11/1/46	48,000	55,282

UnitedHealth Group, Inc.
2.13%, 3/15/21(b)	10,000	10,046
3.15%, 6/15/21	5,000	5,113
2.88%, 3/15/22(b)	5,000	5,133
2.75%, 2/15/23	5,000	5,177
3.70%, 12/15/25	15,000	16,666
3.10%, 3/15/26(b)	94,000	101,227
3.88%, 12/15/28	18,000	20,568
5.80%, 3/15/36	5,000	6,876
3.95%, 10/15/42(b)	5,000	5,766
3.75%, 10/15/47(b)	15,000	16,984

University of Southern California 3.03%, 10/1/39	24,000	26,754

Valero Energy Partners L.P. 4.38%, 12/15/26	18,000	20,112

Ventas Realty L.P. 4.38%, 2/1/45	24,000	28,445

VEREIT Operating Partnership L.P.
4.60%, 2/6/24	18,000	19,816
3.95%, 8/15/27	5,000	5,521

Verizon Communications, Inc.
5.15%, 9/15/23(b)	120,000	135,054
3.50%, 11/1/24	23,000	24,916
5.25%, 3/16/37(b)	10,000	13,373
6.55%, 9/15/43	18,000	28,331
5.01%, 4/15/49	23,000	31,793

ViacomCBS, Inc.
3.38%, 3/1/22	5,000	5,149
3.38%, 2/15/28	5,000	5,331
6.88%, 4/30/36	5,000	6,847
4.90%, 8/15/44	5,000	5,685

Visa, Inc. 3.65%, 9/15/47	28,000	33,329

Vulcan Materials Co. 4.50%, 4/1/25	18,000	20,170

Wachovia Corp. 5.50%, 8/1/35(b)	5,000	6,638

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24(b)	28,000	29,898

Walmart, Inc.
3.55%, 6/26/25	94,000	103,581
6.50%, 8/15/37	48,000	74,962
4.05%, 6/29/48	10,000	12,614

Walt Disney Co. (The)
6.40%, 12/15/35	4,000	5,977
6.65%, 11/15/37(b)	20,000	30,839
4.95%, 10/15/45	5,000	6,879

Wells Fargo & Co.
2.10%, 7/26/21	9,000	9,084
2.63%, 7/22/22	94,000	96,399
4.13%, 8/15/23(b)	94,000	101,401
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	64,000	69,629

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value
5.38%, 2/7/35	$5,000	$6,805
5.38%, 11/2/43	47,000	61,962
4.75%, 12/7/46	71,000	89,684

Welltower, Inc. 4.25%, 4/1/26	23,000	25,895

Western Midstream Operating L.P. 5.30%, 3/1/48	94,000	85,239

Western Union Co. (The)
3.60%, 3/15/22	5,000	5,207
4.25%, 6/9/23(b)	5,000	5,381

Westlake Chemical Corp. 5.00%, 8/15/46(b)	5,000	5,916

WestRock MWV LLC 7.95%, 2/15/31	14,000	19,961

Whirlpool Corp. 4.50%, 6/1/46	5,000	5,561

Williams Cos., Inc. (The)
3.75%, 6/15/27	10,000	10,502
7.50%, 1/15/31, Series A	50,000	67,295
6.30%, 4/15/40	10,000	12,346

Wisconsin Public Service Corp. 3.67%, 12/1/42	38,000	43,510

WW Grainger, Inc. 3.75%, 5/15/46	23,000	26,525

Xilinx, Inc.
3.00%, 3/15/21	5,000	5,080
2.95%, 6/1/24	48,000	50,374

Xylem, Inc.
4.88%, 10/1/21	5,000	5,268
3.25%, 11/1/26	5,000	5,441

Zimmer Biomet Holdings, Inc. 3.15%, 4/1/22	5,000	5,150
TOTAL U.S. CORPORATE BONDS (Cost: $16,736,545)		18,608,623

FOREIGN CORPORATE BONDS – 3.6%

Australia – 0.1%

BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	23,000	31,012

Westpac Banking Corp.
3.35%, 3/8/27	23,000	25,343
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(c)	10,000	10,978

Total Australia		67,333

Belgium – 0.5%

Anheuser-Busch Cos. LLC 3.65%, 2/1/26	329,000	360,073

Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31	25,000	30,479
4.60%, 4/15/48	19,000	22,842
4.44%, 10/6/48	19,000	22,232

Total Belgium		435,626

Bermuda – 0.0%

Aspen Insurance Holdings Ltd. 4.65%, 11/15/23	18,000	19,896

Brazil – 0.0%

Vale Overseas Ltd. 6.88%, 11/21/36	10,000	13,207

Canada – 0.7%

Bank of Montreal
2.35%, 9/11/22(b)	94,000	96,124
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(b)(c)	49,000	52,852

Bank of Nova Scotia (The)
3.13%, 4/20/21	5,000	5,094
2.45%, 9/19/22	48,000	49,258

Brookfield Finance, Inc.
3.90%, 1/25/28(b)	18,000	20,013
4.70%, 9/20/47	5,000	6,190

Canadian Natural Resources Ltd. 3.45%, 11/15/21	18,000	18,506

Cenovus Energy, Inc.
5.25%, 6/15/37	28,000	29,934
6.75%, 11/15/39	18,000	22,297

Kinross Gold Corp. 4.50%, 7/15/27	5,000	5,447

Magna International, Inc. 3.63%, 6/15/24(b)	5,000	5,438

Methanex Corp. 4.25%, 12/1/24	23,000	24,516

Nexen, Inc. 6.40%, 5/15/37(b)	25,000	36,773

Nutrien Ltd.
3.15%, 10/1/22	18,000	18,688
5.63%, 12/1/40	5,000	6,425
5.25%, 1/15/45	18,000	22,606

Rogers Communications, Inc. 3.00%, 3/15/23	48,000	50,154

TELUS Corp. 4.60%, 11/16/48	5,000	6,444

TransCanada PipeLines Ltd.
4.25%, 5/15/28(b)	19,000	21,302
4.63%, 3/1/34	28,000	32,853
5.85%, 3/15/36	29,000	37,699

Total Canada		568,613

Colombia – 0.1%

Ecopetrol S.A. 5.88%, 9/18/23	94,000	104,261

France – 0.0%

Sanofi 3.63%, 6/19/28(b)	5,000	5,754

Total Capital International S.A. 3.46%, 7/12/49	20,000	21,847

Total France		27,601

Japan – 0.2%

Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	5,000	5,142
3.76%, 7/26/23	54,000	57,834
3.78%, 3/2/25(b)	5,000	5,483
3.68%, 2/22/27	18,000	19,890

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21(b)	$10,000	$10,114
2.63%, 7/14/26(b)	10,000	10,451
3.35%, 10/18/27(b)	23,000	25,233
3.20%, 9/17/29	50,000	53,083

Total Japan		187,230

Mexico – 0.2%

Petroleos Mexicanos
5.50%, 1/21/21	10,000	10,190
6.50%, 3/13/27	10,000	10,518
6.63%, 6/15/35(b)	10,000	10,039
6.38%, 1/23/45(b)	10,000	9,397
6.75%, 9/21/47	20,000	19,154
6.35%, 2/12/48	20,000	18,657
7.69%, 1/23/50(d)	30,000	31,355
6.95%, 1/28/60(d)	25,000	24,094

Total Mexico		133,404

Netherlands – 0.2%

Cooperatieve Rabobank UA
3.88%, 2/8/22	9,000	9,427
5.25%, 5/24/41(b)	24,000	34,544

Shell International Finance B.V.
3.40%, 8/12/23	47,000	50,132
5.50%, 3/25/40	27,000	37,499

Total Netherlands		131,602

Norway – 0.2%

Equinor ASA
3.15%, 1/23/22	19,000	19,653
2.45%, 1/17/23	56,000	57,702
2.65%, 1/15/24(b)	5,000	5,228
3.70%, 3/1/24	5,000	5,425
3.63%, 9/10/28(b)	24,000	27,120
5.10%, 8/17/40(b)	19,000	25,398

Total Norway		140,526

Peru – 0.0%

Southern Copper Corp. 6.75%, 4/16/40	5,000	6,884

Spain – 0.1%

Telefonica Emisiones S.A. 7.05%, 6/20/36(b)	9,000	12,989

Telefonica Europe B.V. 8.25%, 9/15/30(b)	47,000	69,525

Total Spain		82,514

Switzerland – 0.0%

Novartis Capital Corp.
2.40%, 5/17/22	5,000	5,127
3.70%, 9/21/42	15,000	17,855

Syngenta Finance N.V. 3.13%, 3/28/22	19,000	19,380

Total Switzerland		42,362

United Kingdom – 1.3%

Barclays PLC 4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(b)(c)	200,000	213,073

BP Capital Markets PLC
3.54%, 11/4/24	5,000	5,427
3.28%, 9/19/27	24,000	25,819

British Telecommunications PLC 9.63%, 12/15/30	9,000	14,269

CNH Industrial N.V. 4.50%, 8/15/23	95,000	103,490

HSBC Holdings PLC
5.10%, 4/5/21	95,000	98,409
4.00%, 3/30/22	71,000	74,165
4.38%, 11/23/26	200,000	217,502
7.63%, 5/17/32	24,000	33,510

Janus Capital Group, Inc. 4.88%, 8/1/25	18,000	20,141

Reynolds American, Inc.
7.25%, 6/15/37	23,000	30,463
5.85%, 8/15/45	10,000	11,972

Royal Bank of Scotland Group PLC
6.13%, 12/15/22	23,000	25,110
6.00%, 12/19/23	23,000	25,769
5.13%, 5/28/24	100,000	109,541

Unilever Capital Corp. 5.90%, 11/15/32	5,000	7,059

Vodafone Group PLC
4.38%, 2/19/43	84,000	96,881
5.25%, 5/30/48(b)	30,000	37,875

Total United Kingdom		1,150,475
TOTAL FOREIGN CORPORATE BONDS (Cost: $2,859,843)		3,111,534

FOREIGN GOVERNMENT AGENCIES – 1.3%

Austria – 0.0%

Oesterreichische Kontrollbank AG 2.38%, 10/1/21	9,000	9,185

Canada – 0.6%

Export Development Canada
1.75%, 7/21/20	10,000	10,022
2.50%, 1/24/23	10,000	10,439

Province of Alberta Canada 3.30%, 3/15/28	95,000	108,857

Province of British Columbia Canada 2.00%, 10/23/22	10,000	10,271

Province of New Brunswick Canada 3.63%, 2/24/28	20,000	23,250

Province of Ontario Canada
2.50%, 9/10/21	10,000	10,210
2.25%, 5/18/22	10,000	10,255
3.20%, 5/16/24	10,000	10,850
2.50%, 4/27/26	80,000	86,070

Province of Quebec Canada
3.50%, 7/29/20	9,000	9,075

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value
2.63%, 2/13/23	$9,000	$9,420
2.88%, 10/16/24, Series QO	105,000	113,471
7.50%, 9/15/29, Series PD	56,000	85,271

Total Canada		497,461

Germany – 0.4%

Kreditanstalt fuer Wiederaufbau
2.75%, 7/15/20	28,000	28,151
1.50%, 6/15/21	188,000	189,122
2.38%, 8/25/21	9,000	9,186
2.13%, 6/15/22(b)	9,000	9,230
2.13%, 1/17/23	33,000	34,055
2.50%, 11/20/24	33,000	35,258

Landwirtschaftliche Rentenbank 2.25%, 10/1/21	9,000	9,177

Total Germany		314,179

Japan – 0.3%

Japan International Cooperation Agency 2.13%, 10/20/26	250,000	260,853
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $991,029)		1,081,678

FOREIGN GOVERNMENT OBLIGATIONS – 1.0%

Hungary – 0.1%

Hungary Government International Bond
6.38%, 3/29/21	24,000	25,165
5.38%, 3/25/24	18,000	20,446

Total Hungary		45,611

Italy – 0.1%

Republic of Italy Government International Bond 5.38%, 6/15/33	81,000	100,657

Mexico – 0.2%

Mexico Government International Bond
4.00%, 10/2/23	107,000	114,535
5.75%, 10/12/2110	18,000	22,742

Total Mexico		137,277

Panama – 0.0%

Panama Government International Bond 8.88%, 9/30/27	19,000	27,391

Peru – 0.0%

Peruvian Government International Bond 4.13%, 8/25/27	19,000	21,762

Philippines – 0.3%

Philippine Government International Bond 3.95%, 1/20/40	200,000	243,045

Poland – 0.2%

Republic of Poland Government International Bond
5.13%, 4/21/21	74,000	76,978
3.00%, 3/17/23	24,000	25,002
3.25%, 4/6/26	47,000	50,911

Total Poland		152,891

Uruguay – 0.1%

Uruguay Government International Bond
5.10%, 6/18/50	78,000	98,451
4.98%, 4/20/55	24,000	29,843

Total Uruguay		128,294
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $760,985)		856,928

SUPRANATIONAL BONDS – 0.9%

Asian Development Bank
2.25%, 1/20/21	42,000	42,399
2.75%, 3/17/23	9,000	9,486
2.00%, 1/22/25	5,000	5,230

Corporacion Andina de Fomento 4.38%, 6/15/22	5,000	5,326

Council of Europe Development Bank 1.63%, 3/16/21	25,000	25,123

European Investment Bank
1.38%, 6/15/20	71,000	70,993
2.25%, 3/15/22	14,000	14,359
2.25%, 8/15/22	9,000	9,283
2.50%, 3/15/23(b)	141,000	147,406
3.25%, 1/29/24	14,000	15,225
2.38%, 5/24/27	94,000	102,386

Inter-American Development Bank
1.75%, 9/14/22	141,000	143,896
2.50%, 1/18/23	9,000	9,389

International Bank for Reconstruction & Development
2.13%, 2/13/23	5,000	5,170
2.50%, 11/25/24, Series GDIF	14,000	14,960
2.13%, 3/3/25, Series GDIF	50,000	52,610
2.50%, 7/29/25, Series GDIF	14,000	15,071

2.50%, 11/22/27, Series GDIF	39,000	42,937
TOTAL SUPRANATIONAL BONDS (Cost: $693,334)		731,249

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%

United States – 1.9%

Bank 3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	117,071

Benchmark Mortgage Trust 4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	69,880

CFCRE Commercial Mortgage Trust 3.83%, 12/15/47, Series 2011-C2, Class A4	82,887	85,112

Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	46,901	48,801
2.87%, 2/10/48, Series 2015-DC1, Class A2	11,203	11,199

CSAIL Commercial Mortgage Trust 4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	110,339

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.87%, 12/25/21, Series K017, Class A2	91,081	93,008
2.48%, 3/25/25, Series K049, Class A1	13,484	13,922
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	78,334
3.69%, 1/25/29, Series K088, Class A2	115,000	133,599
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	86,024

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 29, 2020

Investments	Principal Amount	Value

Federal National Mortgage Association Alternative Credit Enhancement Securities
3.21%, 7/25/23, Series 2014-M1, Class A2^(c)	$98,486	$103,577
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	60,074
2.48%, 12/25/26, Series 2017-M3, Class A2^(c)	45,000	48,050
3.05%, 3/25/28, Series 2018-M4, Class A2^(c)	25,000	27,651
3.05%, 3/25/28, Series 2018-M7, Class A2^(c)	145,000	160,857
2.99%, 2/25/30, Series 2018-M3, Class A1^(c)	24,356	26,281

JPMBB Commercial Mortgage Securities Trust 4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	54,632

Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	109,838
3.46%, 12/15/49, Series 2016-C32, Class A3	100,000	110,265

WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	108,388
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,535,103)		1,656,902

MUNICIPAL BONDS – 0.5%

United States – 0.5%

Bay Area Toll Authority 7.04%, 4/1/50, Series S1-SUB	25,000	46,202

New Jersey Transportation Trust Fund Authority 5.75%, 12/15/28, Series C	45,000	53,956

Port Authority of New York & New Jersey 4.81%, 10/15/65, Series 192	25,000	37,022

State of California 7.55%, 4/1/39	115,000	197,729

Texas Transportation Commission State Highway Fund 5.18%, 4/1/30, Series B-BUILD	50,000	63,646
TOTAL MUNICIPAL BONDS (Cost: $341,728)		398,555

ASSET-BACKED SECURITIES – 0.3%

United States – 0.3%

Americredit Automobile Receivables Trust 3.07%, 12/19/22, Series 2018-1, Class A3	25,671	25,866

BMW Vehicle Owner Trust 2.51%, 6/25/24, Series 2018-A, Class A4	10,000	10,184

CarMax Auto Owner Trust 2.64%, 6/15/23, Series 2018-1, Class A4	29,000	29,681

Discover Card Execution Note Trust 3.11%, 1/16/24, Series 2018-A4, Class A4	30,000	30,767

Ford Credit Auto Lease Trust 2.22%, 10/15/22, Series 2019-B, Class A3	20,000	20,241

GM Financial Consumer Automobile Receivables Trust
2.46%, 7/17/23, Series 2018-1, Class A4	20,000	20,358
2.65%, 2/16/24, Series 2019-2, Class A3	20,000	20,341

Mercedes-Benz Auto Lease Trust 2.51%, 10/16/23, Series 2018-A, Class A4	20,000	20,049

World Financial Network Credit Card Master Trust 3.07%, 12/16/24, Series 2018-A, Class A	67,000	68,083
TOTAL ASSET-BACKED SECURITIES (Cost: $240,749)		245,570

REPURCHASE AGREEMENT – 2.0%

United States – 2.0%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/20 (tri-party custodian: The Bank of New York Mellon Corp.), 1.61% due 3/2/20; Proceeds at maturity – $1,698,728 (fully collateralized by Fannie Mae Pool, 3.00% – 5.00% due 9/1/25 – 11/1/49, and Freddie Mac Pool, 3.00% due 2/1/50; Market value including accrued interest – $1,783,425)

(Cost: $1,698,500)	1,698,500	1,698,500

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.6%

United States – 4.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%(e)
(Cost: $3,982,803)(f)	3,982,803	3,982,803

TOTAL INVESTMENTS IN SECURITIES – 106.1% (Cost: $84,667,393)		90,952,701

Other Assets less Liabilities – (6.1)%		(5,233,969)

NET ASSETS – 100.0%		$85,718,732
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)	Security, or portion thereof, was on loan at February 29, 2020 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 29, 2020 on securities with variable or step rates.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of February 29, 2020.

(f)

At February 29, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,906,215 and the total market value of the collateral held by the Fund was $4,023,445. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $40,642.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	199	6/30/20	$(43,447,297)	$(172,883)
5 Year U.S. Treasury Note	273	6/30/20	(33,510,750)	(392,152)
U.S. Treasury Ultra Long Term Bond	42	6/19/20	(8,715,000)	(236,235)
Ultra 10 Year U.S. Treasury Note	69	6/19/20	(10,365,094)	(199,553)
			$(96,038,141)	$(1,000,823)
†	As of February 29, 2020, deposits at broker for futures contracts of $618,476 included cash collateral of $894,154 and previously settled variation margin losses on open futures contracts of $275,678.

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 29, 2020

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – 4.8%

United States – 4.8%

Sofi Consumer Loan Program Trust
4.73%, 1/26/26, Series 2017-1, Class B(a)	$230,000	$237,296
3.65%, 2/25/27, Series 2018-1, Class B(a)	250,000	257,845
3.79%, 4/26/27, Series 2018-2, Class B(a)	375,000	386,922
4.02%, 8/25/27, Series 2018-3, Class B(a)	100,000	103,986
TOTAL ASSET-BACKED SECURITIES (Cost: $975,832)		986,049

COLLATERALIZED LOAN OBLIGATIONS – 6.1%

Cayman Islands – 6.1%

BDS Ltd. 4.28%, 2/16/37, Series 2020-FL5, Class D, (1-month U.S. dollar London Interbank Offered Rate + 2.50%)(a)(b)	300,000	300,800

LCM 28 Ltd. 3.97%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)	400,000	400,713

Magnetite XXIII Ltd. 5.47%, 10/25/32, Series 2019-23A, Class D, (3-month U.S. dollar London Interbank Offered Rate + 3.60%)(a)(b)	250,000	251,306

Neuberger Berman Loan Advisers Ltd. 4.47%, 1/19/32, Series 2019-32A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.65%)(a)(b)	300,000	301,138
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,238,468)		1,253,957

COLLATERALIZED MORTGAGE OBLIGATIONS – 28.9%

CSMC Trust 3.97%, 10/25/44, Series 2014-WIN2, Class B1^(a)(b)	263,249	278,940

Federal Home Loan Mortgage Corp. REMIC 5.00%, 4/15/40, Series 3658, Class CZ	343,008	424,895

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 3.93%, 9/25/30, Series 2018-HQA1, Class M2, (1-month U.S. dollar London Interbank Offered Rate + 2.30%)(b)	200,000	202,078

Federal Home Loan Mortgage Corporation REMIC
4.00%, 1/15/41, Series 4179, Class AZ	659,060	747,543
3.00%, 5/15/43, Series 4322, Class DJ	253,463	266,699

Federal National Mortgage Association REMIC
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	110,753
6.00%, 7/25/36, Series 2006-62, Class PZ	120,091	181,683
5.00%, 4/25/37, Series 2007-26, Class JZ	384,537	434,338
5.00%, 11/25/39, Series 2009-89, Class PH	118,000	141,496
5.00%, 6/25/41, Series 2011-52, Class GB	286,272	327,030
4.50%, 9/15/42, Series 4671, Class JM	404,138	427,861
3.00%, 2/25/43, Series 2013-1, Class JZ	430,177	446,525

Government National Mortgage Association
5.50%, 4/20/37, Series 2007-24, Class PC	129,060	141,927
2.16%, 7/20/64, Series 2014-H16, Class FL, (1-month U.S. dollar London Interbank Offered Rate + 0.47%)(b)	1,137,338	1,137,170

JP Morgan Mortgage Trust
3.66%, 5/25/45, Series 2015-3, Class B3^(a)(b)	226,343	236,277
4.56%, 5/25/50, Series 2019-INV3, Class B3^(a)(b)	230,695	253,239

Sequoia Mortgage Trust 4.00%, 2/25/48, Series 2018-CH1, Class A1^(a)(b)	169,591	174,797
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $5,768,721)		5,933,251

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.7%

United States – 5.7%

Benchmark Mortgage Trust 2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	338,830

Cantor Commercial Real Estate Lending 2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	219,997

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 3.70%, 3/25/28, Series K077, Class A1	480,879	535,134

Wells Fargo Commercial Mortgage Trust 0.84%, 12/15/52, Series 2019-C54, Class XA, IO^(b)(c)	1,099,546	77,241
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,134,125)		1,171,202

U.S. GOVERNMENT AGENCIES – 54.1%

Federal Home Loan Mortgage Corporation – 9.1%
4.00%, 1/1/42	467,650	507,686
3.50%, 8/1/46	555,905	593,782
3.50%, 9/1/47	710,857	759,180

Total Federal Home Loan Mortgage Corporation		1,860,648

Federal National Mortgage Association – 40.6%
4.00%, 11/1/43	664,922	724,672
4.00%, 5/1/47	575,846	629,010
4.00%, 12/1/47	494,400	539,284
4.00%, 10/1/48	1,871,968	2,026,710
3.50%, 9/1/49	365,302	379,447
3.00%, 11/1/49	1,937,589	1,997,676
3.00%, 3/1/50	1,000,000	1,032,109
3.50%, 3/1/50	950,000	991,915

Total Federal National Mortgage Association		8,320,823

Government National Mortgage Association – 4.4%
3.50%, 7/20/47	852,912	914,775
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $10,914,921)		11,096,246

TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $20,032,067)		20,440,705

Other Assets less Liabilities – 0.4%		73,461

NET ASSETS – 100.0%		$20,514,166

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 29, 2020

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of February 29, 2020 on securities with variable or step rates.

(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	2	6/19/20	$(269,500)	$(4,405)
U.S. Treasury Long Bond	1	6/19/20	(170,250)	—
			$(439,750)	$(4,405)

Long Exposure
5 Year U.S. Treasury Note	2	6/30/20	$245,500	$3,000
			$245,500	$3,000
Total – Net			$(194,250)	$(1,405)
†	As of February 29, 2020, deposits at broker for futures contracts of $1,317 included cash collateral of $1,782 and previously settled variation margin losses on open futures contracts of $465.

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 29, 2020

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 87.0%

United States – 87.0%

Acadia Healthcare Co., Inc. 5.13%, 7/1/22	$16,000	$16,045
5.63%, 2/15/23	50,000	50,479

Acrisure LLC 8.13%, 2/15/24(a)	42,000	44,874

ADT Security Corp. (The) 6.25%, 10/15/21	50,000	52,227
3.50%, 7/15/22	51,000	51,015
4.13%, 6/15/23	42,000	42,823

Advanced Micro Devices, Inc. 7.50%, 8/15/22	40,000	44,938

AECOM 5.88%, 10/15/24	75,000	82,469

AES Corp. 4.00%, 3/15/21	40,000	40,131
4.50%, 3/15/23	16,000	15,954
4.88%, 5/15/23	45,000	44,678

Ahern Rentals, Inc. 7.38%, 5/15/23(a)	13,000	10,096

Air Medical Group Holdings, Inc. 6.38%, 5/15/23(a)	23,000	22,032

AK Steel Corp. 7.50%, 7/15/23	11,000	11,408

Albertsons Cos. LLC 6.63%, 6/15/24	76,000	78,279

Aleris International, Inc. 10.75%, 7/15/23(a)	11,000	11,377

Allegheny Technologies, Inc. 7.88%, 8/15/23	13,000	13,816

Ally Financial, Inc. 7.50%, 9/15/20	23,000	23,728

AMC Networks, Inc. 5.00%, 4/1/24(b)	66,000	66,495

American Airlines Group, Inc. 5.00%, 6/1/22(a)	76,000	76,325

American Midstream Partners L.P. 9.50%, 12/15/21(a)	41,000	40,709

AmeriGas Partners L.P. 5.63%, 5/20/24	59,000	61,489

AMN Healthcare, Inc. 5.13%, 10/1/24(a)	50,000	51,396

Anixter, Inc. 5.13%, 10/1/21	71,000	73,799
5.50%, 3/1/23	16,000	16,967

Antero Midstream Partners L.P. 5.38%, 9/15/24	110,000	83,875

Antero Resources Corp. 5.38%, 11/1/21(b)	41,000	34,365
5.13%, 12/1/22(b)	39,000	24,249
5.63%, 6/1/23	28,000	15,190

Apex Tool Group LLC 9.00%, 2/15/23(a)(b)	16,000	13,873

APX Group, Inc. 8.75%, 12/1/20(b)	26,000	26,056
7.88%, 12/1/22	67,000	68,172
7.63%, 9/1/23(b)	35,000	33,352

Archrock Partners L.P. 6.00%, 10/1/22	11,000	11,020

Arconic, Inc. 6.15%, 8/15/20 74,000 75,148
5.40%, 4/15/21	39,000	39,449
5.13%, 10/1/24	100,000	107,369

Ascent Resources Utica Holdings LLC 10.00%, 4/1/22(a)	67,000	57,266

Ashland LLC 4.75%, 8/15/22(b)	12,000	12,510

Avantor, Inc. 6.00%, 10/1/24(a)	60,000	63,100

Ball Corp. 4.00%, 11/15/23(b)	77,000	79,313

Bausch Health Cos., Inc.
6.50%, 3/15/22(a)	42,000	42,628
5.50%, 3/1/23(a)	23,000	23,038
7.00%, 3/15/24(a)	99,000	102,135
BCD Acquisition, Inc. 9.63%, 9/15/23(a)	39,000	40,462

Berry Global, Inc. 5.50%, 5/15/22	18,000	18,135
5.13%, 7/15/23	61,000	61,182

Blue Cube Spinco LLC 9.75%, 10/15/23	35,000	36,935

Blue Racer Midstream LLC 6.13%, 11/15/22(a)(b)	37,000	33,893

Brinker International, Inc. 3.88%, 5/15/23	16,000	16,040

Bruin E&P Partners LLC 8.88%, 8/1/23(a)	23,000	12,257

Buckeye Partners L.P. 6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(b)(c)	16,000	12,855

C&S Group Enterprises LLC 5.38%, 7/15/22(a)(b)	14,000	14,246

Cablevision Systems Corp. 5.88%, 9/15/22	53,000	55,752

California Resources Corp. 8.00%, 12/15/22(a)	115,000	26,162

Callon Petroleum Co. 6.25%, 4/15/23	42,000	35,595
6.13%, 10/1/24	25,000	19,943

Calpine Corp. 5.50%, 2/1/24(b)	64,000	63,041

Calumet Specialty Products Partners L.P. 7.63%, 1/15/22(b)	43,000	42,664
7.75%, 4/15/23	15,000	14,444

Carpenter Technology Corp. 4.45%, 3/1/23	33,000	35,052

Carvana Co. 8.88%, 10/1/23(a)	16,000	16,600

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 29, 2020

Investments	Principal Amount	Value

CBL & Associates L.P. 4.60%, 10/15/24	$25,000	$10,698

CCO Holdings LLC 4.00%, 3/1/23(a)(b)	68,000	68,849
5.13%, 5/1/23(a)	86,000	87,186
5.88%, 4/1/24(a)	100,000	102,928

CDK Global, Inc. 5.00%, 10/15/24	25,000	27,167

CEC Entertainment, Inc. 8.00%, 2/15/22	45,000	43,777

Centene Corp. 4.75%, 1/15/25	75,000	77,022

Century Aluminum Co. 7.50%, 6/1/21(a)	16,000	15,926

CenturyLink, Inc. 5.63%, 4/1/20, Series V	41,000	41,126
6.45%, 6/15/21, Series S	51,000	53,012
5.80%, 3/15/22, Series T	56,000	58,502
6.75%, 12/1/23, Series W	62,000	68,311
7.50%, 4/1/24, Series Y	66,000	73,893

CF Industries, Inc. 3.45%, 6/1/23(b)	71,000	72,066

Chemours Co. (The) 6.63%, 5/15/23	85,000	82,389

Chesapeake Energy Corp. 11.50%, 1/1/25(a)	100,000	57,250

Cincinnati Bell, Inc. 7.00%, 7/15/24(a)	25,000	26,343

CIT Group, Inc. 4.13%, 3/9/21	33,000	33,390
5.00%, 8/15/22	39,000	40,873
5.00%, 8/1/23	43,000	45,831
4.75%, 2/16/24(b)	50,000	53,187

CITGO Petroleum Corp. 6.25%, 8/15/22(a)	38,000	38,095

Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24(a)(b)	104,000	110,803

Clearwater Paper Corp. 4.50%, 2/1/23(b)	6,000	6,045

Cleaver-Brooks, Inc. 7.88%, 3/1/23(a)(b)	13,000	12,843

Cleveland-Cliffs, Inc. 4.88%, 1/15/24(a)(b)	14,000	13,866

CNX Resources Corp. 5.88%, 4/15/22	74,000	68,361

Cogent Communications Group, Inc. 5.38%, 3/1/22(a)	12,000	12,334

Colfax Corp. 6.00%, 2/15/24(a)	59,000	61,280

Commercial Metals Co. 4.88%, 5/15/23	16,000	16,578

CommScope, Inc. 5.00%, 6/15/21(a)	2,000	2,006
5.50%, 3/1/24(a)	64,000	65,260

Community Health Systems, Inc. 6.25%, 3/31/23	216,000	214,920
9.88%, 6/30/23(a)(c)	74,000	70,338
8.63%, 1/15/24(a)	34,000	35,424

Consolidated Communications, Inc. 6.50%, 10/1/22(b)	13,000	12,545

CoreCivic, Inc. 4.63%, 5/1/23	33,000	33,155

CPG Merger Sub LLC 8.00%, 10/1/21(a)	21,000	21,113

Crestwood Midstream Partners L.P. 6.25%, 4/1/23	68,000	64,755

Crown Americas LLC 4.50%, 1/15/23	41,000	41,676

CSC Holdings LLC 5.25%, 6/1/24(b)	75,000	81,156

CSI Compressco L.P. 7.25%, 8/15/22	16,000	14,435

CVR Partners L.P. 9.25%, 6/15/23(a)(b)	39,000	39,861

DaVita, Inc. 5.13%, 7/15/24	76,000	77,108

DCP Midstream Operating L.P. 5.35%, 3/15/20(a)	38,000	38,048
4.95%, 4/1/22	11,000	11,223
3.88%, 3/15/23	18,000	18,090
5.85%, 5/21/43, (5.85% fixed rate until 5/21/23; 3-month U.S. dollar London Interbank Offered Rate + 3.85% thereafter)(a)(b)(c)	28,000	25,296

Dell, Inc. 4.63%, 4/1/21	16,000	16,210

Denbury Resources, Inc. 9.00%, 5/15/21(a)	32,000	28,072
9.25%, 3/31/22(a)	33,000	26,493
7.75%, 2/15/24(a)	40,000	22,421

Diamond Offshore Drilling, Inc. 3.45%, 11/1/23	36,000	25,521

Diamond Resorts International, Inc. 7.75%, 9/1/23(a)	63,000	63,157

DISH DBS Corp. 5.13%, 5/1/20	61,000	61,240
6.75%, 6/1/21	164,000	170,122
5.88%, 7/15/22	90,000	94,071
5.00%, 3/15/23	17,000	17,150

Diversified Healthcare Trust 4.75%, 5/1/24	38,000	40,632

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/23(a)	11,000	11,142

DriveTime Automotive Group, Inc. 8.00%, 6/1/21(a)	11,000	10,993

Edgewell Personal Care Co. 4.70%, 5/19/21	50,000	50,700
4.70%, 5/24/22	50,000	51,319

EIG Investors Corp. 10.88%, 2/1/24	24,000	25,135

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 29, 2020

Investments	Principal Amount	Value

Elanco Animal Health, Inc. 4.66%, 8/27/21	$33,000	$34,615
5.02%, 8/28/23	62,000	66,451

EMC Corp. 2.65%, 6/1/20	28,000	27,943
3.38%, 6/1/23	183,000	183,867

Encompass Health Corp. 5.13%, 3/15/23	13,000	13,070

Energy Transfer Operating L.P. 6.25%, 2/15/23, Series A, (6.25% fixed rate until 2/15/23; 3-month U.S. dollar London Interbank Offered Rate + 4.028% thereafter)(b)(c)(d)	50,000	44,663

Energy Ventures Gom LLC 11.00%, 2/15/23(a)	16,000	15,887

Enerpac Tool Group Corp. 5.63%, 6/15/22	16,000	16,125

EnerSys 5.00%, 4/30/23(a)	26,000	27,289

EnLink Midstream Partners L.P. 4.40%, 4/1/24	54,000	49,422

Enova International, Inc. 8.50%, 9/1/24(a)	25,000	23,615

Enterprise Development Authority (The) 12.00%, 7/15/24(a)	35,000	40,177

Exela Intermediate LLC 10.00%, 7/15/23(a)	41,000	13,838

Extraction Oil & Gas, Inc. 7.38%, 5/15/24(a)	17,000	5,900

Ferrellgas L.P. 6.50%, 5/1/21(b)	16,000	13,806
6.75%, 1/15/22	11,000	9,271
6.75%, 6/15/23	11,000	9,208

Foresight Energy LLC 11.50%, 4/1/23(a)(e)	28,000	1,050

Forestar Group, Inc. 8.00%, 4/15/24(a)	17,000	18,473

Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/22(a)	42,000	42,160

Forum Energy Technologies, Inc. 6.25%, 10/1/21	11,000	9,272

Freeport-McMoRan, Inc. 3.55%, 3/1/22	97,000	98,036
3.88%, 3/15/23	125,000	125,923

Fresh Market, Inc. (The) 9.75%, 5/1/23(a)	35,000	16,557

Frontier Communications Corp. 8.75%, 4/15/22	33,000	15,603
10.50%, 9/15/22	92,000	42,004
7.13%, 1/15/23	12,000	5,580

FS Energy & Power Fund 7.50%, 8/15/23(a)	35,000	36,167

FTS International, Inc. 6.25%, 5/1/22	26,000	17,347

GameStop Corp. 6.75%, 3/15/21(a)(b)	16,000	15,165

Genesis Energy L.P. 6.00%, 5/15/23	16,000	15,247

Genworth Holdings, Inc. 7.20%, 2/15/21(b)	24,000	24,310
7.63%, 9/24/21(b)	41,000	42,192
4.80%, 2/15/24(b)	21,000	20,423

GEO Group, Inc. (The) 5.13%, 4/1/23(b)	16,000	15,163

Gogo Intermediate Holdings LLC 9.88%, 5/1/24(a)	71,000	72,369

Graphic Packaging International LLC 4.88%, 11/15/22	66,000	68,991

Great Lakes Dredge & Dock Corp. 8.00%, 5/15/22	33,000	34,614

Grinding Media, Inc. 7.38%, 12/15/23(a)	64,000	63,340

Guitar Center, Inc. 9.50%, 10/15/21(a)	40,000	38,378

Gulfport Energy Corp. 6.00%, 10/15/24	25,000	8,375

Hanesbrands, Inc. 4.63%, 5/15/24(a)	44,000	46,072

HCA Healthcare, Inc. 6.25%, 2/15/21	45,000	46,774

HCA, Inc. 7.50%, 2/15/22	84,000	92,986
5.88%, 5/1/23	54,000	59,108

Hecla Mining Co. 6.88%, 5/1/21	23,000	23,102

Hertz Corp. (The) 7.63%, 6/1/22(a)	13,000	13,130
5.50%, 10/15/24(a)	50,000	47,971

HighPoint Operating Corp. 7.00%, 10/15/22(b)	11,000	9,601

Hillman Group, Inc. (The) 6.38%, 7/15/22(a)	13,000	11,696

Hilton Domestic Operating Co., Inc. 4.25%, 9/1/24	75,000	75,468

Hughes Satellite Systems Corp. 7.63%, 6/15/21	49,000	51,689

Icahn Enterprises L.P. 4.75%, 9/15/24(a)	100,000	102,125

Immucor, Inc. 11.13%, 2/15/22(a)	13,000	12,907

Ingram Micro, Inc. 5.00%, 8/10/22	16,000	16,301

Iron Mountain, Inc. 4.38%, 6/1/21(a)	37,000	36,954

iStar, Inc. 5.25%, 9/15/22	16,000	16,325

Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(a)	35,000	36,400

K Hovnanian Enterprises, Inc. 10.00%, 11/15/25(a)	51,000	37,357

KB Home 7.50%, 9/15/22	37,000	41,637
7.63%, 5/15/23	16,000	18,007

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 29, 2020

Investments	Principal Amount	Value

Kenan Advantage Group, Inc. (The) 7.88%, 7/31/23(a)(b)	$40,000	$39,517

Kennedy-Wilson, Inc. 5.88%, 4/1/24	66,000	67,238

KGA Escrow LLC 7.50%, 8/15/23(a)	12,000	12,455

L Brands, Inc. 5.63%, 2/15/22(b)	31,000	32,531
5.63%, 10/15/23	15,000	16,194

Ladder Capital Finance Holdings LLLP 5.88%, 8/1/21(a)	12,000	12,140
5.25%, 3/15/22(a)	31,000	31,697

Lamb Weston Holdings, Inc. 4.63%, 11/1/24(a)	50,000	52,105

Lee Enterprises, Inc. 9.50%, 3/15/22(a)(b)	13,000	13,033

Lennar Corp. 6.63%, 5/1/20	33,000	33,260
8.38%, 1/15/21	20,000	20,930
4.75%, 4/1/21	11,000	11,199
6.25%, 12/15/21	25,000	26,229
4.13%, 1/15/22(b)	38,000	38,882
4.75%, 11/15/22	33,000	34,591
4.88%, 12/15/23	43,000	45,992
4.50%, 4/30/24	30,000	31,925

Level 3 Financing, Inc. 5.63%, 2/1/23(b)	50,000	50,312
5.13%, 5/1/23	33,000	33,151

Lexmark International, Inc. 7.13%, 3/15/20	16,000	15,975

Lions Gate Capital Holdings LLC 6.38%, 2/1/24(a)	27,000	26,527
5.88%, 11/1/24(a)	50,000	48,506

Lonestar Resources America, Inc. 11.25%, 1/1/23(a)	16,000	10,520

Louisiana-Pacific Corp. 4.88%, 9/15/24	35,000	35,802

LSB Industries, Inc. 9.63%, 5/1/23(a)	42,000	42,403

LSC Communications, Inc. 8.75%, 10/15/23(a)	13,000	7,177

LTF Merger Sub, Inc. 8.50%, 6/15/23(a)	16,000	16,217

Mack-Cali Realty L.P. 3.15%, 5/15/23	11,000	11,090

Mallinckrodt International Finance S.A. 4.88%, 4/15/20(a)	37,000	34,713
4.75%, 4/15/23	40,000	19,200

Martin Midstream Partners L.P. 7.25%, 2/15/21	13,000	12,063

MasTec, Inc. 4.88%, 3/15/23	11,000	11,041

Mattel, Inc. 3.15%, 3/15/23(b)	11,000	10,867

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/24(a)(b)	89,000	88,861

McGraw-Hill Global Education Holdings LLC 7.88%, 5/15/24(a)(b)	17,000	14,500

MDC Holdings, Inc. 5.50%, 1/15/24	40,000	43,517

MDC Partners, Inc. 6.50%, 5/1/24(a)	67,000	61,305

MEDNAX, Inc. 5.25%, 12/1/23(a)	60,000	58,850

Meritage Homes Corp. 7.00%, 4/1/22	40,000	43,412

Meritor, Inc. 6.25%, 2/15/24(b)	54,000	55,448

MGIC Investment Corp. 5.75%, 8/15/23	28,000	30,672

MGM Growth Properties Operating Partnership L.P. 5.63%, 5/1/24	54,000	58,568

MGM Resorts International 7.75%, 3/15/22	55,000	60,185
6.00%, 3/15/23	90,000	97,050

Midas Intermediate Holdco II LLC 7.88%, 10/1/22(a)	39,000	37,574

Molina Healthcare, Inc. 5.38%, 11/15/22	37,000	38,572

Montage Resources Corp. 8.88%, 7/15/23(b)	40,000	29,288

MPT Operating Partnership L.P. 5.50%, 5/1/24	42,000	42,787

Nabors Industries, Inc. 5.00%, 9/15/20	5,000	5,027
4.63%, 9/15/21	3,000	2,992

Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/23(a)	61,000	63,549

Navient Corp. 8.00%, 3/25/20	23,000	23,120
5.00%, 10/26/20	37,000	37,401
5.88%, 3/25/21	39,000	39,868
6.63%, 7/26/21	28,000	28,890
7.25%, 1/25/22	56,000	59,040
6.50%, 6/15/22	40,000	41,800
5.50%, 1/25/23	39,000	39,975
7.25%, 9/25/23	23,000	24,782
6.13%, 3/25/24(b)	39,000	40,365

Netflix, Inc. 5.38%, 2/1/21(b)	38,000	38,845
5.75%, 3/1/24(b)	83,000	91,749

New Home Co., Inc. (The) 7.25%, 4/1/22	33,000	33,588

Newell Brands, Inc. 3.85%, 4/1/23	100,000	103,922

Newmark Group, Inc. 6.13%, 11/15/23	17,000	18,696

NextEra Energy Operating Partners L.P. 4.25%, 9/15/24(a)	75,000	75,659

NGL Energy Partners L.P. 7.50%, 11/1/23(b)	51,000	47,302

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 29, 2020

Investments	Principal Amount	Value

Nielsen Finance LLC 4.50%, 10/1/20(b)	$16,000	$16,040
5.00%, 4/15/22(a)	126,000	125,814

Northwest Hardwoods, Inc. 7.50%, 8/1/21(a)	16,000	8,420

NortonLifeLock, Inc. 4.20%, 9/15/20(b)	41,000	41,188
3.95%, 6/15/22(b)	42,000	42,925

NuStar Logistics L.P. 4.80%, 9/1/20	64,000	64,585
6.75%, 2/1/21	16,000	16,368
4.75%, 2/1/22(b)	10,000	10,228

Oasis Petroleum, Inc. 6.88%, 3/15/22(b)	42,000	33,075
6.88%, 1/15/23(b)	33,000	25,658

Ocwen Loan Servicing LLC 8.38%, 11/15/22(a)	36,000	31,961

OI European Group B.V. 4.00%, 3/15/23(a)	16,000	16,227

Omnimax International, Inc. 12.00%, 8/15/20(a)	15,000	14,893

Ortho-Clinical Diagnostics, Inc. 6.63%, 5/15/22(a)(b)	52,000	51,724

Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22(a)	16,000	16,508
5.88%, 8/15/23(a)(b)	40,000	42,388

Oxford Finance LLC 6.38%, 12/15/22(a)	16,000	16,465

Pacific Drilling S.A. 8.38%, 10/1/23(a)(b)	35,000	27,737

Party City Holdings, Inc. 6.13%, 8/15/23(a)(b)	39,000	31,492

Pattern Energy Group, Inc. 5.88%, 2/1/24(a)	24,000	24,550

PBF Logistics L.P. 6.88%, 5/15/23	39,000	40,045

PDC Energy, Inc. 6.13%, 9/15/24(b)	60,000	56,269

Peabody Energy Corp. 6.00%, 3/31/22(a)(b)	17,000	14,569

Penske Automotive Group, Inc. 3.75%, 8/15/20	39,000	39,210

Performance Food Group, Inc. 5.50%, 6/1/24(a)	50,000	50,646

PetSmart, Inc. 7.13%, 3/15/23(a)	86,000	84,039

Pitney Bowes, Inc. 5.20%, 4/1/23(b)	34,000	34,099

Plains All American Pipeline L.P. 6.13%, 11/15/22, Series B, (6.125% fixed rate until 11/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.11% thereafter)(c)(d)	40,000	35,430

Plantronics, Inc. 5.50%, 5/31/23(a)	16,000	14,600

Polaris Intermediate Corp. 8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	61,000	52,008

PolyOne Corp. 5.25%, 3/15/23(b)	16,000	17,080

Popular, Inc. 6.13%, 9/14/23	16,000	16,827

PQ Corp. 6.75%, 11/15/22(a)	42,000	42,997

Prime Security Services Borrower LLC 5.25%, 4/15/24(a)	50,000	51,854

Pyxus International, Inc. 8.50%, 4/15/21(a)	13,000	12,578

QEP Resources, Inc. 6.88%, 3/1/21(b)	13,000	12,778
5.38%, 10/1/22(b)	16,000	14,635
5.25%, 5/1/23	24,000	21,156

Quorum Health Corp. 11.63%, 4/15/23(b)	36,000	30,885

QVC, Inc. 5.13%, 7/2/22	65,000	69,040
4.38%, 3/15/23	37,000	38,331
4.85%, 4/1/24	33,000	34,644

Qwest Corp. 6.75%, 12/1/21	16,000	16,925

Radiate Holdco LLC 6.88%, 2/15/23(a)	13,000	13,101

Range Resources Corp. 5.88%, 7/1/22	10,000	8,547
5.00%, 8/15/22(b)	17,000	13,983
5.00%, 3/15/23(b)	56,000	40,723

Realogy Group LLC 5.25%, 12/1/21(a)	74,000	74,536
4.88%, 6/1/23(a)	25,000	24,922

Revlon Consumer Products Corp. 5.75%, 2/15/21(b)	16,000	14,116

Reynolds Group Issuer, Inc. 5.13%, 7/15/23(a)	74,000	74,894

RHP Hotel Properties L.P. 5.00%, 4/15/23	29,000	29,483

Rite Aid Corp. 6.13%, 4/1/23(a)	44,000	40,425
7.50%, 7/1/25(a)	25,000	25,000

Riverbed Technology, Inc. 8.88%, 3/1/23(a)(b)	16,000	10,920

RR Donnelley & Sons Co. 6.00%, 4/1/24	12,000	12,035

Ruby Pipeline LLC 6.50%, 4/1/22(a)	24,985	25,295

Sabre GLBL, Inc. 5.25%, 11/15/23(a)	17,000	17,003

Sanchez Energy Corp. 7.25%, 2/15/23(a)(e)	16,000	9,120

SBA Communications Corp. 4.00%, 10/1/22	40,000	40,541
4.88%, 9/1/24	75,000	77,235

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 29, 2020

Investments	Principal Amount	Value

Scientific Games International, Inc. 6.63%, 5/15/21	$16,000	$16,026

Sealed Air Corp. 4.88%, 12/1/22(a)	57,000	59,298
5.25%, 4/1/23(a)	39,000	41,210

Sensata Technologies B.V. 4.88%, 10/15/23(a)(b)	18,000	19,035

SESI LLC 7.13%, 12/15/21(a)	28,000	23,030

Simmons Foods, Inc. 5.75%, 11/1/24(a)(b)	50,000	49,854

Sirius XM Radio, Inc. 3.88%, 8/1/22(a)	41,000	41,005
4.63%, 7/15/24(a)	100,000	103,303

SM Energy Co. 6.13%, 11/15/22(b)	11,000	9,876

Solera LLC 10.50%, 3/1/24(a)	112,000	118,646

Sophia L.P. 9.00%, 9/30/23(a)	18,000	18,525

Springleaf Finance Corp. 7.75%, 10/1/21	40,000	42,694
6.13%, 5/15/22(b)	61,000	64,454
5.63%, 3/15/23	37,000	38,226
8.25%, 10/1/23	28,000	32,002
6.13%, 3/15/24	51,000	53,873

Sprint Communications, Inc. 7.00%, 3/1/20(a)	42,000	42,000
7.00%, 8/15/20	61,000	62,290
11.50%, 11/15/21(b)	42,000	48,061
6.00%, 11/15/22	99,000	106,364

Sprint Corp. 7.25%, 9/15/21	25,000	26,579
7.88%, 9/15/23	120,000	137,350

Standard Industries, Inc. 5.38%, 11/15/24(a)	75,000	76,132

Starwood Property Trust, Inc. 3.63%, 2/1/21	14,000	13,918
5.00%, 12/15/21	32,000	31,713

Stericycle, Inc. 5.38%, 7/15/24(a)	50,000	52,675

Suburban Propane Partners L.P. 5.50%, 6/1/24	30,000	29,760

Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(c)	16,000	16,487
5.90%, 2/7/29, (5.90% fixed rate until 2/7/24; 5-year U.S. dollar Swap Rate + 3.379% thereafter)(c)	39,000	42,023

T-Mobile USA, Inc. 4.00%, 4/15/22	145,000	149,168

Tallgrass Energy Partners L.P. 4.75%, 10/1/23(a)	100,000	96,251

Tapstone Energy LLC 9.75%, 6/1/22(a)(e)	16,000	136

Targa Resources Partners L.P. 5.25%, 5/1/23(b)	30,000	29,991
4.25%, 11/15/23	39,000	38,485

Taylor Morrison Communities, Inc. 6.00%, 9/1/23(a)	39,000	40,406
5.63%, 3/1/24(a)	39,000	42,331

Teekay Offshore Partners L.P. 8.50%, 7/15/23(a)	33,000	32,399

Tenet Healthcare Corp. 8.13%, 4/1/22	132,000	143,250
6.75%, 6/15/23	100,000	107,668
4.63%, 7/15/24	17,000	17,036
4.63%, 9/1/24(a)	50,000	50,875

TerraForm Power Operating LLC 4.25%, 1/31/23(a)	16,000	16,300

Titan International, Inc. 6.50%, 11/30/23	59,000	45,012

TMX Finance LLC 11.13%, 4/1/23(a)(b)	15,000	13,906

Toll Brothers Finance Corp. 5.88%, 2/15/22	11,000	11,550
4.38%, 4/15/23	29,000	30,498
5.63%, 1/15/24(b)	14,000	15,406

Townsquare Media, Inc. 6.50%, 4/1/23(a)	11,000	11,142

TPC Group, Inc. 10.50%, 8/1/24(a)	50,000	50,854

TransDigm, Inc. 6.50%, 7/15/24(b)	101,000	103,483

Transocean Guardian Ltd. 5.88%, 1/15/24(a)	27,555	27,351

Transocean Sentry Ltd. 5.38%, 5/15/23(a)	27,000	26,190

TRI Pointe Group, Inc. 4.88%, 7/1/21	16,000	16,406
5.88%, 6/15/24	59,000	64,113

Triumph Group, Inc. 5.25%, 6/1/22	38,000	37,228
6.25%, 9/15/24(a)(b)	25,000	26,021

Truck Hero, Inc. 8.50%, 4/21/24(a)	12,000	12,385

Unit Corp. 6.63%, 5/15/21	38,000	14,906

United Airlines Holdings, Inc. 6.00%, 12/1/20	27,000	27,500
5.00%, 2/1/24(b)	40,000	40,600

Uniti Group L.P. 6.00%, 4/15/23(a)	80,000	78,400
8.25%, 10/15/23	46,000	42,895

Univision Communications, Inc. 5.13%, 5/15/23(a)(b)	91,000	87,997

Urban One, Inc. 7.38%, 4/15/22(a)	11,000	10,948

Vericast Corp. 9.25%, 3/1/21(a)(b)	38,000	38,095
8.38%, 8/15/22(a)	33,000	27,483

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 29, 2020

Investments	Principal Amount	Value

ViacomCBS, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	$36,000	$36,787

Vine Oil & Gas L.P. 8.75%, 4/15/23(a)	13,000	5,655
9.75%, 4/15/23(a)	14,000	6,090

Vista Outdoor, Inc. 5.88%, 10/1/23	20,000	19,408

Voyager Aviation Holdings LLC 8.50%, 8/15/21(a)	20,000	20,208

W&T Offshore, Inc. 9.75%, 11/1/23(a)	25,000	22,250

Warrior Met Coal, Inc. 8.00%, 11/1/24(a)(b)	15,000	15,420

Washington Prime Group L.P. 6.45%, 8/15/24(b)	50,000	41,292

Watco Cos. LLC 6.38%, 4/1/23(a)	41,000	41,427

Weatherford International Ltd. 11.00%, 12/1/24(a)	100,000	95,890

WEX, Inc. 4.75%, 2/1/23(a)	16,000	16,107

Whiting Petroleum Corp. 5.75%, 3/15/21(b)	79,000	45,603

Williams Scotsman International, Inc. 6.88%, 8/15/23(a)	11,000	11,362

WMG Acquisition Corp. 5.00%, 8/1/23(a)	16,000	16,327

Wolverine Escrow LLC 8.50%, 11/15/24(a)	35,000	34,205

WPX Energy, Inc. 8.25%, 8/1/23	83,000	92,787
5.25%, 9/15/24	15,000	15,005

WR Grace & Co-Conn 5.13%, 10/1/21(a)	39,000	40,111

Wyndham Destinations, Inc. 4.25%, 3/1/22	81,000	80,189
3.90%, 3/1/23	35,000	35,013

Wynn Las Vegas LLC 4.25%, 5/30/23(a)(b)	33,000	33,577

Xerox Corp. 4.50%, 5/15/21	99,000	100,923
4.13%, 3/15/23	65,000	66,442

XPO Logistics, Inc. 6.50%, 6/15/22(a)	49,000	49,058
6.13%, 9/1/23(a)	23,000	23,570
6.75%, 8/15/24(a)	75,000	79,281

Yum! Brands, Inc. 3.88%, 11/1/20	16,000	16,126
3.75%, 11/1/21	33,000	33,147
3.88%, 11/1/23	42,000	43,213
TOTAL U.S. CORPORATE BONDS (Cost: $16,946,215)		16,480,087

FOREIGN CORPORATE BONDS – 11.2%

Australia – 1.0%

FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22(a)	51,000	51,993
5.13%, 3/15/23(a)(b)	33,000	33,996
5.13%, 5/15/24(a)(b)	50,000	51,833

Virgin Australia Holdings Ltd. 7.88%, 10/15/21(a)	52,000	48,381

Total Australia		186,203

Canada – 5.8%

1011778 BC ULC 4.25%, 5/15/24(a)	76,000	76,231

Air Canada 7.75%, 4/15/21(a)	16,000	16,726

Athabasca Oil Corp. 9.88%, 2/24/22(a)	38,000	31,124

Baytex Energy Corp. 5.63%, 6/1/24(a)	25,000	22,573

Bombardier, Inc. 8.75%, 12/1/21(a)	51,000	54,099
5.75%, 3/15/22(a)	23,000	23,501
6.00%, 10/15/22(a)(b)	72,000	70,740
6.13%, 1/15/23(a)(b)	68,000	68,291
7.50%, 12/1/24(a)	25,000	25,240

Brookfield Residential Properties, Inc. 6.13%, 7/1/22(a)	53,000	53,723

Cooke Omega Investments, Inc. 8.50%, 12/15/22(a)	16,000	16,445

Ensign Drilling, Inc. 9.25%, 4/15/24(a)(b)	55,000	49,569

Fairstone Financial, Inc. 7.88%, 7/15/24(a)	25,000	27,198

GFL Environmental, Inc. 5.63%, 5/1/22(a)	33,000	33,505
5.38%, 3/1/23(a)	11,000	11,316

Hudbay Minerals, Inc. 7.63%, 1/15/25(a)(b)	50,000	48,417

Kissner Holdings L.P. 8.38%, 12/1/22(a)	13,000	13,627

Kronos Acquisition Holdings, Inc. 9.00%, 8/15/23(a)	40,000	38,717

MEG Energy Corp. 7.00%, 3/31/24(a)(b)	31,000	29,437

Mountain Province Diamonds, Inc. 8.00%, 12/15/22(a)	28,000	27,397

New Gold, Inc. 6.25%, 11/15/22(a)	13,000	13,130

Norbord, Inc. 6.25%, 4/15/23(a)	15,000	16,075

NOVA Chemicals Corp. 5.25%, 8/1/23(a)	40,000	40,100
4.88%, 6/1/24(a)(b)	28,000	27,102

Quebecor Media, Inc. 5.75%, 1/15/23	86,000	91,382

Reliance Intermediate Holdings L.P. 6.50%, 4/1/23(a)	11,000	11,225

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 29, 2020

Investments	Principal Amount	Value

Seven Generations Energy Ltd. 6.75%, 5/1/23(a)	$50,000	$49,531
6.88%, 6/30/23(a)	13,000	13,103

Taseko Mines Ltd. 8.75%, 6/15/22(a)	21,000	18,959

Teine Energy Ltd. 6.88%, 9/30/22(a)(b)	27,000	26,941

Tervita Corp. 7.63%, 12/1/21(a)	11,000	11,135

Videotron Ltd. 5.00%, 7/15/22	33,000	34,155

Xplornet Communications, Inc. 9.63%, 6/1/22, Toggle PIK (9.625% Cash or 10.625% PIK)(a)	12,348	12,661

Total Canada		1,103,375

Cayman Islands – 0.5%

Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/24, Toggle PIK (6.50% Cash or 7.25% PIK)(a)	100,000	98,750

Finland – 0.2%

Nokia Oyj 3.38%, 6/12/22	41,000	41,205

Germany – 0.2%

Mercer International, Inc. 6.50%, 2/1/24	35,000	35,933

Luxembourg – 1.6%

Intelsat Connect Finance S.A. 9.50%, 2/15/23(a)(b)	105,000	62,212

Intelsat Jackson Holdings S.A. 9.50%, 9/30/22(a)(b)	26,000	29,518
5.50%, 8/1/23(b)	89,000	76,726
8.50%, 10/15/24(a)(b)	125,000	108,177

Intelsat Luxembourg S.A. 8.13%, 6/1/23	83,000	35,483

Total Luxembourg		312,116

New Zealand – 0.2%

Trilogy International Partners LLC 8.88%, 5/1/22(a)	37,000	34,306

Sweden – 0.4%

Telefonaktiebolaget LM Ericsson 4.13%, 5/15/22	74,000	76,367

United Kingdom – 1.3%

Avon International Operations, Inc. 7.88%, 8/15/22(a)	23,000	23,462

Avon Products, Inc. 7.00%, 3/15/23	29,000	31,610

Jaguar Land Rover Automotive PLC 5.63%, 2/1/23(a)	150,000	145,649

Valaris PLC 4.88%, 6/1/22	55,000	35,905

Total United Kingdom		236,626
TOTAL FOREIGN CORPORATE BONDS (Cost: $2,262,710)		2,124,881

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.6%

United States – 16.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%(f)
(Cost: $3,142,280)(g)	3,142,280	3,142,280

TOTAL INVESTMENTS IN SECURITIES – 114.8% (Cost: $22,351,205)		21,747,248

Other Assets less Liabilities – (14.8)%		(2,802,409)

NET ASSETS – 100.0%		$18,944,839
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 29, 2020 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 29, 2020 on securities with variable or step rates.

(d)	The security has a perpetual maturity; the date displayed is the next call date.

(e)	Security in default on interest payments.

(f)	Rate shown represents annualized 7-day yield as of February 29, 2020.

(g)

At February 29, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,043,788 and the total market value of the collateral held by the Fund was $3,155,228. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,948.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	12	6/30/20	$(2,619,938)	$(16,031)
5 Year U.S. Treasury Note	26	6/30/20	(3,191,500)	(37,348)
U.S. Treasury Ultra Long Term Bond	11	6/19/20	(2,282,500)	(61,871)
Ultra 10 Year U.S. Treasury Note	83	6/19/20	(12,468,156)	(243,504)
			$(20,562,094)	$(358,754)
†	As of February 29, 2020, deposits at broker for futures contracts of $237,470 included cash collateral of $338,857 and previously settled variation margin losses on open futures contracts of $101,387.

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 29, 2020

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 28.7%

Federal Home Loan Bank – 0.2%

5.50%, 7/15/36	$20,000	$30,509

Federal Home Loan Mortgage Corporation – 7.6%
4.00%, 3/1/24	23,534	24,715
3.00%, 8/1/29	34,566	36,266
2.50%, 9/1/29	26,271	27,113
6.75%, 9/15/29, Series GDIF	13,000	19,239
2.50%, 2/1/30	23,893	24,659
2.50%, 4/1/30	18,009	18,654
3.00%, 6/1/30	18,349	19,078
3.00%, 12/1/30	34,017	35,369
2.50%, 11/1/31	31,415	32,424
3.00%, 1/1/33	17,716	18,422
3.50%, 9/1/33	20,829	21,870
5.00%, 9/1/35	72,572	82,195
3.00%, 9/1/36	16,899	17,630
3.50%, 4/1/37	21,222	22,320
5.50%, 12/1/38	19,839	22,861
4.00%, 2/1/41	149,154	162,152
4.50%, 5/1/41	71,081	79,140
3.00%, 4/1/43	77,060	80,690
3.50%, 7/1/43	36,939	39,335
3.00%, 8/1/43	34,470	36,078
4.00%, 12/1/43	26,942	29,198
3.50%, 1/1/44	67,298	71,428
4.50%, 4/1/44	24,998	27,294
3.50%, 9/1/45	43,669	46,186
3.50%, 12/1/45	44,758	47,400
3.50%, 5/1/46	27,785	29,365
3.50%, 8/1/46	32,769	35,296
4.00%, 9/1/46	28,259	30,293
3.00%, 10/1/46	50,422	52,692
3.00%, 11/1/46	38,939	40,682
3.00%, 3/1/47	39,194	40,900
4.50%, 3/1/47	14,576	15,841
4.50%, 8/1/47	14,204	15,408
3.50%, 9/1/47	73,429	77,457
4.00%, 1/1/48	35,332	37,823
4.00%, 9/1/48	84,850	89,680

Total Federal Home Loan Mortgage Corporation		1,507,153

Federal National Mortgage Association – 13.3%
2.63%, 9/6/24	43,000	46,127
2.13%, 4/24/26	54,000	57,352
4.00%, 7/1/26	7,794	8,189
3.50%, 12/1/26	11,045	11,576
3.50%, 1/1/27	15,667	16,423
3.00%, 11/1/28	15,076	15,732
2.50%, 4/1/30	23,917	24,675
2.50%, 5/1/31	39,025	40,263
2.50%, 9/1/31	27,674	28,638
4.00%, 11/1/31	27,197	29,330
2.50%, 12/1/31	39,188	40,498
3.00%, 6/1/32	19,850	20,814
3.00%, 12/1/32	20,873	21,693
2.50%, 1/1/33	22,588	23,304
6.00%, 4/1/33	29,564	34,241
2.50%, 7/1/34	22,370	22,983
4.00%, 8/1/34	9,284	9,982
6.00%, 8/1/34	20,470	23,912
4.00%, 10/1/35	37,388	40,318
3.50%, 1/1/36	21,607	22,846
3.00%, 11/1/36	34,545	36,451
3.00%, 3/1/38	32,793	34,193
4.50%, 11/1/39	33,193	36,613
4.50%, 2/1/41	28,508	31,463
4.00%, 2/1/42	36,005	39,665
3.50%, 6/1/42	91,090	97,720
3.00%, 1/1/43	47,214	49,794
3.00%, 4/1/43	55,835	58,886
4.00%, 6/1/43	11,152	12,116
3.50%, 7/1/43	106,972	116,669
3.00%, 9/1/43	99,561	105,087
4.00%, 9/1/43	20,593	22,461
4.00%, 11/1/43	22,438	24,299
4.50%, 5/1/44	17,684	19,314
5.00%, 6/1/44	47,698	53,023
4.00%, 9/1/44	22,325	24,187
4.00%, 10/1/44	25,262	27,369
4.00%, 1/1/45	43,733	47,381
3.50%, 3/1/46	49,522	52,353
3.50%, 4/1/46	26,046	27,541
3.50%, 5/1/46	29,307	30,884
3.00%, 9/1/46	36,075	37,659
3.00%, 10/1/46	109,732	114,764
4.00%, 10/1/46	31,977	34,265
2.50%, 11/1/46	20,259	20,805
3.00%, 11/1/46	37,109	38,837
3.50%, 11/1/46	71,083	75,213
4.00%, 2/1/47	84,660	91,874
4.00%, 3/1/47	38,465	41,092
4.00%, 4/1/47	52,893	56,484
3.50%, 9/1/47	18,760	19,782
3.50%, 10/1/47	30,450	32,079
3.50%, 11/1/47	24,290	25,594
4.50%, 11/1/47	15,286	16,628
3.50%, 12/1/47	181,573	191,380
5.00%, 8/1/48	36,852	39,939
4.50%, 12/1/48	63,107	67,356
3.00%, 7/1/49	136,946	141,193
3.00%, 9/1/49	97,766	100,915

Total Federal National Mortgage Association		2,632,224

Government National Mortgage Association – 7.0%
3.00%, 5/20/42	63,809	66,548
3.50%, 6/20/42	76,844	81,706
3.00%, 12/20/42	70,470	73,604
3.50%, 3/20/43	56,609	60,402
3.50%, 4/20/43	57,832	61,492
4.50%, 6/20/43	29,894	32,522
3.00%, 4/20/44	20,962	21,869
5.00%, 8/20/44	34,209	38,219
4.00%, 12/20/44	57,602	61,804
4.50%, 12/20/44	47,630	51,579
3.50%, 7/20/45	30,684	32,343
3.50%, 9/20/45	28,847	30,451

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 29, 2020

Investments in Long Securities	Principal Amount	Value
3.00%, 12/20/45	$50,939	$53,188
4.00%, 12/20/45	22,797	24,455
3.00%, 4/20/46	18,391	19,231
3.00%, 5/20/46	16,988	17,754
4.00%, 8/20/46	14,684	15,581
4.00%, 12/20/46	15,881	16,756
4.00%, 1/20/47	24,350	25,627
3.50%, 2/20/47	74,650	78,056
3.00%, 6/20/47	91,177	94,756
3.50%, 8/20/47	52,372	54,945
4.00%, 1/20/48	46,194	48,908
4.00%, 6/20/48	62,895	66,061
5.00%, 6/20/48	25,059	27,003
4.50%, 7/20/48	54,491	58,007
3.50%, 8/20/48	116,638	122,099
4.00%, 5/20/49	58,592	61,215

Total Government National Mortgage Association		1,396,181

Tennessee Valley Authority – 0.1%

5.25%, 9/15/39	15,000	22,540

Uniform Mortgage-Backed Securities – 0.5%
3.50%, 3/18/35(a)	25,000	26,188
2.50%, 3/12/50(a)	50,000	51,020
3.50%, 3/23/50(a)	25,000	26,160

Total Uniform Mortgage-Backed Securities		103,368
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $5,447,454)		5,691,975

U.S. GOVERNMENT OBLIGATIONS – 35.6%

U.S. Treasury Bonds – 10.1%
6.88%, 8/15/25	54,000	71,089
6.75%, 8/15/26	48,000	65,371
6.50%, 11/15/26	50,000	67,917
5.25%, 11/15/28	44,000	59,268
5.25%, 2/15/29	13,000	17,619
1.63%, 8/15/29	25,000	26,126
6.13%, 8/15/29	50,000	72,584
6.25%, 5/15/30	27,000	40,347
5.38%, 2/15/31	71,400	102,389
4.63%, 2/15/40	95,000	146,812
4.38%, 5/15/40	25,000	37,576
4.75%, 2/15/41	19,000	30,010
4.38%, 5/15/41	22,000	33,281
3.13%, 2/15/43	13,000	16,729
3.63%, 8/15/43	41,800	58,057
3.75%, 11/15/43	13,000	18,405
3.63%, 2/15/44	54,000	75,184
3.13%, 8/15/44	43,000	55,628
2.50%, 2/15/45	69,000	80,544
3.00%, 5/15/45	38,000	48,351
2.88%, 8/15/45	63,000	78,617
3.00%, 11/15/45	71,000	90,617
2.50%, 2/15/46	88,000	103,091
2.50%, 5/15/46	93,000	109,108
2.25%, 8/15/46	12,000	13,453
2.75%, 8/15/47	37,000	45,742
2.75%, 11/15/47	27,000	33,429
3.13%, 5/15/48	58,000	77,022
3.00%, 8/15/48	59,000	76,849
3.38%, 11/15/48	85,000	118,358
3.00%, 2/15/49	20,000	26,161
2.25%, 8/15/49	100,000	113,574

Total U.S. Treasury Bonds		2,009,308

U.S. Treasury Notes – 25.5%
1.25%, 3/31/21	198,000	198,418
1.25%, 10/31/21	112,000	112,586
2.00%, 11/15/21	83,000	84,508
2.00%, 12/31/21	112,000	114,190
1.88%, 1/31/22	56,000	57,032
1.88%, 3/31/22	75,000	76,516
1.88%, 4/30/22	112,000	114,362
1.75%, 5/15/22	69,000	70,317
1.75%, 5/31/22	132,000	134,542
1.88%, 10/31/22	69,000	70,809
2.00%, 10/31/22	75,000	77,218
1.63%, 11/15/22	113,000	115,245
2.00%, 11/30/22	125,000	128,791
2.13%, 12/31/22	88,000	91,070
1.50%, 2/28/23	27,000	27,499
1.50%, 3/31/23	83,000	84,572
1.75%, 5/15/23	83,000	85,265
1.38%, 6/30/23	43,000	43,691
2.50%, 8/15/23	56,000	59,066
1.38%, 8/31/23	25,000	25,413
1.38%, 9/30/23	194,000	197,259
1.63%, 10/31/23	266,000	273,045
2.75%, 11/15/23	43,000	45,903
2.13%, 11/30/23	139,000	145,279
2.13%, 2/29/24	154,000	161,357
2.13%, 3/31/24	56,000	58,737
2.50%, 5/15/24	13,000	13,852
2.00%, 5/31/24	56,000	58,536
2.00%, 6/30/24	56,000	58,594
2.38%, 8/15/24	58,000	61,699
1.88%, 8/31/24	56,000	58,361
1.50%, 9/30/24	50,000	51,313
2.13%, 9/30/24	83,000	87,487
1.50%, 10/31/24	100,000	102,666
2.25%, 10/31/24	27,000	28,638
2.25%, 11/15/24	146,000	154,917
2.13%, 11/30/24	50,000	52,790
2.50%, 1/31/25	100,000	107,580
2.00%, 2/15/25	239,000	251,412
2.13%, 5/15/25	56,000	59,361
2.00%, 8/15/25	56,000	59,083
2.25%, 11/15/25	104,000	111,339
1.50%, 8/15/26	69,000	71,051
2.00%, 11/15/26	75,000	79,695
2.25%, 2/15/27	56,000	60,560
2.38%, 5/15/27	79,000	86,315
2.25%, 8/15/27	56,000	60,827
2.25%, 11/15/27	56,000	60,940
2.75%, 2/15/28	19,000	21,446
2.88%, 5/15/28	167,000	190,595
2.88%, 8/15/28	113,000	129,319
2.63%, 2/15/29	100,000	112,936

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 29, 2020

Investments in Long Securities	Principal Amount	Value
2.38%, 5/15/29	$100,000	$110,998
1.75%, 11/15/29	25,000	26,420
2.88%, 5/15/49	42,000	53,792
2.38%, 11/15/49	8,000	9,331

Total U.S. Treasury Notes		5,044,543
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $6,493,761)		7,053,851

U.S. CORPORATE BONDS – 23.0%

United States – 23.0%

3M Co. 2.88%, 10/15/27(b)	24,000	25,429

Abbott Laboratories
3.88%, 9/15/25	12,000	13,361
4.75%, 11/30/36	15,000	19,692

AbbVie, Inc.
3.60%, 5/14/25	12,000	12,953
4.88%, 11/14/48	20,000	24,645

AEP Texas, Inc. 3.80%, 10/1/47	27,000	30,928

Air Lease Corp. 3.63%, 4/1/27(b)	12,000	12,738

Allergan Funding SCS
3.80%, 3/15/25	5,000	5,468
4.85%, 6/15/44	4,000	4,868

Allstate Corp. (The) 4.20%, 12/15/46	15,000	19,240

Altria Group, Inc. 2.85%, 8/9/22	16,000	16,450

Amazon.com, Inc.
2.50%, 11/29/22	12,000	12,370
4.05%, 8/22/47	7,000	9,019

American Express Co. 2.50%, 8/1/22	5,000	5,105

American Express Credit Corp. 2.70%, 3/3/22	12,000	12,296

American International Group, Inc.
4.88%, 6/1/22(b)	16,000	17,058
3.75%, 7/10/25	12,000	13,097
4.50%, 7/16/44	15,000	18,411

American Tower Corp. 3.55%, 7/15/27(b)	24,000	25,977

American Water Capital Corp.
3.40%, 3/1/25	25,000	27,221
4.00%, 12/1/46	13,000	15,245

Amgen, Inc. 4.66%, 6/15/51	25,000	31,001

Anthem, Inc.
3.50%, 8/15/24	4,000	4,277
5.85%, 1/15/36	12,000	15,597

Apache Corp. 4.25%, 1/15/44	4,000	3,564

Apple, Inc.
3.45%, 5/6/24(b)	24,000	26,000
4.65%, 2/23/46	12,000	16,009

AT&T, Inc. 3.00%, 2/15/22	7,000	7,193
3.00%, 6/30/22	5,000	5,162
4.30%, 2/15/30	12,000	13,747
4.50%, 5/15/35	5,000	5,830
4.80%, 6/15/44	5,000	5,924
4.35%, 6/15/45	12,000	13,546
5.45%, 3/1/47	27,000	35,134
5.70%, 3/1/57	16,000	22,109

Bank of America Corp.
5.70%, 1/24/22(b)	7,000	7,573
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	21,000	21,771
3.88%, 8/1/25(b)	4,000	4,432
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(c)	26,000	27,331
4.45%, 3/3/26	15,000	16,933
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(c)	12,000	13,113
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(c)	5,000	5,466
4.88%, 4/1/44	12,000	15,861

Berkshire Hathaway, Inc.
2.75%, 3/15/23	7,000	7,279
3.13%, 3/15/26(b)	26,000	28,182

Biogen, Inc. 5.20%, 9/15/45	15,000	19,452

Boeing Co. (The) 5.88%, 2/15/40	4,000	5,375

BorgWarner, Inc. 4.38%, 3/15/45	4,000	4,406

Boston Properties L.P. 3.85%, 2/1/23	25,000	26,572

BP Capital Markets America, Inc. 3.12%, 5/4/26	23,000	24,584

Bristol-Myers Squibb Co.
3.88%, 8/15/25(d)	5,000	5,549
4.55%, 2/20/48(d)	12,000	15,852

Broadcom Corp. 3.00%, 1/15/22	26,000	26,510

Burlington Northern Santa Fe LLC 4.55%, 9/1/44	16,000	19,886

Capital One Financial Corp. 3.75%, 3/9/27	19,000	20,723

Cardinal Health, Inc. 3.41%, 6/15/27	12,000	12,793

Caterpillar Financial Services Corp. 1.70%, 8/9/21	6,000	6,017

Caterpillar, Inc. 3.80%, 8/15/42	4,000	4,773

Charter Communications Operating LLC
4.46%, 7/23/22	12,000	12,725
6.38%, 10/23/35	26,000	34,377
6.48%, 10/23/45	12,000	15,443

Chevron Corp. 2.50%, 3/3/22	43,000	43,908

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 29, 2020

Investments in Long Securities	Principal Amount	Value

Cigna Corp. 3.25%, 4/15/25(d)	$27,000	$28,714
4.80%, 7/15/46(d)	16,000	19,278

Citigroup, Inc. 4.40%, 6/10/25	33,000	36,810
4.45%, 9/29/27(b)	19,000	21,474
5.30%, 5/6/44	12,000	15,938

Clorox Co. (The) 3.10%, 10/1/27	43,000	46,866

CME Group, Inc. 3.00%, 9/15/22(b)	27,000	28,176

Coca-Cola Co. (The) 3.20%, 11/1/23	12,000	12,794

Comcast Corp.
3.15%, 3/1/26	4,000	4,318
2.35%, 1/15/27(b)	7,000	7,240
7.05%, 3/15/33	6,000	9,055
3.90%, 3/1/38	12,000	13,988
4.05%, 11/1/52	12,000	14,317

Concho Resources, Inc. 3.75%, 10/1/27	16,000	16,645

ConocoPhillips 6.50%, 2/1/39	16,000	23,714

Consolidated Edison Co. of New York, Inc. 4.63%, 12/1/54	12,000	16,076

Costco Wholesale Corp.
2.30%, 5/18/22	24,000	24,595
3.00%, 5/18/27(b)	15,000	16,329

Crown Castle International Corp. 4.88%, 4/15/22	12,000	12,742

CSX Corp.
3.25%, 6/1/27	19,000	20,438
4.50%, 8/1/54	7,000	8,696

CVS Health Corp.
3.38%, 8/12/24	28,000	29,723
5.05%, 3/25/48	14,000	17,240

Dell International LLC 6.02%, 6/15/26(d)	26,000	30,494

Discovery Communications LLC 3.80%, 3/13/24	24,000	25,724

Dominion Energy, Inc. 5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(c)	12,000	12,944

Dow Chemical Co. (The) 4.38%, 11/15/42	7,000	7,753

Duke Energy Corp. 3.15%, 8/15/27(b)	26,000	27,911

Duke Energy Florida LLC 6.40%, 6/15/38	14,500	21,890

Duke Energy Indiana LLC 6.45%, 4/1/39	12,000	18,725

DuPont de Nemours, Inc. 5.42%, 11/15/48	15,000	18,919

DXC Technology Co. 4.75%, 4/15/27(b)	7,000	7,704

Eaton Corp. 2.75%, 11/2/22	24,000	24,877

eBay, Inc. 3.80%, 3/9/22(b)	24,000	24,974

Ecolab, Inc. 5.50%, 12/8/41	4,000	5,685

Eli Lilly & Co. 2.35%, 5/15/22	4,000	4,092

Energy Transfer Partners L.P. 4.50%, 11/1/23(b)	16,000	17,225

Enterprise Products Operating LLC
3.35%, 3/15/23	16,000	16,711
4.45%, 2/15/43	12,000	13,278

Exelon Corp. 4.45%, 4/15/46	38,000	46,061

Exelon Generation Co. LLC 6.25%, 10/1/39	6,000	7,506

Exxon Mobil Corp. 2.44%, 8/16/29(b)	20,000	20,851

FedEx Corp.
4.10%, 4/15/43	15,000	15,605
4.55%, 4/1/46	7,000	7,692

Fiserv, Inc. 3.85%, 6/1/25(b)	15,000	16,448

Florida Power & Light Co. 5.96%, 4/1/39	12,000	18,098

Ford Motor Co. 4.75%, 1/15/43	6,000	5,171

General Electric Co. 3.10%, 1/9/23(b)	12,000	12,453

General Motors Co. 5.15%, 4/1/38	15,000	15,313

General Motors Financial Co., Inc.
3.45%, 1/14/22	26,000	26,571
4.30%, 7/13/25	14,000	14,885

George Washington University (The) 4.13%, 9/15/48, Series 2018	12,000	15,397

Gilead Sciences, Inc.
4.50%, 4/1/21	7,000	7,263
3.65%, 3/1/26	12,000	13,207
5.65%, 12/1/41	16,000	22,760

Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	5,000	5,028
3.00%, 4/26/22(b)	12,000	12,200
4.00%, 3/3/24	5,000	5,440
3.50%, 1/23/25	5,000	5,339
4.25%, 10/21/25	15,000	16,395
3.85%, 1/26/27	5,000	5,496
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(b)(c)	24,000	27,242
6.13%, 2/15/33	2,000	2,771
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(c)	5,000	5,682

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 29, 2020

Investments in Long Securities	Principal Amount	Value

Halliburton Co. 4.75%, 8/1/43	$15,000	$16,357

Hewlett Packard Enterprise Co. 6.20%, 10/15/35	15,000	18,787

Home Depot, Inc. (The)
2.63%, 6/1/22	24,000	24,677
5.88%, 12/16/36	15,000	21,684
3.90%, 6/15/47(b)	4,000	4,889

Honeywell International, Inc. 4.25%, 3/1/21	12,000	12,335

Humana, Inc. 4.95%, 10/1/44	12,000	14,804

Intel Corp. 3.15%, 5/11/27(b)	15,000	16,350

International Lease Finance Corp. 5.88%, 8/15/22	15,000	16,373

International Paper Co.
3.00%, 2/15/27(b)	12,000	12,892
4.35%, 8/15/48	15,000	17,074

Invesco Finance PLC 5.38%, 11/30/43(b)	4,000	5,355

Johnson & Johnson 3.38%, 12/5/23(b)	7,000	7,557

Johnson Controls International PLC
3.63%, 7/2/24(c)	12,000	12,872
6.00%, 1/15/36	13,000	17,204

JPMorgan Chase & Co.
2.30%, 8/15/21	18,000	18,044
4.50%, 1/24/22	19,000	20,031
3.25%, 9/23/22	7,000	7,301
3.88%, 9/10/24	12,000	13,001
3.90%, 7/15/25	26,000	28,702
3.30%, 4/1/26	7,000	7,625
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.36% thereafter)(c)	5,000	5,721
5.63%, 8/16/43(b)	12,000	16,903
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.46% thereafter)(c)	12,000	14,581

KeyCorp 5.10%, 3/24/21	75,000	77,659

Kinder Morgan Energy Partners L.P. 5.50%, 3/1/44(b)	13,000	15,541

Kinder Morgan, Inc. 3.15%, 1/15/23	18,000	18,669

Kroger Co. (The)
2.65%, 10/15/26(b)	15,000	15,564
4.45%, 2/1/47	4,000	4,536

Laboratory Corp. of America Holdings 3.20%, 2/1/22	12,000	12,341

Lockheed Martin Corp. 4.09%, 9/15/52	6,000	7,724

Lowe’s Cos., Inc. 4.05%, 5/3/47(b)	4,000	4,510

LYB International Finance B.V. 4.88%, 3/15/44	4,000	4,691

Macy’s Retail Holdings, Inc. 2.88%, 2/15/23	5,000	5,006

Magellan Midstream Partners L.P. 4.20%, 10/3/47	4,000	4,505

Marathon Oil Corp. 6.60%, 10/1/37	6,000	7,407

Marathon Petroleum Corp.
5.13%, 3/1/21	16,000	16,548
4.75%, 9/15/44(b)	4,000	4,591

Marsh & McLennan Cos., Inc. 2.75%, 1/30/22	26,000	26,622

Medtronic, Inc. 4.38%, 3/15/35	26,000	33,134

Merck & Co., Inc. 2.75%, 2/10/25	7,000	7,379

MetLife, Inc. 4.60%, 5/13/46	19,000	24,745

Microsoft Corp.
2.00%, 8/8/23	4,000	4,099
3.50%, 2/12/35	16,000	18,636
4.00%, 2/12/55	15,000	19,012
4.50%, 2/6/57(b)	24,000	33,396

MidAmerican Energy Co. 3.10%, 5/1/27	19,000	20,551

Molson Coors Beverage Co. 2.10%, 7/15/21(b)	15,000	15,121

Morgan Stanley
5.50%, 7/28/21	12,000	12,648
7.25%, 4/1/32(b)	13,000	19,314
4.38%, 1/22/47	25,000	31,612

Mosaic Co. (The) 4.88%, 11/15/41	4,000	4,328

NIKE, Inc. 2.38%, 11/1/26	12,000	12,641

NiSource, Inc. 4.80%, 2/15/44	13,000	15,791

Noble Energy, Inc. 5.05%, 11/15/44	4,000	4,107

Norfolk Southern Corp. 3.15%, 6/1/27(b)	12,000	12,997

Northrop Grumman Corp.
2.55%, 10/15/22	16,000	16,486
3.25%, 8/1/23	27,000	28,643
3.25%, 1/15/28(b)	15,000	16,198

NVIDIA Corp. 2.20%, 9/16/21(b)	7,000	7,086

Occidental Petroleum Corp.
3.40%, 4/15/26	27,000	27,647
4.63%, 6/15/45(b)	7,000	6,819

Oncor Electric Delivery Co. LLC 5.75%, 3/15/29	12,000	15,656

Oracle Corp.
3.63%, 7/15/23	12,000	12,889
3.25%, 11/15/27	12,000	13,197
3.80%, 11/15/37	26,000	30,089
4.00%, 7/15/46	12,000	14,306

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 29, 2020

Investments in Long Securities	Principal Amount	Value

Owens Corning 4.30%, 7/15/47	$7,000	$7,799

PepsiCo, Inc. 2.00%, 4/15/21	54,000	54,469
2.38%, 10/6/26(b)	7,000	7,323
3.45%, 10/6/46	12,000	13,743

Pfizer, Inc. 4.00%, 12/15/36	15,000	18,284
7.20%, 3/15/39	14,000	23,761

Philip Morris International, Inc. 4.88%, 11/15/43(b)	25,000	31,275

Phillips 66 4.88%, 11/15/44	4,000	4,817

Plains All American Pipeline L.P. 3.65%, 6/1/22	16,500	16,969

PNC Financial Services Group, Inc. (The) 3.90%, 4/29/24	27,000	29,217

Procter & Gamble Co. (The)
1.70%, 11/3/21	26,000	26,305
3.10%, 8/15/23(b)	7,000	7,469
2.45%, 11/3/26(b)	7,000	7,567
3.50%, 10/25/47	12,000	14,866

Prudential Financial, Inc. 3.91%, 12/7/47	12,000	13,593

QUALCOMM, Inc. 2.60%, 1/30/23(b)	15,000	15,472

Realty Income Corp. 3.25%, 10/15/22	15,000	15,697

Rockwell Collins, Inc.
3.20%, 3/15/24	12,000	12,772
4.80%, 12/15/43	4,000	5,267

Royal Caribbean Cruises Ltd. 7.50%, 10/15/27(b)	19,000	24,646

Sabine Pass Liquefaction LLC 5.63%, 3/1/25	5,000	5,689

Santander Holdings USA, Inc. 4.40%, 7/13/27	36,000	39,509

Schlumberger Investment S.A. 3.65%, 12/1/23	7,000	7,474

Seagate HDD Cayman 4.25%, 3/1/22	7,000	7,149

Sempra Energy 6.00%, 10/15/39	12,000	16,788

Sherwin-Williams Co. (The)
2.75%, 6/1/22(b)	7,000	7,207
3.45%, 6/1/27	5,000	5,455

Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	16,000	16,217

Simon Property Group L.P. 3.38%, 12/1/27(b)	24,000	26,396

SITE Centers Corp. 4.70%, 6/1/27	16,000	18,009

Southern California Edison Co. 4.65%, 10/1/43	13,000	16,005

Southern Co. (The) 3.25%, 7/1/26(b)	26,000	27,910

Starbucks Corp. 3.85%, 10/1/23(b)	24,000	25,849

State Street Corp. 2.65%, 5/19/26(b)	24,000	25,298

Sunoco Logistics Partners Operations L.P. 4.00%, 10/1/27	24,000	25,156

Synchrony Financial
4.25%, 8/15/24	4,000	4,304
4.50%, 7/23/25	12,000	13,200

Target Corp. 3.90%, 11/15/47	7,000	8,450

TD Ameritrade Holding Corp. 3.30%, 4/1/27	12,000	13,018

Texas Instruments, Inc. 2.75%, 3/12/21	15,000	15,173

Thermo Fisher Scientific, Inc. 2.95%, 9/19/26	7,000	7,479

Time Warner Cable LLC
7.30%, 7/1/38(b)	7,000	9,599
6.75%, 6/15/39	4,500	5,836
4.50%, 9/15/42	7,000	7,294

TJX Cos., Inc. (The) 2.25%, 9/15/26(b)	7,000	7,211

Toyota Motor Credit Corp. 2.60%, 1/11/22(b)	24,000	24,632

Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/26	12,000	15,519

Truist Financial Corp.
2.05%, 5/10/21	31,000	31,226
2.70%, 1/27/22	15,000	15,340
2.85%, 10/26/24	12,000	12,583

TWDC Enterprises 18 Corp.
2.45%, 3/4/22	26,000	26,678
3.00%, 2/13/26(b)	15,000	16,312

Tyson Foods, Inc.
2.25%, 8/23/21(b)	26,000	26,208
3.95%, 8/15/24	16,000	17,477

U.S. Bancorp 3.70%, 1/30/24	23,000	24,909

Union Pacific Corp. 4.10%, 9/15/67	10,000	11,548

United Technologies Corp.
2.80%, 5/4/24	7,000	7,443
2.65%, 11/1/26(b)	26,000	28,051
4.50%, 6/1/42(b)	15,000	19,273

UnitedHealth Group, Inc.
2.75%, 2/15/23	16,000	16,567
3.85%, 6/15/28	24,000	27,222
4.25%, 3/15/43	4,000	4,782

Ventas Realty L.P. 4.38%, 2/1/45	23,000	27,259

VEREIT Operating Partnership L.P. 3.95%, 8/15/27	27,000	29,815

Verizon Communications, Inc.
4.02%, 12/3/29	22,000	25,575
5.25%, 3/16/37(b)	15,000	20,060

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 29, 2020

Investments in Long Securities	Principal Amount	Value
4.81%, 3/15/39	$5,000	$6,421
4.67%, 3/15/55	5,000	6,672

ViacomCBS, Inc.
7.88%, 7/30/30	19,000	27,474
4.38%, 3/15/43	4,000	4,303

Virginia Electric & Power Co. 3.50%, 3/15/27, Series A	7,000	7,727

Visa, Inc. 4.15%, 12/14/35	19,000	23,593

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24(b)	15,000	16,017

Walmart, Inc.
5.88%, 4/5/27	20,000	25,473
3.63%, 12/15/47	15,000	17,976

Walt Disney Co. (The) 6.65%, 11/15/37(b)	11,000	16,962

Waste Management, Inc.
3.90%, 3/1/35	12,000	13,897
4.10%, 3/1/45(b)	7,000	8,599

Wells Fargo & Co.
3.50%, 3/8/22	6,000	6,231
3.07%, 1/24/23	56,000	57,462
4.13%, 8/15/23	1,000	1,079
3.00%, 2/19/25	2,000	2,115
4.30%, 7/22/27(b)	2,000	2,245
4.90%, 11/17/45	12,000	15,248

Weyerhaeuser Co. 7.38%, 3/15/32(b)	8,000	11,626

Williams Cos., Inc. (The) 4.90%, 1/15/45	7,000	7,505

Zoetis, Inc. 3.00%, 9/12/27	7,000	7,530
TOTAL U.S. CORPORATE BONDS (Cost: $4,151,698)		4,551,676

FOREIGN CORPORATE BONDS – 3.4%

Belgium – 0.1%

Anheuser-Busch Cos. LLC 4.90%, 2/1/46	23,000	28,398

Canada – 0.9%

Bank of Montreal 1.90%, 8/27/21	16,000	16,123

Bank of Nova Scotia (The) 2.45%, 9/19/22	27,000	27,707

Barrick Gold Corp. 5.25%, 4/1/42	7,000	9,282

Cenovus Energy, Inc. 6.75%, 11/15/39	15,000	18,581

Manulife Financial Corp. 4.15%, 3/4/26(b)	27,000	30,709

Nexen, Inc. 6.40%, 5/15/37(b)	5,000	7,354

Royal Bank of Canada 4.65%, 1/27/26(b)	18,000	20,834

Suncor Energy, Inc. 6.85%, 6/1/39	16,000	23,524

TELUS Corp. 3.70%, 9/15/27(b)	4,000	4,453

Toronto-Dominion Bank (The) 1.80%, 7/13/21(b)	26,000	26,147

Total Canada		184,714

Germany – 0.2%

Daimler Finance North America LLC 8.50%, 1/18/31	12,000	18,537

Deutsche Bank AG 3.70%, 5/30/24(b)	13,000	13,517

Total Germany		32,054

Japan – 0.3%

Mitsubishi UFJ Financial Group, Inc. 3.29%, 7/25/27	12,000	12,991

Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21(b)	27,000	27,307
3.78%, 3/9/26	19,000	21,005

Total Japan		61,303

Mexico – 0.3%

Petroleos Mexicanos
6.50%, 3/13/27	20,000	21,037
6.63%, 6/15/35(b)	10,000	10,039
6.75%, 9/21/47	25,000	23,943

Total Mexico		55,019

Netherlands – 0.3%

Cooperatieve Rabobank UA 5.25%, 5/24/41(b)	12,000	17,272

Shell International Finance B.V.
3.25%, 5/11/25	12,000	12,925
2.88%, 5/10/26(b)	27,000	28,769

Total Netherlands		58,966

Norway – 0.3%

Equinor ASA
2.45%, 1/17/23(b)	33,000	34,003
3.95%, 5/15/43(b)	19,000	22,131

Total Norway		56,134

Switzerland – 0.2%

Novartis Capital Corp.
2.40%, 5/17/22	26,000	26,659
3.10%, 5/17/27	15,000	16,351

Total Switzerland		43,010

United Kingdom – 0.8%

AstraZeneca PLC
3.38%, 11/16/25	16,000	17,540
4.38%, 11/16/45	7,000	9,089

BAT Capital Corp.
3.22%, 8/15/24(b)	5,000	5,255
3.56%, 8/15/27	7,000	7,348
4.39%, 8/15/37	19,000	20,154

BP Capital Markets PLC 3.72%, 11/28/28(b)	27,000	30,096

Diageo Capital PLC 2.63%, 4/29/23	6,000	6,216

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 29, 2020

Investments in Long Securities	Principal Amount	Value

HSBC Holdings PLC
5.10%, 4/5/21	$40,000	$41,436
7.63%, 5/17/32	13,000	18,151

Vodafone Group PLC 4.38%, 2/19/43	6,000	6,920

Total United Kingdom		162,205
TOTAL FOREIGN CORPORATE BONDS (Cost: $636,972)		681,803

FOREIGN GOVERNMENT AGENCIES – 0.7%

Canada – 0.4%

Export Development Canada 2.63%, 2/21/24	25,000	26,575

Province of Alberta Canada 2.20%, 7/26/22	10,000	10,266

Province of Ontario Canada
2.25%, 5/18/22	10,000	10,255
2.50%, 4/27/26	16,000	17,214

Province of Quebec Canada
2.38%, 1/31/22	10,000	10,250
2.75%, 4/12/27	10,000	11,018

Total Canada		85,578

Germany – 0.3%

Kreditanstalt fuer Wiederaufbau 2.13%, 3/7/22(b)	56,000	57,336
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $137,000)		142,914

FOREIGN GOVERNMENT OBLIGATIONS – 1.0%

Colombia – 0.2%

Colombia Government International Bond 8.13%, 5/21/24	37,000	45,856

Hungary – 0.2%

Hungary Government International Bond
5.75%, 11/22/23	16,000	18,186
7.63%, 3/29/41	16,000	27,420

Total Hungary		45,606

Italy – 0.1%

Republic of Italy Government International Bond 5.38%, 6/15/33	10,000	12,427

Mexico – 0.2%

Mexico Government International Bond
4.00%, 10/2/23	15,000	16,057
4.75%, 3/8/44	12,000	13,931
5.55%, 1/21/45	12,000	15,551

Total Mexico		45,539

Philippines – 0.2%

Philippine Government International Bond 9.50%, 2/2/30	16,000	26,237

Uruguay – 0.1%

Uruguay Government International Bond 5.10%, 6/18/50	13,000	16,408
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $176,303)		192,073

SUPRANATIONAL BONDS – 1.5%

African Development Bank 3.00%, 9/20/23	25,000	26,784

Asian Development Bank 1.75%, 6/8/21	56,000	56,464

Corporacion Andina de Fomento 4.38%, 6/15/22	13,000	13,848

European Investment Bank
2.63%, 5/20/22	50,000	51,852
2.38%, 5/24/27	27,000	29,409

Inter-American Development Bank
1.75%, 9/14/22	12,000	12,246
2.00%, 7/23/26	25,000	26,381
2.38%, 7/7/27	2,000	2,177
3.13%, 9/18/28	2,000	2,314

International Bank for Reconstruction & Development
1.75%, 4/19/23	23,000	23,574
2.50%, 11/22/27, Series GDIF	50,000	55,047
TOTAL SUPRANATIONAL BONDS (Cost: $289,801)		300,096

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.4%

United States – 2.4%

Citigroup Commercial Mortgage Trust 3.71%, 4/14/50, Series 2017-P7, Class A4	50,000	56,271

Commercial Mortgage Trust 3.08%, 2/10/48, Series 2015-DC1, Class A4	50,000	52,957

Commercial Mortgage Trust 3.60%, 5/10/47, Series 2014-CR17, Class ASB	29,846	31,055

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.84%, 10/25/22, Series K029, Class A1	17,393	17,647
3.75%, 4/25/33, Series K155, Class A3	50,000	59,897

Federal National Mortgage Association Alternative Credit Enhancement Securities
3.21%, 7/25/23, Series 2014-M1, Class A2^(c)	29,921	31,468
2.90%, 1/25/25, Series 2015-M8, Class A2^(c)	22,000	23,345
2.58%, 3/25/26, Series 2016-M4, Class A2	30,000	31,769

Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	27,127

Morgan Stanley Capital I Trust 4.18%, 7/15/51, Series 2018-H3, Class A5	50,000	58,338

Wells Fargo Commercial Mortgage Trust 3.10%, 6/15/49, Series 2016-C34, Class A4	30,000	32,287

WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	45,000	48,775
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $432,356)		470,936

MUNICIPAL BONDS – 0.4%

United States – 0.4%

New Jersey Turnpike Authority 7.10%, 1/1/41	12,000	20,293

State of California 7.55%, 4/1/39	20,000	34,387

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 29, 2020

Investments in Long Securities	Principal Amount	Value

University of California 4.86%, 5/15/2112, Series AD	$13,000	$19,945
TOTAL MUNICIPAL BONDS (Cost: $61,527)		74,625

ASSET-BACKED SECURITIES – 0.7%

United States – 0.7%

Ally Auto Receivables Trust 1.99%, 11/15/21, Series 2017-1, Class A4	20,000	20,034

American Express Credit Account Master Trust 2.99%, 12/15/23, Series 2018-4, Class A	100,000	102,142

World Financial Network Credit Card Master Trust 2.03%, 4/15/25, Series 2016-A, Class A	17,000	17,127
TOTAL ASSET-BACKED SECURITIES (Cost: $136,467)		139,303

REPURCHASE AGREEMENT – 2.7%

United States – 2.7%

Citigroup, Inc., tri-party repurchase agreement dated 28/2/20 (tri-party custodian: The Bank of New York Mellon Corp.), 1.61% due 3/2/20; Proceeds at maturity – $533,072 (fully collateralized by Fannie Mae Pool, 3.00% – 3.50% due 5/1/31 – 9/1/32 and Ginnie Mae II Single Family, 4.50% due 2/20/49; Market value including accrued interest – $560,217)

(Cost: $533,000)	533,000	533,000

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.8%

United States – 5.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%(e)
(Cost: $1,159,060)(f)	1,159,060	1,159,060
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 105.9% (Cost: $19,655,399)		20,991,312

Securities Sold Short	Principal Amount

U.S. GOVERNMENT AGENCIES SOLD SHORT – (1.3)%

Uniform Mortgage-Backed Securities – (1.3)%
2.50%, 3/18/35(a)	$(100,000)	(102,711)
3.00%, 3/12/50(a)	(75,000)	(77,262)
5.00%, 3/12/50(a)	(75,000)	(81,211)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $258,266)		(261,184)

Other Assets less Liabilities – (4.6)%		(914,658)

NET ASSETS – 100.0%		$19,815,470
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)	Security, or portion thereof, was on loan at February 29, 2020 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 29, 2020 on securities with variable or step rates.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of February 29, 2020.

(f)

At February 29, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,160,369. The Fund also had security on loan having a total market value of $10,326 that was sold and pending settlement. The total market value of the collateral held by the Fund was $1,205,209. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $46,149.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	65	6/30/20	$(7,978,750)	$(86,305)
U.S. Treasury Ultra Long Term Bond	19	6/19/20	(3,942,500)	(106,868)
Ultra 10 Year U.S. Treasury Note	82	6/19/20	(12,317,938)	(240,570)
			$(24,239,188)	$(433,743)
†	As of February 29, 2020, deposits at broker for futures contracts of $290,258 included cash collateral of $409,652 and previously settled variation margin losses on open futures contracts of $119,394.

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

February 29, 2020

Investments	Principal Amount†		Value

U.S. CORPORATE BONDS – 1.5%

United States – 1.5%

General Electric Co.
4.13%, 9/19/35, Reg S	10,000	EUR	$14,589
4.88%, 9/18/37, Reg S	10,000	GBP	15,317

Goldman Sachs Group, Inc. (The)
4.75%, 10/12/21	10,000	EUR	11,796
1.38%, 5/15/24, Reg S	15,000	EUR	17,014
Morgan Stanley 2.38%, 3/31/21	20,000	EUR	22,562
TOTAL U.S. CORPORATE BONDS (Cost: $79,270)			81,278

FOREIGN CORPORATE BONDS – 21.1%

Austria – 2.0%

KAF Kaerntner Ausgleichszahlungs-Fonds 0.01%, 1/14/32, Reg S	15,000	EUR	16,467

OMV AG
0.01%, 7/3/25, Reg S	15,000	EUR	16,524
1.00%, 12/14/26, Reg S	25,000	EUR	29,266

Telekom Finanzmanagement GmbH 3.13%, 12/3/21, Reg S	25,000	EUR	29,070

Vienna Insurance Group AG Wiener Versicherung Gruppe 3.75%, 3/2/46, Reg S, (3.75% fixed rate until 3/2/26; 3-month Euribor Rate + 3.939% thereafter)(a)	15,000	EUR	18,564

Total Austria			109,891

Belgium – 2.0%

Anheuser-Busch InBev S.A.
0.88%, 3/17/22, Reg S	25,000	EUR	27,987
1.75%, 3/7/25, Reg S	10,000	GBP	13,075
2.25%, 5/24/29, Reg S	10,000	GBP	13,307
1.50%, 4/18/30, Reg S	25,000	EUR	29,443
2.75%, 3/17/36, Reg S	20,000	EUR	26,439

Total Belgium			110,251

France – 3.0%

Caisse de Refinancement de l’Habitat S.A. 2.40%, 1/17/25	10,000	EUR	12,502

Credit Mutuel Home Loan SFH S.A. 0.88%, 4/7/26, Reg S	20,000	EUR	23,599

Electricite de France S.A. 5.63%, 2/21/33, Reg S	10,000	EUR	17,483

Engie Alliance GIE 5.75%, 6/24/23, Reg S	10,000	EUR	13,169

LVMH Moet Hennessy Louis Vuitton SE 0.38%, 5/26/22, Reg S	25,000	EUR	27,791

mFinance France S.A. 2.00%, 11/26/21, Reg S	20,000	EUR	22,681

Peugeot S.A. 2.00%, 3/23/24, Reg S	25,000	EUR	29,071

RCI Banque S.A. 1.63%, 5/26/26, Reg S	15,000	EUR	16,634

Total France			162,930

Germany – 8.4%

BASF Finance Europe N.V. 0.75%, 11/10/26, Reg S	10,000	EUR	11,615

Bayerische Landesbank 0.88%, 9/10/25, Reg S	5,000	EUR	5,886

Berlin Hyp AG 0.01%, 7/19/27, Reg S	15,000	EUR	16,887

Commerzbank AG
1.13%, 5/24/24, Reg S	20,000	EUR	22,654
1.25%, 1/9/34	14,000	EUR	18,077

Daimler AG 1.50%, 7/3/29, Reg S	10,000	EUR	11,533

Deutsche Bahn Finance GMBH 1.50%, 12/8/32, Reg S	10,000	EUR	12,754

Deutsche Pfandbriefbank AG 1.25%, 4/20/35, Reg S	15,000	EUR	19,484

Deutsche Post AG 2.88%, 12/11/24, Reg S	5,000	EUR	6,270

Deutsche Telekom AG
1.75%, 3/25/31, Reg S	10,000	EUR	12,222
3.13%, 2/6/34, Reg S	10,000	GBP	14,252

Deutsche Telekom International Finance B.V.
0.63%, 4/3/23, Reg S	25,000	EUR	28,068
0.88%, 1/30/24, Reg S	25,000	EUR	28,469
1.50%, 4/3/28, Reg S	15,000	EUR	17,989
2.25%, 4/13/29, Reg S	5,000	GBP	6,643

DZ HYP AG 0.38%, 3/31/26, Reg S	10,000	EUR	11,498

E.ON International Finance B.V. 6.38%, 6/7/32	10,000	GBP	18,708

E.ON SE 1.63%, 5/22/29, Reg S	12,000	EUR	14,552

Merck KGaA 2.63%, 12/12/74, Reg S, (2.625% fixed rate until 6/12/21; 5-year Euro Swap Rate + 2.184% until 6/12/26; 5-year Euro Swap Rate + 2.434% until 6/12/41; 5-year Euro Swap Rate + 3.184% thereafter)(a)	6,000	EUR	6,745

Muenchener Hypothekenbank eG 0.63%, 11/10/27, Reg S	15,000	EUR	17,696

NRW Bank
0.88%, 11/10/25, Reg S	5,000	EUR	5,903
0.63%, 2/2/29, Reg S	10,000	EUR	11,880

Siemens Financieringsmaatschappij N.V. 1.75%, 3/12/21, Reg S	25,000	EUR	28,034

UniCredit Bank AG
0.50%, 5/4/26, Reg S	10,000	EUR	11,561
0.85%, 5/22/34, Reg S	15,000	EUR	18,447

Volkswagen Bank GmbH 1.25%, 12/15/25, Reg S	20,000	EUR	22,735

Volkswagen Financial Services AG 1.38%, 10/16/23, Reg S	25,000	EUR	28,380

Volkswagen Leasing GmbH 1.13%, 4/4/24, Reg S	25,000	EUR	28,106

Total Germany			457,048

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

February 29, 2020

Investments	Principal Amount†		Value

Ireland – 0.9%

Fresenius Finance Ireland PLC 0.88%, 1/31/22, Reg S	15,000	EUR	$16,721

GE Capital European Funding Unlimited Co.
2.63%, 3/15/23, Reg S	5,000	EUR	5,902
6.03%, 3/1/38	10,000	EUR	17,712

GE Capital UK Funding Unlimited Co. 5.88%, 1/18/33	5,000	GBP	8,649

Total Ireland			48,984

Luxembourg – 0.6%

HeidelbergCement Finance Luxembourg S.A. 1.50%, 6/14/27, Reg S	30,000	EUR	34,925

Netherlands – 2.1%

ABN AMRO Bank N.V. 1.00%, 4/16/25, Reg S	15,000	EUR	17,299

BMW Finance N.V.
1.00%, 1/21/25, Reg S	10,000	EUR	11,483
0.38%, 9/24/27, Reg S	50,000	EUR	54,915

Evonik Finance B.V. 0.38%, 9/7/24, Reg S	25,000	EUR	27,934

Total Netherlands			111,631

Spain – 0.2%

Telefonica Europe B.V. 5.88%, 2/14/33, Reg S	5,000	EUR	8,721

Sweden – 0.4%

Vattenfall AB 5.38%, 4/29/24, Reg S	15,000	EUR	20,226

United Kingdom – 1.5%

Barclays Bank PLC 5.75%, 9/14/26	10,000	GBP	15,708

Broadgate Financing PLC 4.82%, 7/5/33, Series A4, Reg S	10,000	GBP	17,761

Hammerson PLC 7.25%, 4/21/28, Reg S	1,000	GBP	1,678

Legal & General Finance PLC 5.88%, 12/11/31	10,000	GBP	18,709

Lloyds Bank PLC 6.50%, 9/17/40, Reg S	5,000	GBP	11,001

Northumbrian Water Finance PLC 5.63%, 4/29/33, Reg S	10,000	GBP	18,616

Total United Kingdom			83,473
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,132,661)			1,148,080

FOREIGN GOVERNMENT AGENCIES – 2.7%

France – 0.2%

Caisse d’Amortissement de la Dette Sociale 1.38%, 11/25/24, Reg S	10,000	EUR	11,967

Germany – 2.0%

Kreditanstalt fuer Wiederaufbau
0.13%, 10/4/24	15,000	EUR	16,963
0.63%, 2/22/27	10,000	EUR	11,782
0.63%, 1/7/28	10,000	EUR	11,851

Land Berlin 1.38%, 8/27/38, Series 506, Reg S	10,000	EUR	13,529

Landwirtschaftliche Rentenbank 0.38%, 1/22/24, Reg S	10,000	EUR	11,376

State of Hesse 0.88%, 12/10/24, Reg S	10,000	EUR	11,690

State of Lower Saxony 0.50%, 6/13/25, Reg S	10,000	EUR	11,537

State of North Rhine-Westphalia Germany
0.50%, 4/16/26, Series 1409, Reg S	10,000	EUR	11,605
1.55%, 6/16/48, Series 1439, Reg S	5,000	EUR	7,403

Total Germany			107,736

Netherlands – 0.2%

BNG Bank N.V. 1.13%, 9/4/24, Reg S	10,000	EUR	11,778

Spain – 0.3%

Autonomous Community of Madrid Spain 2.08%, 3/12/30, Reg S	10,000	EUR	12,749
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $142,496)			144,230

FOREIGN GOVERNMENT OBLIGATIONS – 28.9%

Austria – 0.4%

Austria Government Bond 4.15%, 3/15/37, Reg S(b)	13,000	EUR	24,626

France – 3.0%

French Republic Government Bond OAT
2.50%, 5/25/30, Reg S	40,000	EUR	56,638
1.50%, 5/25/31, Reg S	10,000	EUR	13,142
1.25%, 5/25/34, Reg S	5,000	EUR	6,530
1.75%, 6/25/39, Reg S(b)	10,000	EUR	14,387
4.50%, 4/25/41, Reg S	5,000	EUR	10,431
3.25%, 5/25/45, Reg S	15,000	EUR	28,286
4.00%, 4/25/55, Reg S	10,000	EUR	23,525
1.75%, 5/25/66, Reg S(b)	5,000	EUR	8,139

Total France			161,078

Ireland – 0.3%

Ireland Government Bond 2.00%, 2/18/45, Reg S	10,000	EUR	15,156

Italy – 12.2%

Italy Buoni Poliennali Del Tesoro
0.05%, 4/15/21	23,000	EUR	25,312
0.45%, 6/1/21, Reg S	10,000	EUR	11,060
2.30%, 10/15/21, Reg S	40,000	EUR	45,601
1.00%, 7/15/22, Reg S	20,000	EUR	22,450
0.90%, 8/1/22, Reg S	23,000	EUR	25,761
0.05%, 1/15/23, Reg S(b)	25,000	EUR	27,360
0.95%, 3/1/23	25,000	EUR	28,072
0.65%, 10/15/23	24,000	EUR	26,721
1.85%, 5/15/24	10,000	EUR	11,651
0.35%, 2/1/25, Reg S	35,000	EUR	38,133
5.00%, 3/1/25, Reg S(b)	10,000	EUR	13,405
1.45%, 5/15/25, Reg S	10,000	EUR	11,494
1.50%, 6/1/25	25,000	EUR	28,779
2.50%, 11/15/25, Reg S	10,000	EUR	12,133

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

February 29, 2020

Investments	Principal Amount†		Value

2.00%, 12/1/25	25,000	EUR	$29,591
2.20%, 6/1/27	20,000	EUR	24,077
2.00%, 2/1/28, Reg S	20,000	EUR	23,838
4.75%, 9/1/28, Reg S(b)	9,000	EUR	12,934
2.80%, 12/1/28, Reg S	20,000	EUR	25,293
3.00%, 8/1/29, Reg S	15,000	EUR	19,336
3.50%, 3/1/30, Reg S(b)	10,000	EUR	13,436
1.35%, 4/1/30, Reg S	20,000	EUR	22,431
1.65%, 3/1/32, Reg S(b)	10,000	EUR	11,427
5.75%, 2/1/33	25,000	EUR	41,566
3.35%, 3/1/35, Reg S(b)	20,000	EUR	27,233
2.95%, 9/1/38, Reg S(b)	25,000	EUR	32,639
3.10%, 3/1/40, Reg S(b)	12,000	EUR	15,952
3.25%, 9/1/46, Reg S(b)	10,000	EUR	13,721
3.45%, 3/1/48, Reg S(b)	3,000	EUR	4,266
2.80%, 3/1/67, Reg S(b)	15,000	EUR	18,772

Total Italy			664,444

Japan – 2.4%

Japan Government Five Year Bond
0.10%, 3/20/21, Series 127	900,000	JPY	8,372
0.10%, 6/20/22, Series 132	300,000	JPY	2,805
0.10%, 12/20/22, Series 134	1,200,000	JPY	11,241
0.10%, 3/20/23, Series 135	300,000	JPY	2,813

Japan Government Forty Year Bond
0.40%, 3/20/56, Series 9	350,000	JPY	3,347
0.80%, 3/20/58, Series 11	700,000	JPY	7,623

Japan Government Ten Year Bond
0.60%, 9/20/23, Series 331	1,500,000	JPY	14,337
0.40%, 3/20/25, Series 338	500,000	JPY	4,793
0.30%, 12/20/25, Series 341	700,000	JPY	6,707
0.10%, 12/20/26, Series 345	400,000	JPY	3,806
0.10%, 6/20/28, Series 351	2,100,000	JPY	20,028

Japan Government Twenty Year Bond
2.10%, 12/20/30, Series 123	1,100,000	JPY	12,656
1.80%, 9/20/31, Series 130	400,000	JPY	4,520
1.20%, 9/20/35, Series 154	500,000	JPY	5,455
0.50%, 6/20/38, Series 165	1,300,000	JPY	12,876
0.30%, 9/20/39, Series 170	950,000	JPY	9,058

Total Japan			130,437

Poland – 0.2%

Republic of Poland Government International Bond 1.00%, 3/7/29, Reg S	10,000	EUR	12,053

Portugal – 0.3%

Portugal Obrigacoes do Tesouro OT 4.10%, 4/15/37, Reg S(b)	10,000	EUR	16,887

Spain – 3.1%

Spain Government Bond
1.40%, 7/30/28, Reg S(b)	20,000	EUR	24,244
1.45%, 4/30/29, Reg S(b)	25,000	EUR	30,540
0.60%, 10/31/29, Reg S(b)	5,000	EUR	5,679
1.95%, 7/30/30, Reg S(b)	10,000	EUR	12,846
4.20%, 1/31/37, Reg S(b)	38,000	EUR	65,499
2.90%, 10/31/46, Reg S(b)	10,000	EUR	15,806
3.45%, 7/30/66, Reg S(b)	7,000	EUR	13,356

Total Spain			167,970

United Kingdom – 7.0%

United Kingdom Gilt
1.50%, 1/22/21, Reg S	10,000	GBP	12,890
3.75%, 9/7/21, Reg S	30,000	GBP	40,279
1.00%, 4/22/24, Reg S	15,000	GBP	19,705
0.63%, 6/7/25, Reg S	5,000	GBP	6,487
2.00%, 9/7/25, Reg S	20,000	GBP	27,988
1.50%, 7/22/26, Reg S	15,000	GBP	20,637
0.88%, 10/22/29, Reg S	22,000	GBP	29,316
1.75%, 9/7/37, Reg S	30,000	GBP	44,184
4.75%, 12/7/38, Reg S	10,000	GBP	21,560
4.25%, 9/7/39, Reg S	25,000	GBP	51,532
1.50%, 7/22/47, Reg S	12,000	GBP	17,429
3.75%, 7/22/52, Reg S	10,000	GBP	23,010
4.25%, 12/7/55, Reg S	10,000	GBP	26,034
1.63%, 10/22/71, Reg S	22,500	GBP	38,865

Total United Kingdom			379,916
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,518,806)			1,572,567

SUPRANATIONAL BONDS – 2.6%

Council of Europe Development Bank 0.13%, 4/10/24, Reg S	8,000	EUR	9,032

European Financial Stability Facility
0.38%, 10/11/24, Reg S	10,000	EUR	11,423
1.25%, 5/24/33, Reg S	10,000	EUR	13,005
1.45%, 9/5/40, Reg S	10,000	EUR	13,977

European Investment Bank
2.13%, 1/15/24	5,000	EUR	6,069
0.50%, 1/15/27	20,000	EUR	23,416
0.88%, 1/14/28, Reg S	10,000	EUR	12,100
1.50%, 11/15/47	10,000	EUR	15,189

European Stability Mechanism 0.50%, 3/5/29, Reg S	15,000	EUR	17,723

European Union 2.50%, 11/4/27, Reg S	10,000	EUR	13,466
International Bank for Reconstruction & Development 0.25%, 1/10/50, Series GDIF	5,000	EUR	5,580
TOTAL SUPRANATIONAL BONDS (Cost: $138,922)			140,980

	Shares

EXCHANGE-TRADED FUND – 43.4%

United States – 43.4%

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(c)
(Cost: $2,203,182)	43,895		2,361,112

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $5,215,337)			5,448,247

Other Assets less Liabilities – (0.2)%			(11,207)

NET ASSETS – 100.0%			$5,437,040
†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Rate shown reflects the accrual rate as of February 29, 2020 on securities with variable or step rates.

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

February 29, 2020

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See below table for additional information on investments in affiliates during the fiscal period.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2020 were as follows:

Investment In Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2020	Dividend Income
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$1,190,982	$1,517,451	$405,594	$9,666	$48,607	$2,361,112	$23,787

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	3/4/2020	470,941	USD	424,200	EUR	$4,949		$—
Bank of America N.A.	3/4/2020	118,574	USD	89,880	GBP	3,767		—
Bank of America N.A.	3/4/2020	27,178	USD	2,941,050	JPY	—		(89)
Goldman Sachs	3/4/2020	175,000	EUR	192,236	USD	—		(8)
Goldman Sachs	3/4/2020	2,020,000	EUR	2,218,956	USD	51		—
Goldman Sachs	3/4/2020	428,000	GBP	546,687	USD	13		—
Goldman Sachs	3/4/2020	3,812	GBP	4,869	USD	—		(0)*
Goldman Sachs	3/4/2020	14,005,000	JPY	129,843	USD	3		—
Goldman Sachs	3/4/2020	649	USD	871	CAD	—		(0)*
Goldman Sachs	3/4/2020	470,916	USD	424,200	EUR	4,925		—
Goldman Sachs	3/4/2020	118,574	USD	89,880	GBP	3,767		—
Goldman Sachs	3/4/2020	27,177	USD	2,941,050	JPY	—		(91)
Goldman Sachs	3/4/2020	501	USD	53,994	JPY	0	*	—
Goldman Sachs	4/3/2020	2,404,603	USD	2,185,000	EUR	—		(98)
Goldman Sachs	4/3/2020	556,086	USD	435,000	GBP	—		(27)
Goldman Sachs	4/3/2020	130,149	USD	14,015,000	JPY	—		(4)
HSBC Holdings PLC	3/4/2020	470,904	USD	424,200	EUR	4,913		—
HSBC Holdings PLC	3/4/2020	118,568	USD	89,880	GBP	3,761		—
HSBC Holdings PLC	3/4/2020	27,177	USD	2,941,050	JPY	—		(91)
Morgan Stanley & Co. International	3/4/2020	829,678	USD	747,400	EUR	8,646		—
Morgan Stanley & Co. International	3/4/2020	208,915	USD	158,360	GBP	6,636		—
Morgan Stanley & Co. International	3/4/2020	47,879	USD	5,181,850	JPY	—		(163)
						$41,431		$(571)
*	Amount represents less than $1.

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 24.9%

Federal Home Loan Mortgage Corporation – 4.6%
5.50%, 12/1/33	$444,354	$502,026
6.50%, 3/1/36	300,609	337,595
5.00%, 6/1/37	2,650	3,012
6.00%, 9/1/37	235,485	272,865
5.50%, 2/1/40	10,095	11,619
4.50%, 8/1/40	217,798	240,173
4.00%, 11/1/40	20,160	21,887
5.00%, 3/1/41	326,247	370,123
5.50%, 6/1/41	298,808	344,544
5.00%, 7/1/41	9,027	10,221
3.50%, 10/1/41	743,631	791,407
3.50%, 2/1/42	297,332	316,549
5.00%, 2/1/42	460,599	518,055
4.00%, 4/1/42	841,497	916,287
3.50%, 6/1/42	71,979	76,646
3.00%, 7/1/42	339,418	355,404
3.50%, 8/1/42	340,239	362,315
3.50%, 9/1/42	343,401	365,684
3.00%, 3/1/43	497,494	520,929
3.00%, 7/1/43	1,004,518	1,062,383
3.50%, 7/1/43	420,777	448,069
3.00%, 8/1/43	95,987	100,462
3.50%, 1/1/44	1,029,536	1,097,529
3.00%, 2/1/44	228,973	239,747
3.50%, 2/1/44	216,106	229,307
4.00%, 4/1/44	623,817	676,608
3.50%, 5/1/44	92,076	97,374
4.50%, 5/1/44	16,314	17,811
3.50%, 7/1/44	94,786	100,328
4.50%, 7/1/44	183,939	200,917
4.00%, 8/1/44	694,146	765,415
3.50%, 10/1/44	31,618	33,455
4.50%, 11/1/44	196,672	214,786
3.50%, 12/1/44	462,420	489,323
3.50%, 1/1/45	93,959	99,860
4.00%, 2/1/45	177,049	190,317
4.00%, 3/1/45	16,976	18,400
3.00%, 4/1/45	29,321	30,656
3.00%, 5/1/45	119,085	124,690
3.50%, 5/1/45	197,768	208,945
3.50%, 6/1/45	97,402	103,060
4.00%, 6/1/45	255,028	275,790
3.00%, 7/1/45	30,685	32,157
3.00%, 8/1/45	124,037	129,865
3.50%, 8/1/45	1,112,848	1,186,173
3.50%, 9/1/45	578,790	612,576
4.00%, 9/1/45	159,026	171,459
3.50%, 10/1/45	215,370	227,919
4.00%, 10/1/45	172,948	186,478
3.50%, 11/1/45	103,436	109,535
4.00%, 11/1/45	130,004	140,176
4.50%, 11/1/45	893,936	978,413
3.00%, 12/1/45	125,445	131,338
4.50%, 12/1/45	284,389	310,628
4.00%, 2/1/46	201,625	217,124
3.50%, 3/1/46	247,580	262,021
4.00%, 3/1/46	1,087,758	1,176,638
3.00%, 4/1/46	643,031	673,171
3.50%, 4/1/46	984,673	1,040,981
4.50%, 4/1/46	633,037	698,303
3.50%, 5/1/46	334,756	353,694
3.00%, 6/1/46	137,326	143,764
3.50%, 6/1/46	327,928	347,452
3.00%, 9/1/46	978,909	1,024,951
3.50%, 9/1/46	250,467	265,457
2.50%, 10/1/46	122,532	125,896
3.00%, 10/1/46	106,217	112,069
3.50%, 10/1/46	93,426	98,820
3.00%, 11/1/46	1,344,286	1,404,445
3.50%, 11/1/46	32,934	34,823
4.00%, 11/1/46	56,533	60,538
4.50%, 11/1/46	609,571	665,484
3.00%, 12/1/46	493,512	515,181
3.00%, 1/1/47	877,466	916,847
4.00%, 1/1/47	255,125	272,926
3.00%, 2/1/47	764,106	798,333
3.00%, 4/1/47	1,089,497	1,137,797
3.50%, 4/1/47	716,296	754,978
4.00%, 4/1/47	248,729	265,813
3.50%, 5/1/47	355,281	374,559
4.00%, 5/1/47	210,552	224,373
4.50%, 5/1/47	52,730	57,129
4.00%, 6/1/47	333,996	356,339
3.00%, 7/1/47	233,620	243,120
3.50%, 7/1/47	372,374	393,038
4.00%, 7/1/47	571,851	611,923
3.50%, 8/1/47	379,864	400,496
4.00%, 8/1/47	1,114,965	1,190,169
4.50%, 8/1/47	247,154	268,104
3.50%, 9/1/47	842,447	888,459
4.50%, 9/1/47	295,932	320,407
4.50%, 10/1/47	132,868	144,061
3.50%, 11/1/47	1,018,661	1,075,899
3.50%, 12/1/47	532,588	562,039
3.50%, 1/1/48	309,046	327,098
4.50%, 2/1/48	199,511	216,115
3.50%, 5/1/48	531,158	557,544
3.50%, 7/1/48	1,307,137	1,364,495
4.00%, 8/1/48	882,111	930,775
5.00%, 8/1/48	164,531	178,438
3.00%, 9/1/48	801,308	837,216
4.00%, 9/1/48	2,121,862	2,243,267
4.50%, 10/1/48	589,689	631,217
5.00%, 11/1/48	306,925	332,636
3.00%, 12/1/48	1,412,709	1,463,170
4.00%, 12/1/48	327,974	346,332
4.50%, 12/1/48	156,503	167,178
5.00%, 12/1/48	116,540	126,234
4.00%, 1/1/49	140,843	148,600
3.50%, 2/1/49	261,597	272,240
4.50%, 3/1/49	118,057	126,315
5.00%, 3/1/49	707,699	766,374
4.00%, 5/1/49	1,942,982	2,051,318
4.50%, 5/1/49	404,669	432,167
4.00%, 6/1/49	399,985	427,307
4.50%, 7/1/49	421,730	450,698

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
2.50%, 8/1/49	$289,141	$295,153
3.00%, 8/1/49	2,224,753	2,295,076
5.00%, 10/1/49	1,836,512	1,987,744
5.50%, 10/1/49	1,644,184	1,797,878
3.00%, 12/1/49	1,482,507	1,528,482

Total Federal Home Loan Mortgage Corporation		60,157,978

Federal National Mortgage Association – 19.4%
6.00%, 9/1/32	221,043	256,006
6.00%, 12/1/32	460,227	517,971
5.00%, 8/1/33	374,489	419,958
5.50%, 10/1/35	45,885	52,435
5.50%, 4/1/37	415,365	470,627
5.00%, 5/1/38	15,220	17,197
6.00%, 5/1/38	40,282	47,393
5.50%, 6/1/38	123,271	142,144
5.50%, 11/1/38	3,088	3,560
4.50%, 9/1/39	655,833	723,414
5.00%, 9/1/39	279,089	314,219
5.50%, 10/1/39	129,248	148,982
4.50%, 11/1/39	138,759	153,055
5.50%, 4/1/40	17,673	20,315
4.50%, 8/1/40	335,793	371,716
4.50%, 9/1/40	197,492	217,933
4.00%, 10/1/40	214,909	233,484
3.50%, 1/1/41	419,923	446,941
4.50%, 2/1/41	95,421	105,312
6.00%, 7/1/41	619,158	726,616
4.50%, 8/1/41	255,492	281,946
4.00%, 9/1/41	91,083	98,981
5.50%, 9/1/41	67,174	77,444
4.00%, 10/1/41	966,800	1,069,390
4.00%, 11/1/41	123,447	134,147
4.00%, 1/1/42	237,148	258,371
4.50%, 1/1/42	215,205	237,864
6.00%, 1/1/42	348,007	408,424
3.00%, 3/1/42	337,063	352,765
3.50%, 6/1/42	595,939	634,305
4.00%, 6/1/42	548,733	596,158
4.00%, 9/1/42	322,180	358,259
3.00%, 10/1/42	454,539	479,374
4.00%, 12/1/42	167,556	182,040
4.00%, 2/1/43	246,704	267,826
2.50%, 3/1/43	25,288	25,969
3.00%, 4/1/43	965,236	1,010,239
2.50%, 5/1/43	92,658	95,156
3.00%, 5/1/43	236,765	247,803
3.50%, 5/1/43	54,230	57,721
3.00%, 6/1/43	678,255	714,121
3.00%, 7/1/43	652,787	689,165
3.50%, 7/1/43	1,507,420	1,634,819
3.00%, 8/1/43	2,123,996	2,243,143
3.50%, 8/1/43	1,083,251	1,157,176
4.00%, 8/1/43	82,437	89,303
3.00%, 9/1/43	2,985,852	3,119,635
4.00%, 9/1/43	451,537	490,949
4.50%, 9/1/43	36,296	40,054
3.50%, 10/1/43	324,976	345,726
3.50%, 11/1/43	486,441	517,602
4.00%, 11/1/43	425,719	467,465
3.50%, 12/1/43	681,176	724,925
4.00%, 1/1/44	757,773	828,585
4.00%, 2/1/44	201,018	219,264
4.00%, 3/1/44	194,838	211,387
4.00%, 5/1/44	16,834	18,228
4.50%, 5/1/44	195,067	213,325
3.50%, 6/1/44	285,535	303,772
4.00%, 6/1/44	84,442	91,952
4.00%, 7/1/44	486,835	530,880
3.00%, 8/1/44	980,393	1,010,796
3.50%, 8/1/44	35,905	38,726
4.00%, 8/1/44	98,167	106,354
4.00%, 9/1/44	337,449	365,593
3.00%, 10/1/44	711,004	744,115
4.00%, 10/1/44	318,548	345,116
4.00%, 11/1/44	348,683	380,751
5.00%, 11/1/44	292,785	329,151
4.00%, 12/1/44	113,338	122,791
3.00%, 1/1/45	11,624	12,164
3.50%, 2/1/45	1,771,052	1,884,189
4.00%, 2/1/45	83,785	90,774
3.00%, 4/1/45	289,621	303,112
3.00%, 5/1/45	705,462	740,558
3.50%, 5/1/45	149,022	157,677
3.00%, 6/1/45	241,500	252,749
3.50%, 6/1/45	333,588	353,084
4.00%, 6/1/45	1,239,827	1,342,403
3.50%, 7/1/45	288,319	305,065
3.50%, 8/1/45	852,578	913,266
3.50%, 9/1/45	6,672,764	7,060,354
4.00%, 9/1/45	596,832	644,680
3.00%, 10/1/45	120,324	125,926
3.50%, 10/1/45	190,979	203,116
4.00%, 10/1/45	566,549	611,385
4.50%, 10/1/45	247,930	273,452
3.00%, 11/1/45	115,491	120,865
3.50%, 11/1/45	337,554	357,391
4.00%, 11/1/45	227,732	243,301
3.00%, 12/1/45	1,954,983	2,053,222
3.50%, 12/1/45	523,468	553,875
3.00%, 1/1/46	272,915	285,618
3.50%, 1/1/46	162,321	171,684
3.00%, 2/1/46	269,234	281,758
3.50%, 2/1/46	1,025,747	1,088,399
3.50%, 3/1/46	189,055	199,863
3.50%, 4/1/46	2,510,020	2,655,007
4.00%, 4/1/46	136,350	146,563
3.50%, 5/1/46	415,584	439,036
4.50%, 5/1/46	88,780	96,952
3.00%, 6/1/46	114,728	120,002
3.50%, 6/1/46	217,131	229,311
4.50%, 6/1/46	185,614	202,703
3.50%, 7/1/46	747,235	789,019
4.00%, 7/1/46	114,573	122,963
2.50%, 8/1/46	19,449	19,974
2.50%, 9/1/46	46,917	48,182
3.00%, 9/1/46	1,240,913	1,297,314
4.00%, 9/1/46	279,280	302,916

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
2.50%, 10/1/46	$58,769	$60,354
3.00%, 10/1/46	6,422,823	6,712,667
4.00%, 10/1/46	191,862	205,588
2.50%, 11/1/46	40,517	41,610
3.00%, 11/1/46	3,659,167	3,830,564
2.50%, 12/1/46	86,220	88,546
3.00%, 12/1/46	2,113,908	2,209,239
3.50%, 12/1/46	1,023,507	1,088,504
4.00%, 12/1/46	187,909	199,794
2.50%, 1/1/47	117,421	120,580
3.00%, 1/1/47	819,231	857,599
3.50%, 1/1/47	913,690	965,192
4.50%, 1/1/47	213,454	232,884
5.50%, 1/1/47	476,564	545,002
3.00%, 2/1/47	1,378,382	1,439,018
3.50%, 2/1/47	3,812,785	4,056,449
4.00%, 2/1/47	1,015,919	1,102,491
3.50%, 3/1/47	527,616	555,881
4.00%, 3/1/47	222,084	237,255
4.50%, 3/1/47	134,612	146,597
3.00%, 4/1/47	2,487,891	2,598,556
3.50%, 4/1/47	1,423,860	1,500,251
4.00%, 4/1/47	413,226	441,280
4.50%, 4/1/47	365,500	398,558
3.50%, 5/1/47	3,821,196	4,049,582
4.00%, 5/1/47	5,520,026	5,902,420
4.50%, 5/1/47	812,691	891,813
3.50%, 6/1/47	311,931	328,668
4.00%, 6/1/47	1,107,348	1,182,876
3.50%, 7/1/47	1,349,560	1,442,069
4.00%, 7/1/47	836,054	893,556
4.50%, 7/1/47	774,420	839,527
5.00%, 7/1/47	415,603	469,841
3.50%, 8/1/47	2,039,563	2,153,468
4.00%, 8/1/47	3,953,388	4,231,442
3.00%, 9/1/47	184,505	191,813
4.00%, 9/1/47	935,896	997,199
4.50%, 9/1/47	419,809	456,885
3.00%, 10/1/47	819,538	850,733
3.50%, 10/1/47	257,775	271,941
4.00%, 10/1/47	1,350,615	1,439,199
4.50%, 10/1/47	437,996	476,474
3.50%, 11/1/47	571,438	601,947
4.50%, 11/1/47	583,307	634,528
3.00%, 12/1/47	706,690	733,106
3.50%, 12/1/47	2,010,116	2,119,153
4.00%, 12/1/47	748,242	791,861
3.00%, 1/1/48	2,247,257	2,326,990
3.50%, 1/1/48	584,824	617,113
3.50%, 2/1/48	81,720	86,095
4.00%, 4/1/48	1,133,497	1,202,981
3.50%, 5/1/48	753,114	791,239
4.00%, 5/1/48	712,341	759,577
4.50%, 5/1/48	438,877	472,109
5.00%, 5/1/48	346,485	376,210
3.50%, 6/1/48	301,328	315,905
4.00%, 6/1/48	369,468	392,256
4.50%, 6/1/48	728,471	781,914
5.00%, 6/1/48	91,085	98,725
3.50%, 7/1/48	1,956,189	2,066,771
4.00%, 7/1/48	2,319,502	2,450,570
4.50%, 7/1/48	601,945	646,985
3.50%, 8/1/48	1,805,591	1,889,523
4.00%, 8/1/48	872,956	924,088
4.50%, 8/1/48	545,607	585,101
5.00%, 8/1/48	560,176	608,062
3.00%, 9/1/48	526,395	552,108
3.50%, 9/1/48	882,577	921,953
4.00%, 9/1/48	6,250,546	6,611,897
4.00%, 10/1/48	1,660,177	1,755,267
4.50%, 10/1/48	310,258	332,412
3.00%, 11/1/48	4,180,125	4,360,576
3.50%, 11/1/48	7,337,019	7,704,390
4.50%, 11/1/48	1,958,058	2,107,293
5.00%, 11/1/48	452,406	490,278
3.50%, 12/1/48	1,019,109	1,061,078
4.00%, 12/1/48	3,880,785	4,093,728
4.50%, 12/1/48	2,099,605	2,243,468
5.00%, 12/1/48	116,600	126,255
4.00%, 1/1/49	3,343,790	3,524,994
4.50%, 1/1/49	1,316,170	1,413,192
3.00%, 2/1/49	952,026	992,960
3.50%, 2/1/49	928,626	964,962
4.00%, 2/1/49	1,796,950	1,893,093
4.50%, 2/1/49	506,215	539,985
5.00%, 2/1/49	626,427	678,329
3.50%, 3/1/49	1,029,819	1,070,058
4.00%, 3/1/49	1,795,069	1,893,469
4.50%, 3/1/49	1,791,170	1,914,124
5.00%, 3/1/49	47,903	51,925
3.00%, 4/1/49	336,825	347,270
3.50%, 4/1/49	2,162,898	2,251,112
4.00%, 4/1/49	1,272,507	1,341,466
4.50%, 4/1/49	434,142	463,904
3.00%, 5/1/49	413,139	426,043
3.50%, 5/1/49	4,730,239	4,914,715
4.00%, 5/1/49	947,084	999,118
4.50%, 5/1/49	4,020,588	4,310,026
5.00%, 5/1/49	355,677	385,673
3.00%, 6/1/49	2,201,539	2,269,811
3.50%, 6/1/49	7,930,563	8,248,435
4.00%, 6/1/49	947,930	999,701
4.50%, 6/1/49	1,188,737	1,272,092
3.50%, 7/1/49	5,167,888	5,377,803
3.00%, 8/1/49	4,522,051	4,662,644
4.00%, 8/1/49	1,018,327	1,075,638
2.50%, 9/1/49	2,074,416	2,117,548
3.00%, 9/1/49	10,130,895	10,470,806
3.50%, 9/1/49	1,392,267	1,452,653
3.00%, 10/1/49	4,110,740	4,243,051
4.00%, 10/1/49	956,168	1,008,024
2.50%, 11/1/49	2,257,253	2,304,187
2.50%, 12/1/49	1,561,414	1,593,879
3.00%, 12/1/49	3,004,646	3,098,101
3.00%, 2/1/50	1,920,267	1,989,177
2.50%, 3/1/50	200,000	204,159

Total Federal National Mortgage Association		251,559,805

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Uniform Mortgage-Backed Securities – 0.9%
2.50%, 3/12/50(a)	$700,000	$714,288
3.00%, 3/12/50(a)	3,400,000	3,502,531
3.50%, 3/12/50(a)	1,600,000	1,661,860
4.00%, 3/12/50(a)	400,000	421,422
5.00%, 3/12/50(a)	500,000	541,406
5.50%, 3/12/50(a)	500,000	544,794
2.50%, 4/15/50(a)	1,000,000	1,019,197
3.00%, 4/15/50(a)	1,700,000	1,749,066
3.50%, 4/15/50(a)	1,000,000	1,038,163

Total Uniform Mortgage-Backed Securities		11,192,727
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $315,411,492)		322,910,510

U.S. GOVERNMENT OBLIGATIONS – 17.8%

U.S. Treasury Bonds – 3.8%
8.13%, 5/15/21	750,000	813,318
8.13%, 8/15/21	500,000	551,288
8.00%, 11/15/21	750,000	839,458
7.25%, 8/15/22	700,000	808,213
7.13%, 2/15/23	55,000	65,054
6.25%, 8/15/23	175,000	206,910
7.50%, 11/15/24	175,000	228,023
6.25%, 5/15/30	2,760,000	4,124,313
5.38%, 2/15/31	2,477,000	3,552,076
4.50%, 2/15/36	1,589,000	2,313,640
4.75%, 2/15/37	493,000	747,290
4.50%, 5/15/38	180,000	269,747
3.50%, 2/15/39	285,000	382,479
4.50%, 8/15/39	876,000	1,328,372
4.38%, 11/15/39	725,000	1,085,121
4.63%, 2/15/40	375,000	579,521
4.38%, 5/15/40	475,000	713,938
3.88%, 8/15/40	678,000	959,529
4.25%, 11/15/40	250,000	371,094
4.75%, 2/15/41	1,000,000	1,579,492
4.38%, 5/15/41	825,000	1,248,054
3.75%, 8/15/41	239,000	334,269
3.13%, 11/15/41	750,000	963,310
3.13%, 2/15/42	330,000	424,475
3.00%, 5/15/42	250,000	315,542
2.75%, 8/15/42	350,000	424,840
2.75%, 11/15/42	700,000	849,885
3.13%, 2/15/43	1,000,000	1,286,875
2.88%, 5/15/43	535,000	662,919
3.63%, 8/15/43	184,000	255,562
3.63%, 2/15/44	1,500,000	2,088,457
3.38%, 5/15/44	500,000	671,650
3.00%, 11/15/45	500,000	638,144
2.50%, 5/15/46	1,500,000	1,759,805
2.25%, 8/15/46	1,575,000	1,765,692
2.88%, 11/15/46	1,850,000	2,328,940
3.00%, 2/15/47	1,400,000	1,805,043
3.00%, 5/15/47	1,075,000	1,386,792
2.75%, 8/15/47	475,000	587,228
2.75%, 11/15/47	840,000	1,040,009
3.00%, 2/15/48	1,625,000	2,106,755
3.13%, 5/15/48	1,325,000	1,759,559
3.00%, 8/15/48	625,000	814,075
3.38%, 11/15/48	700,000	974,709
3.00%, 2/15/49	400,000	523,219
2.25%, 8/15/49	160,000	181,719
2.00%, 2/15/50	250,000	269,707

Total U.S. Treasury Bonds		48,986,110

U.S. Treasury Notes – 14.0%
1.38%, 4/30/21	1,000,000	1,003,477
2.25%, 4/30/21	1,345,000	1,363,940
1.38%, 5/31/21	1,000,000	1,004,297
2.00%, 5/31/21	1,365,000	1,381,316
2.63%, 6/15/21	1,700,000	1,734,996
1.13%, 6/30/21	1,250,000	1,251,782
1.63%, 6/30/21	1,000,000	1,008,242
2.13%, 6/30/21	1,000,000	1,015,000
2.63%, 7/15/21	1,500,000	1,533,135
1.13%, 7/31/21	2,300,000	2,304,672
2.13%, 8/15/21	1,260,000	1,280,967
2.75%, 8/15/21	1,000,000	1,025,645
1.13%, 8/31/21	2,700,000	2,706,223
1.50%, 8/31/21	3,500,000	3,527,754
2.00%, 8/31/21	1,000,000	1,015,391
2.75%, 9/15/21	1,500,000	1,540,928
1.13%, 9/30/21	3,400,000	3,408,900
1.50%, 9/30/21	2,000,000	2,017,187
2.13%, 9/30/21	1,000,000	1,018,477
1.25%, 10/31/21	1,800,000	1,809,422
1.50%, 10/31/21	1,210,000	1,221,296
2.00%, 10/31/21	2,200,000	2,238,543
2.00%, 11/15/21	2,000,000	2,036,328
1.75%, 11/30/21	1,600,000	1,623,000
1.88%, 11/30/21	1,500,000	1,524,902
2.63%, 12/15/21	750,000	772,559
2.00%, 12/31/21	3,200,000	3,262,562
2.13%, 12/31/21	1,800,000	1,839,445
1.50%, 1/31/22	1,760,000	1,780,041
1.88%, 1/31/22	2,400,000	2,444,250
2.00%, 2/15/22	1,225,000	1,251,271
1.75%, 2/28/22	1,300,000	1,321,937
1.88%, 2/28/22	2,150,000	2,191,320
1.75%, 3/31/22	1,500,000	1,526,748
1.88%, 3/31/22	2,000,000	2,040,430
2.25%, 4/15/22	1,500,000	1,542,656
1.75%, 4/30/22	1,280,000	1,303,625
1.88%, 4/30/22	1,000,000	1,021,094
1.75%, 5/15/22	1,000,000	1,019,082
1.75%, 5/31/22	2,500,000	2,548,145
1.88%, 5/31/22	3,500,000	3,577,383
1.75%, 6/15/22	3,701,000	3,774,586
1.75%, 6/30/22	2,250,000	2,295,176
1.75%, 7/15/22	2,800,000	2,856,820
1.88%, 7/31/22	1,998,000	2,045,374
2.00%, 7/31/22	1,710,000	1,755,923
1.50%, 8/15/22	1,900,000	1,929,057
1.63%, 8/15/22	1,000,000	1,018,281
1.63%, 8/31/22	1,000,000	1,018,477
1.50%, 9/15/22	1,500,000	1,523,672
1.75%, 9/30/22	2,000,000	2,044,766

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
1.88%, 9/30/22	$880,000	$902,550
1.38%, 10/15/22	2,000,000	2,025,781
1.88%, 10/31/22	3,325,000	3,412,151
2.00%, 10/31/22	300,000	308,871
1.63%, 11/15/22	2,785,000	2,840,319
2.00%, 11/30/22	2,785,000	2,869,475
1.63%, 12/15/22	1,800,000	1,837,160
2.13%, 12/31/22	2,840,000	2,939,067
1.50%, 1/15/23	2,000,000	2,035,273
1.75%, 1/31/23	800,000	820,156
2.38%, 1/31/23	400,000	417,195
2.00%, 2/15/23	780,000	805,700
1.50%, 2/28/23	750,000	763,857
1.50%, 3/31/23	750,000	764,209
1.63%, 4/30/23	700,000	716,270
2.75%, 4/30/23	600,000	634,910
1.75%, 5/15/23	900,000	924,557
1.63%, 5/31/23	750,000	767,681
2.75%, 5/31/23	1,230,000	1,303,295
1.38%, 6/30/23	480,000	487,716
2.63%, 6/30/23	1,215,000	1,284,340
1.25%, 7/31/23	680,000	688,354
2.50%, 8/15/23	750,000	791,060
1.38%, 8/31/23	380,000	386,279
2.75%, 8/31/23	625,000	664,905
1.38%, 9/30/23	500,000	508,399
2.88%, 9/30/23	3,210,000	3,433,822
1.63%, 10/31/23	375,000	384,932
2.88%, 10/31/23	1,745,000	1,869,025
2.75%, 11/15/23	750,000	800,625
2.13%, 11/30/23	580,000	606,202
2.88%, 11/30/23	1,745,000	1,871,649
2.25%, 12/31/23	810,000	851,212
2.63%, 12/31/23	750,000	798,574
2.25%, 1/31/24	750,000	788,862
2.50%, 1/31/24	250,000	265,332
2.75%, 2/15/24	635,000	680,579
2.38%, 2/29/24	3,500,000	3,701,797
2.13%, 3/31/24	1,750,000	1,835,518
2.00%, 4/30/24	170,000	177,567
2.25%, 4/30/24	1,000,000	1,054,688
2.50%, 5/15/24	500,000	532,783
2.00%, 5/31/24	1,750,000	1,829,263
2.00%, 6/30/24	800,000	837,063
1.75%, 7/31/24	1,000,000	1,036,230
2.13%, 7/31/24	500,000	526,250
2.38%, 8/15/24	2,500,000	2,659,424
1.25%, 8/31/24	2,500,000	2,536,816
1.88%, 8/31/24	1,100,000	1,146,385
1.50%, 9/30/24	1,615,000	1,657,394
2.13%, 9/30/24	1,800,000	1,897,312
1.50%, 10/31/24	2,000,000	2,053,320
2.25%, 10/31/24	1,500,000	1,591,025
2.25%, 11/15/24	2,900,000	3,077,115
1.50%, 11/30/24	2,000,000	2,054,609
2.13%, 11/30/24	2,000,000	2,111,602
1.75%, 12/31/24	2,525,000	2,624,175
2.25%, 12/31/24	1,500,000	1,593,838
1.38%, 1/31/25	1,974,000	2,017,605
2.50%, 1/31/25	2,700,000	2,904,662
2.00%, 2/15/25	4,000,000	4,207,734
2.88%, 5/15/49	350,000	448,267
2.38%, 11/15/49	325,000	379,088

Total U.S. Treasury Notes		182,042,374
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $220,960,178)		231,028,484

U.S. CORPORATE BONDS – 34.2%

United States – 34.2%

3M Co.
2.25%, 9/19/26	180,000	185,361
2.88%, 10/15/27	250,000	264,882
ABB Finance USA, Inc. 3.80%, 4/3/28	17,000	19,400
Abbott Laboratories 3.75%, 11/30/26	394,000	444,830

AbbVie, Inc.
2.90%, 11/6/22	397,000	409,865
3.20%, 11/6/22	50,000	51,772
2.85%, 5/14/23(b)	385,000	397,854
2.60%, 11/21/24(c)	500,000	516,994
3.60%, 5/14/25	825,000	890,488
3.20%, 5/14/26	447,000	472,322
3.20%, 11/21/29(c)	1,833,000	1,937,355
4.50%, 5/14/35	850,000	1,001,691
4.30%, 5/14/36	71,000	81,203
4.05%, 11/21/39(c)	250,000	277,406
4.40%, 11/6/42	790,000	912,426
4.70%, 5/14/45	505,000	598,477
4.45%, 5/14/46	200,000	231,111
4.25%, 11/21/49(c)	460,000	522,364

Activision Blizzard, Inc.
2.30%, 9/15/21	5,000	5,053
3.40%, 9/15/26	189,000	203,463
4.50%, 6/15/47	205,000	258,311
Adventist Health System/West 2.95%, 3/1/29	50,000	52,602
Advocate Health & Hospitals Corp. 4.27%, 8/15/48	500,000	649,183
AEP Texas, Inc. 3.95%, 6/1/28	150,000	171,452
AEP Transmission Co. LLC 3.10%, 12/1/26(b)	250,000	274,052

Aetna, Inc.
3.50%, 11/15/24	170,000	182,139
6.63%, 6/15/36	75,000	104,201
6.75%, 12/15/37	250,000	357,677
4.50%, 5/15/42	55,000	62,110
4.13%, 11/15/42	125,000	135,902
4.75%, 3/15/44	315,000	369,120
3.88%, 8/15/47	139,000	147,182
Aflac, Inc. 3.25%, 3/17/25	250,000	268,855

Agilent Technologies, Inc.
3.88%, 7/15/23	52,000	55,359
2.75%, 9/15/29	33,000	34,478

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Air Lease Corp.
2.75%, 1/15/23	$25,000	$25,444
3.00%, 9/15/23	45,000	46,428
4.25%, 2/1/24	354,000	382,107
4.25%, 9/15/24	193,000	207,488
3.25%, 3/1/25	110,000	114,140
3.75%, 6/1/26	150,000	160,734
3.63%, 4/1/27	250,000	265,365
3.63%, 12/1/27	120,000	128,022
4.63%, 10/1/28	75,000	84,748

Aircastle Ltd.
5.50%, 2/15/22	60,000	64,149
4.40%, 9/25/23	107,000	114,273
4.13%, 5/1/24	165,000	174,700

Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	100,000	112,446
3.38%, 8/15/31	325,000	361,614
4.00%, 2/1/50	300,000	364,595
Allergan Finance LLC 3.25%, 10/1/22	20,000	20,851

Allergan Funding SCS
3.45%, 3/15/22	145,000	150,273
3.85%, 6/15/24	72,000	78,104
3.80%, 3/15/25	346,000	378,352
4.55%, 3/15/35	875,000	1,047,960
4.85%, 6/15/44(b)	25,000	30,425
4.75%, 3/15/45	140,000	170,618
Allergan, Inc. 2.80%, 3/15/23	170,000	175,458
Allstate Corp. (The) 3.28%, 12/15/26	108,000	117,520

Altria Group, Inc.
3.49%, 2/14/22	100,000	103,497
4.00%, 1/31/24	377,000	407,401
4.40%, 2/14/26	500,000	559,855
2.63%, 9/16/26	225,000	230,128
4.80%, 2/14/29	352,000	402,551
5.80%, 2/14/39	170,000	208,787
4.25%, 8/9/42	100,000	102,429
5.38%, 1/31/44	607,000	716,661
3.88%, 9/16/46	282,000	276,279
5.95%, 2/14/49	272,000	346,274
6.20%, 2/14/59	350,000	458,680

Amazon.com, Inc.
5.20%, 12/3/25	114,000	135,540
3.15%, 8/22/27	366,000	401,649
Ameren Corp. 3.65%, 2/15/26	50,000	54,317

American Airlines Pass Through Trust
3.38%, 11/1/28, Series 2015-1, Class A	78,662	84,633
3.35%, 4/15/31, Series AA	22,970	24,889

American Campus Communities Operating Partnership L.P.
3.63%, 11/15/27	61,000	67,748
2.85%, 2/1/30	200,000	208,712
American Electric Power Co., Inc. 4.30%, 12/1/28, Series J	50,000	58,203
American Express Co. 3.13%, 5/20/26	68,000	73,934

American Express Credit Corp. 3.30%, 5/3/27	325,000	357,057
American Homes 4 Rent L.P. 4.25%, 2/15/28	230,000	253,935
American Honda Finance Corp. 3.50%, 2/15/28	365,000	408,241

American International Group, Inc.
4.88%, 6/1/22	75,000	79,958
4.13%, 2/15/24	64,000	69,701
3.75%, 7/10/25	80,000	87,317
3.90%, 4/1/26	447,000	495,301
4.20%, 4/1/28	468,000	524,147
3.88%, 1/15/35	543,000	620,856
4.50%, 7/16/44	120,000	147,285
4.80%, 7/10/45	507,000	647,406
4.75%, 4/1/48	55,000	70,555

American Tower Corp.
3.50%, 1/31/23	60,000	63,279
3.00%, 6/15/23	16,000	16,670
5.00%, 2/15/24	43,000	48,276
4.40%, 2/15/26	385,000	432,676
3.38%, 10/15/26	150,000	161,490
3.13%, 1/15/27	445,000	468,459
3.55%, 7/15/27	50,000	54,120
3.80%, 8/15/29	200,000	220,756
2.90%, 1/15/30	500,000	514,603

American Water Capital Corp.
3.85%, 3/1/24	463,000	504,345
3.40%, 3/1/25	40,000	43,554
2.95%, 9/1/27	185,000	196,581
3.75%, 9/1/28	118,000	132,259
4.30%, 9/1/45(b)	430,000	527,105
4.00%, 12/1/46	13,000	15,245
3.75%, 9/1/47	25,000	28,520
4.20%, 9/1/48	30,000	36,028
Ameriprise Financial, Inc. 2.88%, 9/15/26	170,000	180,265
AmerisourceBergen Corp. 3.45%, 12/15/27	75,000	81,274

Amgen, Inc.
1.85%, 8/19/21	10,000	10,068
3.88%, 11/15/21	139,000	144,082
2.65%, 5/11/22	275,000	281,356
3.63%, 5/15/22	150,000	155,495
2.25%, 8/19/23(b)	135,000	137,807
3.63%, 5/22/24	59,000	63,767
3.13%, 5/1/25	145,000	155,481
3.20%, 11/2/27(b)	200,000	218,787
4.95%, 10/1/41	50,000	63,620
5.15%, 11/15/41	220,000	286,681
4.40%, 5/1/45	569,000	660,100
4.56%, 6/15/48	102,000	121,620
4.66%, 6/15/51	1,065,000	1,320,624

Amphenol Corp.
3.20%, 4/1/24	550,000	584,616
2.80%, 2/15/30	30,000	30,767

Analog Devices, Inc.
2.88%, 6/1/23	28,000	29,134

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
3.13%, 12/5/23	$91,000	$96,176
3.50%, 12/5/26	685,000	751,295

Anthem, Inc.
3.13%, 5/15/22	80,000	82,638
3.50%, 8/15/24	40,000	42,770
3.35%, 12/1/24	250,000	266,373
3.65%, 12/1/27	707,000	774,071
4.63%, 5/15/42	160,000	185,884
4.65%, 1/15/43	125,000	146,745
5.10%, 1/15/44	190,000	235,233
4.65%, 8/15/44	200,000	234,080
4.55%, 3/1/48	377,000	444,219
Aon Corp. 4.50%, 12/15/28	265,000	309,139

Aon PLC
3.50%, 6/14/24	10,000	10,714
3.88%, 12/15/25	175,000	194,618
4.60%, 6/14/44	115,000	145,532
4.75%, 5/15/45	75,000	98,801

Apache Corp.
5.10%, 9/1/40	100,000	101,917
5.25%, 2/1/42	190,000	196,414
4.75%, 4/15/43	435,000	411,530
4.25%, 1/15/44	50,000	44,544
5.35%, 7/1/49(b)	250,000	259,601
Apollo Investment Corp. 5.25%, 3/3/25	15,000	15,828
Appalachian Power Co. 3.30%, 6/1/27, Series X	100,000	108,210

Apple, Inc.
4.50%, 2/23/36	500,000	637,411
3.85%, 5/4/43	1,250,000	1,497,895
4.45%, 5/6/44	250,000	322,751
3.45%, 2/9/45	490,000	553,311
4.38%, 5/13/45	490,000	626,746
4.65%, 2/23/46	1,250,000	1,667,634
3.85%, 8/4/46	500,000	597,463
4.25%, 2/9/47	300,000	381,497
3.75%, 9/12/47	533,000	630,337
3.75%, 11/13/47	555,000	657,771
2.95%, 9/11/49	827,000	870,468
Aptiv Corp. 4.15%, 3/15/24	25,000	27,283

Aptiv PLC
4.35%, 3/15/29	75,000	86,548
4.40%, 10/1/46	20,000	21,951
5.40%, 3/15/49	125,000	151,419
Arch Capital Finance LLC 4.01%, 12/15/26	290,000	334,513
Arch Capital Group US, Inc. 5.14%, 11/1/43	50,000	69,583
Archer-Daniels-Midland Co. 2.50%, 8/11/26	185,000	192,856

Ares Capital Corp.
3.63%, 1/19/22	25,000	25,653
3.50%, 2/10/23	516,000	533,346
Arrow Electronics, Inc. 3.88%, 1/12/28	412,000	444,186
Ascension Health 4.85%, 11/15/53	626,000	898,109

Assurant, Inc.
4.00%, 3/15/23	25,000	26,616
4.90%, 3/27/28	25,000	29,011

AT&T, Inc.
4.00%, 1/15/22	166,000	173,723
3.20%, 3/1/22	20,000	20,635
2.63%, 12/1/22(b)	10,000	10,290
3.60%, 2/17/23	350,000	369,606
3.80%, 3/1/24	270,000	291,539
4.45%, 4/1/24	350,000	385,997
3.55%, 6/1/24	631,000	673,587
3.95%, 1/15/25	70,000	76,555
3.40%, 5/15/25	770,000	820,768
3.60%, 7/15/25	210,000	226,525
3.88%, 1/15/26	200,000	219,684
4.13%, 2/17/26	70,000	77,865
3.80%, 2/15/27	315,000	345,631
4.25%, 3/1/27	709,000	799,636
4.10%, 2/15/28	515,000	577,816
4.30%, 2/15/30	430,000	492,583
4.50%, 5/15/35	464,000	541,047
5.25%, 3/1/37	331,000	410,063
4.85%, 3/1/39	530,000	636,629
6.10%, 7/15/40	50,000	67,261
6.00%, 8/15/40	206,000	277,846
6.38%, 3/1/41	175,000	238,629
5.55%, 8/15/41	115,000	149,045
5.15%, 3/15/42	579,000	707,315
4.90%, 6/15/42	479,000	566,027
4.30%, 12/15/42	442,000	496,729
5.35%, 12/15/43	103,000	127,662
4.80%, 6/15/44	259,000	306,853
4.35%, 6/15/45	408,000	460,554
4.85%, 7/15/45	150,000	175,736
4.75%, 5/15/46	630,000	740,081
5.15%, 11/15/46	720,000	892,319
5.65%, 2/15/47	85,000	113,591
5.45%, 3/1/47	305,000	396,880
4.50%, 3/9/48	545,000	625,768
4.55%, 3/9/49	329,000	381,701
5.15%, 2/15/50	370,000	459,987
5.70%, 3/1/57	491,000	678,477
Athene Holding Ltd. 4.13%, 1/12/28	390,000	415,675

Autodesk, Inc.
4.38%, 6/15/25	25,000	28,259
3.50%, 6/15/27	165,000	181,528
AutoNation, Inc. 3.80%, 11/15/27	115,000	123,436

AutoZone, Inc.
2.88%, 1/15/23	33,000	34,248
3.13%, 7/15/23	50,000	52,508
3.25%, 4/15/25	73,000	78,515
3.75%, 6/1/27	313,000	348,733
3.75%, 4/18/29	175,000	194,781

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
AvalonBay Communities, Inc.
3.45%, 6/1/25	$203,000	$222,091
2.90%, 10/15/26	50,000	53,512
3.35%, 5/15/27	269,000	296,963
3.20%, 1/15/28	75,000	82,400
3.30%, 6/1/29	220,000	244,415

Avangrid, Inc.
3.15%, 12/1/24	50,000	53,062
3.80%, 6/1/29	150,000	166,829
Avery Dennison Corp. 4.88%, 12/6/28	56,000	67,093
AXIS Specialty Finance LLC 3.90%, 7/15/29	200,000	222,287
AXIS Specialty Finance PLC 4.00%, 12/6/27	25,000	27,989

Baker Hughes a GE Co. LLC
3.34%, 12/15/27	50,000	52,572
3.14%, 11/7/29	75,000	77,023
Baltimore Gas & Electric Co. 2.40%, 8/15/26	290,000	299,404

Bank of America Corp.
4.20%, 8/26/24	199,000	217,713
3.95%, 4/21/25, Series L	148,000	161,613
3.88%, 8/1/25	48,000	53,184
4.45%, 3/3/26	50,000	56,443
4.25%, 10/22/26	50,000	55,877
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month U.S. dollar London Interbank Offered Rate + 1.06% thereafter)(d)	300,000	325,832
3.25%, 10/21/27	420,000	451,154
4.18%, 11/25/27, Series L	799,000	889,766
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(d)	100,000	110,320
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(d)	350,000	382,466
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(d)	602,000	658,110
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	635,000	686,771
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(d)	225,000	252,248
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	396,000	455,902
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(d)	400,000	454,378
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.990% thereafter)(d)	335,000	340,144
6.11%, 1/29/37	952,000	1,311,382
7.75%, 5/14/38	127,000	205,770
BankUnited, Inc. 4.88%, 11/17/25	10,000	11,433

Baxalta, Inc.
4.00%, 6/23/25	458,000	506,935
5.25%, 6/23/45	60,000	84,841
Baxter International, Inc. 2.60%, 8/15/26	49,000	51,335
BBVA USA 2.50%, 8/27/24	250,000	256,359

Becton Dickinson and Co.
3.36%, 6/6/24	448,000	475,264
3.73%, 12/15/24	70,000	75,860
3.70%, 6/6/27	225,000	248,490
4.69%, 12/15/44	48,000	59,923
4.67%, 6/6/47	325,000	412,055
Berkshire Hathaway Energy Co. 3.25%, 4/15/28(b)	170,000	186,071

Berkshire Hathaway Finance Corp.
5.75%, 1/15/40	81,000	117,362
4.40%, 5/15/42	252,000	314,499
4.30%, 5/15/43	15,000	18,567
4.20%, 8/15/48	734,000	898,177
4.25%, 1/15/49	534,000	665,599
Berkshire Hathaway, Inc. 4.50%, 2/11/43	292,000	373,605
Best Buy Co., Inc. 4.45%, 10/1/28	60,000	69,047
BGC Partners, Inc. 5.38%, 7/24/23	150,000	164,267
Biogen, Inc. 5.20%, 9/15/45	547,000	709,356

Black Hills Corp.
4.25%, 11/30/23	26,000	28,264
4.35%, 5/1/33	180,000	217,033
4.20%, 9/15/46	165,000	195,100
BlackRock, Inc. 2.40%, 4/30/30	295,000	307,931
Block Financial LLC 5.25%, 10/1/25	22,000	24,937

Boardwalk Pipelines L.P.
3.38%, 2/1/23	100,000	103,536
4.95%, 12/15/24	139,000	152,215
4.45%, 7/15/27	100,000	105,016

Boeing Co. (The)
2.60%, 10/30/25	175,000	179,152
2.25%, 6/15/26	50,000	50,256
2.80%, 3/1/27	275,000	284,181

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Booking Holdings, Inc.
3.60%, 6/1/26(b)	$340,000	$372,595
3.55%, 3/15/28	90,000	98,550
BorgWarner, Inc. 4.38%, 3/15/45	96,000	105,753

Boston Properties L.P.
3.13%, 9/1/23	23,000	24,244
3.80%, 2/1/24	50,000	53,996
3.20%, 1/15/25	8,000	8,592
3.65%, 2/1/26	280,000	307,320
2.75%, 10/1/26	65,000	68,843
4.50%, 12/1/28	450,000	531,988
2.90%, 3/15/30	300,000	317,337

Boston Scientific Corp.
3.45%, 3/1/24	225,000	239,927
3.85%, 5/15/25	153,000	168,698
3.75%, 3/1/26	170,000	187,099
7.00%, 11/15/35	165,000	243,030
7.38%, 1/15/40	2,000	3,206
4.70%, 3/1/49	200,000	261,136

BP Capital Markets America, Inc.
3.12%, 5/4/26	224,000	239,431
3.02%, 1/16/27	135,000	143,596
3.59%, 4/14/27	192,000	210,994
4.23%, 11/6/28	100,000	116,073

Brighthouse Financial, Inc.
3.70%, 6/22/27(b)	210,000	217,451
4.70%, 6/22/47	593,000	600,448

Bristol-Myers Squibb Co.
3.88%, 8/15/25(c)	444,000	492,744
3.90%, 2/20/28(c)	447,000	508,337
3.40%, 7/26/29(c)	363,000	407,528

Brixmor Operating Partnership L.P.
3.25%, 9/15/23	190,000	199,958
3.65%, 6/15/24	150,000	161,352
4.13%, 6/15/26	30,000	33,294

Broadcom Corp.
3.00%, 1/15/22	653,000	665,817
3.63%, 1/15/24	389,000	408,570
3.88%, 1/15/27	1,430,000	1,495,723
3.50%, 1/15/28	717,000	738,326

Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	151,000	163,306
2.90%, 12/1/29	150,000	155,476
Brown & Brown, Inc. 4.20%, 9/15/24	20,000	21,759

Bunge Ltd. Finance Corp.
3.25%, 8/15/26	641,000	663,797
3.75%, 9/25/27	67,000	70,806

Burlington Northern Santa Fe LLC
3.00%, 4/1/25	71,000	76,045
3.65%, 9/1/25	120,000	132,091
3.25%, 6/15/27	40,000	44,237

CA, Inc.
3.60%, 8/15/22	139,000	143,487
4.70%, 3/15/27	55,000	60,530
California Institute of Technology 3.65%, 9/1/2119	350,000	418,342

Campbell Soup Co.
3.30%, 3/19/25	20,000	21,147
4.80%, 3/15/48	543,000	663,386

Capital One Financial Corp.
3.05%, 3/9/22	25,000	25,676
3.20%, 1/30/23	530,000	551,123
3.50%, 6/15/23	32,000	33,917
3.30%, 10/30/24	70,000	74,553
3.20%, 2/5/25	20,000	21,110
4.20%, 10/29/25	359,000	389,352
3.75%, 3/9/27	322,000	351,205
3.80%, 1/31/28	342,000	373,692

Cardinal Health, Inc.
3.08%, 6/15/24	250,000	260,914
3.50%, 11/15/24	344,000	366,306
3.41%, 6/15/27	184,000	196,163
4.50%, 11/15/44	98,000	105,068
4.90%, 9/15/45	100,000	113,269
4.37%, 6/15/47	155,000	168,243

Carlisle Cos., Inc.
3.50%, 12/1/24	100,000	107,993
3.75%, 12/1/27	25,000	27,582
Caterpillar Financial Services Corp. 2.40%, 8/9/26	190,000	198,634
CBRE Services, Inc. 4.88%, 3/1/26	153,000	175,946
Celanese U.S. Holdings LLC 3.50%, 5/8/24	350,000	371,828

CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	90,000	93,590
3.00%, 2/1/27, Series AA	200,000	216,707

CenterPoint Energy Resources Corp.
3.55%, 4/1/23	15,000	15,859
4.00%, 4/1/28	220,000	246,952
CenterPoint Energy, Inc. 4.25%, 11/1/28(b)	190,000	219,664

Charles Schwab Corp. (The)
3.20%, 1/25/28	250,000	272,931
3.25%, 5/22/29	200,000	220,450

Charter Communications Operating LLC
4.46%, 7/23/22	480,000	509,001
4.91%, 7/23/25	1,216,000	1,369,268
4.20%, 3/15/28	150,000	163,713
6.38%, 10/23/35	550,000	727,212
5.38%, 4/1/38	100,000	116,159
6.48%, 10/23/45	330,000	424,690
5.38%, 5/1/47	674,000	772,282
5.75%, 4/1/48	412,000	491,333
5.13%, 7/1/49	705,000	793,678

Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	500,000	558,507
3.70%, 11/15/29(c)	25,000	25,091

Chubb INA Holdings, Inc.
3.15%, 3/15/25	241,000	260,529
3.35%, 5/3/26	180,000	198,846

Church & Dwight Co., Inc.
2.45%, 8/1/22	100,000	102,072
3.15%, 8/1/27	390,000	424,993

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Cigna Corp.
4.75%, 11/15/21(c)	$116,000	$122,023
3.05%, 11/30/22(c)	85,000	87,870
3.00%, 7/15/23(c)	80,000	83,237
4.13%, 11/15/25	140,000	156,077
4.50%, 2/25/26(c)	110,000	124,569
3.40%, 3/1/27(c)	120,000	128,492
3.05%, 10/15/27(c)	518,000	543,316
4.38%, 10/15/28	862,000	982,277
4.80%, 8/15/38	592,000	712,772
6.13%, 11/15/41(c)	21,000	28,701
4.80%, 7/15/46(c)	375,000	451,819
3.88%, 10/15/47(c)	296,000	313,950
4.90%, 12/15/48	420,000	521,472

Cimarex Energy Co.
4.38%, 6/1/24	63,000	66,885
3.90%, 5/15/27	474,000	491,991
Cintas Corp. No. 2 3.70%, 4/1/27	335,000	378,100

Cisco Systems, Inc.
2.95%, 2/28/26	275,000	296,731
2.50%, 9/20/26	40,000	42,286

Citigroup, Inc.
4.05%, 7/30/22	202,000	213,239
3.50%, 5/15/23	303,000	318,446
4.00%, 8/5/24	25,000	27,143
3.88%, 3/26/25	167,000	181,014
3.30%, 4/27/25	40,000	42,832
4.40%, 6/10/25	77,000	85,889
5.50%, 9/13/25	200,000	234,712
4.60%, 3/9/26	25,000	28,362
3.40%, 5/1/26	100,000	108,401
3.20%, 10/21/26	244,000	260,025
4.45%, 9/29/27	690,000	779,833
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(d)	20,000	22,187
6.63%, 1/15/28	150,000	195,976
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(d)	206,000	226,420
4.13%, 7/25/28	354,000	394,242
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	185,000	201,616
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(d)	295,000	335,691
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(d)	329,000	372,758
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(d)	250,000	263,026
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(d)	300,000	307,458
6.00%, 10/31/33	50,000	68,239
6.68%, 9/13/43	238,000	368,210
5.30%, 5/6/44	75,000	99,616
4.75%, 5/18/46	471,000	592,050
Citrix Systems, Inc. 4.50%, 12/1/27	25,000	27,711
Cleco Corporate Holdings LLC 3.74%, 5/1/26	64,000	69,178
Cleveland Clinic Foundation (The) 4.86%, 1/1/2114	500,000	742,652
Clorox Co. (The) 3.10%, 10/1/27	265,000	288,824
CME Group, Inc. 5.30%, 9/15/43	56,000	80,536

CMS Energy Corp.
3.00%, 5/15/26	250,000	265,583
3.45%, 8/15/27(b)	350,000	385,864
CNA Financial Corp. 5.75%, 8/15/21	2,000	2,127
CNOOC Finance 2015 USA LLC 4.38%, 5/2/28	340,000	392,055

Coca-Cola Co. (The)
2.25%, 9/1/26	42,000	44,347
2.90%, 5/25/27	150,000	164,181
2.13%, 9/6/29	145,000	148,322
Colgate-Palmolive Co. 3.70%, 8/1/47	700,000	883,489
Columbia Pipeline Group, Inc. 4.50%, 6/1/25	48,000	53,542
Columbia Property Trust Operating Partnership L.P. 4.15%, 4/1/25	150,000	162,675

Comcast Corp.
3.38%, 8/15/25	261,000	283,889
3.95%, 10/15/25	364,000	407,918
3.15%, 3/1/26	51,000	55,060
2.35%, 1/15/27	650,000	672,254
3.30%, 2/1/27	150,000	163,231
3.15%, 2/15/28	230,000	250,024

CommonSpirit Health
4.35%, 11/1/42	115,000	129,973
4.19%, 10/1/49	300,000	329,575

Conagra Brands, Inc.
7.00%, 10/1/28	23,000	29,840
4.85%, 11/1/28	1,197,000	1,394,359
5.40%, 11/1/48	225,000	284,874

Concho Resources, Inc.
4.38%, 1/15/25	337,000	348,850
3.75%, 10/1/27	100,000	104,030
4.30%, 8/15/28	132,000	143,705
4.88%, 10/1/47	440,000	519,136
4.85%, 8/15/48	40,000	44,077
Connecticut Light & Power Co. (The) 3.20%, 3/15/27, Series A	100,000	109,023

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
ConocoPhillips Co. 4.95%, 3/15/26	$277,000	$324,099
ConocoPhillips Holding Co. 6.95%, 4/15/29	50,000	68,268

Constellation Brands, Inc.
4.75%, 11/15/24	95,000	108,064
4.40%, 11/15/25	142,000	161,380
3.70%, 12/6/26	427,000	469,190
3.50%, 5/9/27	162,000	175,054
4.50%, 5/9/47	530,000	632,369
4.10%, 2/15/48	315,000	355,390
Continental Airlines Pass Through Trust 4.00%, 4/29/26, Series 2012-2, Class A	11,563	12,519

Continental Resources, Inc.
4.50%, 4/15/23	114,000	119,493
4.90%, 6/1/44(b)	70,000	61,935

Corning, Inc.
2.90%, 5/15/22	9,000	9,264
5.75%, 8/15/40	100,000	128,454
4.75%, 3/15/42	235,000	272,465
5.45%, 11/15/79	100,000	112,125
Costco Wholesale Corp. 3.00%, 5/18/27	80,000	87,089

Crown Castle International Corp.
4.88%, 4/15/22	166,000	176,264
3.20%, 9/1/24	20,000	21,169
4.45%, 2/15/26	100,000	112,693
3.70%, 6/15/26	80,000	86,943
4.00%, 3/1/27	295,000	326,852
3.65%, 9/1/27	644,000	702,421
4.30%, 2/15/29	250,000	286,128
3.10%, 11/15/29	102,000	107,722
4.75%, 5/15/47	95,000	117,623
5.20%, 2/15/49	50,000	64,929

CSX Corp.
4.25%, 6/1/21	38,000	39,014
3.40%, 8/1/24	25,000	26,771
3.35%, 11/1/25(b)	44,000	47,756
3.25%, 6/1/27	591,000	635,718
3.80%, 3/1/28	705,000	786,482
6.15%, 5/1/37	150,000	209,230
5.50%, 4/15/41	25,000	33,571
4.75%, 5/30/42	117,000	146,711
4.10%, 3/15/44	310,000	356,962
3.80%, 11/1/46	380,000	426,156
4.30%, 3/1/48	360,000	436,346
3.95%, 5/1/50	15,000	17,414
4.50%, 8/1/54	102,000	126,710
4.25%, 11/1/66	20,000	22,918
4.65%, 3/1/68	60,000	73,875

CubeSmart L.P.
3.13%, 9/1/26	35,000	37,357
4.38%, 2/15/29	25,000	29,029

CVS Health Corp.
2.13%, 6/1/21	373,000	375,246
3.50%, 7/20/22	126,000	130,913
4.75%, 12/1/22	418,000	448,578
4.00%, 12/5/23	179,000	192,337
4.10%, 3/25/25	250,000	274,244
3.88%, 7/20/25	1,002,000	1,095,518
2.88%, 6/1/26	150,000	155,711
4.30%, 3/25/28	1,797,000	2,014,778
3.25%, 8/15/29(b)	472,000	497,943
4.88%, 7/20/35	453,000	548,269
4.78%, 3/25/38	630,000	741,986
5.13%, 7/20/45	675,000	826,349
5.05%, 3/25/48	1,228,000	1,512,180

Dell International LLC
4.42%, 6/15/21(c)	50,000	51,525
5.45%, 6/15/23(c)	283,000	312,188
4.00%, 7/15/24(c)	35,000	37,600
6.02%, 6/15/26(c)	340,000	398,765
5.30%, 10/1/29(b)(c)	370,000	425,845
8.10%, 7/15/36(c)	1,180,000	1,621,034
8.35%, 7/15/46(c)	455,000	620,804
Delta Air Lines, Inc. 4.38%, 4/19/28	45,000	47,709

Devon Energy Corp.
5.60%, 7/15/41	155,000	176,502
4.75%, 5/15/42	140,000	143,653
5.00%, 6/15/45	61,000	65,662
DH Europe Finance II Sarl 3.40%, 11/15/49	450,000	498,699

Digital Realty Trust L.P.
2.75%, 2/1/23	25,000	25,754
3.70%, 8/15/27	288,000	316,775
4.45%, 7/15/28	152,000	174,819
Dignity Health 5.27%, 11/1/64	10,000	13,310

Discover Bank
4.68%, 8/9/28, (4.682% fixed rate until 8/9/23; 5-year U.S. dollar Swap Rate + 1.73% thereafter)(d)	200,000	212,703
4.65%, 9/13/28	250,000	293,676

Discover Financial Services
3.95%, 11/6/24	71,000	76,911
3.75%, 3/4/25	210,000	225,827

Discovery Communications LLC
4.90%, 3/11/26	388,000	442,339
3.95%, 3/20/28	85,000	92,991
5.00%, 9/20/37	938,000	1,077,703
6.35%, 6/1/40	50,000	66,263
4.95%, 5/15/42	90,000	102,214
4.88%, 4/1/43	46,000	52,043
5.20%, 9/20/47	90,000	106,259
5.30%, 5/15/49	350,000	424,303
Dollar General Corp. 3.88%, 4/15/27	362,000	403,712

Dollar Tree, Inc.
3.70%, 5/15/23	250,000	265,376
4.00%, 5/15/25	41,000	45,114

Dominion Energy Gas Holdings LLC
3.60%, 12/15/24	120,000	129,116
3.00%, 11/15/29, Series B	250,000	262,104
4.60%, 12/15/44	50,000	59,303

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Dominion Energy, Inc.
2.00%, 8/15/21, Series C	$25,000	$25,255
3.07%, 8/15/24(d)	468,000	491,642
3.90%, 10/1/25	295,000	325,988
4.25%, 6/1/28	75,000	85,648
5.25%, 8/1/33, Series F	45,000	56,594
7.00%, 6/15/38	25,000	36,515
4.90%, 8/1/41, Series C	70,000	86,766
4.70%, 12/1/44(b)	100,000	124,306
4.60%, 3/15/49, Series A	56,000	70,045
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(d)	6,000	6,472

Dow Chemical Co. (The)
3.00%, 11/15/22	40,000	41,754
3.50%, 10/1/24	238,000	257,044
4.80%, 11/30/28	257,000	301,862
7.38%, 11/1/29	386,000	530,754
4.25%, 10/1/34	70,000	78,111
5.25%, 11/15/41	30,000	36,571
4.38%, 11/15/42	390,000	431,965
4.63%, 10/1/44	80,000	93,635
4.80%, 5/15/49	543,000	643,033

DTE Energy Co.
3.70%, 8/1/23, Series D	305,000	323,739
3.50%, 6/1/24, Series C	376,000	400,981
2.53%, 10/1/24, Series C	272,000	279,669

Duke Energy Carolinas LLC
2.95%, 12/1/26	120,000	128,715
3.95%, 11/15/28	200,000	231,138

Duke Energy Corp.
3.05%, 8/15/22	130,000	133,937
3.95%, 10/15/23	125,000	134,258
3.75%, 4/15/24	350,000	376,353
2.65%, 9/1/26	137,000	142,847
3.15%, 8/15/27	175,000	187,862
3.40%, 6/15/29	42,000	46,240
4.80%, 12/15/45	35,000	44,099
3.75%, 9/1/46	209,000	232,096
3.95%, 8/15/47(b)	250,000	283,121
Duke Energy Florida LLC 3.20%, 1/15/27	55,000	59,860

Duke Energy Progress LLC
3.25%, 8/15/25	40,000	43,338
3.70%, 9/1/28	50,000	56,764
3.45%, 3/15/29	54,000	60,377

Duke Realty L.P.
3.75%, 12/1/24	230,000	250,624
3.25%, 6/30/26	265,000	286,568
4.00%, 9/15/28	60,000	69,126
Duke University Health System, Inc. 3.92%, 6/1/47, Series 2017	200,000	253,564

DuPont de Nemours, Inc.
4.21%, 11/15/23	25,000	27,282
4.49%, 11/15/25	1,079,000	1,223,083
4.73%, 11/15/28	562,000	653,912
5.42%, 11/15/48	300,000	378,377

DXC Technology Co.
4.25%, 4/15/24	323,000	346,778
4.75%, 4/15/27	387,000	425,929
Eagle Materials, Inc. 4.50%, 8/1/26	300,000	307,759

Eastman Chemical Co.
3.60%, 8/15/22	50,000	52,227
3.80%, 3/15/25	388,000	423,217
4.50%, 12/1/28	40,000	46,744
4.65%, 10/15/44	100,000	116,918
Eaton Corp. 3.10%, 9/15/27	400,000	436,806
Eaton Vance Corp. 3.50%, 4/6/27	118,000	128,440

eBay, Inc.
3.80%, 3/9/22	327,000	340,270
2.75%, 1/30/23	30,000	30,879
3.45%, 8/1/24	37,000	39,292
3.60%, 6/5/27	165,000	180,159
4.00%, 7/15/42	160,000	161,266

Ecolab, Inc.
2.70%, 11/1/26	440,000	471,287
3.25%, 12/1/27	25,000	27,701
Edison International 4.13%, 3/15/28(b)	45,000	49,148
Eli Lilly & Co. 3.38%, 3/15/29	387,000	434,890

Enable Midstream Partners L.P.
3.90%, 5/15/24	78,000	79,592
4.40%, 3/15/27	35,000	34,986
4.95%, 5/15/28	170,000	169,565
4.15%, 9/15/29	250,000	237,161

Enbridge Energy Partners L.P.
5.88%, 10/15/25	25,000	29,944
7.38%, 10/15/45	50,000	79,254

Energy Transfer Operating L.P.
4.65%, 6/1/21	10,000	10,317
4.75%, 1/15/26	424,000	467,807
5.50%, 6/1/27	100,000	113,452
5.25%, 4/15/29	100,000	112,598
3.75%, 5/15/30	400,000	406,440
6.63%, 10/15/36	100,000	120,391
5.80%, 6/15/38, Series 20Y	146,000	166,843
7.50%, 7/1/38	40,000	52,593
6.05%, 6/1/41	42,000	46,790
6.50%, 2/1/42	408,000	492,392
5.95%, 10/1/43	71,000	79,203
5.15%, 3/15/45	255,000	266,636
6.13%, 12/15/45	305,000	344,611
5.30%, 4/15/47	25,000	26,004
5.00%, 5/15/50	200,000	202,746
Energy Transfer Partners L.P. 5.00%, 10/1/22	175,000	187,171
Entergy Corp. 2.95%, 9/1/26	519,000	547,247
Entergy Texas, Inc. 4.50%, 3/30/39	200,000	249,859

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Enterprise Products Operating LLC
3.35%, 3/15/23	$300,000	$313,340
3.90%, 2/15/24	115,000	123,851
3.75%, 2/15/25	218,000	237,560
4.15%, 10/16/28	443,000	498,363
3.13%, 7/31/29	262,000	274,377
6.13%, 10/15/39	250,000	343,671
5.95%, 2/1/41	700,000	908,320
4.85%, 8/15/42	541,000	630,300
4.45%, 2/15/43	97,000	107,333
5.10%, 2/15/45	315,000	374,774
4.90%, 5/15/46	411,000	480,911
4.25%, 2/15/48	35,000	37,524
4.20%, 1/31/50	150,000	158,510
4.95%, 10/15/54	150,000	173,023
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(d)	518,000	526,674
EOG Resources, Inc. 4.15%, 1/15/26	100,000	112,301

EPR Properties
4.75%, 12/15/26	250,000	281,496
4.50%, 6/1/27	250,000	279,239
Equifax, Inc. 2.30%, 6/1/21	80,000	80,916

Equitable Holdings, Inc.
4.35%, 4/20/28	513,000	577,627
5.00%, 4/20/48	95,000	107,784

ERP Operating L.P.
3.25%, 8/1/27	308,000	332,449
3.50%, 3/1/28	312,000	343,429
4.15%, 12/1/28	253,000	293,998
Essential Utilities, Inc. 3.57%, 5/1/29	562,000	624,821

Essex Portfolio L.P.
3.25%, 5/1/23	185,000	194,397
3.50%, 4/1/25	80,000	86,774
4.00%, 3/1/29	100,000	114,002
3.00%, 1/15/30	175,000	185,840
Estee Lauder Cos., Inc. (The) 3.15%, 3/15/27	60,000	66,317

Eversource Energy
2.75%, 3/15/22, Series K	282,000	289,125
2.90%, 10/1/24, Series L	326,000	341,969

Exelon Corp.
3.50%, 6/1/22	100,000	103,784
3.95%, 6/15/25	565,000	623,703
3.40%, 4/15/26	75,000	81,083
4.95%, 6/15/35	20,000	24,529
5.10%, 6/15/45	100,000	129,494
4.45%, 4/15/46	65,000	78,788

Exelon Generation Co. LLC
6.25%, 10/1/39	75,000	93,830
5.60%, 6/15/42	97,000	115,808

Expedia Group, Inc.
4.50%, 8/15/24	30,000	32,742
5.00%, 2/15/26	350,000	394,615
3.25%, 2/15/30(c)	150,000	146,805

Exxon Mobil Corp.
3.57%, 3/6/45	577,000	641,026
4.11%, 3/1/46	800,000	968,159
3.10%, 8/16/49	327,000	337,975
Federal Realty Investment Trust 3.20%, 6/15/29	321,000	349,857

FedEx Corp.
2.63%, 8/1/22	155,000	159,125
4.00%, 1/15/24	20,000	21,654
3.25%, 4/1/26	106,000	113,794
3.30%, 3/15/27	79,000	84,413
3.10%, 8/5/29	277,000	290,116
3.88%, 8/1/42	70,000	70,868
4.10%, 4/15/43	206,000	214,312
5.10%, 1/15/44	77,000	90,374
4.75%, 11/15/45	855,000	966,773
4.55%, 4/1/46	145,000	159,332
4.40%, 1/15/47	370,000	393,501
4.05%, 2/15/48	200,000	203,457
Fidelity National Financial, Inc. 4.50%, 8/15/28	220,000	253,290

Fidelity National Information Services, Inc.
3.00%, 8/15/26	70,000	74,866
4.25%, 5/15/28, Series 10Y	72,000	83,241
3.75%, 5/21/29	141,000	159,139

Fifth Third Bancorp
4.30%, 1/16/24	225,000	244,193
8.25%, 3/1/38	100,000	166,856

First Republic Bank 4.63%, 2/13/47	300,000	384,989

FirstEnergy Corp.
3.90%, 7/15/27, Series B	100,000	110,887
7.38%, 11/15/31, Series C	424,000	619,857
4.85%, 7/15/47, Series C	75,000	92,460

Fiserv, Inc.
4.20%, 10/1/28	637,000	730,403
4.40%, 7/1/49	746,000	896,512
Flex Ltd. 4.88%, 6/15/29	100,000	110,771

Florida Power & Light Co.
5.63%, 4/1/34	300,000	432,601
4.13%, 2/1/42	527,000	649,034
4.05%, 6/1/42	310,000	384,120
3.80%, 12/15/42	25,000	29,887
3.70%, 12/1/47	95,000	110,502
3.95%, 3/1/48	415,000	513,734
4.13%, 6/1/48	125,000	159,638
3.99%, 3/1/49	188,000	234,556
3.15%, 10/1/49	350,000	389,414
Flowers Foods, Inc. 3.50%, 10/1/26	8,000	8,665

Fluor Corp.
3.50%, 12/15/24	200,000	193,862
4.25%, 9/15/28(b)	270,000	253,177

FMC Corp.
3.45%, 10/1/29	60,000	65,857
4.50%, 10/1/49	271,000	330,704

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Ford Motor Co.
4.35%, 12/8/26	$135,000	$136,096
6.63%, 10/1/28(b)	40,000	46,126
7.45%, 7/16/31	630,000	715,532
4.75%, 1/15/43	175,000	150,807
7.40%, 11/1/46	25,000	27,749
5.29%, 12/8/46	322,000	295,549

Ford Motor Credit Co. LLC
4.14%, 2/15/23	250,000	257,433
3.81%, 1/9/24	500,000	506,043
4.69%, 6/9/25	237,000	246,056
4.13%, 8/4/25	207,000	210,238
3.82%, 11/2/27(b)	550,000	524,421
5.11%, 5/3/29	500,000	504,203
Fortive Corp. 3.15%, 6/15/26	200,000	211,460

Fox Corp.
3.67%, 1/25/22(c)	100,000	104,174
4.03%, 1/25/24(c)	545,000	590,474
4.71%, 1/25/29(c)	33,000	38,866
5.48%, 1/25/39(c)	112,000	143,689
5.58%, 1/25/49(c)	365,000	490,889
Franklin Resources, Inc. 2.85%, 3/30/25	145,000	154,914

GATX Corp.
3.25%, 3/30/25	170,000	180,782
3.85%, 3/30/27	360,000	391,123
3.50%, 3/15/28	300,000	321,486
4.55%, 11/7/28	90,000	103,341
4.70%, 4/1/29	70,000	82,138

GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	300,000	320,072
4.42%, 11/15/35	920,000	1,053,068

General Dynamics Corp.
3.50%, 5/15/25	65,000	71,443
2.13%, 8/15/26	54,000	55,589
2.63%, 11/15/27	62,000	65,794
3.75%, 5/15/28	100,000	113,638

General Electric Co.
4.65%, 10/17/21	248,000	258,713
2.70%, 10/9/22	198,000	202,404
6.75%, 3/15/32, Series A	710,000	966,773
6.15%, 8/7/37	60,000	78,884
5.88%, 1/14/38	857,000	1,115,730
6.88%, 1/10/39	385,000	537,049
4.13%, 10/9/42	4,000	4,295
4.50%, 3/11/44	50,000	58,491

General Mills, Inc.
3.65%, 2/15/24	2,000	2,145
3.20%, 2/10/27(b)	378,000	409,813
4.20%, 4/17/28	309,000	355,887
4.55%, 4/17/38	206,000	247,877
5.40%, 6/15/40	39,000	51,760
4.15%, 2/15/43	135,000	153,589
4.70%, 4/17/48	45,000	56,326

General Motors Co.
4.00%, 4/1/25	39,000	41,190
4.20%, 10/1/27	100,000	105,068
5.00%, 4/1/35	90,000	93,987
6.60%, 4/1/36	380,000	460,422
5.15%, 4/1/38	1,050,000	1,071,928
6.25%, 10/2/43	280,000	315,635
5.20%, 4/1/45	75,000	74,979
6.75%, 4/1/46	175,000	205,495

General Motors Financial Co., Inc.
3.20%, 7/6/21	30,000	30,362
4.38%, 9/25/21	297,000	307,121
3.45%, 1/14/22	170,000	173,731
3.45%, 4/10/22	84,000	86,161
3.15%, 6/30/22	330,000	337,826
4.00%, 1/15/25	283,000	300,278
4.35%, 4/9/25	75,000	80,340
4.30%, 7/13/25	111,000	118,019
5.25%, 3/1/26	60,000	66,477
4.00%, 10/6/26	100,000	103,226
4.35%, 1/17/27	410,000	440,873
3.85%, 1/5/28	111,000	113,208
Genpact Luxembourg SARL 3.70%, 4/1/22	130,000	135,318

Georgia Power Co.
3.25%, 3/30/27	425,000	458,930
2.65%, 9/15/29, Series B	10,000	10,341
Gilead Sciences, Inc. 2.95%, 3/1/27	449,000	479,528

Global Payments, Inc.
3.75%, 6/1/23	35,000	37,094
4.80%, 4/1/26	125,000	143,478
4.45%, 6/1/28	160,000	183,981
3.20%, 8/15/29	299,000	318,150
Globe Life, Inc. 4.55%, 9/15/28	450,000	525,304

GLP Capital L.P.
5.25%, 6/1/25	250,000	280,410
5.38%, 4/15/26	105,000	118,716
5.75%, 6/1/28	169,000	198,510

Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25	147,000	159,223
4.25%, 10/21/25	276,000	301,662
3.75%, 2/25/26	125,000	136,767
3.50%, 11/16/26	100,000	107,481
5.95%, 1/15/27	150,000	183,981
3.85%, 1/26/27	70,000	76,945
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(d)	721,000	789,187
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	900,000	993,421
6.75%, 10/1/37	1,072,000	1,522,825
5.15%, 5/22/45	575,000	741,210

Halliburton Co.
3.50%, 8/1/23	50,000	52,679
3.80%, 11/15/25	324,000	355,647
4.85%, 11/15/35	55,000	63,632

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
6.70%, 9/15/38	$183,000	$252,446
7.45%, 9/15/39	78,000	115,862
4.50%, 11/15/41	2,000	2,194
5.00%, 11/15/45	550,000	597,763

Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/43	65,000	79,297
4.40%, 3/15/48	320,000	399,772

Hasbro, Inc.
3.50%, 9/15/27	205,000	214,540
6.35%, 3/15/40	356,000	447,686

HCA, Inc.
4.75%, 5/1/23	25,000	27,073
5.25%, 4/15/25	325,000	369,581
5.13%, 6/15/39	710,000	826,954
5.50%, 6/15/47	300,000	356,849
5.25%, 6/15/49	350,000	408,650
Healthcare Realty Trust, Inc. 3.63%, 1/15/28	25,000	27,270
Healthcare Trust of America Holdings L.P. 3.10%, 2/15/30	300,000	314,122

Healthpeak Properties, Inc.
4.25%, 11/15/23	20,000	21,781
4.20%, 3/1/24	15,000	16,372
3.88%, 8/15/24	55,000	59,902
3.40%, 2/1/25	59,000	63,422
4.00%, 6/1/25	120,000	133,297
3.25%, 7/15/26	361,000	389,840
6.75%, 2/1/41	32,000	49,260
Hershey Co. (The) 2.30%, 8/15/26	85,000	89,269

Hess Corp.
4.30%, 4/1/27	100,000	105,954
7.13%, 3/15/33	100,000	126,950
6.00%, 1/15/40	225,000	251,621
5.60%, 2/15/41	100,000	108,056
5.80%, 4/1/47	350,000	387,866

Hewlett Packard Enterprise Co.
4.90%, 10/15/25	584,000	664,107
6.20%, 10/15/35	50,000	62,622
6.35%, 10/15/45	340,000	425,694

Hexcel Corp.
4.70%, 8/15/25	133,000	148,880
3.95%, 2/15/27	150,000	163,327

Highwoods Realty L.P.
4.13%, 3/15/28	25,000	28,286
4.20%, 4/15/29	100,000	114,565
3.05%, 2/15/30(b)	250,000	262,468

Home Depot, Inc. (The)
3.35%, 9/15/25	255,000	279,508
3.00%, 4/1/26	155,000	167,488
2.80%, 9/14/27	105,000	111,973
2.95%, 6/15/29	145,000	156,725
Honeywell International, Inc. 2.50%, 11/1/26	301,000	320,411

Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	40,000	43,340
4.00%, 6/15/25, Series E	21,000	22,971
HP, Inc. 6.00%, 9/15/41	350,000	401,865

Hubbell, Inc.
3.63%, 11/15/22	25,000	26,374
3.15%, 8/15/27	8,000	8,484
3.50%, 2/15/28	96,000	104,672

Hudson Pacific Properties L.P.
3.95%, 11/1/27	175,000	193,948
4.65%, 4/1/29	185,000	216,031

Humana, Inc.
3.15%, 12/1/22	15,000	15,589
3.95%, 3/15/27	315,000	349,018
4.95%, 10/1/44	377,000	465,093

Huntington Bancshares, Inc.
2.63%, 8/6/24	111,000	115,318
4.00%, 5/15/25	437,000	487,374
Huntington Ingalls Industries, Inc. 3.48%, 12/1/27	25,000	27,082
Huntsman International LLC 4.50%, 5/1/29	529,000	583,231
Illinois Tool Works, Inc. 2.65%, 11/15/26	99,000	106,601

Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/21	75,000	75,900
4.25%, 6/15/23	218,000	238,383
5.75%, 6/15/43	130,000	185,528

Ingersoll-Rand Luxembourg Finance S.A.
3.55%, 11/1/24	98,000	105,928
3.80%, 3/21/29(b)	150,000	168,895
Ingredion, Inc. 3.20%, 10/1/26	109,000	116,382

Intel Corp.
3.70%, 7/29/25	193,000	213,211
2.60%, 5/19/26(b)	100,000	104,781
3.15%, 5/11/27(b)	441,000	480,677

Intercontinental Exchange, Inc.
3.75%, 12/1/25	136,000	150,189
3.10%, 9/15/27	90,000	97,613
3.75%, 9/21/28	408,000	458,255

International Business Machines Corp.
7.00%, 10/30/25	129,000	164,461
3.45%, 2/19/26	160,000	175,221
3.30%, 5/15/26	300,000	328,183
3.30%, 1/27/27	150,000	164,525
3.50%, 5/15/29	550,000	617,478

International Flavors & Fragrances, Inc.
4.38%, 6/1/47	177,000	189,569
5.00%, 9/26/48	50,000	58,927
International Lease Finance Corp. 8.63%, 1/15/22	30,000	33,487

International Paper Co.
3.65%, 6/15/24	163,000	176,076
3.80%, 1/15/26	155,000	172,187
3.00%, 2/15/27(b)	748,000	803,579
7.30%, 11/15/39	100,000	148,165
6.00%, 11/15/41	75,000	100,103
4.80%, 6/15/44	55,000	63,260

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
4.40%, 8/15/47	$85,000	$95,805
4.35%, 8/15/48	100,000	113,828

Interpublic Group of Cos., Inc. (The)
4.20%, 4/15/24	176,000	194,063
5.40%, 10/1/48(b)	135,000	180,864

Interstate Power & Light Co.
6.25%, 7/15/39	10,000	14,283
3.70%, 9/15/46	700,000	791,307

ITC Holdings Corp.
3.25%, 6/30/26	75,000	79,271
5.30%, 7/1/43	67,000	90,879
Jabil, Inc. 3.95%, 1/12/28	134,000	146,019

Jefferies Group LLC
4.85%, 1/15/27	153,000	169,643
4.15%, 1/23/30	603,000	656,875
6.25%, 1/15/36(b)	121,000	148,800
6.50%, 1/20/43	125,000	155,323
JetBlue Pass Through Trust 2.75%, 11/15/33, Series AA	301,000	318,534

JM Smucker Co. (The)
4.25%, 3/15/35	418,000	488,689
4.38%, 3/15/45	5,000	5,731

John Deere Capital Corp.
3.45%, 3/13/25	149,000	162,320
3.05%, 1/6/28	25,000	27,436
2.80%, 7/18/29	300,000	322,588
Johns Hopkins Health System Corp. (The) 3.84%, 5/15/46	98,000	120,954

Johnson & Johnson
3.55%, 3/1/36	72,000	84,364
3.63%, 3/3/37	400,000	460,996
3.40%, 1/15/38	725,000	826,987
4.50%, 12/5/43	500,000	650,183
3.70%, 3/1/46	350,000	425,801
3.75%, 3/3/47	807,000	993,263
3.50%, 1/15/48	309,000	369,225

Johnson Controls International PLC
3.90%, 2/14/26	10,000	11,160
4.63%, 7/2/44	180,000	221,713
5.13%, 9/14/45	11,000	14,429
4.50%, 2/15/47	25,000	31,012

JPMorgan Chase & Co.
3.90%, 7/15/25	50,000	55,197
3.30%, 4/1/26	59,000	64,269
3.20%, 6/15/26	284,000	305,429
2.95%, 10/1/26	53,000	56,247
7.63%, 10/15/26	517,000	686,021
4.13%, 12/15/26	62,000	69,900
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(d)	250,000	278,237
8.00%, 4/29/27	1,000	1,372
4.25%, 10/1/27	144,000	162,943
3.63%, 12/1/27	35,000	37,783
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(d)	289,000	319,928
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	240,000	262,744
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(d)	285,000	311,513
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(d)	282,000	318,069
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(d)	305,000	351,754
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(d)	411,000	479,838

Juniper Networks, Inc. 4.50%, 3/15/24	25,000	27,614
5.95%, 3/15/41	161,000	198,834

Kaiser Foundation Hospitals 4.88%, 4/1/42	165,000	224,924
4.15%, 5/1/47	750,000	948,608
3.27%, 11/1/49, Series 2019	40,000	44,410

Kansas City Southern 4.30%, 5/15/43	19,000	23,068
4.70%, 5/1/48	125,000	163,222

Kellogg Co. 2.65%, 12/1/23	16,000	16,677
3.25%, 4/1/26	145,000	157,620
3.40%, 11/15/27	155,000	168,697
7.45%, 4/1/31, Series B	50,000	73,071
4.50%, 4/1/46	112,000	133,332

Kemper Corp. 4.35%, 2/15/25	125,000	137,467

Kennametal, Inc. 4.63%, 6/15/28	240,000	269,227

Keurig Dr. Pepper, Inc. 4.06%, 5/25/23	421,000	453,346
4.42%, 5/25/25	65,000	72,938
2.55%, 9/15/26	25,000	25,569
3.43%, 6/15/27	140,000	149,650
4.60%, 5/25/28	170,000	196,583
4.99%, 5/25/38	115,000	141,169
4.50%, 11/15/45	100,000	116,614
5.09%, 5/25/48	125,000	159,761

KeyCorp 4.15%, 10/29/25	253,000	284,571
4.10%, 4/30/28	290,000	331,501
2.55%, 10/1/29	90,000	92,164

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Kilroy Realty L.P. 3.45%, 12/15/24	$87,000	$93,352
4.38%, 10/1/25	160,000	179,980
4.25%, 8/15/29	50,000	57,587
3.05%, 2/15/30	120,000	125,454

Kimberly-Clark Corp. 3.20%, 4/25/29	517,000	575,470

Kimco Realty Corp. 3.30%, 2/1/25	142,000	152,318
2.80%, 10/1/26	197,000	206,900
4.25%, 4/1/45	94,000	109,756
4.45%, 9/1/47	105,000	124,367
3.70%, 10/1/49	150,000	161,029

Kinder Morgan Energy Partners L.P. 3.50%, 3/1/21	30,000	30,358
3.50%, 9/1/23	25,000	26,137
7.30%, 8/15/33	1,000	1,378
6.95%, 1/15/38	90,000	120,748
6.50%, 9/1/39	123,000	156,964
6.55%, 9/15/40	250,000	323,805
6.38%, 3/1/41	8,000	10,024
5.63%, 9/1/41	313,000	360,025
5.00%, 8/15/42	25,000	27,162
5.00%, 3/1/43	328,000	358,230
5.40%, 9/1/44	75,000	87,071

Kinder Morgan, Inc. 4.30%, 6/1/25	286,000	315,615
4.30%, 3/1/28	500,000	558,265
7.75%, 1/15/32	150,000	218,800
5.30%, 12/1/34	543,000	647,310
5.55%, 6/1/45	291,000	346,347
5.05%, 2/15/46	80,000	90,990
5.20%, 3/1/48(b)	100,000	118,598

Kirby Corp. 4.20%, 3/1/28	30,000	33,129

KLA Corp. 4.65%, 11/1/24	425,000	480,046

Kohl’s Corp. 4.25%, 7/17/25	85,000	91,958
5.55%, 7/17/45	377,000	404,231

Kraft Heinz Foods Co. 3.00%, 6/1/26	456,000	455,741

Kroger Co. (The) 2.80%, 8/1/22	519,000	537,693
2.65%, 10/15/26(b)	425,000	440,985
3.70%, 8/1/27	245,000	272,864
5.40%, 7/15/40	60,000	75,454
5.00%, 4/15/42	66,000	79,216
5.15%, 8/1/43	50,000	62,738
4.45%, 2/1/47	280,000	317,542
4.65%, 1/15/48(b)	199,000	226,393
3.95%, 1/15/50	200,000	208,117

L3Harris Technologies, Inc. 3.95%, 5/28/24(c)	5,000	5,449
3.83%, 4/27/25	300,000	330,715
4.40%, 6/15/28	55,000	63,871
4.40%, 6/15/28(c)	276,000	320,518
4.85%, 4/27/35	67,000	83,278
5.05%, 4/27/45	50,000	65,571

Laboratory Corp. of America Holdings 3.25%, 9/1/24	100,000	106,134
3.60%, 2/1/25	456,000	492,053
3.60%, 9/1/27	225,000	247,041
4.70%, 2/1/45	75,000	90,535

Lam Research Corp. 3.80%, 3/15/25	88,000	96,903
3.75%, 3/15/26(b)	50,000	55,282
4.00%, 3/15/29	632,000	717,732

Las Vegas Sands Corp. 3.50%, 8/18/26	150,000	156,886

Lear Corp. 4.25%, 5/15/29	250,000	270,036

Legg Mason, Inc. 5.63%, 1/15/44	285,000	391,815

Leggett & Platt, Inc. 3.50%, 11/15/27	25,000	27,063

Leland Stanford Junior University (The) 3.65%, 5/1/48	300,000	384,345

LifeStorage L.P. 3.50%, 7/1/26	60,000	64,636
3.88%, 12/15/27	25,000	27,809

Lincoln National Corp. 4.00%, 9/1/23	492,000	531,972
4.35%, 3/1/48	53,000	62,490

Lockheed Martin Corp. 3.55%, 1/15/26	245,000	271,775

Loews Corp. 3.75%, 4/1/26	5,000	5,580

Lowe’s Cos., Inc. 3.12%, 4/15/22	303,000	311,934
3.38%, 9/15/25	355,000	386,343
2.50%, 4/15/26	25,000	25,882
4.65%, 4/15/42	275,000	336,623
4.25%, 9/15/44	172,000	195,380
4.38%, 9/15/45	78,000	91,338
3.70%, 4/15/46	817,000	874,140
4.05%, 5/3/47	670,000	755,393

LYB International Finance B.V. 4.00%, 7/15/23	45,000	48,551
5.25%, 7/15/43	700,000	857,300
4.88%, 3/15/44(b)	390,000	457,348

LYB International Finance II B.V. 3.50%, 3/2/27	20,000	21,729

LyondellBasell Industries N.V. 5.75%, 4/15/24	200,000	229,496

Macy’s Retail Holdings, Inc. 2.88%, 2/15/23	30,000	30,035
3.63%, 6/1/24(b)	87,000	88,354
4.50%, 12/15/34	23,000	21,316

Magellan Midstream Partners L.P. 5.15%, 10/15/43	72,000	88,294
4.20%, 10/3/47	160,000	180,207
4.85%, 2/1/49	185,000	222,739

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Marathon Oil Corp. 2.80%, 11/1/22	$30,000	$30,523
3.85%, 6/1/25	30,000	31,725
4.40%, 7/15/27	165,000	180,567
6.60%, 10/1/37	669,000	825,846

Marathon Petroleum Corp. 6.50%, 3/1/41	100,000	135,017
4.75%, 9/15/44	51,000	58,540
4.50%, 4/1/48	25,000	28,553
5.00%, 9/15/54	195,000	218,260

Markel Corp. 3.50%, 11/1/27	100,000	109,235
5.00%, 4/5/46	165,000	202,218
4.30%, 11/1/47	85,000	95,304
5.00%, 5/20/49	250,000	314,987

Marriott International, Inc. 2.30%, 1/15/22	10,000	10,133
3.25%, 9/15/22	29,000	30,078
4.15%, 12/1/23, Series Z	29,000	31,550
3.13%, 6/15/26, Series R	100,000	105,041

Marsh & McLennan Cos., Inc. 3.50%, 3/10/25	35,000	37,681
3.75%, 3/14/26	246,000	270,923
4.38%, 3/15/29	71,000	82,854

Martin Marietta Materials, Inc. 3.45%, 6/1/27	25,000	26,917
4.25%, 12/15/47	180,000	202,879

Massachusetts Institute of Technology 2.99%, 7/1/50, Series F	200,000	223,181
5.60%, 7/1/2111	250,000	459,478
4.68%, 7/1/2114	350,000	552,505
3.89%, 7/1/2116	300,000	403,072

Mastercard, Inc. 2.95%, 11/21/26	100,000	108,198
3.50%, 2/26/28	52,000	58,121
2.95%, 6/1/29	145,000	157,307

McCormick & Co., Inc. 3.40%, 8/15/27	110,000	120,156

McDonald’s Corp. 3.35%, 4/1/23	35,000	36,988
3.38%, 5/26/25	192,000	207,491
3.70%, 1/30/26	604,000	663,909
3.80%, 4/1/28(b)	968,000	1,084,334
4.70%, 12/9/35	81,000	101,687
6.30%, 3/1/38	18,000	26,083
4.88%, 7/15/40	310,000	386,025
4.60%, 5/26/45	92,000	114,880
4.88%, 12/9/45	110,000	142,558
4.45%, 3/1/47	35,000	42,608
4.45%, 9/1/48	467,000	572,132

McKesson Corp. 3.80%, 3/15/24	40,000	43,045
4.75%, 5/30/29	95,000	111,585
4.88%, 3/15/44	100,000	119,475

Medtronic Global Holdings SCA 3.35%, 4/1/27	185,000	204,909

Medtronic, Inc. 3.50%, 3/15/25	172,000	188,785

Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/52	500,000	633,808
4.20%, 7/1/55, Series 2015	385,000	498,518

Merck & Co., Inc. 3.40%, 3/7/29	263,000	294,164

Mercury General Corp. 4.40%, 3/15/27	160,000	175,073

MetLife, Inc. 6.40%, 12/15/66	100,000	123,656

Micron Technology, Inc. 5.33%, 2/6/29	312,000	358,721

Microsoft Corp. 3.50%, 2/12/35	750,000	873,567
4.20%, 11/3/35	50,000	62,518
3.45%, 8/8/36	260,000	300,516
4.10%, 2/6/37	1,100,000	1,365,913
5.20%, 6/1/39	750,000	1,070,895
4.50%, 10/1/40	350,000	457,758
5.30%, 2/8/41	245,000	353,980
3.50%, 11/15/42	525,000	613,414
3.75%, 5/1/43	250,000	299,173
4.88%, 12/15/43	275,000	381,187
3.75%, 2/12/45	757,000	921,250
4.45%, 11/3/45	765,000	1,024,266
3.70%, 8/8/46	925,000	1,124,907
4.25%, 2/6/47	815,000	1,070,506
4.00%, 2/12/55	707,000	896,096
4.75%, 11/3/55	525,000	750,929
3.95%, 8/8/56	1,025,000	1,305,428
4.50%, 2/6/57	850,000	1,182,787

Mid-America Apartments L.P. 3.75%, 6/15/24	37,000	40,078
3.60%, 6/1/27	125,000	136,549
3.95%, 3/15/29	340,000	389,657

MidAmerican Energy Co. 3.10%, 5/1/27	200,000	216,325

Molson Coors Beverage Co. 3.00%, 7/15/26	157,000	164,288
5.00%, 5/1/42	100,000	113,435
4.20%, 7/15/46	630,000	654,924

Mondelez International, Inc. 4.00%, 2/1/24	90,000	97,882
3.63%, 2/13/26	100,000	111,567
4.63%, 5/7/48	165,000	214,803

Moody’s Corp. 4.88%, 2/15/24	442,000	492,910

Morgan Stanley 4.88%, 11/1/22	440,000	474,944
4.00%, 7/23/25	64,000	70,980
5.00%, 11/24/25	306,000	353,360
3.88%, 1/27/26	416,000	460,155
4.35%, 9/8/26	250,000	279,921
3.63%, 1/20/27	277,000	303,255
3.95%, 4/23/27	440,000	482,830
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(d)	630,000	689,650

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(d)	$442,000	$491,502
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(d)	525,000	611,065
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(d)	250,000	258,318

Mosaic Co. (The) 4.25%, 11/15/23	100,000	107,711
4.05%, 11/15/27	289,000	306,021
4.88%, 11/15/41	68,000	73,571
5.63%, 11/15/43	38,000	45,435

Motorola Solutions, Inc. 4.00%, 9/1/24	262,000	284,162
4.60%, 2/23/28	50,000	56,539
4.60%, 5/23/29	50,000	57,405
5.50%, 9/1/44	100,000	118,681

MPLX L.P. 4.50%, 7/15/23	60,000	64,750
4.88%, 12/1/24	257,000	285,281
5.25%, 1/15/25(c)	381,000	402,716
4.00%, 2/15/25	157,000	167,844
4.88%, 6/1/25	106,000	118,101
4.13%, 3/1/27	419,000	449,830
4.25%, 12/1/27(c)	50,000	54,521
4.00%, 3/15/28	190,000	200,257
5.20%, 3/1/47	235,000	255,150
5.20%, 12/1/47(c)	25,000	26,289
4.70%, 4/15/48	459,000	465,756
5.50%, 2/15/49	295,000	335,659
4.90%, 4/15/58	30,000	30,022

MUFG Americas Holdings Corp. 3.00%, 2/10/25	17,000	18,035

Mylan N.V. 3.95%, 6/15/26	554,000	602,918
5.25%, 6/15/46	90,000	108,252

Mylan, Inc. 4.55%, 4/15/28(b)	175,000	197,557
5.40%, 11/29/43	445,000	537,410

Nasdaq, Inc. 4.25%, 6/1/24	154,000	168,877

National Fuel Gas Co. 3.95%, 9/15/27	150,000	158,298
4.75%, 9/1/28	65,000	71,221

National Grid USA 5.80%, 4/1/35	145,000	187,081

National Oilwell Varco, Inc. 3.95%, 12/1/42	105,000	100,363

National Retail Properties, Inc. 3.80%, 10/15/22	8,000	8,480
3.30%, 4/15/23	25,000	26,178
3.50%, 10/15/27	15,000	16,430

National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/28	100,000	112,368
3.70%, 3/15/29	167,000	191,563

NetApp, Inc. 3.30%, 9/29/24	25,000	26,653

Newmont Corp. 3.50%, 3/15/22	112,000	114,733
3.70%, 3/15/23	244,000	259,335
2.80%, 10/1/29	85,000	88,626
6.25%, 10/1/39	362,000	517,615
4.88%, 3/15/42	292,000	367,564
5.45%, 6/9/44	25,000	33,654

NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/24	250,000	265,140
3.25%, 4/1/26	175,000	187,181
3.55%, 5/1/27	200,000	217,635
3.50%, 4/1/29	527,000	578,730
2.75%, 11/1/29	500,000	523,489
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(d)	33,000	35,368

NIKE, Inc. 2.38%, 11/1/26	424,000	446,662

NiSource, Inc. 3.49%, 5/15/27	200,000	218,071
5.95%, 6/15/41	2,000	2,764
5.25%, 2/15/43	203,000	263,361
4.80%, 2/15/44	206,000	250,229
5.65%, 2/1/45	394,000	537,885
4.38%, 5/15/47	25,000	29,376
3.95%, 3/30/48	75,000	84,904

Noble Energy, Inc. 3.90%, 11/15/24	271,000	288,500
3.85%, 1/15/28	163,000	168,944
6.00%, 3/1/41	410,000	470,492
5.05%, 11/15/44	135,000	138,602
4.95%, 8/15/47	69,000	72,724

Nordstrom, Inc. 4.00%, 3/15/27	20,000	21,342
6.95%, 3/15/28	30,000	37,133
5.00%, 1/15/44	327,000	331,314

Norfolk Southern Corp. 3.25%, 12/1/21	410,000	421,302
2.90%, 6/15/26	23,000	24,631
3.15%, 6/1/27	100,000	108,310
3.80%, 8/1/28	448,000	512,906
3.94%, 11/1/47	271,000	316,373
4.05%, 8/15/52	387,000	461,240
5.10%, 8/1/2118	200,000	262,662

Northern Trust Corp. 3.15%, 5/3/29	256,000	281,492
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(d)	30,000	32,440

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Northrop Grumman Corp. 3.50%, 3/15/21	$117,000	$119,381
2.55%, 10/15/22	25,000	25,760
3.25%, 8/1/23	11,000	11,669
2.93%, 1/15/25	250,000	265,126
3.20%, 2/1/27	100,000	107,373
3.25%, 1/15/28	100,000	107,984
5.05%, 11/15/40	26,000	33,970
4.75%, 6/1/43	60,000	77,937
3.85%, 4/15/45	315,000	358,961
4.03%, 10/15/47	300,000	359,803

Northrop Grumman Systems Corp. 7.75%, 2/15/31	170,000	252,827

Northwestern University 4.64%, 12/1/44	500,000	694,834

NSTAR Electric Co. 3.20%, 5/15/27	250,000	271,893

Nucor Corp. 4.00%, 8/1/23	21,000	22,618
6.40%, 12/1/37	27,000	39,522

O’Reilly Automotive, Inc. 4.35%, 6/1/28	35,000	40,412

Occidental Petroleum Corp. 6.95%, 7/1/24	72,000	84,827
3.50%, 6/15/25	350,000	361,392
5.55%, 3/15/26	235,000	266,611
3.40%, 4/15/26	90,000	92,158
3.00%, 2/15/27	200,000	198,600
3.50%, 8/15/29(b)	527,000	530,632
7.88%, 9/15/31	69,000	90,077
6.45%, 9/15/36	295,000	349,385
7.95%, 6/15/39	100,000	134,701
6.60%, 3/15/46	552,000	671,506
4.40%, 4/15/46	25,000	22,708
4.10%, 2/15/47	100,000	91,412
4.40%, 8/15/49(b)	771,000	734,105

Office Properties Income Trust 4.25%, 5/15/24	50,000	52,813

Oglethorpe Power Corp. 5.38%, 11/1/40	52,000	68,171
5.25%, 9/1/50	195,000	247,601

Oklahoma Gas & Electric Co. 3.80%, 8/15/28	135,000	153,307

Old Republic International Corp. 3.88%, 8/26/26	110,000	121,729

Omega Healthcare Investors, Inc. 4.95%, 4/1/24	300,000	333,441
4.50%, 4/1/27	80,000	89,210
4.75%, 1/15/28	60,000	67,523
3.63%, 10/1/29	100,000	105,318

Oncor Electric Delivery Co. LLC 2.95%, 4/1/25	169,000	181,253

ONEOK Partners L.P. 5.00%, 9/15/23	150,000	164,935
6.20%, 9/15/43	50,000	62,832

ONEOK, Inc. 4.00%, 7/13/27	630,000	686,112
4.55%, 7/15/28	357,000	400,143
4.95%, 7/13/47	190,000	209,024

Oracle Corp. 2.65%, 7/15/26	200,000	211,362
3.25%, 11/15/27	582,000	640,066

Oshkosh Corp. 4.60%, 5/15/28	32,000	36,282

Owens Corning 4.20%, 12/1/24	25,000	27,248
3.40%, 8/15/26	200,000	209,615
7.00%, 12/1/36	32,000	43,509

Packaging Corp. of America 3.65%, 9/15/24	42,000	45,579

Parker-Hannifin Corp. 3.25%, 3/1/27(b)	100,000	108,416
3.25%, 6/14/29	1,197,000	1,302,720

PayPal Holdings, Inc. 2.40%, 10/1/24	350,000	359,435
2.85%, 10/1/29	250,000	262,786

Pentair Finance Sarl 4.50%, 7/1/29	583,000	656,863

PepsiCo, Inc. 2.75%, 4/30/25	145,000	153,726
3.00%, 10/15/27	452,000	493,094

Perrigo Finance Unlimited Co. 4.90%, 12/15/44	390,000	420,390

Pfizer, Inc. 2.75%, 6/3/26(b)	100,000	106,793
3.00%, 12/15/26	175,000	190,716
3.45%, 3/15/29	484,000	542,810

Philip Morris International, Inc. 3.38%, 8/11/25	260,000	282,717
2.75%, 2/25/26	44,000	45,858
3.13%, 8/17/27	35,000	37,485
3.13%, 3/2/28	73,000	77,888

Phillips 66 4.65%, 11/15/34	147,000	177,180
5.88%, 5/1/42	125,000	170,096
4.88%, 11/15/44	315,000	379,338

Phillips 66 Partners L.P. 3.75%, 3/1/28	245,000	264,380
4.90%, 10/1/46	100,000	113,838

Physicians Realty L.P. 3.95%, 1/15/28	25,000	27,601

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/29	78,000	87,180

Pioneer Natural Resources Co. 3.95%, 7/15/22	100,000	104,677
4.45%, 1/15/26	50,000	55,910

Plains All American Pipeline L.P. 3.65%, 6/1/22	40,000	41,138
3.60%, 11/1/24(b)	542,000	561,050
4.65%, 10/15/25	240,000	261,504
4.50%, 12/15/26	320,000	348,681
4.70%, 6/15/44	47,000	43,568
4.90%, 2/15/45	105,000	104,214

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Plains All American Pipeline L.P. / PAA Finance Corp. 3.55%, 12/15/29	$50,000	$49,256

PNC Bank NA 3.25%, 6/1/25	458,000	492,335
3.25%, 1/22/28	625,000	678,333

PNC Financial Services Group, Inc. (The) 3.45%, 4/23/29	328,000	362,359

PPG Industries, Inc. 2.80%, 8/15/29	82,000	86,085

PPL Capital Funding, Inc. 4.70%, 6/1/43	280,000	337,595
5.00%, 3/15/44	70,000	86,745

Praxair, Inc. 3.20%, 1/30/26	200,000	216,715

President & Fellows of Harvard College 3.15%, 7/15/46	316,000	364,337

Princeton University 5.70%, 3/1/39	215,000	323,881

Principal Financial Group, Inc. 3.40%, 5/15/25	25,000	27,122
3.10%, 11/15/26	25,000	26,943
3.70%, 5/15/29	21,000	23,925

Procter & Gamble Co. (The) 5.50%, 2/1/34	201,000	286,739
3.50%, 10/25/47	250,000	309,716

Progress Energy, Inc. 6.00%, 12/1/39	200,000	286,085

Progressive Corp. (The) 2.45%, 1/15/27	25,000	26,319
6.63%, 3/1/29	75,000	104,125

Prologis L.P. 3.75%, 11/1/25	170,000	188,802
4.38%, 2/1/29	60,000	71,087

Prudential Financial, Inc.
5.20%, 3/15/44, (5.20% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 3.04% thereafter)(d)	30,000	32,074
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(d)	88,000	96,239
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(d)	108,000	114,331
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(d)	200,000	226,499

PSEG Power LLC 8.63%, 4/15/31	100,000	142,866

Public Service Co. of Colorado 3.70%, 6/15/28	110,000	126,481

Public Service Electric & Gas Co. 2.25%, 9/15/26	139,000	143,929
3.00%, 5/15/27	35,000	37,867
3.20%, 5/15/29	270,000	299,525

Public Service Enterprise Group, Inc. 2.65%, 11/15/22	200,000	205,581

Public Storage 3.09%, 9/15/27	90,000	97,445

Puget Energy, Inc. 3.65%, 5/15/25	265,000	284,821

QUALCOMM, Inc. 3.45%, 5/20/25	160,000	174,062
3.25%, 5/20/27	421,000	454,134

Quest Diagnostics, Inc. 2.95%, 6/30/30	355,000	367,788

QVC, Inc. 4.38%, 3/15/23	48,000	49,727
4.85%, 4/1/24	116,000	121,778
4.45%, 2/15/25	188,000	192,876
4.75%, 2/15/27	250,000	246,956

Raymond James Financial, Inc. 3.63%, 9/15/26	20,000	22,061
4.95%, 7/15/46	55,000	70,498

Raytheon Co. 7.20%, 8/15/27	30,000	40,497

Realty Income Corp. 4.13%, 10/15/26	95,000	108,910
3.00%, 1/15/27	146,000	156,731
3.65%, 1/15/28	25,000	28,074

Regency Centers L.P. 3.60%, 2/1/27	135,000	147,922
2.95%, 9/15/29	272,000	287,896
4.40%, 2/1/47	13,000	16,208

Regions Financial Corp. 3.80%, 8/14/23	25,000	26,927
7.38%, 12/10/37	50,000	73,552

RenaissanceRe Finance, Inc. 3.45%, 7/1/27	25,000	27,468

Republic Services, Inc. 3.20%, 3/15/25	125,000	134,287
3.95%, 5/15/28	60,000	68,894

Rockwell Automation, Inc. 3.50%, 3/1/29	218,000	248,959

Rockwell Collins, Inc. 3.70%, 12/15/23	8,000	8,583
3.20%, 3/15/24	60,000	63,860
3.50%, 3/15/27	180,000	200,463
4.80%, 12/15/43	82,000	107,973
4.35%, 4/15/47	605,000	778,149

Rohm & Haas Co. 7.85%, 7/15/29	116,000	158,005

Roper Technologies, Inc. 3.80%, 12/15/26	90,000	100,117

Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	125,000	134,514
7.50%, 10/15/27	50,000	64,857
3.70%, 3/15/28(b)	115,000	118,218

RPM International, Inc. 3.75%, 3/15/27	73,000	79,502
4.55%, 3/1/29	100,000	115,687
4.25%, 1/15/48	355,000	391,857

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Ryder System, Inc. 3.88%, 12/1/23	$144,000	$154,888

S&P Global, Inc. 4.00%, 6/15/25	164,000	184,536
2.95%, 1/22/27	5,000	5,358

Sabine Pass Liquefaction LLC 5.75%, 5/15/24	150,000	168,822
5.63%, 3/1/25	475,000	540,501
5.88%, 6/30/26	200,000	232,305
5.00%, 3/15/27	150,000	165,945
4.20%, 3/15/28	584,000	620,217

Sabra Health Care L.P. 3.90%, 10/15/29	250,000	265,887

Santander Holdings USA, Inc. 4.40%, 7/13/27	1,042,000	1,143,573

Seagate HDD Cayman 4.75%, 6/1/23	31,000	32,757
4.75%, 1/1/25	350,000	370,304
4.88%, 6/1/27	309,000	329,870

Sempra Energy 2.88%, 10/1/22	59,000	60,838
4.05%, 12/1/23	106,000	114,805
3.25%, 6/15/27(b)	70,000	74,873
3.40%, 2/1/28(b)	452,000	486,667
3.80%, 2/1/38	450,000	504,586
6.00%, 10/15/39	227,000	317,568

Service Properties Trust 4.50%, 3/15/25	112,000	118,467
3.95%, 1/15/28	15,000	15,340
4.38%, 2/15/30	185,000	187,792

Sherwin-Williams Co. (The) 2.75%, 6/1/22	7,000	7,207
3.45%, 8/1/25	25,000	26,936
3.45%, 6/1/27	432,000	471,282
2.95%, 8/15/29	110,000	115,459
4.55%, 8/1/45	12,000	14,446
4.50%, 6/1/47	126,000	153,200

Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	145,000	146,969
2.88%, 9/23/23	96,000	99,721
3.20%, 9/23/26	478,000	513,776

Simon Property Group L.P. 3.50%, 9/1/25(b)	145,000	157,607
3.30%, 1/15/26	115,000	124,929
3.38%, 6/15/27	175,000	191,934
2.45%, 9/13/29	542,000	553,282

SITE Centers Corp. 3.63%, 2/1/25	100,000	106,260
4.70%, 6/1/27	30,000	33,767

Snap-on, Inc. 3.25%, 3/1/27(b)	150,000	163,468

Sonoco Products Co. 5.75%, 11/1/40	14,000	18,844

Southern California Edison Co. 3.65%, 3/1/28, Series B	100,000	111,800
4.20%, 3/1/29, Series A	200,000	231,400
6.65%, 4/1/29	108,000	136,568

Southern California Gas Co. 2.55%, 2/1/30, Series XX	100,000	105,709
4.30%, 1/15/49, Series VV	135,000	173,217
3.95%, 2/15/50, Series WW	200,000	247,952

Southern Co. (The) 2.95%, 7/1/23	50,000	52,116
3.25%, 7/1/26	160,000	171,751
4.25%, 7/1/36	460,000	544,952
4.40%, 7/1/46	434,000	508,284

Southern Co. Gas Capital Corp. 2.45%, 10/1/23	25,000	25,717
5.88%, 3/15/41	162,000	227,954
4.40%, 6/1/43	29,000	34,076
4.40%, 5/30/47	3,000	3,666

Southern Natural Gas Co. LLC 4.40%, 6/15/21	5,000	5,144

Southern Power Co. 5.25%, 7/15/43	15,000	18,742
4.95%, 12/15/46, Series F	160,000	198,935

Southwest Airlines Co. 3.45%, 11/16/27	100,000	108,842

Southwestern Electric Power Co. 2.75%, 10/1/26, Series K	5,000	5,261
4.10%, 9/15/28, Series M	229,000	262,561
6.20%, 3/15/40	40,000	57,391
3.90%, 4/1/45, Series J	120,000	134,387

Spectra Energy Partners L.P. 3.38%, 10/15/26	40,000	43,014
5.95%, 9/25/43	500,000	648,545
4.50%, 3/15/45	334,000	386,042

Spirit Airlines Pass Through Trust 4.10%, 10/1/29, Series A	172,160	187,999

Spirit Realty L.P. 4.45%, 9/15/26	120,000	134,681
3.40%, 1/15/30	250,000	266,721

Stanford Health Care 3.80%, 11/15/48, Series 2018	350,000	433,087

Stanley Black & Decker, Inc. 3.40%, 3/1/26	165,000	180,512
4.25%, 11/15/28	225,000	263,712

Starbucks Corp. 3.85%, 10/1/23	27,000	29,081
3.80%, 8/15/25	147,000	162,246
2.45%, 6/15/26	116,000	121,060
4.00%, 11/15/28	476,000	544,796
3.55%, 8/15/29	391,000	438,832
3.75%, 12/1/47	45,000	49,600
4.50%, 11/15/48	135,000	160,768
4.45%, 8/15/49	200,000	243,163

State Street Corp. 3.55%, 8/18/25	80,000	88,187
2.65%, 5/19/26	55,000	57,974
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.490% thereafter)(d)	160,000	171,211

Steel Dynamics, Inc.
2.80%, 12/15/24	250,000	259,227
3.45%, 4/15/30	24,000	25,334

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Steelcase, Inc. 5.13%, 1/18/29	$170,000	$202,996

Stifel Financial Corp. 4.25%, 7/18/24	25,000	27,494

STORE Capital Corp.
4.50%, 3/15/28	30,000	33,781
4.63%, 3/15/29	25,000	28,490

Stryker Corp.
3.50%, 3/15/26	40,000	43,818
4.10%, 4/1/43	202,000	238,193
4.63%, 3/15/46	30,000	38,871

Sunoco Logistics Partners Operations L.P.
4.00%, 10/1/27	820,000	859,489
4.95%, 1/15/43	4,000	3,988
5.30%, 4/1/44	73,000	76,637
5.35%, 5/15/45	866,000	930,651
5.40%, 10/1/47	335,000	354,574

SVB Financial Group 3.50%, 1/29/25	220,000	238,450

Synchrony Bank 3.00%, 6/15/22	500,000	512,814

Synchrony Financial
4.25%, 8/15/24	224,000	240,999
4.50%, 7/23/25	43,000	47,298
3.70%, 8/4/26	99,000	104,252
3.95%, 12/1/27	423,000	454,523

Synovus Financial Corp. 3.13%, 11/1/22	25,000	25,666

Sysco Corp.
3.30%, 7/15/26	160,000	174,128
3.25%, 7/15/27	550,000	600,436
5.38%, 9/21/35	22,000	30,101
4.85%, 10/1/45	400,000	515,667

Tanger Properties L.P. 3.13%, 9/1/26	90,000	92,693

Tapestry, Inc.
4.25%, 4/1/25	36,000	38,175
4.13%, 7/15/27	59,000	62,276

Target Corp. 3.38%, 4/15/29	480,000	534,657

TC PipeLines L.P. 3.90%, 5/25/27	317,000	338,425

TD Ameritrade Holding Corp. 3.30%, 4/1/27	385,000	417,666

Tech Data Corp. 4.95%, 2/15/27(b)	184,000	193,991

Texas Instruments, Inc.
2.90%, 11/3/27	65,000	69,558
2.25%, 9/4/29	100,000	102,402

Textron, Inc.
3.88%, 3/1/25	8,000	8,686
3.38%, 3/1/28	450,000	477,213

Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	80,000	87,308
3.20%, 8/15/27	630,000	682,700
2.60%, 10/1/29	110,000	115,085
4.10%, 8/15/47	190,000	238,556

Time Warner Cable LLC
6.55%, 5/1/37	101,000	131,646
7.30%, 7/1/38	329,000	451,139
6.75%, 6/15/39	477,000	618,652
4.50%, 9/15/42	125,000	130,247

Time Warner Entertainment Co. L.P.
8.38%, 3/15/23	400,000	476,456
8.38%, 7/15/33	250,000	368,043

Timken Co. (The)
3.88%, 9/1/24	101,000	109,494
4.50%, 12/15/28	256,000	292,617

TJX Cos., Inc. (The) 2.25%, 9/15/26	80,000	82,415

Transatlantic Holdings, Inc. 8.00%, 11/30/39	8,000	13,344

Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/28	45,000	49,033

Trimble, Inc. 4.90%, 6/15/28	50,000	57,525

Truist Bank
3.63%, 9/16/25	250,000	273,965
3.30%, 5/15/26	40,000	43,269

Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	150,000	185,827

Tucson Electric Power Co. 3.05%, 3/15/25	176,000	188,208

TWDC Enterprises 18 Corp.
3.00%, 2/13/26	100,000	108,750
1.85%, 7/30/26	81,000	82,770
2.95%, 6/15/27(b)	212,000	232,060

Tyson Foods, Inc.
3.95%, 8/15/24	200,000	218,457
4.00%, 3/1/26	378,000	422,395
4.35%, 3/1/29(b)	518,000	609,025
4.88%, 8/15/34	141,000	174,297
5.15%, 8/15/44	205,000	261,768
4.55%, 6/2/47	50,000	60,167
5.10%, 9/28/48	221,000	288,346

U.S. Bancorp
3.10%, 4/27/26	25,000	26,974
3.15%, 4/27/27, Series X	532,000	582,705
3.00%, 7/30/29	120,000	128,222

UDR, Inc.
2.95%, 9/1/26	90,000	96,069
3.50%, 1/15/28	25,000	26,959
4.40%, 1/26/29	79,000	91,010
3.20%, 1/15/30	215,000	227,425
3.00%, 8/15/31	70,000	73,261

Union Pacific Corp.
3.50%, 6/8/23	350,000	372,202
3.75%, 7/15/25	81,000	89,515
3.25%, 8/15/25(b)	180,000	195,504
2.75%, 3/1/26	334,000	350,942
3.00%, 4/15/27	280,000	299,902
3.60%, 9/15/37	487,000	539,773
4.38%, 9/10/38	367,000	438,706
4.30%, 6/15/42	10,000	11,847

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
4.05%, 11/15/45	$30,000	$34,530
4.05%, 3/1/46	99,000	112,740
4.00%, 4/15/47	265,000	303,112
4.50%, 9/10/48	29,000	35,521
3.80%, 10/1/51	435,000	490,364
3.88%, 2/1/55	30,000	33,065
3.84%, 3/20/60(c)	500,000	552,110
4.38%, 11/15/65	275,000	329,128
4.10%, 9/15/67	30,000	34,645

United Airlines Pass Through Trust
4.30%, 2/15/27, Series A	149,184	163,940
4.00%, 10/11/27, Series A	125,416	137,758
3.75%, 3/3/28, Series A	13,151	14,399
3.45%, 1/7/30, Series A	43,404	46,841

United Parcel Service, Inc.
3.05%, 11/15/27	49,000	53,092
3.40%, 3/15/29	350,000	386,083

United Technologies Corp.
2.80%, 5/4/24	202,000	214,791
3.95%, 8/16/25	45,000	50,388
3.13%, 5/4/27	75,000	81,618
4.13%, 11/16/28	903,000	1,058,715
6.13%, 7/15/38	323,000	481,265
4.45%, 11/16/38	172,000	215,578
5.70%, 4/15/40	15,000	21,930
4.50%, 6/1/42	445,000	571,764
4.15%, 5/15/45	299,000	362,600
3.75%, 11/1/46	711,000	818,866
4.05%, 5/4/47	60,000	73,727
4.63%, 11/16/48	605,000	812,821

UnitedHealth Group, Inc.
3.75%, 7/15/25	135,000	149,722
3.10%, 3/15/26	652,000	702,127
3.45%, 1/15/27	103,000	112,725
3.38%, 4/15/27	195,000	212,486
2.95%, 10/15/27	100,000	106,726
3.85%, 6/15/28	495,000	561,450
3.88%, 12/15/28	190,000	217,111

University of Chicago (The) 4.00%, 10/1/53	75,000	97,765

University of Notre Dame du Lac 3.39%, 2/15/48, Series 2017	12,000	14,297

University of Southern California 3.03%, 10/1/39	524,000	584,129

Unum Group 5.75%, 8/15/42	122,000	146,865

Valero Energy Corp.
3.65%, 3/15/25	105,000	113,319
3.40%, 9/15/26	60,000	64,119
4.35%, 6/1/28	563,000	633,925
4.00%, 4/1/29	150,000	162,344
6.63%, 6/15/37	120,000	163,155
4.90%, 3/15/45	213,000	244,298

Valero Energy Partners L.P.
4.38%, 12/15/26	285,000	318,437
4.50%, 3/15/28	50,000	56,176

Valmont Industries, Inc. 5.00%, 10/1/44	105,000	120,961

Ventas Realty L.P.
3.50%, 4/15/24	41,000	43,877
2.65%, 1/15/25	395,000	409,769
3.50%, 2/1/25	140,000	149,453
3.25%, 10/15/26	85,000	91,287
4.00%, 3/1/28	55,000	61,158
4.40%, 1/15/29	60,000	68,701
3.00%, 1/15/30	200,000	208,057
4.38%, 2/1/45	112,000	132,742

VEREIT Operating Partnership L.P.
4.88%, 6/1/26	45,000	51,486
3.95%, 8/15/27	195,000	215,333

Verisk Analytics, Inc.
5.80%, 5/1/21	25,000	26,221
4.00%, 6/15/25	150,000	166,580
5.50%, 6/15/45	25,000	33,619

Verizon Communications, Inc.
2.95%, 3/15/22	35,000	36,069
3.13%, 3/16/22	162,000	167,990
2.45%, 11/1/22	76,000	78,049
3.50%, 11/1/24	332,000	359,662
3.38%, 2/15/25	406,000	439,844
2.63%, 8/15/26	663,000	696,384
4.13%, 3/16/27	646,000	735,453
4.33%, 9/21/28	1,230,000	1,447,195
3.88%, 2/8/29	250,000	286,408
4.02%, 12/3/29	473,000	549,869
4.50%, 8/10/33	611,000	749,693
4.40%, 11/1/34	941,000	1,150,851
5.25%, 3/16/37	200,000	267,466
4.81%, 3/15/39	500,000	642,114
3.85%, 11/1/42	100,000	113,488
4.13%, 8/15/46	238,000	288,083
4.86%, 8/21/46	315,000	416,432
5.50%, 3/16/47	200,000	292,975
4.52%, 9/15/48	1,000,000	1,295,249
5.01%, 4/15/49	452,000	624,798
5.01%, 8/21/54	50,000	70,264
4.67%, 3/15/55	105,000	140,120

ViacomCBS, Inc.
2.50%, 2/15/23	532,000	545,579
4.25%, 9/1/23	154,000	166,644
3.88%, 4/1/24	101,000	108,691
3.70%, 8/15/24	88,000	94,538
3.50%, 1/15/25	35,000	37,428
2.90%, 1/15/27(b)	92,000	94,420
3.38%, 2/15/28	160,000	170,605
3.70%, 6/1/28	134,000	144,961
7.88%, 7/30/30	47,000	67,962
6.88%, 4/30/36	472,000	646,373
4.85%, 7/1/42	135,000	153,212
4.38%, 3/15/43	250,000	268,911
5.85%, 9/1/43	141,000	178,396
5.25%, 4/1/44	30,000	35,360
4.90%, 8/15/44	275,000	312,691
4.60%, 1/15/45	90,000	98,881

Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	185,000	197,412
3.50%, 3/15/27, Series A	397,000	438,212

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Visa, Inc.
4.15%, 12/14/35	$680,000	$844,380
4.30%, 12/14/45	865,000	1,129,556
3.65%, 9/15/47	580,000	690,389

VMware, Inc. 3.90%, 8/21/27	180,000	193,869

Vulcan Materials Co.
3.90%, 4/1/27	25,000	27,688
4.50%, 6/15/47	80,000	94,377
4.70%, 3/1/48	30,000	37,144

Walgreen Co. 3.10%, 9/15/22	42,000	43,287

Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	225,000	230,922
3.80%, 11/18/24	100,000	106,779
3.45%, 6/1/26	175,000	184,189
4.50%, 11/18/34(b)	35,000	37,944
4.80%, 11/18/44	552,000	576,726
4.65%, 6/1/46	65,000	68,075

Walmart, Inc. 5.25%, 9/1/35	279,000	392,768

Walmart, Inc.
6.50%, 8/15/37	238,000	371,687
6.20%, 4/15/38	100,000	154,271
3.95%, 6/28/38	533,000	649,787
5.00%, 10/25/40(b)	62,000	85,895
5.63%, 4/15/41	225,000	337,854
4.00%, 4/11/43	66,000	81,051
3.63%, 12/15/47	976,000	1,169,619
4.05%, 6/29/48	685,000	864,046
2.95%, 9/24/49	627,000	674,157

Walt Disney Co. (The)
3.70%, 10/15/25	470,000	524,019
3.38%, 11/15/26	65,000	72,003

Waste Connections, Inc. 3.50%, 5/1/29	75,000	83,299

Waste Management, Inc.
2.90%, 9/15/22	47,000	48,655
3.13%, 3/1/25(b)	125,000	133,320
3.15%, 11/15/27	25,000	26,952
3.45%, 6/15/29	434,000	480,593
3.90%, 3/1/35	172,000	199,190
4.00%, 7/15/39	195,000	234,840
4.10%, 3/1/45	40,000	49,138
4.15%, 7/15/49	375,000	468,285

Wells Fargo & Co.
3.55%, 9/29/25	83,000	90,318
3.00%, 4/22/26	201,000	213,166
4.10%, 6/3/26	479,000	529,118
3.00%, 10/23/26	826,000	875,671
4.30%, 7/22/27	279,000	313,131
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	538,000	585,316
4.15%, 1/24/29(b)	610,000	703,873

Wells Fargo Capital X 5.95%, 12/1/86	213,000	278,299

Welltower, Inc.
4.00%, 6/1/25	420,000	464,014
4.25%, 4/1/26	120,000	135,105
4.25%, 4/15/28	75,000	85,751
4.13%, 3/15/29	99,000	113,465
3.10%, 1/15/30	364,000	390,278
6.50%, 3/15/41	241,000	357,477
4.95%, 9/1/48	35,000	45,459

Western Midstream Operating L.P.
5.38%, 6/1/21	73,000	75,306
3.95%, 6/1/25	100,000	101,446
4.65%, 7/1/26	80,000	84,054
4.05%, 2/1/30	250,000	245,609
5.45%, 4/1/44	75,000	70,783
5.50%, 8/15/48	56,000	52,226

Western Union Co. (The) 4.25%, 6/9/23	165,000	177,569

Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	70,000	73,246
4.95%, 9/15/28	418,000	479,858

Westlake Chemical Corp.
3.60%, 8/15/26	90,000	96,329
5.00%, 8/15/46	55,000	65,079
4.38%, 11/15/47(b)	435,000	473,194

WestRock MWV LLC 8.20%, 1/15/30	36,000	50,798

WestRock RKT LLC 4.00%, 3/1/23	74,000	78,680

Weyerhaeuser Co.
3.25%, 3/15/23	38,000	39,636
6.95%, 10/1/27	75,000	98,565
4.00%, 11/15/29	100,000	114,284
7.38%, 3/15/32	150,000	217,980

Williams Cos., Inc. (The)
3.60%, 3/15/22	868,000	895,356
4.30%, 3/4/24	561,000	606,567
4.55%, 6/24/24	125,000	136,543
3.90%, 1/15/25	100,000	107,322
4.00%, 9/15/25	68,000	73,672
3.75%, 6/15/27	214,000	224,752
8.75%, 3/15/32	45,000	68,481
6.30%, 4/15/40	265,000	327,173
5.75%, 6/24/44	102,000	120,985
4.90%, 1/15/45	210,000	225,138
5.10%, 9/15/45	50,000	54,844

Willis North America, Inc.
3.60%, 5/15/24	505,000	544,260
4.50%, 9/15/28	50,000	57,777

WR Berkley Corp. 4.75%, 8/1/44	8,000	10,100

WRKCo, Inc.
3.75%, 3/15/25	250,000	270,730
4.65%, 3/15/26	100,000	115,244
4.00%, 3/15/28	85,000	93,994
4.90%, 3/15/29	162,000	190,181

Xcel Energy, Inc. 2.40%, 3/15/21	209,000	210,832

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21	$6,000	$6,163
3.70%, 3/19/23	350,000	370,522
3.55%, 4/1/25	150,000	161,149

Zoetis, Inc.
3.25%, 2/1/23	88,000	92,273
3.00%, 9/12/27	247,000	265,688
4.70%, 2/1/43	25,000	32,302
3.95%, 9/12/47	25,000	29,497
4.45%, 8/20/48	200,000	257,936
TOTAL U.S. CORPORATE BONDS (Cost: $413,295,050)		443,572,473

FOREIGN CORPORATE BONDS – 7.4%

Australia – 0.1%

Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	154,000	170,553
7.13%, 7/15/28	548,000	762,222

Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(d)	272,000	298,612
4.42%, 7/24/39(b)	330,000	386,285

Total Australia		1,617,672

Belgium – 0.8%

Anheuser-Busch Cos. LLC
3.65%, 2/1/26	628,000	687,313
4.70%, 2/1/36	200,000	239,841
4.90%, 2/1/46	1,315,000	1,623,605

Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	264,000	288,520
4.63%, 2/1/44	190,000	228,509

Anheuser-Busch InBev Worldwide, Inc.
4.15%, 1/23/25	89,000	99,252
4.00%, 4/13/28	350,000	395,437
4.75%, 1/23/29	792,000	939,322
4.90%, 1/23/31	350,000	426,704
4.38%, 4/15/38	230,000	266,617
8.20%, 1/15/39	150,000	248,014
8.00%, 11/15/39	96,000	156,078
4.95%, 1/15/42	533,000	669,736
3.75%, 7/15/42	350,000	376,623
4.60%, 4/15/48	150,000	180,334
4.44%, 10/6/48	586,000	685,676
5.55%, 1/23/49	740,000	1,006,999
4.75%, 4/15/58	445,000	540,879
5.80%, 1/23/59	572,000	813,659

Total Belgium		9,873,118

Bermuda – 0.1%

Enstar Group Ltd. 4.95%, 6/1/29	196,000	222,236

RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	125,000	140,877

XLIT Ltd.
4.45%, 3/31/25	10,000	11,200
5.50%, 3/31/45(b)	435,000	622,659

Total Bermuda		996,972

Brazil – 0.1%

Embraer Netherlands Finance B.V.
5.05%, 6/15/25	282,000	308,202
5.40%, 2/1/27	100,000	112,786

Fibria Overseas Finance Ltd. 5.25%, 5/12/24	200,000	215,787

Vale Overseas Ltd. 6.88%, 11/21/36	200,000	264,145

Vale S.A. 5.63%, 9/11/42	415,000	486,975

Total Brazil		1,387,895

Canada – 1.3%

Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	504,000	543,622

Barrick Gold Corp. 5.25%, 4/1/42	206,000	273,151

Barrick North America Finance LLC
5.70%, 5/30/41	130,000	176,727
5.75%, 5/1/43	82,000	115,823

Bell Canada, Inc. 4.30%, 7/29/49	450,000	545,982

Brookfield Asset Management, Inc. 4.00%, 1/15/25	110,000	121,375

Brookfield Finance, Inc. 3.90%, 1/25/28	50,000	55,593

Canadian National Railway Co. 6.90%, 7/15/28	325,000	448,300

Canadian Natural Resources Ltd.
3.45%, 11/15/21	15,000	15,422
2.95%, 1/15/23	125,000	129,091
3.85%, 6/1/27	556,000	591,262
7.20%, 1/15/32	30,000	41,503
6.50%, 2/15/37	4,000	5,352
6.25%, 3/15/38	605,000	789,827
6.75%, 2/1/39	15,000	21,039
4.95%, 6/1/47	35,000	41,674

Canadian Pacific Railway Co.
4.00%, 6/1/28	46,000	53,139
4.80%, 9/15/35	45,000	57,858
4.80%, 8/1/45	175,000	236,427

Cenovus Energy, Inc.
4.25%, 4/15/27(b)	250,000	268,328
5.25%, 6/15/37	90,000	96,216
6.75%, 11/15/39	371,000	459,574
5.40%, 6/15/47(b)	195,000	214,078

Emera U.S. Finance L.P.
3.55%, 6/15/26	446,000	484,742
4.75%, 6/15/46	410,000	504,757

Enbridge, Inc.
4.00%, 10/1/23	50,000	53,493
4.25%, 12/1/26	15,000	16,781
3.70%, 7/15/27	250,000	272,259
4.50%, 6/10/44	388,000	448,038

Fairfax Financial Holdings Ltd. 4.85%, 4/17/28	150,000	169,413

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Fortis, Inc. 3.06%, 10/4/26	$206,000	$218,804

Magna International, Inc. 4.15%, 10/1/25	114,000	127,964

Manulife Financial Corp.
4.15%, 3/4/26	255,000	290,027
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(d)	25,000	26,912

Methanex Corp.
4.25%, 12/1/24	6,000	6,395
5.25%, 12/15/29	85,000	90,569

Nutrien Ltd.
3.15%, 10/1/22	15,000	15,573
3.50%, 6/1/23	200,000	211,018
3.63%, 3/15/24	24,000	25,811
4.20%, 4/1/29	182,000	207,162
4.13%, 3/15/35	55,000	61,242
5.88%, 12/1/36	50,000	64,633
5.63%, 12/1/40	30,000	38,548
6.13%, 1/15/41	226,000	301,419
4.90%, 6/1/43	82,000	95,184
5.25%, 1/15/45	30,000	37,677

Ovintiv, Inc.
3.90%, 11/15/21	55,000	56,750
8.13%, 9/15/30	35,000	44,134
7.38%, 11/1/31	35,000	42,617
6.50%, 8/15/34	120,000	129,422
6.63%, 8/15/37	65,000	71,967
6.50%, 2/1/38	212,000	234,368

Rogers Communications, Inc.
4.10%, 10/1/23	552,000	600,614
4.50%, 3/15/43	340,000	403,257
5.45%, 10/1/43	107,000	143,549
5.00%, 3/15/44	343,000	442,933
4.30%, 2/15/48	100,000	118,307

Royal Bank of Canada 4.65%, 1/27/26	177,000	204,866

Suncor Energy, Inc.
3.60%, 12/1/24	344,000	372,125
7.15%, 2/1/32	122,000	179,877
5.95%, 12/1/34	141,000	195,204
5.95%, 5/15/35	36,000	49,746
6.80%, 5/15/38	318,000	464,243
6.50%, 6/15/38	70,000	99,763
6.85%, 6/1/39	100,000	147,023
4.00%, 11/15/47	350,000	384,690

Teck Resources Ltd.
6.13%, 10/1/35	130,000	154,806
6.00%, 8/15/40	200,000	226,809
5.40%, 2/1/43	230,000	236,162

TELUS Corp. 3.70%, 9/15/27	120,000	133,592

Thomson Reuters Corp.
5.85%, 4/15/40	110,000	145,435
5.65%, 11/23/43	90,000	120,769

Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(b)(d)	180,000	196,178

TransCanada PipeLines Ltd.
3.75%, 10/16/23	25,000	26,663
4.25%, 5/15/28(b)	435,000	487,690
4.63%, 3/1/34	760,000	891,712
6.20%, 10/15/37	65,000	88,209
7.25%, 8/15/38	100,000	151,443
7.63%, 1/15/39	65,000	101,711
6.10%, 6/1/40	538,000	752,282
5.10%, 3/15/49	50,000	62,362

Total Canada		17,231,062

China – 0.1%

Alibaba Group Holding Ltd. 3.40%, 12/6/27(b)	230,000	247,925

Baidu, Inc. 3.63%, 7/6/27	400,000	432,403

CNOOC Finance 2013 Ltd. 2.88%, 9/30/29	250,000	261,342

Total China		941,670

Colombia – 0.1%

Ecopetrol S.A.
5.88%, 9/18/23	205,000	227,379
4.13%, 1/16/25	212,000	223,960
5.38%, 6/26/26	200,000	224,430
7.38%, 9/18/43	208,000	284,741
5.88%, 5/28/45	400,000	479,374

Total Colombia		1,439,884

France – 0.1%

Orange S.A.
9.00%, 3/1/31	384,000	615,657
5.38%, 1/13/42	25,000	34,872

Veolia Environnement S.A. 6.75%, 6/1/38	33,000	49,567

Total France		700,096

Germany – 0.1%

Deutsche Bank AG
3.70%, 5/30/24	205,000	213,147
4.10%, 1/13/26	75,000	78,968

Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	831,000	1,259,576
9.25%, 6/1/32	48,000	79,443

Total Germany		1,631,134

Ireland – 0.1%

AerCap Ireland Capital DAC
5.00%, 10/1/21	175,000	183,404
3.95%, 2/1/22	150,000	155,496
4.88%, 1/16/24	276,000	300,681
3.65%, 7/21/27	200,000	206,430

Total Ireland		846,011

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Japan – 0.3%

Beam Suntory, Inc. 3.25%, 5/15/22	$35,000	$36,181

Mitsubishi UFJ Financial Group, Inc.
3.29%, 7/25/27	375,000	405,960
3.96%, 3/2/28	215,000	242,827
4.05%, 9/11/28	10,000	11,353
3.74%, 3/7/29	606,000	680,423

Mizuho Financial Group, Inc.
3.17%, 9/11/27	325,000	350,638
4.02%, 3/5/28	425,000	485,260

ORIX Corp. 3.70%, 7/18/27	80,000	88,109

Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	180,000	188,121
3.45%, 1/11/27	153,000	167,176
3.36%, 7/12/27	8,000	8,762
3.54%, 1/17/28	300,000	331,856
3.94%, 7/19/28	329,000	374,114
4.31%, 10/16/28	636,000	744,328
3.04%, 7/16/29	250,000	265,984

Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/28	245,000	299,471

Total Japan		4,680,563

Luxembourg – 0.1%

ArcelorMittal S.A.
6.13%, 6/1/25	318,000	368,352
4.55%, 3/11/26	327,000	354,798
7.00%, 10/15/39	96,000	121,326

Total Luxembourg		844,476

Macau – 0.0%

Sands China Ltd. 5.40%, 8/8/28	200,000	227,030

Mexico – 0.7%

America Movil S.A.B. de C.V. 3.63%, 4/22/29	415,000	460,962

Grupo Televisa S.A.B.
6.63%, 3/18/25	300,000	361,928
6.63%, 1/15/40	50,000	68,703
5.00%, 5/13/45	200,000	234,445

Petroleos Mexicanos
4.63%, 9/21/23(b)	35,000	36,319
4.50%, 1/23/26	100,000	98,035
6.88%, 8/4/26	998,000	1,082,683
6.50%, 3/13/27	1,255,000	1,320,069
6.84%, 1/23/30(c)	203,000	212,287
5.95%, 1/28/31(c)	500,000	487,750
6.63%, 6/15/35	950,000	953,738
6.63%, 6/15/38	50,000	49,022
6.50%, 6/2/41	250,000	241,641
5.50%, 6/27/44	809,000	714,214
6.38%, 1/23/45	470,000	441,652
6.75%, 9/21/47	754,000	722,117
6.35%, 2/12/48	240,000	223,880
7.69%, 1/23/50(c)	1,051,000	1,098,458
6.95%, 1/28/60(c)	500,000	481,875

Total Mexico		9,289,778

Netherlands – 0.8%

Cooperatieve Rabobank UA
4.63%, 12/1/23	250,000	271,946
3.75%, 7/21/26	775,000	840,883
5.25%, 5/24/41	665,000	957,169
5.75%, 12/1/43	275,000	385,037

ING Groep N.V.
3.95%, 3/29/27	500,000	560,754
4.55%, 10/2/28	250,000	295,731
4.05%, 4/9/29(b)	250,000	284,904

Koninklijke Ahold Delhaize N.V. 5.70%, 10/1/40	340,000	460,934

Koninklijke Philips N.V. 5.00%, 3/15/42	302,000	407,016

NXP B.V. 5.35%, 3/1/26(c)	102,000	117,469

Shell International Finance B.V.
4.13%, 5/11/35	984,000	1,186,233
6.38%, 12/15/38	450,000	678,866
3.63%, 8/21/42	200,000	215,809
4.55%, 8/12/43	78,000	97,540
4.38%, 5/11/45	1,023,000	1,262,554
4.00%, 5/10/46	550,000	644,673
3.75%, 9/12/46	700,000	800,601
3.13%, 11/7/49	805,000	832,700

Total Netherlands		10,300,819

Norway – 0.1%

Equinor ASA
5.10%, 8/17/40	500,000	668,365
4.25%, 11/23/41	360,000	438,193
3.25%, 11/18/49	803,000	857,364

Total Norway		1,963,922

Peru – 0.1%

Southern Copper Corp.
3.88%, 4/23/25	65,000	69,547
6.75%, 4/16/40	35,000	48,189
5.25%, 11/8/42	339,000	395,422
5.88%, 4/23/45	611,000	785,122

Total Peru		1,298,280

Spain – 0.2%

Banco Santander S.A.
4.25%, 4/11/27	200,000	222,833
3.80%, 2/23/28	600,000	649,302

Telefonica Emisiones S.A.
7.05%, 6/20/36	195,000	281,416
4.67%, 3/6/38	250,000	290,108
5.21%, 3/8/47	275,000	338,391
4.90%, 3/6/48	250,000	304,572
5.52%, 3/1/49	350,000	455,972

Telefonica Europe B.V. 8.25%, 9/15/30	345,000	510,344

Total Spain		3,052,938

Switzerland – 0.4%

Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	300,000	318,981
4.88%, 5/15/45	555,000	725,644

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Novartis Capital Corp.
2.20%, 8/14/30	$500,000	$517,172
3.70%, 9/21/42	450,000	535,658
4.40%, 5/6/44	755,000	970,380
4.00%, 11/20/45	275,000	343,797
2.75%, 8/14/50	500,000	519,842

Syngenta Finance N.V. 3.13%, 3/28/22	614,000	626,282

Tyco Electronics Group S.A. 3.13%, 8/15/27	120,000	130,547

Total Switzerland		4,688,303

United Kingdom – 1.8%

AstraZeneca PLC
2.38%, 6/12/22	250,000	255,550
3.38%, 11/16/25	394,000	431,921
3.13%, 6/12/27	307,000	333,331
6.45%, 9/15/37	490,000	726,223
4.00%, 9/18/42	125,000	149,686
4.38%, 11/16/45	340,000	441,462
4.38%, 8/17/48(b)	30,000	38,341

Barclays PLC
4.61%, 2/15/23, (4.61% fixed rate until 2/15/22; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	340,000	357,497
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(d)	245,000	261,014
3.93%, 5/7/25, (3.932% fixed rate until 5/7/24; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(d)	200,000	213,200
4.38%, 1/12/26	200,000	221,161
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(d)	575,000	665,114
5.25%, 8/17/45	200,000	255,248
4.95%, 1/10/47	250,000	312,335
BAT Capital Corp.
3.22%, 8/15/24	300,000	315,272
3.56%, 8/15/27	1,133,000	1,189,405
4.39%, 8/15/37	250,000	265,189
4.54%, 8/15/47	217,000	226,268

BP Capital Markets PLC
3.51%, 3/17/25	133,000	144,707
3.28%, 9/19/27	656,000	705,713
3.72%, 11/28/28(b)	493,000	549,528

British Telecommunications PLC
5.13%, 12/4/28	250,000	300,839
9.63%, 12/15/30	302,000	478,819

CNH Industrial N.V. 3.85%, 11/15/27(b)	25,000	26,678

GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	149,000	164,351
3.88%, 5/15/28	949,000	1,089,272

HSBC Holdings PLC
4.25%, 8/18/25	358,000	388,014
4.38%, 11/23/26	250,000	271,877
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(d)	506,000	555,023
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(d)	765,000	838,209

Janus Capital Group, Inc. 4.88%, 8/1/25	2,000	2,238

Lloyds Banking Group PLC
4.45%, 5/8/25	205,000	228,950
4.58%, 12/10/25	250,000	273,315
4.65%, 3/24/26	320,000	350,707
4.55%, 8/16/28	550,000	632,934
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(d)	450,000	477,282
5.30%, 12/1/45	245,000	316,705

Reynolds American, Inc.
4.45%, 6/12/25	190,000	209,527
5.70%, 8/15/35	125,000	149,131
6.15%, 9/15/43	570,000	688,131
5.85%, 8/15/45	534,000	639,292

Royal Bank of Scotland Group PLC
3.50%, 5/15/23, (3.498% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 1.48% thereafter)(d)	200,000	206,932
3.88%, 9/12/23	205,000	217,902
6.00%, 12/19/23	433,000	485,133
5.13%, 5/28/24	475,000	520,321
4.52%, 6/25/24, (4.519% fixed rate until 6/25/23; 3-month U.S. dollar London Interbank Offered Rate + 1.55% thereafter)(d)	225,000	241,937
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(d)	230,000	268,820
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(d)	200,000	237,010

Santander UK Group Holdings PLC
3.57%, 1/10/23	400,000	412,432
3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	600,000	652,921

Unilever Capital Corp.
2.90%, 5/5/27	295,000	318,942
3.50%, 3/22/28	320,000	357,797

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Vodafone Group PLC
3.75%, 1/16/24	$328,000	$352,875
4.13%, 5/30/25	95,000	106,161
4.38%, 5/30/28	852,000	979,620
7.88%, 2/15/30	174,000	250,899
6.25%, 11/30/32	265,000	359,868
6.15%, 2/27/37	405,000	562,407
5.00%, 5/30/38	82,000	100,543
4.38%, 2/19/43	125,000	144,168
5.25%, 5/30/48	100,000	126,251
4.25%, 9/17/50	180,000	198,978
5.13%, 6/19/59	110,000	134,811

WPP Finance 2010
3.63%, 9/7/22	6,000	6,304
3.75%, 9/19/24	380,000	413,784

Total United Kingdom		23,796,275
TOTAL FOREIGN CORPORATE BONDS (Cost: $90,194,775)		96,807,898

FOREIGN GOVERNMENT AGENCIES – 0.4%

Canada – 0.1%

Hydro-Quebec 9.38%, 4/15/30, Series HK	10,000	16,796

Province of New Brunswick Canada 3.63%, 2/24/28	1,279,000	1,486,818

Total Canada		1,503,614

Germany – 0.0%

Kreditanstalt fuer Wiederaufbau 0.00%, 6/29/37(e)	377,000	282,641

Japan – 0.3%

Japan Bank for International Cooperation
2.13%, 2/10/25, Series DTC	200,000	208,380
1.88%, 7/21/26	250,000	258,614
2.88%, 6/1/27	570,000	630,193
2.88%, 7/21/27	1,150,000	1,274,178
3.50%, 10/31/28	500,000	584,972

Total Japan		2,956,337
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $4,374,254)		4,742,592

FOREIGN GOVERNMENT OBLIGATIONS – 2.3%

Chile – 0.1%

Chile Government International Bond
3.13%, 1/21/26	360,000	381,739
3.24%, 2/6/28	518,000	557,826

Total Chile		939,565

Colombia – 0.3%

Colombia Government International Bond
4.50%, 1/28/26	550,000	609,936
3.88%, 4/25/27	770,000	829,557
7.38%, 9/18/37	662,000	976,076
6.13%, 1/18/41	280,000	379,074
5.63%, 2/26/44	200,000	257,689
5.00%, 6/15/45	450,000	545,371
5.20%, 5/15/49	200,000	252,187

Total Colombia		3,849,890

Hungary – 0.1%

Hungary Government International Bond
5.38%, 2/21/23	36,000	39,549
5.75%, 11/22/23	576,000	654,699
5.38%, 3/25/24	200,000	227,180
7.63%, 3/29/41	200,000	342,753

Total Hungary		1,264,181

Indonesia – 0.1%

Indonesia Government International Bond
4.45%, 2/11/24	205,000	222,707
3.50%, 1/11/28	200,000	211,820
4.10%, 4/24/28	460,000	506,416
4.35%, 1/11/48	250,000	283,137
5.35%, 2/11/49	200,000	263,346

Total Indonesia		1,487,426

Israel – 0.0%

Israel Government International Bond 2.88%, 3/16/26	400,000	423,784

Italy – 0.1%

Republic of Italy Government International Bond
6.88%, 9/27/23	300,000	350,433
2.38%, 10/17/24	300,000	302,676
2.88%, 10/17/29	350,000	350,929
5.38%, 6/15/33	443,000	550,509

Total Italy		1,554,547

Mexico – 0.6%

Mexico Government International Bond
3.63%, 3/15/22	872,000	905,145
4.00%, 10/2/23	182,000	194,817
3.60%, 1/30/25	225,000	241,337
4.13%, 1/21/26	600,000	657,606
4.15%, 3/28/27	957,000	1,052,949
4.50%, 4/22/29	370,000	418,840
7.50%, 4/8/33, Series MTNA	105,000	155,437
6.75%, 9/27/34, Series MTNA	140,000	203,225
6.05%, 1/11/40	326,000	438,371
4.75%, 3/8/44	814,000	945,001
5.55%, 1/21/45	209,000	270,850
4.35%, 1/15/47	705,000	777,922
4.60%, 2/10/48	200,000	229,189
5.75%, 10/12/2110	960,000	1,212,898

Total Mexico		7,703,587

Panama – 0.2%

Panama Government International Bond
3.75%, 3/16/25	650,000	699,026
8.88%, 9/30/27	256,000	369,051
3.88%, 3/17/28	200,000	221,877
9.38%, 4/1/29	171,000	264,256
6.70%, 1/26/36	250,000	363,049
4.50%, 5/15/47	200,000	249,939
4.50%, 4/16/50	350,000	436,956
4.30%, 4/29/53	285,000	351,176

Total Panama		2,955,330

See Notes to Financial Statements.

118	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value

Peru – 0.2%

Peruvian Government International Bond
7.35%, 7/21/25	$110,000	$140,296
4.13%, 8/25/27	154,000	176,385
2.84%, 6/20/30	300,000	320,300
8.75%, 11/21/33	261,000	441,745
6.55%, 3/14/37	80,000	121,676
5.63%, 11/18/50	708,000	1,093,814

Total Peru		2,294,216

Philippines – 0.3%

Philippine Government International Bond
5.50%, 3/30/26	600,000	719,235
3.00%, 2/1/28	450,000	481,255
9.50%, 2/2/30	557,000	913,374
7.75%, 1/14/31	125,000	190,020
6.38%, 1/15/32	285,000	401,165
3.95%, 1/20/40	200,000	243,045
3.70%, 3/1/41	300,000	357,854
3.70%, 2/2/42	700,000	835,480

Total Philippines		4,141,428

Poland – 0.1%

Republic of Poland Government International Bond 3.25%, 4/6/26	568,000	615,260

Uruguay – 0.2%

Uruguay Government International Bond
4.50%, 8/14/24	300,000	327,878
4.38%, 10/27/27	135,000	151,923
4.38%, 1/23/31	250,000	287,815
7.63%, 3/21/36	30,000	46,341
4.13%, 11/20/45	313,000	354,768
5.10%, 6/18/50	400,000	504,878
4.98%, 4/20/55	440,000	547,116

Total Uruguay		2,220,719
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $26,938,919)		29,449,933

SUPRANATIONAL BONDS – 0.1%

Deutsche Bank AG 3.95%, 2/27/23	290,000	302,079

European Investment Bank 4.88%, 2/15/36	260,000	378,152

Inter-American Development Bank 3.20%, 8/7/42	427,000	539,599
International Bank for Reconstruction & Development 4.75%, 2/15/35	255,000	364,426
TOTAL SUPRANATIONAL BONDS (Cost: $1,457,899)		1,584,256

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.8%

United States – 6.8%

Banc of America Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	255,000	274,414
3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	205,441
3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	537,078
3.57%, 2/15/50, Series 2017-BNK3, Class A4	100,000	111,460

Bank
4.01%, 2/15/52, Series 2019-BN16, Class A4	350,000	408,919
2.85%, 10/17/52, Series 2019-BN21, Class A5	500,000	540,805
3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	528,483
3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	210,018
4.23%, 9/15/60, Series 2018-BN14, Class A4^(d)	1,577,767	1,858,984
3.43%, 2/15/61, Series 2018-BN10, Class A4	10,000	11,158
4.26%, 5/15/61, Series 2018-BN12, Class A4^(d)	210,000	246,647
3.33%, 5/15/62, Series 2019-BN18, Class A3	300,000	334,942
2.76%, 9/15/62, Series 2019-BN20, Class A2	500,000	537,193

Barclays Commercial Mortgage Trust
3.67%, 2/15/50, Series 2017-C1, Class A4	400,000	448,603
2.92%, 8/15/52, Series 2019-C4, Class A5	750,000	808,844

Benchmark Mortgage Trust
3.62%, 2/15/51, Series 2018-B2, Class A4	350,000	392,869
3.88%, 2/15/51, Series 2018-B2, Class A5^(d)	230,000	263,209
3.76%, 4/10/51, Series 2018-B3, Class A4	350,000	397,355
3.96%, 1/15/52, Series 2018-B8, Class A4	400,000	461,522
3.75%, 3/15/52, Series 2019-B9, Class A4	118,000	134,867
4.02%, 3/15/52, Series 2019-B9, Class A5	500,000	582,332
2.95%, 8/15/57, Series 2019-B13, Class A4	750,000	815,100

CD Mortgage Trust
2.46%, 8/10/49, Series 2016-CD1, Class A3	340,000	353,963
3.33%, 11/13/50, Series 2017-CD6, Class ASB	104,000	112,567
4.21%, 8/15/51, Series 2018-CD7, Class ASB	300,000	342,692
4.28%, 8/15/51, Series 2018-CD7, Class A4	250,000	294,449

CFCRE Commercial Mortgage Trust
3.87%, 1/10/48, Series 2016-C3, Class A3	200,000	221,705
3.69%, 5/10/58, Series 2016-C4, Class AM	500,000	542,614

Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	68,989

See Notes to Financial Statements.

WisdomTree Trust	119

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
3.76%, 6/10/48, Series 2015-GC31, Class A4	$340,116	$375,658
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	552,768
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	553,583
3.72%, 12/10/49, Series 2016-P6, Class A5^(d)	100,000	112,331
3.47%, 9/15/50, Series 2017-P8, Class A4	300,000	333,692
3.74%, 3/10/51, Series 2018-B2, Class A3	200,000	226,531
4.41%, 11/10/51, Series 2018-C6, Class A4	500,000	597,256
3.04%, 11/10/52, Series 2019-GC43, Class A4	380,000	414,910
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	317,747

Commercial Mortgage Trust
3.91%, 5/15/45, Series 2012-CR1, Class AM	245,000	255,892
3.92%, 8/10/46, Series 2013-CR10, Class A3	99,733	107,335
4.21%, 8/10/46, Series 2013-CR10, Class A4^(d)	195,000	212,097
4.05%, 10/10/46, Series 2013-CR12, Class A4	500,000	542,510
4.19%, 11/10/46, Series 2013-CR13, Class A4^(d)	500,000	545,895
3.78%, 4/10/47, Series 2014-CR16, Class A3	400,000	433,516
3.50%, 8/10/47, Series 2014-CR19, Class ASB	272,574	284,814
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	542,784
3.08%, 2/10/48, Series 2015-DC1, Class A4	400,000	423,658
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	54,505
3.51%, 8/10/48, Series 2015-CR25, Class A3	570,857	619,856
3.76%, 8/10/48, Series 2015-CR25, Class A4	300,000	332,483
3.63%, 10/10/48, Series 2015-CR26, Class A4	218,000	239,927
3.53%, 2/10/49, Series 2016-CR28, Class ASB	400,000	423,873
4.26%, 8/10/50, Series 2013-CR11, Class A4	600,000	655,157
3.96%, 5/10/51, Series 2018-COR3, Class A2	400,000	456,293
4.23%, 5/10/51, Series 2018-COR3, Class A3	500,000	582,974
4.05%, 3/15/52, Series 2019-C15, Class A4	300,000	349,356

CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	350,000	369,411
3.81%, 11/15/48, Series 2015-C4, Class A4	750,000	832,808
3.31%, 11/15/49, Series 2016-C7, Class ASB	210,000	220,683
3.79%, 4/15/50, Series 2015-C1, Class AS^(d)	82,000	89,289
3.46%, 11/15/50, Series 2017-CX10, Class A5^(d)	500,000	555,277
3.02%, 9/15/52, Series 2019-C17, Class A5	343,000	372,767

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.57%, 9/25/20, Series K504, Class A2^(d)	74,724	74,759
3.03%, 10/25/20, Series K714, Class A2^(d)	180,007	180,555
4.33%, 10/25/20, Series K010, Class A2^(d)	146,992	148,484
3.97%, 1/25/21, Series K013, Class A2^(d)	200,000	203,502
2.87%, 12/25/21, Series K017, Class A2	45,540	46,504
2.27%, 3/25/22, Series K019, Class A2	495,875	503,506
2.79%, 6/25/22, Series KS03, Class A2	550,000	566,798
2.51%, 11/25/22, Series K026, Class A2	250,000	257,324
2.62%, 3/25/23, Series K035, Class A1	94,311	95,717
3.30%, 4/25/23, Series K031, Class A2^(d)	370,000	391,917
3.31%, 5/25/23, Series K032, Class A2^(d)	1,000,000	1,061,443
3.46%, 8/25/23, Series K035, Class A2^(d)	775,000	828,127
3.06%, 11/25/23, Series K724, Class A2^(d)	400,000	421,848
3.00%, 1/25/24, Series K725, Class A2	1,000,000	1,057,735
3.06%, 8/25/24, Series K728, Class A2^(d)	500,000	533,404
2.49%, 11/25/24, Series K045, Class A1	189,365	194,164
2.67%, 12/25/24, Series K042, Class A2	160,000	169,320
3.06%, 12/25/24, Series K043, Class A2	199,000	214,116
3.02%, 1/25/25, Series K045, Class A2	55,000	59,188
3.16%, 5/25/25, Series KS03, Class A4^(d)	565,000	606,664
3.33%, 5/25/25, Series K047, Class A2^(d)	200,000	218,823
3.28%, 6/25/25, Series K048, Class A2^(d)	600,000	655,393
3.01%, 7/25/25, Series K049, Class A2	360,000	388,905
3.75%, 8/25/25, Series K733, Class A2	750,000	829,951
3.15%, 11/25/25, Series K052, Class A2	125,000	136,275
2.34%, 7/25/26, Series K058, Class A1	532,113	552,016
2.86%, 10/25/26, Series K065, Class A1	307,267	324,757
3.22%, 3/25/27, Series K064, Class A2	1,500,000	1,660,140
3.33%, 5/25/27, Series K065, Class AM	59,000	65,613
3.36%, 11/25/27, Series K071, Class AM^(d)	200,000	223,202
3.44%, 12/25/27, Series K072, Class A2	420,000	473,866
3.35%, 1/25/28, Series K073, Class A2	300,000	336,672
3.93%, 6/25/28, Series K079, Class A2	400,000	468,902
3.86%, 11/25/28, Series K086, Class A2^(d)	400,000	469,335
3.77%, 12/25/28, Series K087, Class A2	1,050,000	1,225,260
3.56%, 1/25/29, Series K089, Class A2	1,040,000	1,198,015
3.63%, 1/25/29, Series K089, Class AM^(d)	750,000	863,699
3.29%, 3/25/29, Series K153, Class A2^(d)	615,000	695,777
3.51%, 3/25/29, Series K091, Class A2	1,000,000	1,148,440
3.30%, 4/25/29, Series K092, Class A2	1,000,000	1,133,563
2.65%, 11/25/29, Series K103, Class A2	700,000	762,824
3.75%, 11/25/29, Series K155, Class A1	1,494,463	1,665,827
3.95%, 12/25/29, Series K159, Class A1	199,956	228,506

Federal National Mortgage Association Alternative Credit Enhancement Securities
2.73%, 10/25/21, Series 2012-M1, Class A2	354,633	361,245

See Notes to Financial Statements.

120	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
2.72%, 2/25/22, Series 2012-M2, Class A2	$339,655	$345,887
2.38%, 5/25/22, Series 2012-M13, Class A2	68,458	70,045
2.30%, 9/25/22, Series 2012-M14, Class A2^(d)	37,933	38,744
2.62%, 4/25/23, Series 2013-M14, Class APT^(d)	35,391	36,415
2.16%, 10/25/23, Series 2016-M7, Class AV2	499,947	511,291
3.33%, 10/25/23, Series 2013-M14, Class A2^(d)	83,726	89,085
3.48%, 1/25/24, Series 2014-M3, Class A2^(d)	84,899	91,304
3.10%, 7/25/24, Series 2014-M9, Class A2^(d)	584,345	622,072
2.30%, 10/25/24, Series 2015-M3, Class A1	22,935	22,936
2.58%, 3/25/26, Series 2016-M4, Class A2	268,000	283,805
2.14%, 5/25/26, Series 2016-M6, Class A1	162,461	166,594
2.00%, 6/25/26, Series 2016-M9, Class A1	402,671	411,090
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	200,416
2.42%, 10/25/26, Series 2017-M1, Class A2^(d)	500,000	530,180
2.80%, 2/25/27, Series 2017-M2, Class A2^(d)	1,000,000	1,085,710
2.63%, 4/25/27, Series 2015-M10, Class A1	631,882	655,911
3.14%, 11/25/27, Series 2017-M15, Class ATS2^(d)	500,000	544,316
3.05%, 3/25/28, Series 2018-M7, Class A2^(d)	615,000	682,257
3.33%, 6/25/28, Series 2018-M8, Class A2^(d)	80,000	90,395
3.30%, 8/1/28, Series 2019-M6, Class A1	983,447	1,066,121
3.45%, 1/1/29, Series 2019-M6, Class A2	210,000	238,698
3.27%, 1/25/29, Series 2019 -M5, Class A2	750,000	845,454
3.18%, 4/25/29, Series 2017-M5, Class A2^(d)	64,000	71,818
2.99%, 2/25/30, Series 2018-M3, Class A1^(d)	971,663	1,048,426
3.70%, 9/25/30, Series 2018-M13, Class A2^(d)	300,000	353,554
2.94%, 7/25/39, Series 2016-M11, Class AL	850,036	873,941

GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	92,191
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	272,166
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	76,263
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	325,091
3.93%, 9/10/47, Series 2014-GC24, Class A5	500,000	547,303
3.47%, 11/10/48, Series 2015-GS1, Class A2	850,000	929,696
2.85%, 10/10/49, Series 2016-GS3, Class A4	235,000	249,916
3.44%, 11/10/49, Series 2016-GS4, Class A4^(d)	265,000	291,269
3.43%, 5/10/50, Series 2017-GS6, Class A3	400,000	440,899
3.43%, 8/10/50, Series 2017-GS7, Class A4	520,000	577,900
3.99%, 3/10/51, Series 2018-GS9, Class A4^(d)	500,000	573,763
3.70%, 2/10/52, Series 2019-GC38, Class A3	300,000	342,645
3.97%, 2/10/52, Series 2019-GC38, Class A4	300,000	348,990

JP Morgan Chase Commercial Mortgage Securities Trust
4.08%, 1/15/46, Series 2013-C13, Class AS^(d)	425,000	457,470
3.81%, 7/15/47, Series 2014-C20, Class A5	500,000	543,692
2.82%, 8/15/49, Series 2016-JP2, Class A4	200,000	212,950
2.87%, 8/15/49, Series 2016-JP3, Class A5	375,000	400,633

JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	106,622
4.13%, 8/15/46, Series 2013-C14, Class A4^(d)	95,000	102,836
3.93%, 1/15/47, Series 2013-C17, Class A3	91,925	99,062
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	218,299
3.37%, 11/15/47, Series 2014-C24, Class A4A1	800,000	858,945
3.29%, 1/15/48, Series 2014-C26, Class ASB	140,977	146,620
3.34%, 5/15/48, Series 2015-C29, Class A3A1	250,000	267,964
3.60%, 11/15/48, Series 2015-C32, Class A5	500,000	549,826

JPMCC Commercial Mortgage Securities Trust
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	443,972
3.39%, 6/13/52, Series 2019-COR5, Class A4	500,000	556,534

JPMDB Commercial Mortgage Securities Trust 3.41%, 3/15/50, Series 2017-C5, Class A4	550,000	604,245

Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	104,234

See Notes to Financial Statements.

WisdomTree Trust	121

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
2.92%, 2/15/46, Series 2013-C7, Class A4	$2,035,000	$2,108,146
3.89%, 6/15/47, Series 2014-C16, Class A5	70,000	76,226
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	396,231
3.07%, 2/15/48, Series 2015-C20, Class ASB	246,408	255,252
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	214,784
3.08%, 3/15/48, Series 2015-C21, Class A3	622,012	660,862
3.04%, 4/15/48, Series 2015-C22, Class ASB	200,000	207,185
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	102,594
3.73%, 5/15/48, Series 2015-C24, Class A4	250,000	275,317
3.10%, 11/15/49, Series 2016-C31, Class A5	500,000	541,053
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	193,033

Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	290,539
2.86%, 11/15/49, Series 2016-BNK2, Class ASB	300,000	315,442
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	545,513
3.81%, 3/15/52, Series 2019-L2, Class A3	275,000	314,951
3.01%, 7/15/52, Series 2019-H7, Class A3	400,000	434,907

SG Commercial Mortgage Securities Trust 3.06%, 10/10/48, Series 2016-C5, Class A4	300,000	320,797

UBS Commercial Mortgage Trust
3.47%, 11/15/50	300,000	333,940
3.78%, 11/15/50, Series 2017-C5, Class AS^(d)	400,000	446,472
3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	281,861
4.45%, 12/15/51, Series 2018-C14, Class A4	1,000,000	1,194,705

UBS-Citigroup Commercial Mortgage Trust 3.60%, 1/10/45, Series 2011-C1, Class A3	163,235	166,651

Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45, Series 2012-LC5, Class A3	176,445	182,023
2.91%, 2/15/48, Series 2015-C26, Class A3	453,940	480,055
3.17%, 2/15/48, Series 2015-C26, Class A4	200,000	213,921
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	274,223
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	110,487
2.65%, 8/15/49, Series 2016-BNK1, Class A3	500,000	525,675
2.40%, 11/15/49, Series 2016-NXS6, Class A2	350,000	353,847
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	283,278
3.45%, 7/15/50, Series 2017-C38, Class A5	200,000	222,081
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	278,514
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	223,456
3.47%, 11/15/50, Series 2017-C41, Class A4	250,000	277,480
4.21%, 5/15/51, Series 2018-C44, Class A5	400,000	465,792
4.15%, 6/15/51, Series 2018-C45, Class ASB	395,000	446,105
3.73%, 5/15/52, Series 2019-C50, Class A5	500,000	572,081
4.02%, 5/15/52, Series 2019-C50, Class ASB	500,000	571,923
3.66%, 9/15/58, Series 2015-C30, Class A4	500,000	550,355
3.64%, 1/15/59, Series 2016-NXS5, Class A6	320,000	353,479
3.12%, 1/15/60, Series 2017-RC1, Class A2	120,000	123,328

WFRBS Commercial Mortgage Trust
2.88%, 12/15/45, Series 2012-C10, Class A3	500,000	516,696
4.15%, 8/15/46, Series 2013-C15, Class A4^(d)	200,000	216,806
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	109,225
3.03%, 12/15/46, Series 2013-C18, Class A2	156	157
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	65,033
4.10%, 3/15/47, Series 2014-C19, Class A5	775,000	848,687
3.41%, 8/15/47, Series 2014-C21, Class A4	225,000	239,962
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	41,204
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	108,884
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $84,794,309)		88,786,618

MUNICIPAL BONDS – 1.7%

Denmark – 0.0%

Univ. of California 5.95%, 5/15/45

(Cost: $362,871)	265,000	392,854

United States – 1.7%
Alameda County Joint Powers Authority 7.05%, 12/1/44	150,000	259,806

See Notes to Financial Statements.

122	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
Bay Area Toll Authority
2.57%, 4/1/31	$1,225,000	$1,297,348
6.26%, 4/1/49	680,000	1,171,511

City of Houston TX 3.96%, 3/1/47	750,000	950,475

Commonwealth of Massachusetts 2.81%, 9/1/43, Series D	150,000	159,233

Dallas Area Rapid Transit
6.00%, 12/1/44	175,000	275,938
5.02%, 12/1/48	130,000	194,099

Los Angeles County Public Works Financing Authority 7.62%, 8/1/40	100,000	169,324

Los Angeles Department of Water & Power Power System Rev. 6.57%, 7/1/45	70,000	120,837

Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd 4.05%, 7/1/26, Class B	100,000	113,098

Metropolitan Transportation Authority 7.34%, 11/15/39	275,000	471,017

Municipal Electric Authority of Georgia 6.64%, 4/1/57	725,000	1,093,554

New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	245,000	293,760
6.10%, 12/15/28, Series C	85,000	88,260

New York City Water & Sewer System
5.75%, 6/15/41	320,000	507,690
6.01%, 6/15/42	225,000	368,460
5.44%, 6/15/43	500,000	781,900

Ohio State University (The) 4.91%, 6/1/40	380,000	534,983

Port Authority of New York & New Jersey
5.65%, 11/1/40	525,000	782,990
4.93%, 10/1/51	700,000	1,046,031
4.46%, 10/1/62	200,000	273,896

Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	100,000	125,748
3.82%, 1/1/48	680,000	793,601

San Jose Redevelopment Agency Successor Agency 3.38%, 8/1/34, Series A-T	510,000	555,018

State of California
4.50%, 4/1/33	1,650,000	1,972,212
7.55%, 4/1/39	635,000	1,091,806
7.60%, 11/1/40	275,000	486,667

State of Illinois
4.95%, 6/1/23	270,545	286,275
5.10%, 6/1/33	1,395,000	1,633,405
6.63%, 2/1/35	100,000	125,831

State of Oregon Department of Transportation 5.83%, 11/15/34	515,000	744,041

Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/49	500,000	578,780

Texas Transportation Commission State Highway Fund 5.18%, 4/1/30, Series B-BUILD	820,000	1,043,794

University of California
4.60%, 5/15/31, Series AJ	350,000	423,857
5.77%, 5/15/43	230,000	339,538
4.86%, 5/15/2112, Series AD	250,000	383,550

University of Virginia
4.18%, 9/1/2117, Series C	400,000	589,520
3.23%, 9/1/2119, Series A	150,000	174,911
TOTAL MUNICIPAL BONDS (Cost: $20,596,066)		22,695,618

ASSET-BACKED SECURITIES – 1.4%

United States – 1.4%

Ally Auto Receivables Trust
3.09%, 6/15/23, Series 2018-2, Class A4	485,000	498,586
2.91%, 9/15/23, Series 2019-1, Class A3	107,000	109,178

American Express Credit Account Master Trust
3.06%, 2/15/24, Series 2018-6, Class A	1,250,000	1,280,969
3.18%, 4/15/24, Series 2018-8, Class A	100,000	103,075
2.87%, 10/15/24, Series 2019-1, Class A	400,000	413,884
2.67%, 11/15/24, Series 2019-2, Class A	505,000	520,614

Americredit Automobile Receivables Trust 2.97%, 11/20/23, Series 2019-1, Class A3	200,000	203,929

Barclays Dryrock Issuance Trust 1.96%, 5/15/25, Series 2019-1, Class A	200,000	203,650

BMW Vehicle Owner Trust 2.51%, 6/25/24, Series 2018-A, Class A4	50,000	50,922

Capital One Multi-Asset Execution Trust
2.84%, 12/15/24, Series 2019-A1, Class A1	854,000	880,336
2.29%, 7/15/25, Series 2017-A6, Class A6	1,200,000	1,236,477

Capital One Prime Auto Receivables Trust 1.92%, 5/15/24, Series 2019-2, Class A3	555,000	562,765

CarMax Auto Owner Trust
3.05%, 3/15/24, Series 2019-1, Class A3	525,000	539,784
3.27%, 3/15/24, Series 2018-3, Class A4	500,000	522,121
3.26%, 8/15/24, Series 2019-1, Class A4	256,000	269,457

Citibank Credit Card Issuance Trust
2.49%, 1/20/23, Series 2018-A1, Class A1	1,650,000	1,665,827
3.21%, 12/7/24, Series 2018-A6, Class A6	350,000	369,714

Discover Card Execution Note Trust
3.11%, 1/16/24, Series 2018-A4, Class A4	160,000	164,095

See Notes to Financial Statements.

WisdomTree Trust	123

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Principal Amount	Value
3.32%, 3/15/24, Series 2018-A5, Class A5	$500,000	$515,768
3.04%, 7/15/24, Series 2019-A1, Class A1	385,000	398,202

Drive Auto Receivables Trust 4.09%, 6/15/26, Series 2019-1, Class D	300,000	310,931

Ford Credit Auto Lease Trust 2.90%, 5/15/22, Series 2019-A, Class A3	500,000	506,644

Ford Credit Auto Owner Trust 2.78%, 9/15/23, Series 2019-A, Class A3	150,000	153,103

GM Financial Automobile Leasing Trust 2.98%, 12/20/21, Series 2019-1, Class A3	200,000	202,480

GM Financial Consumer Automobile Receivables Trust
3.02%, 5/16/23, Series 2018-3, Class A3	140,000	142,009
2.97%, 11/16/23, Series 2019-1, Class A3	55,000	56,107
2.65%, 2/16/24, Series 2019-2, Class A3	495,000	503,427
3.32%, 6/17/24, Series 2018-4, Class A4	74,000	77,683

Honda Auto Receivables Owner Trust
2.83%, 3/20/23, Series 2019-1, Class A3	425,000	433,412
2.21%, 3/21/24, Series 2017-4, Class A4	60,000	60,574
3.16%, 8/19/24, Series 2018-2, Class A4	640,000	659,790

Hyundai Auto Receivables Trust 2.79%, 7/15/22, Series 2018-A, Class A3	155,000	156,224

Nissan Auto Lease Trust
2.76%, 3/15/22, Series 2019-A, Class A3	25,000	25,359
2.27%, 7/15/22, Series 2019-B, Class A3	100,000	101,197

Nissan Auto Receivables Owner Trust
1.95%, 10/16/23, Series 2017-B, Class A4	485,000	488,670
2.90%, 10/16/23, Series 2019-A, Class A3	250,000	255,935

Santander Drive Auto Receivables Trust 3.42%, 4/15/25, Series 2019-1, Class C	200,000	203,924

Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	140,000	145,004
2.34%, 6/15/25, Series 2019-A2, Class A	125,000	128,306

Toyota Auto Receivables Owner Trust 3.00%, 5/15/24, Series 2019-A, Class A4	895,000	936,373

Volkswagen Auto Lease Trust 2.00%, 3/21/22, Series 2019-A, Class A2A	500,000	503,610

World Financial Network Credit Card Master Trust 3.07%, 12/16/24, Series 2018-A, Class A	500,000	508,084

World Omni Auto Receivables Trust
2.24%, 6/15/23, Series 2017-A, Class A4	75,000	75,782
3.33%, 4/15/24, Series 2018-D, Class A3	566,000	582,110
3.04%, 5/15/24, Series 2019-A, Class A3	109,000	111,941
World Omni Automobile Lease Securitization Trust 3.19%, 12/15/21, Series 2018-B, Class A3	300,000	304,723
TOTAL ASSET-BACKED SECURITIES (Cost: $17,904,515)		18,142,755

REPURCHASE AGREEMENT – 3.0%

United States – 3.0%

Citigroup, Inc., tri-party repurchase agreement dated 28/2/20 (tri-party custodian: The Bank of New York Mellon Corp.), 1.61% due 3/2/20; Proceeds at maturity – $38,525,168 (fully collateralized by Fannie Mae Interest STRIPS, zero coupon – 5.50% due 5/15/30 – 2/1/47, Fannie Mae Pool, 4.00% – 8.00% due 2/1/21 – 1/1/50, Freddie Mac Gold Pool, 8.00% due 7/1/26, Freddie Mac Gold STRIPS, zero coupon – 4.50% due 12/1/32 – 8/15/48, Freddie Mac Pool, 4.00% – 5.00% due 8/1/38 – 1/1/50, Ginnie Mae I Non-level Payment, 3.50% due 8/15/59, Ginnie Mae I Single Family Platinum, 5.50% due 4/15/21, Ginnie Mae I Single Family, 6.00% due 3/15/33, Ginnie Mae II Single Family, 3.50% due 9/20/21, Resolution Funding Interest STRIPS, zero coupon due 1/15/23 – 1/15/28, U.S. Treasury Bond Coupon STRIPS, zero coupon due 5/15/24 – 11/15/33 and U.S. Treasury Bond Principal STRIPS, zero coupon due 11/15/45; Market value including accrued interest – $39,603,128)

(Cost: $38,520,000)	38,520,000	38,520,000

See Notes to Financial Statements.

124	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 29, 2020

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%

United States – 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%(f)
(Cost: $13,023,825)(g)	13,023,825	$13,023,825

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $1,247,471,282)		1,311,264,962

Other Assets less Liabilities – (1.0)%		(13,351,291)

NET ASSETS – 100.0%		$1,297,913,671
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)	Security, or portion thereof, was on loan at February 29, 2020 (See Note 2).

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown reflects the accrual rate as of February 29, 2020 on securities with variable or step rates.

(e)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 29, 2020.

(f)	Rate shown represents annualized 7-day yield as of February 29, 2020.

(g)

At February 29, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,861,817 and the total market value of the collateral held by the Fund was $14,256,456. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,232,631.

See Notes to Financial Statements.

WisdomTree Trust	125

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 2.0%

Federal Home Loan Bank – 0.1%

3.63%, 6/11/21	$100,000	$103,329

Uniform Mortgage-Backed Security – 1.9%

2.50%, 4/1/35(a)	1,500,000	1,539,448
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,629,973)		1,642,777

U.S. GOVERNMENT OBLIGATIONS – 26.9%

U.S. Treasury Bills – 3.6%
1.56%, 3/31/20*	1,865,000	1,862,874
1.57%, 5/14/20*	1,120,000	1,117,081

Total U.S. Treasury Bills		2,979,955

U.S. Treasury Bond – 1.8%

7.63%, 11/15/22	1,222,000	1,442,509

U.S. Treasury Notes – 21.5%
1.50%, 4/15/20	2,000	2,000
1.38%, 5/31/20	1,000	1,000
1.13%, 6/30/21	1,165,000	1,166,661
1.63%, 6/30/21	1,100,000	1,109,066
2.63%, 7/15/21	1,059,300	1,082,700
2.00%, 11/15/21	53,000	53,963
1.88%, 1/31/22	596,000	606,989
1.75%, 6/30/22	1,000	1,020
2.13%, 12/31/22	461,000	477,081
2.63%, 6/30/23	332,800	351,793
2.50%, 8/15/23	1,801,000	1,899,598
2.75%, 8/31/23	1,309,200	1,392,789
2.88%, 9/30/23	1,614,000	1,726,538
2.13%, 3/31/24	1,935,000	2,029,558
2.00%, 5/31/24	2,000,000	2,090,586
1.50%, 10/31/24	1,475,000	1,514,324
1.50%, 11/30/24	2,000,000	2,054,609

Total U.S. Treasury Notes		17,560,275
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $21,206,654)		21,982,739

U.S. CORPORATE BONDS – 48.0%

United States – 48.0%

3M Co. 2.25%, 3/15/23	113,000	115,947

ABB Finance USA, Inc. 2.88%, 5/8/22	746,000	770,491

AbbVie, Inc. 2.90%, 11/6/22	449,000	463,550
2.85%, 5/14/23	165,000	170,509
2.60%, 11/21/24(b)	4,000	4,136

Aetna, Inc. 3.50%, 11/15/24	45,000	48,213

Affiliated Managers Group, Inc. 4.25%, 2/15/24	25,000	27,181

Air Lease Corp. 3.88%, 4/1/21	111,000	113,719
2.25%, 1/15/23	200,000	201,169

Aircastle Ltd. 4.13%, 5/1/24	247,000	261,521

Allergan Finance LLC 3.25%, 10/1/22	142,000	148,039

Allergan Funding SCS 3.45%, 3/15/22	71,000	73,582
3.85%, 6/15/24	5,000	5,424

Altria Group, Inc. 4.00%, 1/31/24	118,000	127,515

American Electric Power Co., Inc. 2.15%, 11/13/20	2,000	2,009

American Express Co. 2.65%, 12/2/22	124,000	128,064
3.00%, 10/30/24	31,000	32,815

American Honda Finance Corp. 3.45%, 7/14/23	75,000	79,994
2.15%, 9/10/24	400,000	409,060

American Tower Corp. 3.45%, 9/15/21	25,000	25,742
2.25%, 1/15/22	86,000	87,136
3.50%, 1/31/23	358,000	377,566
3.00%, 6/15/23	5,000	5,209

Amgen, Inc. 3.63%, 5/15/22	164,000	170,007
2.25%, 8/19/23	24,000	24,499
3.63%, 5/22/24	95,000	102,676

Amphenol Corp. 3.20%, 4/1/24	50,000	53,147

Anthem, Inc. 3.30%, 1/15/23	169,000	176,838
2.38%, 1/15/25	150,000	154,124

Apple, Inc. 2.40%, 5/3/23	150,000	154,956

Ares Capital Corp. 3.63%, 1/19/22	75,000	76,959
4.20%, 6/10/24	144,000	153,045

Arrow Electronics, Inc. 3.50%, 4/1/22	65,000	67,275
3.25%, 9/8/24	251,000	259,603

Associated Bank N.A. 3.50%, 8/13/21	264,000	270,811

Assurant, Inc. 4.20%, 9/27/23	64,000	68,923

AT&T, Inc. 4.00%, 1/15/22	17,000	17,791
3.00%, 2/15/22	200,000	205,510
3.20%, 3/1/22	16,000	16,508
4.45%, 4/1/24	216,000	238,215
3.55%, 6/1/24	247,000	263,670

Bank of America Corp. 5.70%, 1/24/22	135,000	146,050
3.12%, 1/20/23, (3.124% fixed rate until 1/20/22; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(c)	30,000	30,801
2.88%, 4/24/23, (2.881% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 1.021% thereafter)(c)	140,000	143,847

See Notes to Financial Statements.

126	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2020

Investments	Principal Amount	Value
2.82%, 7/21/23, (2.816% fixed rate until 7/21/22; 3-month U.S. dollar London Interbank Offered Rate + 0.93% thereafter)(c)	$175,000	$179,913
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	150,000	155,504
4.00%, 4/1/24	117,000	127,436
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(c)	207,000	217,599

Bank of New York Mellon Corp. (The) 2.95%, 1/29/23	111,000	115,338

Becton Dickinson and Co. 2.89%, 6/6/22	82,000	84,111

BGC Partners, Inc. 5.38%, 7/24/23	231,000	252,971

Black Hills Corp. 4.25%, 11/30/23	121,000	131,535

BlackRock, Inc. 3.50%, 3/18/24	34,000	36,722

Block Financial LLC 5.50%, 11/1/22	43,000	46,577

Boardwalk Pipelines L.P. 4.95%, 12/15/24	67,000	73,370

Boeing Co. (The) 8.75%, 8/15/21	243,000	266,796
2.80%, 3/1/23	250,000	257,531

BP Capital Markets America, Inc. 3.25%, 5/6/22	87,000	90,363
2.75%, 5/10/23	452,000	469,676

Bristol-Myers Squibb Co. 3.25%, 8/15/22(b)	209,000	218,611
3.25%, 11/1/23	3,000	3,195

Broadcom Corp. 3.00%, 1/15/22	352,000	358,909
3.63%, 1/15/24	295,000	309,841

Broadcom, Inc. 3.13%, 10/15/22(b)	145,000	149,950

CA, Inc. 3.60%, 8/15/22	100,000	103,228

Campbell Soup Co. 3.65%, 3/15/23	35,000	37,014

Capital One Financial Corp. 4.75%, 7/15/21	126,000	131,375
3.50%, 6/15/23	48,000	50,875

Cardinal Health, Inc. 2.62%, 6/15/22	136,000	139,232

Caterpillar Financial Services Corp. 2.95%, 2/26/22	191,000	197,235
2.15%, 11/8/24	74,000	75,929

Caterpillar, Inc. 3.40%, 5/15/24	81,000	87,010

CC Holdings GS V LLC 3.85%, 4/15/23	247,000	262,397

Celanese U.S. Holdings LLC 5.88%, 6/15/21	174,000	183,133
3.50%, 5/8/24	141,000	149,794

Charter Communications Operating LLC 4.46%, 7/23/22	203,000	215,265

Cigna Corp. 3.30%, 2/25/21(b)	233,000	236,286
4.75%, 11/15/21(b)	222,000	233,526
3.75%, 7/15/23	171,000	182,426
3.50%, 6/15/24(b)	249,000	265,917

Cimarex Energy Co. 4.38%, 6/1/24	52,000	55,206

Citibank N.A. 3.40%, 7/23/21	350,000	357,946

Citigroup, Inc. 4.50%, 1/14/22	80,000	84,225
2.70%, 10/27/22	8,000	8,240
3.88%, 10/25/23	487,000	526,018
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(c)	95,000	100,611

CNH Industrial Capital LLC 4.38%, 11/6/20	191,000	194,517
4.88%, 4/1/21	81,000	83,760
4.38%, 4/5/22	50,000	52,529

Comcast Corp. 3.60%, 3/1/24	50,000	54,016

Comerica, Inc. 3.70%, 7/31/23	83,000	89,198

CommonSpirit Health 2.95%, 11/1/22	278,000	286,240

Constellation Brands, Inc. 4.25%, 5/1/23	372,000	402,122
4.75%, 11/15/24	132,000	150,152

Crown Castle International Corp. 2.25%, 9/1/21	153,000	154,193
5.25%, 1/15/23	81,000	88,921
3.15%, 7/15/23	178,000	185,703
3.20%, 9/1/24	48,000	50,805

CVS Health Corp. 3.35%, 3/9/21	3,000	3,050
3.70%, 3/9/23	235,000	248,358

Dell International LLC 4.00%, 7/15/24(b)	140,000	150,401

Delta Air Lines, Inc. 2.60%, 12/4/20	58,000	58,460

Discover Bank 2.45%, 9/12/24	250,000	255,814

Dollar General Corp. 3.25%, 4/15/23	290,000	304,571

Dominion Energy, Inc. 2.00%, 8/15/21, Series C	33,000	33,337
3.07%, 8/15/24(c)	188,000	197,497

Dow Chemical Co. (The) 3.00%, 11/15/22	163,000	170,148

DTE Energy Co. 2.60%, 6/15/22, Series B	150,000	153,054

Duke Energy Carolinas LLC 3.05%, 3/15/23	385,000	403,551

See Notes to Financial Statements.

WisdomTree Trust	127

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2020

Investments	Principal Amount	Value

Eastman Chemical Co. 3.50%, 12/1/21	$115,000	$119,011

Eaton Corp. 2.75%, 11/2/22	191,000	197,980

Energy Transfer Operating L.P. 4.65%, 6/1/21	120,000	123,804
5.20%, 2/1/22	79,000	83,304

Energy Transfer Partners L.P. 4.50%, 11/1/23	137,000	147,493

Enterprise Products Operating LLC 4.05%, 2/15/22	2,000	2,105
3.90%, 2/15/24	186,000	200,315

Exelon Generation Co. LLC 3.40%, 3/15/22	11,000	11,345
4.25%, 6/15/22	163,000	171,699

FedEx Corp. 2.63%, 8/1/22	10,000	10,266

Fifth Third Bancorp 3.50%, 3/15/22	200,000	207,930

Fiserv, Inc. 2.75%, 7/1/24	150,000	156,528

Ford Motor Credit Co. LLC 3.47%, 4/5/21	195,000	197,131
3.81%, 10/12/21	90,000	91,860
3.35%, 11/1/22	350,000	353,279

Fox Corp. 3.67%, 1/25/22(b)	250,000	260,436
4.03%, 1/25/24(b)	29,000	31,420

General Dynamics Corp. 3.38%, 5/15/23	23,000	24,405

General Electric Co. 2.70%, 10/9/22	575,000	587,790
3.10%, 1/9/23	289,000	299,906

General Mills, Inc. 2.60%, 10/12/22	200,000	206,064
3.70%, 10/17/23	84,000	90,411

General Motors Co. 4.88%, 10/2/23	83,000	90,289

General Motors Financial Co., Inc. 3.55%, 4/9/21	198,000	201,241
3.45%, 1/14/22	155,000	158,402
3.45%, 4/10/22	80,000	82,058
3.15%, 6/30/22	161,000	164,818
3.25%, 1/5/23	60,000	61,748
3.70%, 5/9/23	148,000	153,804
5.10%, 1/17/24	18,000	19,734

Georgia Power Co. 2.20%, 9/15/24, Series A	250,000	256,059

Gilead Sciences, Inc. 3.25%, 9/1/22	111,000	115,891
3.70%, 4/1/24	118,000	126,767

Global Payments, Inc. 3.80%, 4/1/21	28,000	28,633

Goldman Sachs Group, Inc. (The) 5.75%, 1/24/22	316,000	340,405
2.91%, 7/24/23, (2.905% fixed rate until 7/24/22; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(c)	175,000	179,881
4.00%, 3/3/24	165,000	179,510

Hershey Co. (The) 3.38%, 5/15/23	7,000	7,478

Hess Corp. 3.50%, 7/15/24	135,000	140,298

Hewlett Packard Enterprise Co. 3.60%, 10/15/20	213,000	214,833

Host Hotels & Resorts L.P. 4.75%, 3/1/23, Series C	105,000	113,767

HP, Inc. 3.75%, 12/1/20	17,000	17,201
4.65%, 12/9/21	223,000	233,750

Huntington Bancshares, Inc. 3.15%, 3/14/21	80,000	81,060

Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/21	100,000	101,201

International Flavors & Fragrances, Inc. 3.20%, 5/1/23	109,000	113,285

International Lease Finance Corp. 8.25%, 12/15/20	16,000	16,771

Invesco Finance PLC 4.00%, 1/30/24	68,000	74,430

Jabil, Inc. 4.70%, 9/15/22	110,000	117,959

Jefferies Financial Group, Inc. 5.50%, 10/18/23	80,000	87,419

Jefferies Group LLC 6.88%, 4/15/21	5,000	5,279
5.13%, 1/20/23	5,000	5,462

John Deere Capital Corp. 2.70%, 1/6/23	1,000	1,039
3.65%, 10/12/23	82,000	88,945
2.65%, 6/24/24	24,000	25,279

JPMorgan Chase & Co. 4.63%, 5/10/21	36,000	37,343
2.30%, 8/15/21	36,000	36,088
4.35%, 8/15/21	56,000	58,254
4.50%, 1/24/22	310,000	326,821
2.78%, 4/25/23, (2.776% fixed rate until 4/25/22; 3-month U.S. dollar London Interbank Offered Rate + 0.935% thereafter)(c)	156,000	159,912
3.63%, 5/13/24	119,000	129,135
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(c)	100,000	107,054
3.88%, 9/10/24	189,000	204,770
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(c)	170,000	184,400

Kellogg Co. 4.00%, 12/15/20	5,000	5,091

Keurig Dr. Pepper, Inc. 3.55%, 5/25/21	75,000	76,864

See Notes to Financial Statements.

128	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2020

Investments	Principal Amount	Value

Kilroy Realty L.P. 3.45%, 12/15/24	$249,000	$267,179

Kinder Morgan Energy Partners L.P. 3.95%, 9/1/22	291,000	304,915
4.15%, 2/1/24	47,000	50,644

KLA Corp. 4.13%, 11/1/21	100,000	103,993
4.65%, 11/1/24	24,000	27,109

Kroger Co. (The) 2.60%, 2/1/21	130,000	130,963
2.80%, 8/1/22	400,000	414,407

L3Harris Technologies, Inc. 3.85%, 6/15/23(b)	217,000	232,460

Lockheed Martin Corp. 3.10%, 1/15/23	75,000	78,484

M&T Bank Corp. 3.55%, 7/26/23	150,000	160,746

McCormick & Co., Inc. 3.15%, 8/15/24	17,000	18,130

Micron Technology, Inc. 4.64%, 2/6/24	465,000	509,396

Microsoft Corp. 3.63%, 12/15/23	138,000	149,429

Molson Coors Beverage Co. 2.10%, 7/15/21	172,000	173,386

Moody’s Corp. 2.75%, 12/15/21	2,000	2,049

Morgan Stanley 5.50%, 7/28/21	80,000	84,318
2.75%, 5/19/22	126,000	129,576
4.88%, 11/1/22	258,000	278,490
3.75%, 2/25/23	103,000	109,457
3.88%, 4/29/24, Series F	141,000	153,184
3.70%, 10/23/24	15,000	16,273

Motorola Solutions, Inc. 3.75%, 5/15/22	169,000	175,765

MPLX L.P. 4.50%, 7/15/23	57,000	61,513

Newfield Exploration Co. 5.75%, 1/30/22	22,000	23,598

Newmont Corp. 3.50%, 3/15/22	73,000	74,782

Northrop Grumman Corp. 3.25%, 8/1/23	514,000	545,275

Nucor Corp. 4.00%, 8/1/23	125,000	134,630

Occidental Petroleum Corp. 2.90%, 8/15/24	255,000	259,489

Office Properties Income Trust 4.00%, 7/15/22	5,000	5,188

Omnicom Group, Inc. 3.63%, 5/1/22	25,000	26,148

ONEOK, Inc. 4.25%, 2/1/22	82,000	85,376

Oracle Corp. 2.95%, 11/15/24	95,000	100,920

Philip Morris International, Inc. 2.63%, 2/18/22	85,000	87,044

Plains All American Pipeline L.P. 3.60%, 11/1/24	150,000	155,272

PNM Resources, Inc. 3.25%, 3/9/21	13,000	13,185

Primerica, Inc. 4.75%, 7/15/22	120,000	129,491

Private Export Funding Corp. 2.80%, 5/15/22, Series EE	41,000	42,506

Regions Financial Corp. 3.80%, 8/14/23	150,000	161,560

Rockwell Collins, Inc. 2.80%, 3/15/22	25,000	25,715

Roper Technologies, Inc. 2.80%, 12/15/21	5,000	5,122
3.13%, 11/15/22	4,000	4,168
3.65%, 9/15/23	309,000	331,012
2.35%, 9/15/24	258,000	266,380

Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	135,000	135,280

Ryder System, Inc. 2.80%, 3/1/22	269,000	276,072

Sabine Pass Liquefaction LLC 6.25%, 3/15/22	385,000	414,363

Santander Holdings USA, Inc. 3.70%, 3/28/22	369,000	384,602

Sempra Energy 4.05%, 12/1/23	56,000	60,652

Sherwin-Williams Co. (The) 2.75%, 6/1/22	86,000	88,541

Simon Property Group L.P. 2.00%, 9/13/24	150,000	152,400

Southern California Edison Co. 1.85%, 2/1/22	38,857	38,707

Southwest Airlines Co. 2.75%, 11/16/22	11,000	11,330

Stanley Black & Decker, Inc. 3.40%, 12/1/21	2,000	2,062

Synchrony Financial 2.85%, 7/25/22	150,000	153,494

Synovus Financial Corp. 3.13%, 11/1/22	4,000	4,107

Tapestry, Inc. 3.00%, 7/15/22	115,000	118,387

Tech Data Corp. 3.70%, 2/15/22	40,000	40,847

Time Warner Cable LLC 4.00%, 9/1/21	176,000	180,944

Timken Co. (The) 3.88%, 9/1/24	100,000	108,410

Toyota Motor Credit Corp. 3.35%, 1/8/24	15,000	16,134

Trimble, Inc. 4.75%, 12/1/24	48,000	53,574
Truist Bank
3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(c)	83,000	88,454

See Notes to Financial Statements.

WisdomTree Trust	129

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2020

Investments	Principal Amount	Value

Truist Financial Corp. 2.90%, 3/3/21	$81,000	$81,922
3.75%, 12/6/23	113,000	121,754
2.50%, 8/1/24	150,000	154,995
2.85%, 10/26/24	50,000	52,427

Tyson Foods, Inc. 4.50%, 6/15/22	161,000	170,323
3.90%, 9/28/23	171,000	184,148

United Technologies Corp. 3.35%, 8/16/21	150,000	154,208
3.10%, 6/1/22	579,000	598,087
2.80%, 5/4/24	121,000	128,662

UnitedHealth Group, Inc. 3.50%, 2/15/24	20,000	21,404
2.38%, 8/15/24	200,000	206,543

Ventas Realty L.P. 3.50%, 4/15/24	124,000	132,702

Verizon Communications, Inc. 3.13%, 3/16/22	140,000	145,176
2.45%, 11/1/22	44,000	45,187

ViacomCBS, Inc. 3.38%, 3/1/22	172,000	177,138
4.25%, 9/1/23	117,000	126,606

Walgreen Co. 3.10%, 9/15/22	167,000	172,118

Walmart, Inc. 3.40%, 6/26/23	300,000	320,679

Waste Management, Inc. 4.75%, 6/30/20	2,000	2,021
2.40%, 5/15/23	87,000	89,447

Wells Fargo & Co. 2.50%, 3/4/21	84,000	84,663
3.50%, 3/8/22	244,000	253,390
2.63%, 7/22/22	266,000	272,790
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; 3-month U.S. dollar London Interbank Offered Rate + 0.825% thereafter)(c)	4,000	4,097

Welltower, Inc. 3.63%, 3/15/24	250,000	269,358

Western Midstream Operating L.P. 5.38%, 6/1/21	29,000	29,916

WestRock RKT LLC 4.90%, 3/1/22	17,000	18,096
4.00%, 3/1/23	159,000	169,055

Williams Cos., Inc. (The) 3.60%, 3/15/22	225,000	232,091

Willis North America, Inc. 3.60%, 5/15/24	155,000	167,050

Willis Towers Watson PLC 5.75%, 3/15/21	46,000	47,895
WRKCo, Inc. 3.00%, 9/15/24	190,000	199,686
TOTAL U.S. CORPORATE BONDS (Cost: $37,831,329)		39,248,710

FOREIGN CORPORATE BONDS – 8.4%

Australia – 0.3%

Westpac Banking Corp. 3.30%, 2/26/24	250,000	265,444

Canada – 0.4%

Canadian Natural Resources Ltd. 3.45%, 11/15/21	3,000	3,084

Emera U.S. Finance L.P. 2.70%, 6/15/21	111,000	112,757

Enbridge, Inc. 4.00%, 10/1/23	18,000	19,258

Kinross Gold Corp. 5.13%, 9/1/21	25,000	25,900

Rogers Communications, Inc. 3.00%, 3/15/23	24,000	25,077
TransCanada PipeLines Ltd. 2.50%, 8/1/22	126,000	128,833

Total Canada		314,909

France – 0.2%

Total Capital Canada Ltd. 2.75%, 7/15/23	169,000	176,090

Germany – 0.6%

Deutsche Bank AG 4.25%, 10/14/21	483,000	498,636

Ireland – 0.2%

AerCap Ireland Capital DAC 4.88%, 1/16/24	98,000	106,764

Japan – 2.3%

Mitsubishi UFJ Financial Group, Inc. 3.00%, 2/22/22	391,000	402,132
3.22%, 3/7/22	109,000	112,596
2.67%, 7/25/22	389,000	399,323

Mizuho Financial Group, Inc. 2.95%, 2/28/22	190,000	195,506
3.92%, 9/11/24, (3.922% fixed rate until 9/11/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(c)	172,000	183,444

Sumitomo Mitsui Financial Group, Inc. 2.93%, 3/9/21	175,000	176,991
2.06%, 7/14/21	102,000	102,759
2.44%, 10/19/21	290,000	294,409
2.85%, 1/11/22	23,000	23,580

Total Japan		1,890,740

Luxembourg – 0.0%

ArcelorMittal S.A. 6.25%, 2/25/22	8,000	8,591

Netherlands – 0.7%

Cooperatieve Rabobank UA 3.88%, 2/8/22	308,000	322,620

NXP B.V. 4.88%, 3/1/24(b)	141,000	155,510
Shell International Finance B.V. 2.38%, 8/21/22	96,000	98,401

Total Netherlands		576,531

See Notes to Financial Statements.

130	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2020

Investments	Principal Amount	Value

Peru – 0.3%

Southern Copper Corp. 3.50%, 11/8/22	$208,000	$215,398

Spain – 0.5%

Banco Santander S.A. 3.50%, 4/11/22	400,000	415,503

United Kingdom – 2.9%

Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	150,000	159,805

BAT Capital Corp. 2.76%, 8/15/22	392,000	402,703

GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	127,000	132,250

HSBC Holdings PLC 4.00%, 3/30/22	18,000	18,802

Reynolds American, Inc. 4.00%, 6/12/22	121,000	127,437
4.85%, 9/15/23	50,000	55,480

Royal Bank of Scotland Group PLC 3.88%, 9/12/23	341,000	362,461
4.52%, 6/25/24, (4.519% fixed rate until 6/25/23; 3-month U.S. dollar London Interbank Offered Rate + 1.55% thereafter)(c)	327,000	351,615

Santander UK Group Holdings PLC 3.13%, 1/8/21	84,000	85,105

Santander UK PLC 2.88%, 6/18/24	200,000	208,860

Unilever Capital Corp. 3.25%, 3/7/24	125,000	133,718

Vodafone Group PLC 2.95%, 2/19/23	249,000	258,698
WPP Finance 2010 3.63%, 9/7/22	70,000	73,547

Total United Kingdom		2,370,481
TOTAL FOREIGN CORPORATE BONDS (Cost: $6,553,108)		6,839,087

FOREIGN GOVERNMENT AGENCIES – 0.1%

Canada – 0.0%

Province of Quebec Canada 2.63%, 2/13/23	26,000	27,213

Germany – 0.1%

Kreditanstalt fuer Wiederaufbau 2.63%, 1/25/22	41,000	42,242
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $66,707)		69,455

FOREIGN GOVERNMENT OBLIGATIONS – 2.7%

Colombia – 0.5%

Colombia Government International Bond 4.38%, 7/12/21	30,000	30,952
4.00%, 2/26/24	337,000	358,679
8.13%, 5/21/24	16,000	19,830

Total Colombia		409,461

Hungary – 0.1%

Hungary Government International Bond 6.38%, 3/29/21	72,000	75,494

Italy – 0.8%

Republic of Italy Government International Bond 2.38%, 10/17/24	624,000	629,565

Mexico – 0.4%

Mexico Government International Bond 3.63%, 3/15/22	284,000	294,795
4.00%, 10/2/23	78,000	83,493

Total Mexico		378,288

Panama – 0.3%

Panama Government International Bond 4.00%, 9/22/24	250,000	270,752

Poland – 0.5%

Republic of Poland Government International Bond 5.13%, 4/21/21	26,000	27,046
3.00%, 3/17/23	365,000	380,239

Total Poland		407,285

Uruguay – 0.1%

Uruguay Government International Bond 8.00%, 11/18/22	55,000	61,161
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,170,807)		2,232,006

SUPRANATIONAL BOND – 0.0%

European Investment Bank 2.88%, 8/15/23 (Cost: $1,007)	1,000	1,066

COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.7%

United States – 10.7%
Citigroup Commercial Mortgage Trust
2.95%, 9/10/58, Series 2015-GC33, Class A2	246,243	247,126
Commercial Mortgage Trust
3.29%, 12/10/44, Series 2012-LC4, Class A4	457,851	469,894
3.80%, 8/10/46, Series 2013-CR10, Class ASB	58,165	60,532
2.85%, 5/10/48, Series 2015-CR23, Class A2	42,209	42,194
3.04%, 11/10/49, Series 2016-CD2, Class A2	1,061,000	1,082,110
CSAIL Commercial Mortgage Trust
2.99%, 6/15/50, Series 2017-C8, Class A2	344,000	353,604

Deutsche Bank Commercial Mortgage Trust 1.89%, 8/10/49, Series 2016-C3, Class A2	318,000	318,603

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 4.19%, 12/25/20, Series K012, Class A2^(c)	144,281	146,740
2.79%, 1/25/22, Series K718, Class A2	300,000	306,742
JP Morgan Chase Commercial Mortgage Securities Trust
4.17%, 12/15/46, Series 2013-C16, Class A4	1,432,000	1,561,453
JPMBB Commercial Mortgage Securities Trust
4.00%, 4/15/47, Series 2014-C19, Class A4	550,000	600,321
3.01%, 8/15/48, Series 2015-C31, Class A2	13,502	13,527

JPMCC Commercial Mortgage Securities Trust 3.24%, 3/15/50, Series 2017-JP5, Class A2	680,000	697,807

See Notes to Financial Statements.

WisdomTree Trust	131

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 29, 2020

Investments	Principal Amount	Value

Morgan Stanley Bank of America Merrill Lynch Trust 3.18%, 8/15/45, Series 2012-C5, Class A4	$505,700	$523,060
4.05%, 4/15/47, Series 2014-C15, Class A4	250,000	273,396
3.44%, 8/15/47, Series 2014-C17, Class A4	270,643	289,504
3.53%, 8/15/47, Series 2014-C17, Class A3	205,000	209,634
2.74%, 4/15/48, Series 2015-C22, Class A2	619,556	619,280
2.70%, 12/15/48, Series 2013-C8, Class ASB	31,326	31,685

UBS-Barclays Commercial Mortgage Trust 2.85%, 12/10/45, Series 2012-C4, Class A5	320,600	331,250
Wells Fargo Commercial Mortgage Trust
2.53%, 10/15/45, Series 2012-LC5, Class ASB	23,522	23,777
2.60%, 6/15/49, Series 2016-C34, Class A2	75,000	75,714
3.12%, 1/15/60, Series 2017-RC1, Class A2	471,000	484,063
WFRBS Commercial Mortgage Trust
2.45%, 12/15/45, Series 2012-C10, Class ASB	29,721	30,120
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $8,609,005)		8,792,136

ASSET-BACKED SECURITIES – 2.4%

United States – 2.4%

Americredit Automobile Receivables Trust 2.41%, 7/8/22, Series 2016-4, Class C	400,000	402,225

Carmax Auto Owner Trust 2.30%, 4/15/25, Series 2019-3, Class A4	100,000	103,354

Ford Credit Auto Owner Trust 2.85%, 8/15/24, Series 2019-A, Class A4	100,000	104,597

Honda Auto Receivables Owner Trust 2.90%, 6/18/24, Series 2019-1, Class A4	200,000	207,600

Synchrony Card Funding LLC 2.95%, 3/15/25, Series 2019-A1, Class A	100,000	103,574
World Omni Auto Receivables Trust
3.17%, 1/15/25, Series 2018-B, Class B, ABS	1,000,000	1,035,097
TOTAL ASSET-BACKED SECURITIES (Cost: $1,926,580)		1,956,447

TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $79,995,170)		82,764,423

Other Assets less Liabilities – (1.2)%		(1,004,855)

NET ASSETS – 100.0%		$81,759,568
*	Interest rate shown reflects the yield to maturity at the time of purchase.

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of February 29, 2020 on securities with variable or step rates.

See Notes to Financial Statements.

132	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

February 29, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 104.6%

U.S. Treasury Bills – 104.6%
1.55%, 5/14/20*	$134,000,000	$133,650,769
1.58%, 5/21/20*	70,000,000	69,803,028
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $203,338,791)		203,453,797

	Shares

EXCHANGE-TRADED FUND – 4.5%

United States – 4.5%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $8,803,368)	351,502	8,819,185

TOTAL INVESTMENTS IN SECURITIES – 109.1% (Cost: $212,142,159)		212,272,982

Other Assets less Liabilities – (9.1)%		(17,725,207)

NET ASSETS – 100.0%		$194,547,775
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holdings. See below table for additional information on investments in affiliates during the fiscal period.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2020 were as follows:

Investment In Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$—	$9,617,280	$814,831	$919	$15,817	$8,819,185	$48,279

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Depreciation	Value
S&P 500 Index	(659)	$(220,106,000)	$3,340	3/20/2020	$(3,749,070)	$(21,688,330)	$(25,437,400)
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

WisdomTree Trust	133

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 29, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 86.6%

U.S. Treasury Bills – 86.6%
1.55%, 3/12/20*(a)	$3,448,000	$3,446,594
1.56%, 3/19/20*	115,640,000	115,562,443
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $118,998,118)		119,009,037

	Shares

EXCHANGE-TRADED FUND – 4.7%

United States – 4.7%

WisdomTree Floating Rate Treasury Fund(b)
(Cost: $6,395,376)	255,254	6,404,323

TOTAL INVESTMENTS IN SECURITIES – 91.3% (Cost: $125,393,494)		125,413,360

Other Assets less Liabilities – 8.7%		12,021,906

NET ASSETS – 100.0%		$137,435,266
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $3,446,594 as of February 29, 2020.

(b)	Affiliated holdings. See below table for additional information on investments in affiliates during the fiscal period.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 29, 2020 were as follows:

Investment In Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/29/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$—	$8,963,588	$2,568,340	$128	$8,947	$6,404,323	$37,876

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	3/18/2020	5,853,000	JPY	54,267	USD	$40	$—
Bank of Montreal	3/18/2020	13,823,000	JPY	127,737	USD	519	—
Bank of Montreal	3/18/2020	2,488,958	USD	269,369,000	JPY	—	(10,371)
Canadian Imperial Bank of Commerce	3/18/2020	88,268,000	JPY	817,738	USD	1,253	—
Canadian Imperial Bank of Commerce	3/18/2020	6,924,000	JPY	64,083	USD	161	—
Canadian Imperial Bank of Commerce	3/18/2020	20,512,000	JPY	188,419	USD	1,900	—
Canadian Imperial Bank of Commerce	3/18/2020	19,885,000	JPY	183,890	USD	612	—
Canadian Imperial Bank of Commerce	3/18/2020	15,435,000	JPY	140,832	USD	2,381	—
Canadian Imperial Bank of Commerce	3/18/2020	10,842,000	JPY	97,307	USD	3,290	—
Canadian Imperial Bank of Commerce	3/18/2020	19,920,000	JPY	181,345	USD	3,482	—
Canadian Imperial Bank of Commerce	3/18/2020	879,644,000	JPY	8,158,676	USD	3,066	—
Canadian Imperial Bank of Commerce	3/18/2020	6,364,106	USD	692,164,000	JPY	—	(58,110)
Canadian Imperial Bank of Commerce	3/18/2020	981,731	USD	106,133,000	JPY	—	(3,020)
Canadian Imperial Bank of Commerce	6/17/2020	8,194,245	USD	879,644,000	JPY	—	(4,161)
Canadian Imperial Bank of Commerce	6/17/2020	77,560	USD	8,326,000	JPY	—	(39)
Goldman Sachs	3/18/2020	7,541,000	JPY	69,297	USD	671	—
Goldman Sachs	3/18/2020	189,648	USD	20,981,000	JPY	—	(5,023)
						$17,375	$(80,724)

See Notes to Financial Statements.

134	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 29, 2020

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar Currency	123	6/15/20	$(8,036,820)	$(504)
British Pound Currency	67	6/15/20	(5,369,631)	(364)
Canadian Dollar Currency	109	6/16/20	(8,131,945)	342
Copper	85	5/27/20	(5,397,500)	(33,100)
Corn	436	7/14/20	(8,120,500)	381,112
Cotton No. 2	171	7/09/20	(5,324,085)	(752)
Euro Currency	59	6/15/20	(8,181,825)	(214)
Live Cattle	130	6/30/20	(5,262,400)	494,950
Soybean	179	7/14/20	(8,068,425)	(10,105)
Swiss Franc Currency	42	6/15/20	(5,474,175)	10
			$(67,367,306)	$831,375

Long Exposure
10 Year U.S. Treasury Note	61	6/19/20	$8,219,750	$195,622
Gold 100 Ounce	49	6/26/20	7,701,820	(89,250)
Silver	61	7/29/20	5,040,125	(488,050)
Sugar	510	4/30/20	8,076,768	(121,330)
U.S. Treasury Long Bond	48	6/19/20	8,172,000	364,679
Wheat	307	7/14/20	8,077,937	(379,575)
			$45,288,400	$(517,904)
Total – Net			$(22,078,906)	$313,471

See Notes to Financial Statements.

WisdomTree Trust	135

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust
February 29, 2020

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
ASSETS:

Investments, at cost	$53,126,750	$16,070,592	$12,604,554	$38,762,814	$169,644,341

Investment in affiliates, at cost (Note 3)	1,455,768	1,169,777	793,239	—	—

Repurchase agreements, at cost	—	7,790,000	4,860,000	—	13,120,000

Foreign currency, at cost	—	61	—	—	313,030
Investments in securities, at value[1,2] (Note 2)	53,139,694	16,073,239	12,606,662	40,413,032	156,756,345

Investment in affiliates, at value (Note 3)	1,455,220	1,169,194	792,844	—	—

Repurchase agreements, at value (Note 2)	—	7,790,000	4,860,000	—	13,120,000

Cash	350,851	94,822	61,839	360,480	901,405

Deposits at broker for futures contracts	—	—	—	38,286	—

Foreign currency, at value	—	60	—	—	316,448

Unrealized appreciation on foreign currency contracts	713,787	98,974	1,665	—	90,998

Receivables:

Investment securities sold	—	—	—	—	3,490,867

Dividends	—	—	—	—	4,142

Securities lending income	—	—	—	440	101

Interest	—	697	435	480,004	2,800,950

Foreign tax reclaims	—	—	—	—	81,756
Total Assets	55,659,552	25,226,986	18,323,445	41,292,242	177,563,012
LIABILITIES:

Unrealized depreciation on foreign currency contracts	290,238	25,761	576,328	—	483,580

Payables:

Cash collateral received for securities loaned (Note 2)	—	—	—	4,252,403	—

Investment securities purchased	498,660	—	—	—	—

Advisory fees (Note 3)	16,204	9,143	7,829	17,828	80,154

Service fees (Note 2)	145	91	64	130	641

Net variation margin on futures contracts	—	—	—	27,062	—

Foreign capital gains tax	—	—	—	—	107,428
Total Liabilities	805,247	34,995	584,221	4,297,423	671,803
NET ASSETS	$54,854,305	$25,191,991	$17,739,224	$36,994,819	$176,891,209
NET ASSETS:

Paid-in capital	$63,189,002	$26,323,853	$65,363,524	$44,504,586	$223,537,248

Total distributable earnings (loss)	(8,334,697)	(1,131,862)	(47,624,300)	(7,509,767)	(46,646,039)
NET ASSETS	$54,854,305	$25,191,991	$17,739,224	$36,994,819	$176,891,209
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,000,000	1,000,000	1,000,000	500,000	5,200,000
Net asset value per share	$27.43	$25.19	$17.74	$73.99	$34.02
[1] Includes market value of securities out on loan of:	—	—	—	$4,778,883	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

136	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 29, 2020

	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Negative Duration High Yield Bond Fund
ASSETS:

Investments, at cost	$1,703,167,391	$226,739,564	$82,968,893	$20,032,067	$22,351,205

Repurchase agreements, at cost	—	—	1,698,500	—	—
Investments in securities, at value[1,2] (Note 2)	1,705,522,376	221,782,797	89,254,201	20,440,705	21,747,248

Repurchase agreements, at value (Note 2)	—	—	1,698,500	—	—

Cash	19,327	4,001,537	196,805	20,610	—

Deposits at broker for futures contracts	—	437,777	618,476	1,317	237,470

Receivables:

Investment securities sold	133,897,164	962,354	5,374,842	—	99,188

Capital shares sold	12,549,117	—	—	—	—

Securities lending income	—	11,508	407	—	1,089

Interest	2,486,319	3,452,701	472,031	59,357	345,939

Foreign tax reclaims	—	897	—	—	134
Total Assets	1,854,474,303	230,649,571	97,615,262	20,521,989	22,431,068
LIABILITIES:

Due to custodian	—	—	—	—	78,881

Payables:

Cash collateral received for securities loaned (Note 2)	—	27,377,523	3,982,803	—	3,142,280

Investment securities purchased	146,439,756	—	7,172,550	—	—

Advisory fees (Note 3)	201,682	69,592	15,731	6,816	7,631

Service fees (Note 2)	5,915	712	301	67	70

Net variation margin on futures contracts	—	631,065	725,145	940	257,367
Total Liabilities	146,647,353	28,078,892	11,896,530	7,823	3,486,229
NET ASSETS	$1,707,826,950	$202,570,679	$85,718,732	$20,514,166	$18,944,839
NET ASSETS:

Paid-in capital	$1,706,778,210	$221,364,812	$88,976,448	$20,109,190	$27,796,840

Total distributable earnings (loss)	1,048,740	(18,794,133)	(3,257,716)	404,976	(8,852,001)
NET ASSETS	$1,707,826,950	$202,570,679	$85,718,732	$20,514,166	$18,944,839
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	68,050,000	9,000,000	1,800,000	400,002	1,100,000
Net asset value per share	$25.10	$22.51	$47.62	$51.29	$17.22
[1] Includes market value of securities out on loan of:	—	$27,276,020	$3,906,215	—	$3,043,788
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	137

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 29, 2020

	WisdomTree Negative Duration U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced Global Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund
ASSETS:

Investments, at cost	$19,122,399	$3,012,155	$1,208,951,282	$79,995,170	$203,338,791

Investment in affiliates, at cost (Note 3)	—	2,203,182	—	—	8,803,368

Repurchase agreements, at cost	533,000	—	38,520,000	—	—

Foreign currency, at cost	—	9,244	—	—	—
Investments in securities, at value[1,2] (Note 2)	20,458,312	3,087,135	1,272,744,962	82,764,423	203,453,797

Investment in affiliates, at value (Note 3)	—	2,361,112	—	—	8,819,185

Repurchase agreements, at value (Note 2)	533,000	—	38,520,000	—	—

Cash	40,569	7,780	6,476,031	—	7,782,846

Deposits at broker for futures contracts	290,258	—	—	—	—

Foreign currency, at value	—	9,196	—	—	—

Unrealized appreciation on foreign currency contracts	—	41,431	—	—	—

Receivables:

Investment securities sold	342,026	189,747	24,817,922	1,529,385	—

Capital shares sold	—	—	5,355,345	—	—

Securities lending income	126	—	1,339	—	—

Interest	108,956	24,247	8,366,036	584,210	—

Foreign tax reclaims	—	99	—	—	—
Total Assets	21,773,247	5,720,747	1,356,281,635	84,878,018	220,055,828
LIABILITIES:

Due to custodian	—	—	—	60,809	—

Unrealized depreciation on foreign currency contracts	—	571	—	—	—

Securities sold short, at value[3]	261,184	—	—	—	—

Written options, at value[4]	—	—	—	—	25,437,400

Payables:

Cash collateral received for securities loaned (Note 2)	1,159,060	—	13,023,825	—	—

Investment securities purchased	218,303	282,497	45,223,643	3,049,688	—

Advisory fees (Note 3)	4,509	620	116,234	7,672	69,943

Service fees (Note 2)	71	19	4,262	281	710

Net variation margin on futures contracts	314,349	—	—	—	—

Interest on securities sold short	301	—	—	—	—
Total Liabilities	1,957,777	283,707	58,367,964	3,118,450	25,508,053
NET ASSETS	$19,815,470	$5,437,040	$1,297,913,671	$81,759,568	$194,547,775
NET ASSETS:

Paid-in capital	$25,565,334	$5,149,153	$1,229,863,871	$78,732,580	$218,152,802

Total distributable earnings (loss)	(5,749,864)	287,887	68,049,800	3,026,988	(23,605,027)
NET ASSETS	$19,815,470	$5,437,040	$1,297,913,671	$81,759,568	$194,547,775
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	500,000	200,000	24,100,000	1,600,000	7,450,000
Net asset value per share	$39.63	$27.19	$53.86	$51.10	$26.11
[1] Includes market value of securities out on loan of:	$1,160,369	—	$13,861,817	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Proceeds received on securities sold short:	$258,266	—	—	—	—
[4] Premiums received on written options:	—	—	—	—	$3,749,070

See Notes to Financial Statements.

138	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

February 29, 2020

WisdomTree Managed Futures Strategy Fund (consolidated)
ASSETS:

Investments, at cost	$118,998,118

Investment in affiliates, at cost (Note 3)	6,395,376
Investments in securities, at value	119,009,037

Investment in affiliates, at value (Note 3)	6,404,323

Cash	14,335,442

Unrealized appreciation on foreign currency contracts	17,375
Total Assets	139,766,177
LIABILITIES:

Unrealized depreciation on foreign currency contracts	80,724

Payables:

Capital shares redeemed	1,791,765

Advisory fees (Note 3)	71,466

Service fees (Note 2)	489

Net variation margin on futures contracts	386,467
Total Liabilities	2,330,911
NET ASSETS	$137,435,266
NET ASSETS:

Paid-in capital	$159,546,666

Total distributable earnings (loss)	(22,111,400)
NET ASSETS	$137,435,266
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,850,000
Net asset value per share	$35.70

See Notes to Financial Statements.

WisdomTree Trust	139

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended February 29, 2020

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$14,484	$10,224	$6,933	$—	$—

Interest[1]	334,090	215,808	162,623	846,571	5,601,765

Securities lending income (Note 2)	—	—	—	3,282	101
Total investment income	348,574	226,032	169,556	849,853	5,601,866
EXPENSES:

Advisory fees (Note 3)	100,821	59,131	53,428	110,067	524,402

Service fees (Note 2)	887	579	428	807	4,196
Total expenses	101,708	59,710	53,856	110,874	528,598
Expense waivers (Note 3)	(1,231)	(872)	(591)	—	—
Net expenses	100,477	58,838	53,265	110,874	528,598
Net investment income	248,097	167,194	116,291	738,979	5,073,268
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	670	(6)	(3)	367,453	(10,780,001)

Investment transactions in affiliates (Note 3)	(778)	—	—	—	—

In-kind redemptions	—	—	—	—	(1,150,160)

Futures contracts	—	—	—	(6,577)	—

Foreign currency contracts	(304,660)	(255,184)	(272,559)	—	464,801

Foreign currency related transactions	1	—	—	—	(248,802)
Net realized gain (loss)	(304,767)	(255,190)	(272,562)	360,876	(11,714,162)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	6,221	(209)	(193)	337,064	10,415,086

Investment transactions in affiliates (Note 3)	2,460	1,398	948	—	—

Futures contracts	—	—	—	(49,964)	—

Foreign currency contracts	144,163	1,021,680	110,187	—	(364,234)

Translation of assets and liabilities denominated in foreign currencies	—	1	—	—	162,319
Net increase in unrealized appreciation/depreciation	152,844	1,022,870	110,942	287,100	10,213,171
Net realized and unrealized gain (loss) on investments	(151,923)	767,680	(161,620)	647,976	(1,500,991)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,174	$934,874	$(45,329)	$1,386,955	$3,572,277
[1] Net of foreign withholding tax of:	—	—	—	$93	$131,571
[2] Net of foreign capital gains tax of:	—	—	—	—	$5,897
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	—	—	$18,767

See Notes to Financial Statements.

140	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months or Period Ended February 29, 2020

	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund[1]	WisdomTree Negative Duration High Yield Bond Fund
INVESTMENT INCOME:

Interest	$15,585,586	$6,655,622	$1,190,652	$105,287	$685,046

Securities lending income (Note 2)	—	78,487	2,713	—	9,775
Total investment income	15,585,586	6,734,109	1,193,365	105,287	694,821
EXPENSES:

Advisory fees (Note 3)	1,284,540	486,359	95,563	17,965	58,496

Service fees (Note 2)	37,680	4,977	1,828	176	536
Total expenses	1,322,220	491,336	97,391	18,141	59,032
Net investment income	14,263,366	6,242,773	1,095,974	87,146	635,789
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(109,059)	(655,932)	202,050	2,241	(81,069)

In-kind redemptions	148,464	121,104	—	—	(10,863)

Futures contracts	—	(82,284)	(782,630)	2,057	29,055
Net realized gain (loss)	39,405	(617,112)	(580,580)	4,298	(62,877)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	3,613,088	(3,774,494)	1,522,822	408,638	(469,213)

Futures contracts	—	(946,567)	(1,066,145)	(1,405)	(407,146)
Net increase (decrease) in unrealized appreciation/depreciation	3,613,088	(4,721,061)	456,677	407,233	(876,359)
Net realized and unrealized gain (loss) on investments	3,652,493	(5,338,173)	(123,903)	411,531	(939,236)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,915,859	$904,600	$972,071	$498,677	$(303,447)
[1] For the period November 14, 2019 (commencement of operations) through February 29, 2020.

See Notes to Financial Statements.

WisdomTree Trust	141

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended February 29, 2020

	WisdomTree Negative Duration U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced Global Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$—	$23,787	$—	$—	$48,279

Interest	304,704	9,728	15,052,896	1,176,729	1,674,954

Securities lending income (Note 2)	796	—	17,628	—	—
Total investment income	305,500	33,515	15,070,524	1,176,729	1,723,233
EXPENSES:

Advisory fees (Note 3)	30,422	3,431	1,026,665	83,052	457,828

Service fees (Note 2)	478	76	22,586	1,827	4,578
Total expenses	30,900	3,507	1,049,251	84,879	462,406
Expense waivers (Note 3)	—	(923)	(410,666)	(33,221)	(46,931)
Net expenses	30,900	2,584	638,585	51,658	415,475
Net investment income	274,600	30,931	14,431,939	1,125,071	1,307,758
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	169,542	30,565	6,421,153	118,613	(9,066)

Investment transactions in affiliates (Note 3)	—	9,666	—	—	919

In-kind redemptions	317,528	—	1,233,107	179,998	—

Futures contracts	(119,571)	—	—	—	—

Written options	—	—	—	—	15,864,284

Securities sold short	(1,466)	—	—	—	—

Foreign currency contracts	—	(291)	—	—	—

Foreign currency related transactions	—	1	—	—	—
Net realized gain	366,033	39,941	7,654,260	298,611	15,856,137
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(165,181)	(12,283)	20,868,912	489,884	106,924

Investment transactions in affiliates (Note 3)	—	48,607	—	—	15,817

Futures contracts	(495,397)	—	—	—	—

Written options	—	—	—	—	(23,698,389)

Securities sold short	(1,292)	—	—	—	—

Foreign currency contracts	—	25,321	—	—	—

Translation of assets and liabilities denominated in foreign currencies	—	(21)	—	—	—
Net increase (decrease) in unrealized appreciation/depreciation	(661,870)	61,624	20,868,912	489,884	(23,575,648)
Net realized and unrealized gain (loss) on investments	(295,837)	101,565	28,523,172	788,495	(7,719,511)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,237)	$132,496	$42,955,111	$1,913,566	$(6,411,753)

See Notes to Financial Statements.

142	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended February 29, 2020

WisdomTree Managed Futures Strategy Fund (consolidated)
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$37,876

Interest	1,424,378
Total investment income	1,462,254
EXPENSES:

Advisory fees (Note 3)	659,994

Service fees (Note 2)	3,872
Total expenses	663,866
Expense waivers (Note 3)	(91,667)
Net expenses	572,199
Net investment income	890,055
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	16,093

Investment transactions in affiliates (Note 3)	128

Futures contracts	(6,505,744)

Foreign currency contracts	(628,229)

Foreign currency related transactions	1
Net realized loss	(7,117,751)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(31,362)

Investment transactions in affiliates (Note 3)	8,947

Futures contracts	(7,153,519)

Foreign currency contracts	179,312
Net decrease in unrealized appreciation/depreciation	(6,996,622)
Net realized and unrealized loss on investments	(14,114,373)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,224,318)

See Notes to Financial Statements.

WisdomTree Trust	143

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Chinese Yuan Strategy Fund		WisdomTree Emerging Currency Strategy Fund

	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$248,097	$1,101,680	$167,194	$535,885	$116,291	$352,935

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(304,767)	2,710,118	(255,190)	(973,508)	(272,562)	(423,264)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	152,844	(413,060)	1,022,870	121,377	110,942	680,877
Net increase (decrease) in net assets resulting from operations	96,174	3,398,738	934,874	(316,246)	(45,329)	610,548
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,101,951)	(740,869)	(535,878)	(348,348)	(352,930)	(371,701)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	23,285,813	17,885,528	—	—	—	3,756,468

Cost of shares redeemed	(12,399,511)	(66,454,058)	(1,251,076)	(5,152,775)	(1,871,545)	(12,732,023)
Net increase (decrease) in net assets resulting from capital share transactions	10,886,302	(48,568,530)	(1,251,076)	(5,152,775)	(1,871,545)	(8,975,555)
Net Increase (Decrease) in Net Assets	9,880,525	(45,910,661)	(852,080)	(5,817,369)	(2,269,804)	(8,736,708)
NET ASSETS:

Beginning of period	$44,973,780	$90,884,441	$26,044,071	$31,861,440	$20,009,028	$28,745,736

End of period	$54,854,305	$44,973,780	$25,191,991	$26,044,071	$17,739,224	$20,009,028
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,600,000	3,400,000	1,050,000	1,250,000	1,100,000	1,600,000

Shares created	850,000	650,000	—	—	—	200,000

Shares redeemed	(450,000)	(2,450,000)	(50,000)	(200,000)	(100,000)	(700,000)
Shares outstanding, end of period	2,000,000	1,600,000	1,000,000	1,050,000	1,000,000	1,100,000

See Notes to Financial Statements.

144	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Corporate Bond Fund		WisdomTree Emerging Markets Local Debt Fund		WisdomTree Floating Rate Treasury Fund

	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$738,979	$1,664,290	$5,073,268	$10,784,666	$14,263,366	$38,502,995

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	360,876	(604,838)	(11,714,162)	(17,462,838)	39,405	(1,663,637)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	287,100	2,927,807	10,213,171	26,516,506	3,613,088	(1,293,067)
Net increase in net assets resulting from operations	1,386,955	3,987,259	3,572,277	19,838,334	17,915,859	35,546,291
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(754,000)	(1,662,000)	(4,756,000)	(4,473,616)	(15,030,362)	(37,766,900)

Tax return of capital	—	—	—	(5,422,384)	—	—
Total distributions to shareholders	(754,000)	(1,662,000)	(4,756,000)	(9,896,000)	(15,030,362)	(37,766,900)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	—	53,828,320	238,144,057	2,556,559,282

Cost of shares redeemed	—	(7,113,818)	(17,708,017)	(40,070,641)	(185,563,982)	(1,174,021,291)
Net increase (decrease) in net assets resulting from capital share transactions	—	(7,113,818)	(17,708,017)	13,757,679	52,580,075	1,382,537,991
Net Increase (Decrease) in Net Assets	632,955	(4,788,559)	(18,891,740)	23,700,013	55,465,572	1,380,317,382
NET ASSETS:

Beginning of period	$36,361,864	$41,150,423	$195,782,949	$172,082,936	$1,652,361,378	$272,043,996

End of period	$36,994,819	$36,361,864	$176,891,209	$195,782,949	$1,707,826,950	$1,652,361,378
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	500,000	600,000	5,700,000	5,300,000	65,950,000	10,850,000

Shares created	—	—	—	1,600,000	9,500,000	101,900,000

Shares redeemed	—	(100,000)	(500,000)	(1,200,000)	(7,400,000)	(46,800,000)
Shares outstanding, end of period	500,000	500,000	5,200,000	5,700,000	68,050,000	65,950,000

See Notes to Financial Statements.

WisdomTree Trust	145

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Interest Rate Hedged High Yield Bond Fund		WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund		WisdomTree Mortgage Plus Bond Fund

	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Period November 14, 2019* through February 29, 2020 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,242,773	$14,605,553	$1,095,974	$2,120,745	$87,146

Net realized gain (loss) on investments and futures contracts	(617,112)	(12,391,990)	(580,580)	(5,366,610)	4,298

Net increase (decrease) in unrealized appreciation/depreciation on investments and futures contracts	(4,721,061)	(475,899)	456,677	5,398,184	407,233
Net increase in net assets resulting from operations	904,600	1,737,664	972,071	2,152,319	498,677
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(6,327,350)	(15,068,128)	(1,163,240)	(2,155,448)	(93,701)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	6,894,337	82,954,300	9,572,787	28,501,336	20,109,090

Cost of shares redeemed	(46,366,411)	(84,490,516)	—	(4,767,532)	—
Net increase (decrease) in net assets resulting from capital share transactions	(39,472,074)	(1,536,216)	9,572,787	23,733,804	20,109,090
Net Increase (Decrease) in Net Assets	(44,894,824)	(14,866,680)	9,381,618	23,730,675	20,514,066
NET ASSETS:

Beginning of period	$247,465,503	$262,332,183	$76,337,114	$52,606,439	$100

End of period	$202,570,679	$247,465,503	$85,718,732	$76,337,114	$20,514,166
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	10,700,000	10,900,000	1,600,000	1,100,000	2

Shares created	300,000	3,500,000	200,000	600,000	400,000

Shares redeemed	(2,000,000)	(3,700,000)	—	(100,000)	—
Shares outstanding, end of period	9,000,000	10,700,000	1,800,000	1,600,000	400,002
*	Commencement of operations.

See Notes to Financial Statements.

146	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Negative Duration High Yield Bond Fund		WisdomTree Negative Duration U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced Global Aggregate Bond Fund

	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (unaudited)	For the Period December 13, 2018* through August 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$635,789	$2,731,181	$274,600	$852,119	$30,931	$43,397

Net realized gain (loss) on investments, futures contracts, securities sold short, foreign currency contracts and foreign currency related transactions	(62,877)	(6,542,863)	366,033	(4,201,704)	39,941	68,808

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, securities sold short, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(876,359)	56,853	(661,870)	1,987,817	61,624	211,869
Net increase (decrease) in net assets resulting from operations	(303,447)	(3,754,829)	(21,237)	(1,361,768)	132,496	324,074
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(645,500)	(2,758,596)	(295,400)	(902,450)	(125,322)	(43,361)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	18,775,214	4,114,296	13,207,707	2,649,158	2,500,000

Cost of shares redeemed	(13,096,941)	(36,293,179)	(8,229,361)	(17,063,055)	—	(105)
Net increase (decrease) in net assets resulting from capital share transactions	(13,096,941)	(17,517,965)	(4,115,065)	(3,855,348)	2,649,158	2,499,895
Net Increase (Decrease) in Net Assets	(14,045,888)	(24,031,390)	(4,431,702)	(6,119,566)	2,656,332	2,780,608
NET ASSETS:

Beginning of period	$32,990,727	$57,022,117	$24,247,172	$30,366,738	$2,780,708	$100

End of period	$18,944,839	$32,990,727	$19,815,470	$24,247,172	$5,437,040	$2,780,708
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,800,000	2,700,000	600,000	700,000	100,000	4

Shares created	—	900,000	100,000	300,000	100,000	100,000

Shares redeemed	(700,000)	(1,800,000)	(200,000)	(400,000)	—	(4)
Shares outstanding, end of period	1,100,000	1,800,000	500,000	600,000	200,000	100,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust	147

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund		WisdomTree CBOE S&P 500 PutWrite Strategy Fund

	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$14,431,939	$17,117,128	$1,125,071	$1,707,559	$1,307,758	$4,151,819

Net realized gain (loss) on investments and written options	7,654,260	(134,829)	298,611	(108,977)	15,856,137	(17,495,534)

Net increase (decrease) in unrealized appreciation/depreciation on investments and written options	20,868,912	52,480,153	489,884	2,647,541	(23,575,648)	273,411
Net increase (decrease) in net assets resulting from operations	42,955,111	69,462,452	1,913,566	4,246,123	(6,411,753)	(13,070,304)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(15,454,200)	(17,594,752)	(1,149,100)	(1,700,000)	(3,011,616)	(13,395,542)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	447,698,503	463,132,846	5,075,318	64,023,477	15,316,409	79,579,882

Cost of shares redeemed	(57,478,714)	(53,469,693)	(15,131,980)	(14,621,599)	(22,695,461)	(80,198,284)
Net increase (decrease) in net assets resulting from capital share transactions	390,219,789	409,663,153	(10,056,662)	49,401,878	(7,379,052)	(618,402)
Net Increase (Decrease) in Net Assets	417,720,700	461,530,853	(9,292,196)	51,948,001	(16,802,421)	(27,084,248)
NET ASSETS:

Beginning of period	$880,192,971	$418,662,118	$91,051,764	$39,103,763	$211,350,196	$238,434,444

End of period	$1,297,913,671	$880,192,971	$81,759,568	$91,051,764	$194,547,775	$211,350,196
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	16,700,000	8,600,000	1,800,000	800,000	7,700,000	7,800,000

Shares created	8,500,000	9,200,000	100,000	1,300,000	550,000	2,900,000

Shares redeemed	(1,100,000)	(1,100,000)	(300,000)	(300,000)	(800,000)	(3,000,000)
Shares outstanding, end of period	24,100,000	16,700,000	1,600,000	1,800,000	7,450,000	7,700,000

See Notes to Financial Statements.

148	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Managed Futures Strategy Fund (consolidated)

	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$890,055	$3,051,135

Net realized loss on investments, futures contracts and foreign currency contracts	(7,117,751)	(9,017,131)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and foreign currency contracts	(6,996,622)	5,254,038
Net decrease in net assets resulting from operations	(13,224,318)	(711,958)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,475,949)	(9,119,434)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,804,584	147,370,468

Cost of shares redeemed	(65,543,621)	(80,914,698)
Net increase (decrease) in net assets resulting from capital share transactions	(63,739,037)	66,455,770
Net Increase (Decrease) in Net Assets	(79,439,304)	56,624,378
NET ASSETS:

Beginning of period	$216,874,570	$160,250,192

End of period	$137,435,266	$216,874,570
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,550,000	3,950,000

Shares created	50,000	3,700,000

Shares redeemed	(1,750,000)	(2,100,000)
Shares outstanding, end of period	3,850,000	5,550,000

See Notes to Financial Statements.

WisdomTree Trust	149

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$28.11	$26.73	$25.64	$26.34	$28.63	$25.11
Investment operations:

Net investment income (loss)[1]	0.17	0.47	0.21	0.00 [2]	(0.10)	(0.13)

Net realized and unrealized gain (loss)	(0.03)	1.15	0.88 [3]	(0.70)	(0.42)[3]	4.08
Total from investment operations	0.14	1.62	1.09	(0.70)	(0.52)	3.95
Dividends and distributions to shareholders:

Net investment income	(0.82)	(0.24)	—	—	—	—

Capital gains	—	—	—	—	(1.77)	(0.43)
Total dividends and distributions to shareholders	(0.82)	(0.24)	—	—	(1.77)	(0.43)
Net asset value, end of period	$27.43	$28.11	$26.73	$25.64	$26.34	$28.63

TOTAL RETURN[4]	0.53%	6.09%	4.25%[5]	(2.66)%	(2.05)%[6]	15.83%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$54,854	$44,974	$90,884	$138,462	$237,059	$340,684

Ratios to average net assets of:

Expenses	0.50%[7,8,9]	0.50%[8,9]	0.50%[8,9]	0.50%	0.50%	0.50%

Net investment income (loss)	1.23%[7,9]	1.71%[9]	0.83%[9]	0.00%[10]	(0.35)%	(0.48)%
Portfolio turnover rate[11]	0%	23%	0%	0%	0%	0%

WisdomTree Chinese Yuan Strategy Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$24.80	$25.49	$25.54	$24.42	$24.67	$25.35
Investment operations:

Net investment income[1]	0.16	0.47	0.24	0.02	0.06	0.06

Net realized and unrealized gain (loss)	0.74	(0.87)	(0.29)	1.10	(0.31)	(0.64)
Total from investment operations	0.90	(0.40)	(0.05)	1.12	(0.25)	(0.58)
Dividends and distributions to shareholders:

Net investment income	(0.51)	(0.29)	—	—	—	—

Capital gains	—	—	—	—	—	(0.10)
Total dividends and distributions to shareholders	(0.51)	(0.29)	—	—	—	(0.10)
Net asset value, end of period	$25.19	$24.80	$25.49	$25.54	$24.42	$24.67

TOTAL RETURN[4]	3.65%	(1.59)%	(0.20)%	4.59%	(1.01)%	(2.30)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$25,192	$26,044	$31,861	$38,312	$48,843	$88,827

Ratios to average net assets of:

Expenses	0.45%[7,8,9]	0.45%[8,9]	0.45%[8,9]	0.45%	0.45%	0.45%

Net investment income	1.27%[7,9]	1.82%[9]	0.92%[9]	0.09%	0.26%	0.24%
Portfolio turnover rate[11]	0%	0%	0%	0%	0%	0%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Includes a voluntary reimbursement from the sub-advisor of less than $0.01 per share and $0.01 per share for investment losses on certain foreign exchange transactions during the fiscal years ended August 31, 2018 and 2016, respectively.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

[7]	Annualized.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[9]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[10]	Amount represents less than 0.005%.

[11]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

150	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$18.19	$17.97	$19.14	$17.97	$17.01	$20.43
Investment operations:

Net investment income (loss)[1]	0.11	0.31	0.16	0.00 [2]	(0.07)	(0.10)

Net realized and unrealized gain (loss)	(0.21)	0.25	(1.33)	1.17	1.03	(3.32)
Total from investment operations	(0.10)	0.56	(1.17)	1.17	0.96	(3.42)
Dividends to shareholders:

Net investment income	(0.35)	(0.34)	—	—	—	—
Net asset value, end of period	$17.74	$18.19	$17.97	$19.14	$17.97	$17.01

TOTAL RETURN[3]	(0.61)%	3.12%	(6.11)%	6.51%	5.64%	(16.74)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$17,739	$20,009	$28,746	$49,755	$43,130	$52,719

Ratios to average net assets of:

Expenses	0.55%[4,5,6]	0.55%[5,6]	0.55%[5,6]	0.55%	0.55%	0.55%

Net investment income (loss)	1.20%[4,6]	1.68%[6]	0.82%[6]	0.01%	(0.41)%	(0.52)%
Portfolio turnover rate[7]	0%	0%	0%	0%	0%	0%

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$72.72	$68.58	$72.91	$71.93	$69.13	$77.82
Investment operations:

Net investment income[1]	1.48	3.00	2.84	2.87	2.97	3.51

Net realized and unrealized gain (loss)	1.30	4.17	(4.30)	0.98	2.82	(8.61)
Total from investment operations	2.78	7.17	(1.46)	3.85	5.79	(5.10)
Dividends and distributions to shareholders:

Net investment income	(1.51)	(3.03)	(2.87)	(2.87)	(2.99)	(3.56)

Tax return of capital	—	—	—	—	—	(0.03)
Total dividends and distributions to shareholders	(1.51)	(3.03)	(2.87)	(2.87)	(2.99)	(3.59)
Net asset value, end of period	$73.99	$72.72	$68.58	$72.91	$71.93	$69.13

TOTAL RETURN[3]	3.84%	10.69%	(2.08)%	5.51%	8.71%	(6.69)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$36,995	$36,362	$41,150	$51,035	$57,543	$82,956

Ratios to average net assets of:

Expenses	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	4.03%[4]	4.26%	3.96%	4.03%	4.35%	4.79%
Portfolio turnover rate[7]	24%	54%	132%	36%	21%	25%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Currency Strategy Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	151

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$34.35	$32.47	$38.92	$37.59	$35.77	$47.13
Investment operations:

Net investment income[1]	0.93	1.96	2.15	2.07	2.00	2.17

Net realized and unrealized gain (loss)	(0.38)	1.72	(6.48)	1.00	1.57	(11.46)
Total from investment operations	0.55	3.68	(4.33)	3.07	3.57	(9.29)
Dividends and distributions to shareholders:

Net investment income	(0.88)	(0.82)	(2.06)	(0.82)	(0.59)	(1.95)

Tax return of capital	—	(0.98)	(0.06)	(0.92)	(1.16)	(0.12)
Total dividends and distributions to shareholders	(0.88)	(1.80)	(2.12)	(1.74)	(1.75)	(2.07)
Net asset value, end of period	$34.02	$34.35	$32.47	$38.92	$37.59	$35.77

TOTAL RETURN[2]	1.54%	11.54%	(11.66)%	8.46%	10.34%	(20.19)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$176,891	$195,783	$172,083	$256,851	$327,034	$479,267

Ratios to average net assets of:

Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	5.32%[3]	5.77%	5.71%	5.51%	5.59%	5.22%
Portfolio turnover rate[4]	16%	27%	44%	39%	46%	22%

WisdomTree Floating Rate Treasury Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$25.05	$25.07	$25.07	$25.03	$24.99	$24.99
Investment operations:

Net investment income (loss)[1]	0.21	0.56	0.45	0.17	0.05	(0.01)

Net realized and unrealized gain (loss)	0.06	(0.05)	(0.07)	0.04	0.02	0.01
Total from investment operations	0.27	0.51	0.38	0.21	0.07	(0.00)[5]
Dividends and distributions to shareholders:

Net investment income	(0.22)	(0.53)	(0.35)	(0.17)	(0.03)	—

Capital gains	—	—	(0.03)	—	—	—
Total dividends and distributions to shareholders	(0.22)	(0.53)	(0.38)	(0.17)	(0.03)	—
Net asset value, end of period	$25.10	$25.05	$25.07	$25.07	$25.03	$24.99

TOTAL RETURN[2]	1.08%	2.06%	1.53%	0.85%	0.28%	0.00%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,707,827	$1,652,361	$272,044	$1,254	$1,251	$1,250

Ratios to average net assets of:

Expenses, net of expense waivers	0.15%[3]	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses, prior to expense waivers	0.15%[3]	0.15%	0.17%	0.20%	0.20%	0.20%

Net investment income (loss)	1.67%[3]	2.22%	1.83%	0.68%	0.20%	(0.06)%
Portfolio turnover rate[4]	80%	170%	170%	160%	157%	118%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Floating Rate Treasury Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than $0.005.

See Notes to Financial Statements.

152	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$23.13	$24.07	$23.91	$23.39	$23.18	$24.86
Investment operations:

Net investment income[1]	0.64	1.30	1.23	1.24	1.10	0.90

Net realized and unrealized gain (loss)	(0.61)	(0.91)	0.10	0.53	0.20	(1.67)
Total from investment operations	0.03	0.39	1.33	1.77	1.30	(0.77)
Dividends and distributions to shareholders:

Net investment income	(0.65)	(1.30)	(1.17)	(1.25)	(1.09)	(0.91)

Capital gains	—	(0.03)	—	—	—	—
Total dividends and distributions to shareholders	(0.65)	(1.33)	(1.17)	(1.25)	(1.09)	(0.91)
Net asset value, end of period	$22.51	$23.13	$24.07	$23.91	$23.39	$23.18

TOTAL RETURN[2]	0.09%	1.68%	5.68%	7.73%	5.92%	(3.15)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$202,571	$247,466	$262,332	$54,997	$14,037	$20,859

Ratios to average net assets of:

Expenses	0.43%[3]	0.43%	0.43%	0.43%	0.43%	0.43%

Net investment income	5.52%[3]	5.52%	5.14%	5.19%	4.90%	3.75%
Portfolio turnover rate[4]	26%	61%	60%	57%	44%	55%

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$47.71	$47.82	$47.89	$48.01	$48.21	$49.78
Investment operations:

Net investment income[1]	0.63	1.36	1.18	0.95	0.77	0.68

Net realized and unrealized loss	(0.06)	(0.10)	(0.07)	(0.03)	(0.13)	(1.50)
Total from investment operations	0.57	1.26	1.11	0.92	0.64	(0.82)
Dividends and distributions to shareholders:

Net investment income	(0.66)	(1.37)	(1.18)	(1.04)	(0.84)	(0.75)

Tax return of capital	—	—	—	—	—	(0.00)[5]
Total dividends and distributions to shareholders	(0.66)	(1.37)	(1.18)	(1.04)	(0.84)	(0.75)
Net asset value, end of period	$47.62	$47.71	$47.82	$47.89	$48.01	$48.21

TOTAL RETURN[2]	1.19%	2.69%	2.35%	1.93%	1.35%	(1.66)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$85,719	$76,337	$52,606	$23,945	$24,005	$28,923

Ratios to average net assets of:

Expenses	0.23%[3]	0.23%	0.23%	0.23%	0.23%	0.23%

Net investment income	2.64%[3]	2.86%	2.46%	1.99%	1.60%	1.39%
Portfolio turnover rate[4,6]	24%	39%	81%	187%	226%	359%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than $0.005.

[6]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 29, 2020, August 31, 2019, August 31, 2018, August 31, 2017, August 31, 2016 and August 31, 2015 were 16%, 12%, 28%, 45%, 33% and 95%, respectively.

See Notes to Financial Statements.

WisdomTree Trust	153

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Mortgage Plus Bond Fund	For the Period November 14, 2019* through February 29, 2020 (unaudited)
Net asset value, beginning of period	$50.26
Investment operations:

Net investment income[1]	0.32

Net realized and unrealized gain	1.02
Total from investment operations	1.34
Dividends to shareholders:

Net investment income	(0.31)
Net asset value, end of period	$51.29

TOTAL RETURN[2]	2.68%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$20,514

Ratios to average net assets of:

Expenses	0.45%[3]

Net investment income	2.18%[3]
Portfolio turnover rate[4]	5%

WisdomTree Negative Duration High Yield Bond Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$18.33	$21.12	$20.40	$19.42	$20.83	$22.99
Investment operations:

Net investment income[1]	0.48	1.11	1.07	1.04	0.93	0.83

Net realized and unrealized gain (loss)	(1.07)	(2.77)	0.68	0.97	(1.41)	(2.17)
Total from investment operations	(0.59)	(1.66)	1.75	2.01	(0.48)	(1.34)
Dividends to shareholders:

Net investment income	(0.52)	(1.13)	(1.03)	(1.03)	(0.93)	(0.82)
Net asset value, end of period	$17.22	$18.33	$21.12	$20.40	$19.42	$20.83

TOTAL RETURN[2]	(3.41)%	(8.18)%	8.72%	10.44%	(2.22)%	(5.91)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$18,945	$32,991	$57,022	$16,319	$9,712	$12,499

Ratios to average net assets of:

Expenses	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	5.22%[3]	5.45%	5.09%	5.03%	4.78%	3.82%
Portfolio turnover rate[4]	26%	66%	98%	71%	43%	34%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

154	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Negative Duration U.S. Aggregate Bond Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$40.41	$43.38	$42.88	$42.26	$44.42	$46.65
Investment operations:

Net investment income[1]	0.52	1.21	1.06	0.83	0.70	0.62

Net realized and unrealized gain (loss)	(0.75)	(2.89)	0.47	0.67	(2.07)	(2.18)
Total from investment operations	(0.23)	(1.68)	1.53	1.50	(1.37)	(1.56)
Dividends and distributions to shareholders:

Net investment income	(0.55)	(1.29)	(1.03)	(0.88)	(0.79)	(0.67)

Tax return of capital	—	—	—	(0.00)[2]	—	—
Total dividends and distributions to shareholders	(0.55)	(1.29)	(1.03)	(0.88)	(0.79)	(0.67)
Net asset value, end of period	$39.63	$40.41	$43.38	$42.88	$42.26	$44.42

TOTAL RETURN[3]	(0.60)%	(3.98)%	3.58%	3.55%	(3.11)%	(3.36)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$19,815	$24,247	$30,367	$17,152	$12,679	$17,767

Ratios to average net assets of:

Expenses	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.53%[4]	2.83%	2.44%	1.91%	1.61%	1.38%
Portfolio turnover rate[5,6]	30%	88%	169%	209%	226%	424%

WisdomTree Yield Enhanced Global Aggregate Bond Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Period December 13, 2018* through August 31, 2019
Net asset value, beginning of period	$27.81	$24.97
Investment operations:

Net investment income[1]	0.24	0.43

Net realized and unrealized gain	0.32	2.84
Total from investment operations	0.56	3.27
Dividends and distributions to shareholders:

Net investment income	(0.76)	(0.43)

Capital gains	(0.42)	—
Total dividends and distributions to shareholders	(1.18)	(0.43)
Net asset value, end of period	$27.19	$27.81

TOTAL RETURN[3]	2.15%	13.24%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$5,437	$2,781

Ratios to average net assets[7] of:

Expenses, net of expense waivers	0.15%[4]	0.14%[4]

Expenses, prior to expense waivers	0.20%[4]	0.20%[4]

Net investment income	1.80%[4]	2.31%[4]
Portfolio turnover rate[5]	34%	31%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Yield Enhanced Global Aggregate Bond Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 29, 2020, August 31, 2019, August 31, 2018, August 31, 2017, August 31, 2016 and August 31, 2015 were 17%, 52%, 117%, 94%, 56% and 163%, respectively.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust	155

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Period July 9, 2015* through August 31, 2015
Net asset value, beginning of period	$52.71	$48.68	$50.94	$52.04	$49.64	$49.78
Investment operations:

Net investment income[1]	0.73	1.61	1.53	1.35	1.31	0.16

Net realized and unrealized gain (loss)	1.20	4.05	(2.26)	(0.85)	2.50	(0.18)
Total from investment operations	1.93	5.66	(0.73)	0.50	3.81	(0.02)
Dividends and distributions to shareholders:

Net investment income	(0.78)	(1.63)	(1.53)	(1.38)	(1.41)	(0.12)

Capital gains	—	—	—	(0.22)	—	—
Total dividends and distributions to shareholders	(0.78)	(1.63)	(1.53)	(1.60)	(1.41)	(0.12)
Net asset value, end of period	$53.86	$52.71	$48.68	$50.94	$52.04	$49.64

TOTAL RETURN[2]	3.70%	11.92%	(1.44)%	1.05%	7.81%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,297,914	$880,193	$418,662	$168,105	$109,285	$4,964

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.12%[3]

Expenses, prior to expense waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%[3]

Net investment income	2.81%[3]	3.25%	3.10%	2.69%	2.59%	2.21%[3]
Portfolio turnover rate[4,5]	24%	54%	82%	134%	141%	51%

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Period May 18, 2017* through August 31, 2017
Net asset value, beginning of period	$50.58	$48.88	$50.25	$50.06
Investment operations:

Net investment income[1]	0.68	1.40	1.17	0.26

Net realized and unrealized gain (loss)	0.54	1.69	(1.41)	0.17
Total from investment operations	1.22	3.09	(0.24)	0.43
Dividends and distributions to shareholders:

Net investment income	(0.70)	(1.39)	(1.07)	(0.24)

Capital gains	—	—	(0.06)	—
Total dividends and distributions to shareholders	(0.70)	(1.39)	(1.13)	(0.24)
Net asset value, end of period	$51.10	$50.58	$48.88	$50.25

TOTAL RETURN[2]	2.44%	6.43%	(0.47)%	0.86%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$81,760	$91,052	$39,104	$5,025

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%	0.12%[3]

Expenses, prior to expense waivers	0.20%[3]	0.20%	0.20%	0.20%[3]

Net investment income	2.71%[3]	2.83%	2.40%	1.76%[3]
Portfolio turnover rate[4,6]	29%	49%	177%	44%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

The portfolio turnover rate excluding TBA roll transactions for the periods ended February 29, 2020, August 31, 2019, August 31, 2018, August 31, 2017, August 31, 2016 and August 31, 2015, were 22%, 44%, 38%, 59%, 51% and 6%, respectively.

[6]	The portfolio turnover rate excluding TBA roll transactions for the periods ended February 29, 2020, August 31, 2019, August 31, 2018 and August 31, 2017 were 16%, 24%, 120% and 22%, respectively.

See Notes to Financial Statements.

156	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree CBOE S&P 500 PutWrite Strategy Fund	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period February 24, 2016* through August 31, 2016
Net asset value, beginning of period	$27.45	$30.57	$29.23	$27.05	$25.10
Investment operations:

Net investment income (loss)[1]	0.18	0.49	0.22	0.06	(0.02)

Net realized and unrealized gain (loss)	(1.10)	(1.96)	2.15	2.74	1.97
Total from investment operations	(0.92)	(1.47)	2.37	2.80	1.95
Dividends and distributions to shareholders:

Net investment income	(0.42)	(0.25)	(0.06)	—	—

Capital gains	—	(1.40)	(0.97)	(0.62)	—
Total dividends and distributions to shareholders	(0.42)	(1.65)	(1.03)	(0.62)	—
Net asset value, end of period	$26.11	$27.45	$30.57	$29.23	$27.05

TOTAL RETURN[2]	(3.48)%	(4.72)%	8.28%	10.52%	7.77%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$194,548	$211,350	$238,434	$204,635	$16,229

Ratios to average net assets of:

Expenses, net of expense waivers	0.40%[3,4]	0.38%	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.44%[3,4]	0.44%	0.44%	0.44%	0.44%[3]

Net investment income (loss)	1.26%[3,4]	1.78%	0.76%	0.21%	(0.18)%[3]
Portfolio turnover rate[5]	12%	0%	0%	0%	0%

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 29, 2020 (unaudited)	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Net asset value, beginning of period	$39.08	$40.57	$38.84	$41.12	$41.17	$42.15
Investment operations:

Net investment income (loss)[1]	0.19	0.55	0.26	(0.07)	(0.33)	(0.40)

Net realized and unrealized gain (loss)	(2.97)	(0.65)	1.47	(2.21)	0.28	(0.58)
Total from investment operations	(2.78)	(0.10)	1.73	(2.28)	(0.05)	(0.98)
Dividends to shareholders:

Net investment income	(0.60)	(1.39)	—	—	—	—
Net asset value, end of period	$35.70	$39.08	$40.57	$38.84	$41.12	$41.17

TOTAL RETURN[2]	(7.16)%	(0.22)%[6]	4.45%	(5.54)%[7]	(0.12)%	(2.33)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$137,435	$216,875	$160,250	$170,879	$180,941	$214,083

Ratios to average net assets of:

Expenses, net of expense waivers	0.65%[3,4]	0.65%	0.65%	0.65%	0.91%	0.95%

Expenses, prior to expense waivers	0.75%[3,4]	0.75%	0.75%	0.75%	0.92%	0.95%

Net investment income (loss)	1.01%[3,4]	1.40%	0.66%	(0.18)%	(0.80)%	(0.93)%
Portfolio turnover rate[5]	48%	0%	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[7]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.08% lower.

See Notes to Financial Statements.

WisdomTree Trust	157

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	December 18, 2013
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 6, 2009
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund’’)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund’’)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund’’)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund’’)	November 14, 2019
WisdomTree Negative Duration High Yield Bond Fund (“Negative Duration High Yield Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Negative Duration U.S. Aggregate Bond Fund (“Negative Duration U.S. Aggregate Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Yield Enhanced Global Aggregate Bond Fund (“Yield Enhanced Global Aggregate Bond Fund’’)	December 13, 2018
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund’’)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund’’)	May 18, 2017
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund’’)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund’’) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Managed Futures Strategy Fund (the “Parent Fund”), include the accounts of WisdomTree Managed Futures Portfolio I, a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). For the Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Parent Fund’s investment in its Subsidiary may not exceed 25% of the Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each

158	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

WisdomTree Trust	159

Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing each Fund’s assets:

Bloomberg U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$53,139,694	$—
Exchange-Traded Fund	1,455,220	—	—
Total	$1,455,220	$53,139,694	$—
Unrealized Appreciation on Foreign Currency Contracts	—	713,787	—
Unrealized Depreciation on Foreign Currency Contracts	—	(290,238)	—
Total - Net	$1,455,220	$53,563,243	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$16,073,239	$—
Exchange-Traded Fund	1,169,194	—	—
Repurchase Agreement	—	7,790,000	—
Total	$1,169,194	$23,863,239	$—
Unrealized Appreciation on Foreign Currency Contracts	—	98,974	—
Unrealized Depreciation on Foreign Currency Contracts	—	(25,761)	—
Total - Net	$1,169,194	$23,936,452	$—

160	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$12,606,662	$—
Exchange-Traded Fund	792,844	—	—
Repurchase Agreement	—	4,860,000	—
Total	$792,844	$17,466,662	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1,665	—
Unrealized Depreciation on Foreign Currency Contracts	—	(576,328)	—
Total - Net	$792,844	$16,891,999	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$26,780	$—
Foreign Corporate Bonds	—	35,062,117	—
Foreign Government Obligations	—	1,071,732	—
Investment of Cash Collateral for Securities Loaned	—	4,252,403	—
Total	$—	$40,413,032	$—
Unrealized Appreciation on Futures Contracts	67,063	—	—
Unrealized Depreciation on Futures Contracts	(107,597)	—	—
Total - Net	$(40,534)	$40,413,032	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Obligations	$—	$147,292,531	$—
Supranational Bonds	—	9,463,814	—
Repurchase Agreement	—	13,120,000	—
Total	$—	$169,876,345	$—
Unrealized Appreciation on Foreign Currency Contracts	—	90,998	—
Unrealized Depreciation on Foreign Currency Contracts	—	(483,580)	—
Total - Net	$—	$169,483,763	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,705,522,376	$—
Total	$—	$1,705,522,376	$—

Interest Rate Hedged High Yield Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$165,567,569	$—
Foreign Corporate Bonds	—	28,837,705	—
Investment of Cash Collateral for Securities Loaned	—	27,377,523	—
Total	$—	$221,782,797	$—
Unrealized Depreciation on Futures Contracts	(1,020,960)	—	—
Total - Net	$(1,020,960)	$221,782,797	$—

WisdomTree Trust	161

Notes to Financial Statements (unaudited) (continued)

Interest Rate Hedged U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$23,250,421	$—
U.S. Government Obligations	—	35,329,938	—
U.S. Corporate Bonds	—	18,608,623	—
Foreign Corporate Bonds	—	3,111,534	—
Foreign Government Agencies	—	1,081,678	—
Foreign Government Obligations	—	856,928	—
Supranational Bonds	—	731,249	—
Commercial Mortgage-Backed Securities	—	1,656,902	—
Municipal Bonds	—	398,555	—
Asset-Backed Securities	—	245,570	—
Repurchase Agreement	—	1,698,500	—
Investment of Cash Collateral for Securities Loaned	—	3,982,803	—
Total	$—	$90,952,701	$—
Unrealized Depreciation on Futures Contracts	(1,000,823)	—	—
Total - Net	$(1,000,823)	$90,952,701	$—

Mortgage Plus Bond Fund	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$986,049	$—
Collateralized Loan Obligations	—	1,253,957	—
Collateralized Mortgage Obligations	—	5,933,251	—
Commercial Mortgage-Backed Securities	—	1,171,202	—
U.S. Government Agencies	—	11,096,246	—
Total	$—	$20,440,705	$—
Unrealized Appreciation on Futures Contracts	3,000	—	—
Unrealized Depreciation on Futures Contracts	(4,405)	—	—
Total - Net	$(1,405)	$20,440,705	$—

Negative Duration High Yield Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$16,480,087	$—
Foreign Corporate Bonds	—	2,124,881	—
Investment of Cash Collateral for Securities Loaned	—	3,142,280	—
Total	$—	$21,747,248	$—
Unrealized Depreciation on Futures Contracts	(358,754)	—	—
Total - Net	$(358,754)	$21,747,248	$—

162	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Negative Duration U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$5,691,975	$—
U.S. Government Obligations	—	7,053,851	—
U.S. Corporate Bonds	—	4,551,676	—
Foreign Corporate Bonds	—	681,803	—
Foreign Government Agencies	—	142,914	—
Foreign Government Obligations	—	192,073	—
Supranational Bonds	—	300,096	—
Commercial Mortgage-Backed Securities	—	470,936	—
Municipal Bonds	—	74,625	—
Asset-Backed Securities	—	139,303	—
Repurchase Agreement	—	533,000	—
Investment of Cash Collateral for Securities Loaned	—	1,159,060	—
Total	$—	$20,991,312	$—
Unrealized Depreciation on Futures Contracts	(433,743)	—	—
U.S. Government Agencies Sold Short	—	(261,184)	—
Total - Net	$(433,743)	$20,730,128	$—

Yield Enhanced Global Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$81,278	$—
Foreign Corporate Bonds	—	1,148,080	—
Foreign Government Agencies	—	144,230	—
Foreign Government Obligations	—	1,572,567	—
Supranational Bonds	—	140,980	—
Exchange-Traded Fund	2,361,112	—	—
Total	$2,361,112	$3,087,135	$—
Unrealized Appreciation on Foreign Currency Contracts	—	41,431	—
Unrealized Depreciation on Foreign Currency Contracts	—	(571)	—
Total - Net	$2,361,112	$3,127,995	$—

Yield Enhanced U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$322,910,510	$—
U.S. Government Obligations	—	231,028,484	—
U.S. Corporate Bonds	—	443,572,473	—
Foreign Corporate Bonds	—	96,807,898	—
Foreign Government Agencies	—	4,742,592	—
Foreign Government Obligations	—	29,449,933	—
Supranational Bonds	—	1,584,256	—
Commercial Mortgage-Backed Securities	—	88,786,618	—
Municipal Bonds	—	22,695,618	—
Asset-Backed Securities	—	18,142,755	—
Repurchase Agreement	—	38,520,000	—
Investment of Cash Collateral for Securities Loaned	—	13,023,825	—
Total	$—	$1,311,264,962	$—

WisdomTree Trust	163

Notes to Financial Statements (unaudited) (continued)

Yield Enhanced U.S. Short-Term Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,642,777	$—
U.S. Government Obligations	—	21,982,739	—
U.S. Corporate Bonds	—	39,248,710	—
Foreign Corporate Bonds	—	6,839,087	—
Foreign Government Agencies	—	69,455	—
Foreign Government Obligations	—	2,232,006	—
Supranational Bond	—	1,066	—
Commercial Mortgage-Backed Securities	—	8,792,136	—
Asset-Backed Securities	—	1,956,447	—
Total	$—	$82,764,423	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$203,453,797	$—
Exchange-Traded Fund	8,819,185	—	—
Total	$8,819,185	$203,453,797	$—
Written Options	(25,437,400)	—	—
Total - Net	$(16,618,215)	$203,453,797	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$119,009,037	$—
Exchange-Traded Fund	6,404,323	—	—
Total	$6,404,323	$119,009,037	$—
Unrealized Appreciation on Foreign Currency Contracts	—	17,375	—
Unrealized Depreciation on Foreign Currency Contracts	—	(80,724)	—
Unrealized Appreciation on Futures Contracts	1,436,715	—	—
Unrealized Depreciation on Futures Contracts	(1,123,244)	—	—
Total - Net	$6,717,794	$118,945,688	$—

During the six months or period ended February 29, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts and options contracts during the period ended February 29, 2020 and open positions in such derivatives as of February 29, 2020 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at February 29, 2020 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 171 and 172. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of February 29, 2020, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

164	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

As of February 29, 2020, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$713,787	Unrealized depreciation on foreign currency contracts	$290,238
Chinese Yuan Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	98,974	Unrealized depreciation on foreign currency contracts	25,761
Emerging Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,665	Unrealized depreciation on foreign currency contracts	576,328
Emerging Markets Corporate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	67,063	Unrealized depreciation on futures contracts*	107,597
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	90,998	Unrealized depreciation on foreign currency contracts	483,580
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	1,020,960
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	1,000,823
Mortgage Plus Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	3,000	Unrealized depreciation on futures contracts*	4,405
Negative Duration High Yield Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	358,754
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	433,743
Yield Enhanced Global Aggregate Bond Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	41,431	Unrealized depreciation on foreign currency contracts	571
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts			Written options, at value	25,437,400
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	17,375	Unrealized depreciation on foreign currency contracts	80,724
	Unrealized appreciation on futures contracts*	352	Unrealized depreciation on futures contracts*	1,082
Commodity contracts	Unrealized appreciation on futures contracts*	876,062	Unrealized depreciation on futures contracts*	1,122,162
Interest rate contracts	Unrealized appreciation on futures contracts*	560,301	Unrealized depreciation on futures contracts*	—
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 169 for additional information regarding balance sheet location of balances associated with futures contracts.

WisdomTree Trust	165

Notes to Financial Statements (unaudited) (continued)

For the six months or period ended February 29, 2020, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign exchange contracts	$(304,660)	$144,163
Chinese Yuan Strategy Fund
Foreign exchange contracts	(255,184)	1,021,680
Emerging Currency Strategy Fund
Foreign exchange contracts	(272,559)	110,187
Emerging Markets Corporate Bond Fund
Interest rate contracts	(6,577)	(49,964)
Emerging Markets Local Debt Fund
Foreign exchange contracts	464,801	(364,234)
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	(82,284)	(946,567)
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	(782,630)	(1,066,145)
Mortgage Plus Bond Fund[3]
Interest rate contracts	2,057	(1,405)
Negative Duration High Yield Bond Fund
Interest rate contracts	29,055	(407,146)
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	(119,571)	(495,397)
Yield Enhanced Global Aggregate Bond Fund
Foreign exchange contracts	(291)	25,321
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	15,864,284	(23,698,389)
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	(1,601,282)	179,919
Commodity contracts	(6,306,959)	(6,535,726)
Interest rate contracts	774,268	(618,400)

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity contracts	Net realized gain (loss) from written options
Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and futures contracts
Commodity contracts	Net realized gain (loss) from futures contracts
Interest rate contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Equity contracts	Net increase (decrease) in unrealized appreciation/depreciation from written options
Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts and foreign currency contracts
Commodity contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Interest rate contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

[3]	For the period November 14, 2019 (commencement of operations) through February 29, 2020.

166	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

During the six months or period ended February 29, 2020, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$45,111,760	$87,571,509	$—	$—	$—
Chinese Yuan Strategy Fund
Foreign exchange contracts	34,062,855	7,882,342	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	25,964,852	6,203,818	—	—	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	5,402,328	5,198,134	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	14,889,647	1,618,134	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	—	161,979,683	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	88,336,210	—
Mortgage Plus Bond Fund[1]
Interest rate contracts	—	—	61,375	175,766	—
Negative Duration High Yield Bond Fund
Interest rate contracts	—	—	—	26,447,176	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	25,892,587	—
Yield Enhanced Global Aggregate Bond Fund
Foreign exchange contracts	2,006,493	3,917,626	—	—	—
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	214,192,143
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	44,891,608	41,219,145	—
Foreign exchange contracts	11,570,738	11,626,974	7,546,806	34,845,298	—
Interest rate contracts	—	—	18,481,098	—	—
[1]	For the period November 14, 2019 (commencement of operations) through February 29, 2020.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (‘‘PIK’’) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

WisdomTree Trust	167

Notes to Financial Statements (unaudited) (continued)

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts — The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (‘‘Forward Contract’’) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment strategy. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Local Debt Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Yield Enhanced Global Aggregate Bond Fund utilized Forward Contracts to offset applicable foreign currency exposure on its international bonds. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

168	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Duration Funds utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund and the Mortgage Plus Bond Fund each utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for ‘‘Net variation margin on futures contracts’’. The variation margins received or paid by the Funds on both open and closed futures contracts are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, ‘‘Deposits at broker for futures contracts’’. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts — The CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) utilized option contracts by writing put options on the S&P 500 Index consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased.

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The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Fund.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 — Guarantees. The Fund’s maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At February 29, 2020, the maximum payout for written put options for the CBOE S&P 500 PutWrite Strategy Fund was $220,106,000. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The Fund’s risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Fund’s use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar

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agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

The Funds’ futures contracts and option contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and option contracts are excluded from the netting table below.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 29, 2020, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$713,787	$(290,238)	$—	$423,549	$290,238	$(290,238)	$—	$—
Chinese Yuan Strategy Fund
Repurchase Agreements	7,790,000	—	(7,790,000)[1]	—	—	—	—	—
Foreign Currency Contracts	98,974	(25,174)	—	73,800	25,761	(25,174)	—	587
Emerging Currency Strategy Fund
Repurchase Agreements	4,860,000	—	(4,860,000)[1]	—	—	—	—	—
Foreign Currency Contracts	1,665	(1,665)	—	—	576,328	(1,665)	—	574,663
Emerging Markets Corporate Bond Fund
Securities Lending	4,778,883	—	(4,778,883)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Repurchase Agreements	13,120,000	—	(13,120,000)[1]	—	—	—	—	—
Foreign Currency Contracts	90,998	(18,711)	—	72,287	483,580	(18,711)	—	464,869

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	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Interest Rate Hedged High Yield Bond Fund
Securities Lending	$27,276,020	$—	$(27,276,020)[1]	$—	$—	$—	$—	$—
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	3,906,215	—	(3,906,215)[1]	—	—	—	—	—
Repurchase Agreements	1,698,500	—	(1,698,500)[1]	—	—	—	—	—
Negative Duration High Yield Bond Fund
Securities Lending	3,043,788	—	(3,043,788)[1]	—	—	—	—	—
Negative Duration U.S. Aggregate Bond Fund
Securities Lending	1,160,369	—	(1,160,369)[1]	—	—	—	—	—
Repurchase Agreements	533,000	—	(533,000)[1]	—	—	—	—	—
Yield Enhanced Global Aggregate Bond Fund
Foreign Currency Contracts	41,431	(571)	—	40,860	571	(571)	—	—
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	13,861,817	—	(13,861,817)[1]	—	—	—	—	—
Repurchase Agreements	38,520,000	—	(38,520,000)[1]	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Foreign Currency Contracts	17,375	(17,375)	—	—	80,724	(17,375)	—	63,349
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities — The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations — The Funds may invest in collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one of more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of

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receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions — Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset in ‘‘Receivables for investment securities sold’’ and an equivalent liability in ‘‘Securities sold short, at value’’ on the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. Any interest or dividends that accrue on the securities borrowed are shown as an interest expense or dividend expense in the Statement of Operations of the Fund. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds, except for Yield Enhanced U.S. Short-Term Aggregate Bond Fund, Emerging Markets Corporate Bond Fund and Mortgage Plus Bond Fund which are sub-advised by Voya Investment Management Co., LLC (‘‘Voya IM’’). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
U.S. Dollar Bullish Fund	0.50%	—	—
Chinese Yuan Strategy Fund	0.45%	—	—
Emerging Currency Strategy Fund	0.55%	—	—
Emerging Markets Corporate Bond Fund	0.60%	—	—
Emerging Markets Local Debt Fund	0.55%	—	—

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Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Floating Rate Treasury Fund	0.15%	—	—
Interest Rate Hedged High Yield Bond Fund	0.43%	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%	—	—
Mortgage Plus Bond Fund	0.45%	—	—
Negative Duration High Yield Bond Fund	0.48%	—	—
Negative Duration U.S. Aggregate Bond Fund	0.28%	—	—
Yield Enhanced Global Aggregate Bond Fund	0.20%	(0.06)%	December 31, 2021
Yield Enhanced U.S. Aggregate Bond Fund	0.20%	(0.08)%	December 31, 2020
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.20%	(0.08)%	December 31, 2020
CBOE S&P 500 PutWrite Strategy Fund	0.44%	(0.06)%[2]	December 31, 2020
Managed Futures Strategy Fund (consolidated)	0.75%	(0.10)%	December 31, 2020
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

[2]	WTAM had contractually agreed to limit the management fee to 0.38% through December 31, 2019. On December 31, 2019, the contractual waiver expired.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances and/or to implement its investment strategy. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of and for the six months ended February 29, 2020, WTAM held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
Emerging Markets Corporate Bond Fund	—	$—	$6
Emerging Markets Local Debt Fund	67	2,284	64
Floating Rate Treasury Fund	445,654	11,181,459	99,918
Interest Rate Hedged U.S. Aggregate Bond Fund	23	1,098	12
Mortgage Plus Bond Fund	200,416	10,274,346	31,484	[1]
Yield Enhanced Global Aggregate Bond Fund	—	—	43,474
Yield Enhanced U.S. Aggregate Bond Fund	1,961	105,482	1,381
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	263	13,443	224
CBOE S&P 500 PutWrite Strategy Fund	231	5,985	108
Managed Futures Strategy Fund	—	—	119
[1]	For the period November 14, 2019 (commencement of operations) through February 29, 2020.

4. CAPITAL SHARE TRANSACTIONS

As of February 29, 2020, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended February 29, 2020 are shown in the following table. Realized gains and

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losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$—	$400,902	$—	$—	$—	$—
Chinese Yuan Strategy Fund	—	—	—	—	—	—
Emerging Currency Strategy Fund	—	—	—	—	—	—
Emerging Markets Corporate Bond Fund	8,732,754	7,424,264	138,631	1,163,709	—	—
Emerging Markets Local Debt Fund	27,495,659	37,436,147	—	—	—	8,114,356
Floating Rate Treasury Fund	—	—	1,401,110,790	1,374,320,735	181,289,500	155,688,102
Interest Rate Hedged High Yield Bond Fund	56,270,461	60,239,771	—	—	—	37,419,354
Interest Rate Hedged U.S. Aggregate Bond Fund	3,541,692	3,896,812	24,149,007	15,731,348	—	—
Mortgage Plus Bond Fund[1]	3,781,982	26,140	16,959,056	669,250	—	—
Negative Duration High Yield Bond Fund	6,046,630	12,054,318	—	—	—	6,497,603
Negative Duration U.S. Aggregate Bond Fund	255,744	1,098,555	5,907,349	6,850,747	2,442,274	4,937,375
Yield Enhanced Global Aggregate Bond Fund	2,494,780	1,178,593	—	—	1,338,910	—
Yield Enhanced U.S. Aggregate Bond Fund	85,247,420	71,180,937	370,345,988	174,878,444	196,571,623	45,026,655
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	2,877,947	3,991,521	20,604,117	20,221,497	3,967,212	13,404,880
CBOE S&P 500 PutWrite Strategy Fund	9,617,280	814,831	—	—	—	—
Managed Futures Strategy Fund (consolidated)	8,963,589	2,568,340	—	—	—	—
[1]	For the period November 14, 2019 (commencement of operations) through February 29, 2020.

6. FEDERAL INCOME TAXES

At February 29, 2020, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$54,582,898	$13,011	$(995)	$12,016	$—	$—	$—	$12,016
Chinese Yuan Strategy Fund	25,030,369	2,646	(582)	2,064	—	—	—	2,064
Emerging Currency Strategy Fund	18,257,793	2,108	(395)	1,713	—	(100,237)	(100,237)	(98,524)
Emerging Markets Corporate Bond Fund	38,762,814	1,996,893	(346,675)	1,650,218	—	—	—	1,650,218
Emerging Markets Local Debt Fund	184,735,910	3,830,326	(18,689,891)	(14,859,565)	35,494	(206,421)	(170,927)	(15,030,492)
Floating Rate Treasury Fund	1,703,283,795	2,428,492	(189,911)	2,238,581	—	—	—	2,238,581
Interest Rate Hedged High Yield Bond Fund	227,185,884	2,970,365	(8,373,452)	(5,403,087)	—	—	—	(5,403,087)
Interest Rate Hedged U.S. Aggregate Bond Fund	84,668,773	6,293,802	(9,874)	6,283,928	—	—	—	6,283,928
Mortgage Plus Bond Fund	20,032,067	410,521	(1,883)	408,638	—	—	—	408,638
Negative Duration High Yield Bond Fund	22,365,853	280,715	(899,320)	(618,605)	—	—	—	(618,605)
Negative Duration U.S. Aggregate Bond Fund	19,663,710	1,339,565	(11,963)	1,327,602				1,327,602
Yield Enhanced Global Aggregate Bond Fund	5,215,337	246,726	(13,816)	232,910	—	—	—	232,910
Yield Enhanced U.S. Aggregate Bond Fund	1,247,510,805	64,399,188	(645,031)	63,754,157	—	—	—	63,754,157

WisdomTree Trust	175

Notes to Financial Statements (unaudited) (continued)

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	79,998,353	2,773,615	(7,545)	2,766,070	—	—	—	2,766,070
CBOE S&P 500 PutWrite Strategy Fund	212,142,159	130,823	—	130,823	—	—	—	130,823
Managed Futures Strategy Fund (consolidated)[2]	206,180,966	17,546	(79,735,462)	(79,717,916)	—	—	—	(79,717,916)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

[2]

“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

7. SUBSEQUENT EVENT

At the recommendation of WTAM, the investment adviser of the WisdomTree Negative Duration U.S. Aggregate Bond Fund, WisdomTree Negative Duration High Yield Bond Fund and WisdomTree Yield Enhanced Global Aggregate Bond Fund (the “Affected Funds”), after continued review of the product lineup and anticipated limited future prospect of investor demand for the Affected Funds, among other considerations, the Board of Trustees determined to close and liquidate the Affected Funds.

After the close of business on May 27, 2020, the Affected Funds will no longer accept creation orders. The last day of secondary market trading of the Affected Funds’ shares will also be May 27, 2020. Shareholders are able to sell Affected Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. When the Affected Funds commence liquidation of their portfolios, which is anticipated to occur on or around May 28, 2020, but may occur before May 28, 2020, and at different times for each Affected Fund, the liquidation process will result in each Affected Fund increasing its cash holdings and deviating from the investment objective and strategies stated in its prospectus.

It is anticipated that shareholders remaining in the Affected Funds after the last day of trading will have their shares redeemed automatically on or around June 9, 2020 and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about June 8, 2020. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in an Affected Fund and that receive cash will not be charged any transaction fees by the Affected Fund. Whether shareholders sell their shares or are automatically redeemed as described above, shareholders will generally recognize a capital gain (or loss) equal to the amount received for their shares above (or below) the adjusted cost basis in such shares.

*    *    *    *    *    *

At the recommendation of WTAM, the investment adviser of the WisdomTree Interest Rate Hedged High Yield Bond Fund (the “Fund”), the Board of Trustees of the Trust, with respect to the Fund, has approved changing the Fund’s index, investment objective, investment strategies, and sub-adviser. These changes to the index, investment objective and investment strategies are now scheduled to go into effect on or about June 1, 2020. In connection with the Fund’s index change, the Fund’s portfolio will transition to the new index over the course of a few days. The change to the Fund’s sub-adviser is expected to go into effect on or about June 4, 2020. These changes will not affect the management fee or expense ratio of the Fund. Please see the Fund’s current prospectus dated January 1, 2020, as supplemented April 17, 2020, for additional information on these changes.

8. ADDITIONAL INFORMATION

A recent outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and

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Notes to Financial Statements (unaudited) (concluded)

general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 likely will affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of each Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of the Funds.

WisdomTree Trust	177

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Advisory Agreements

(all applicable Funds except the WisdomTree Mortgage Plus Bond Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 12-13, 2019 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”); (ii) the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds; and (iii) the Investment Sub-Advisory Agreement (the “Voya Sub-Advisory Agreement”, collectively with the Mellon Sub-Advisory Agreement, the “Sub-Advisory Agreements”), pursuant to which Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 5, 2019, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2019, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

178	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

The Board discussed the index Funds’ performance. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance—both positive and negative—but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub- advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

WisdomTree Trust	179

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Mortgage Plus Bond Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on March 28-29, 2019, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co. LLC (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, held on March 21, 2019. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund will be actively managed. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of each Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to

180	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

the Sub-Adviser. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust	181

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

182	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Fund’s performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WTMF is speculative and involves a substantial degree of risk. WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-3274

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(a)(4)    Not applicable.

(b)Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust
By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: May 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: May 4, 2020
By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date: May 4, 2020